UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22019
                                                    -----------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                        Date of fiscal year end: July 31
                                                 -------

                    Date of reporting period: July 31, 2014
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND


Annual Report             July 31, 2014

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AlphaDEX(R) Sector Funds
------------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
First Trust Energy AlphaDEX(R) Fund (FXN)
First Trust Financials AlphaDEX(R) Fund (FXO)
First Trust Health Care AlphaDEX(R) Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
First Trust Materials AlphaDEX(R) Fund (FXZ)
First Trust Technology AlphaDEX(R) Fund (FXL)
First Trust Utilities AlphaDEX(R) Fund (FXU)



                                  AlphaDEX(R)
                                 FAMILY OF ETFs


AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
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


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TABLE OF CONTENTS
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2014

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)..............  4
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG)....................  6
      First Trust Energy AlphaDEX(R) Fund (FXN)..............................  8
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 10
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 12
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 14
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 16
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 18
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 20
Notes to Fund Performance Overview........................................... 22
Understanding Your Fund Expenses............................................. 23
Portfolio of Investments
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD).............. 25
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG).................... 28
      First Trust Energy AlphaDEX(R) Fund (FXN).............................. 30
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 32
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 36
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 38
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 41
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 43
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 46
Statements of Assets and Liabilities......................................... 48
Statements of Operations..................................................... 50
Statements of Changes in Net Assets.......................................... 52
Financial Highlights......................................................... 56
Notes to Financial Statements................................................ 61
Report of Independent Registered Public Accounting Firm...................... 70
Additional Information....................................................... 71
Board of Trustees and Officers............................................... 76
Privacy Policy............................................................... 78


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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JULY 31, 2014

Dear Shareholders:

I am pleased to present you with the annual report for your investment in First Trust Exchange-Traded AlphaDEX(R) Fund.

The report you hold contains detailed information about the Sector Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund for the year ended July 31, 2014. It contains performance and a market overview analysis for each Sector Fund for the period. Because we believe a successful investor is typically a knowledgeable one, I encourage you to read this document and discuss it with your financial advisor.

The year covered by this report has been positive for the U.S. markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 16.94% during the period. Of course, past performance can never be an indicator of future performance, but First Trust Advisors L.P. ("First Trust") believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                 ANNUAL REPORT
                                 JULY 31, 2014

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 20 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S./GLOBAL ECONOMY

The U.S. economic recovery turned five years old in June. U.S. real GDP growth averaged 2.1% over that period, according to data from the Bureau of Economic Analysis. The International Monetary Fund's (IMF) latest forecast for U.S. growth in 2014 is 1.7%. The U.S. economy has shown improvement in the areas of job growth, manufacturing and housing. Whether or not the IMF's forecast is accurate, or perhaps even understated, the underpinnings of the economy have likely solidified, in our opinion, considering the Federal Reserve's announcement in early July that it will end its bond buying (quantitative easing) program in October.

In July, the IMF trimmed its global GDP growth forecast for 2014 from 3.7% to 3.4%. The world economy grew by 3.2% in 2013. In lowering its forecast, it cited such geopolitical risks as the Ukraine/Russia conflict, the ongoing turmoils throughout the Middle East and the recent fighting between Israel and the Palestinians. The IMF kept its 2015 growth estimate at 4.0%. It estimates that the average GDP growth rate for "Emerging & Developing Economies" will be 4.6% in 2014. Its 2014 estimate for China was cut from 7.6% to 7.4%. The growth estimate for the Eurozone was unchanged at 1.1%.

Mergers & Acquisitions (M&A) activity was strong worldwide in the first half of 2014. The value of global M&A deals totaled $1.8 trillion, up 73% from the first half of 2013 and the strongest first half for global deals since 1998, according to Thomson Reuters. Deal volume totaled $1.1 trillion in Q2'14, indicating a surge in activity from Q1'14.

Year-to-date through July, the U.S. Federal government collected $1.80 trillion in taxes, up 7.8% from the $1.67 trillion collected in the same period in 2013, according to Forbes. Tax receipts were higher (year-over-year) in each of the first seven months for the year. Tax revenue is also higher on a fiscal year basis ($2.40 trillion collected), which ends in September. While individual income taxes accounted for approximately 46% of total receipts year-to-date, corporate income taxes contributed slightly less than 10%. The remainder was comprised of Social Security and Medicare taxes, excise taxes and customs duties. Estate and gift taxes accounted for less than 1%.

SECTOR INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end funds. For the 12-month period ended July 31, 2014, U.S. equity funds reported net inflows totaling $17.88 billion, according to data from Morningstar. On a year-to-date basis, however, investors actually liquidated a net $3.8 billion through July. For the 12-month period ended July 31, 2014, Sector Equity Funds reported net inflows totaling $22.99 billion. Year-to-date, net inflows totaled $15.95 billion. In our opinion, these numbers suggest that investor sentiment has favored sector investing over the broader market so far in 2014. Using Morningstar fund categories, some of the domestic sectors reporting the highest net inflows over the past 12 months were Health Care, Real Estate, Technology, Utilities and Industrials.

Investors have been funneling more capital into passive funds than actively-managed funds. Morningstar data showed that investors favored passive funds over actively managed funds for the 12-month period ended June 30, 2014, according to ETF Trends. Passive funds took in 68% of all inflows, compared to 32% for actively-managed funds. The 68% that flowed into passive funds was split almost equally between ETFs and open-end funds.

IN CLOSING

It appears that the days of extraordinarily low interest rates in the U.S. are numbered. While the Federal Reserve has yet to provide a definitive plan for tapering its monthly bond-buying program, investors have been aggressively selling debt securities of late as if it had provided this plan. Over the past 12 months, stock returns have substantially outpaced those of the major fixed-income categories. For those investors wondering how stocks fare when interest rates rise, according to Businessweek, since 1953, U.S. stocks have posted their best returns when the yield on the 10-Year T-Note rose to 4.00%. This yield stood at 2.58% on July 31, 2013. As Businessweek noted, stock prices usually retrench when the yield tops 6.00%.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Consumer Discretionary Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by NYSE Group, Inc. or its affiliates ("NYSE") to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Consumer Discretionary Index using the Russell Global Sectors (the "RGS") sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL                     CUMULATIVE
                                                                          TOTAL RETURNS                   TOTAL RETURNS
                                                    1 Year          5 Years         Inception         5 Years        Inception
                                                     Ended           Ended           (5/8/07)          Ended          (5/8/07)
                                                    7/31/14         7/31/14         to 7/31/14        7/31/14        to 7/31/14

FUND PERFORMANCE
NAV                                                 12.37%          21.15%            7.55%           161.01%          69.21%
Market Price                                        12.33%          21.13%            7.55%           160.80%          69.20%

INDEX PERFORMANCE
StrataQuant(R) Consumer Discretionary Index         13.19%          22.05%            8.36%           170.80%          78.74%
Russell 1000(R) Index                               17.06%          17.13%            5.98%           120.45%          52.17%
S&P 500(R) Consumer Discretionary Index             12.70%          23.17%            9.20%           183.51%          89.00%
Russell 1000(R) Consumer Discretionary Index(1)     12.45%          22.67%              NA            177.81%            NA
------------------------------------------------------------------------------------------------------------------------------------

(See  Notes to Fund Performance Overview on page 22.)

--------------------------------------------------------------------------------
PERFORMANCE REVIEW
--------------------------------------------------------------------------------

FXD's one-year net asset value ("NAV") return of 12.37% underperformed the benchmark S&P 500(R) Consumer Discretionary Index return of 12.70% by -0.33%. The Auto Components and Textiles, Apparel & Luxury Goods industries led all industries in contribution with each industry contributing 2.1% to the Fund's return. The Fund's holdings in the Auto Components industry returned 33.3%, led by Visteon Corp. (+44.5%) and TRW Automotive Holdings Corp. (+39.5%). In the Textiles Apparel & Luxury Goods industry, the Fund's holdings returned +29.9%, led by Under Armour, Inc. (+98.8%) and Deckers Outdoor Corp. (+61.4%). On a relative basis the Media industry was the largest drag, causing -3.0% of underperformance. The Fund lagged due to being underweight in large companies:
Walt Disney Co. (+35.5% one-year return), Comcast Corp. (+21.2%), and Time Warner, Inc. (+41.6%). In total, the Fund had an average weight of 1.9% in these companies versus a 15.9% average weight for the benchmark. The Fund reversed some of its underperformance in the previously mentioned Auto Components and Textiles, Apparel & Luxury Goods industries. The Fund's holdings in the Textiles, Apparel & Luxury goods reversed +1.2% of underperformance by outperforming the benchmark's constituents in the industry 29.9% versus 10.1%. In the Auto Components industry, the Fund's holdings outperformed the benchmark's constituents 33.3% versus 24.9% and the Fund was overweight in the industry 7.1% vs 3.5% average weight, resulting in an 0.8% reversal of underperformance.


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Consumer Discretionary                      92.13%
Industrials                                  5.39
Consumer Staples                             1.72
Financials                                   0.76
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
TRW Automotive Holdings Corp.                1.51%
Bed Bath & Beyond, Inc.                      1.45
Staples, Inc.                                1.41
Lear Corp.                                   1.39
GameStop Corp., Class A                      1.37
Kohl's Corp.                                 1.34
Harman International Industries, Inc.        1.33
Marriott International, Inc., Class A        1.33
Hanesbrands, Inc.                            1.31
Visteon Corp.                                1.30
                                           -------
  Total                                     13.74%
                                           =======

-----------------------------

(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell 1000(R) Consumer Discretionary and Services Index to the Russell 1000(R) Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Discretionary Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Consumer Discretionary AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Discretionary Index in connection with the trading of the Fund.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MAY 8, 2007 - JULY 31, 2014

                 First Trust
            Consumer Discretionary         StrataQuant(R) Consumer        Russell 1000(R)           S&P 500(R) Consumer
               AlphaDEX(R) Fund              Discretionary Index               Index                Discretionary Index
5/8/07              $10000                         $10000                     $10000                      $10000
7/31/07               9415                           9439                       9674                        9418
1/31/08               8296                           8349                       9261                        8326
7/31/08               7133                           7194                       8647                        7355
1/31/09               4347                           4406                       5911                        5679
7/31/09               6482                           6601                       6903                        6667
1/31/10               7427                           7592                       7611                        7697
7/31/10               8108                           8319                       7904                        8410
1/31/11               9984                          10281                       9387                       10051
7/31/11              10925                          11302                       9539                       10806
1/31/12              10699                          11120                       9757                       11372
7/31/12              10591                          11024                      10298                       12091
1/31/13              12657                          13228                      11419                       14063
7/31/13              15057                          15791                      12998                       16770
1/31/14              15938                          16781                      13957                       17911
7/31/14              16920                          17876                      15216                       18899


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         175              0               0             0
8/1/10 - 7/31/11         224              0               0             0
8/1/11 - 7/31/12         130              0               0             0
8/1/12 - 7/31/13         178              0               0             0
8/1/13 - 7/31/14         213              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         76               0               0             0
8/1/10 - 7/31/11         28               0               0             0
8/1/11 - 7/31/12        123               0               0             0
8/1/12 - 7/31/13         72               0               0             0
8/1/13 - 7/31/14         39               0               0             0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples Index (the "Consumer Staples Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Consumer Staples Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                     CUMULATIVE
                                                                          TOTAL RETURNS                     TOTAL RETURNS
                                                    1 Year          5 Years         Inception         5 Years        Inception
                                                     Ended           Ended           (5/8/07)          Ended          (5/8/07)
                                                    7/31/14         7/31/14         to 7/31/14        7/31/14        to 7/31/14
FUND PERFORMANCE
NAV                                                 15.14%          19.57%            10.54%          144.45%         106.34%
Market Price                                        15.04%          19.57%            10.53%          144.38%         106.28%

INDEX PERFORMANCE
StrataQuant(R) Consumer Staples Index               16.00%          20.57%            11.42%          154.82%         118.57%
Russell 1000(R) Index                               17.06%          17.13%             5.98%          120.45%          52.17%
S&P 500(R) Consumer Staples Index                    7.12%          15.25%             9.68%          103.38%          94.98%
Russell 1000(R) Consumer Staples Index(1)            8.79%          15.92%              NA            109.32%            NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXG's one-year NAV return of 15.14% outperformed the benchmark S&P 500(R) Consumer Staples Index return of 7.12% by 8.02%. The Food Products industry was the largest contributor to return with a 5.8% contribution. The Fund's holdings in the industry returned 15.3% and comprised an average of 43.2% of the Fund's weight. Standout individual performers from the industry were Hillshire Brands Co. (+63.8% while held in the Fund), Keurig Green Mountain, Inc. (+55.7%), and Tyson Foods, Inc. (+35.8%). The Beverages industry was the second best contributor with a +4.8% contribution to total return. The Fund's holdings comprised an average of 15.3% of the Fund's weight and returned 33.0%. Leading performers were Constellation Brands, Inc. (+59.8%) and Molson Coors Brewing Co. (+38.3%). On a relative basis, the same two industries that led contribution to return were the leading causes of outperformance. The Food Products industry was the source of +3.1% due to the Fund's outperformance of the benchmark within the industry: 15.3% versus 7.4%. In the Beverages industry, the Fund gained 3.0% of outperformance due to the Fund's holdings outperforming the benchmark 33.0% versus 9.1%.

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Consumer Staples                           100.00%
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Pilgrim's Pride Corp.                        5.07%
Tyson Foods, Inc., Class A                   4.92
Spectrum Brands Holdings, Inc.               4.81
Constellation Brands, Inc., Class A          4.69
Rite Aid Corp.                               4.63
Walgreen Co.                                 4.61
WhiteWave Foods (The) Co.                    4.57
ConAgra Foods, Inc.                          3.53
CVS Caremark Corp.                           3.52
Hillshire Brands (The) Co.                   3.50
                                           -------
  Total                                     43.85%
                                           =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Staples Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Consumer Staples AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Staples Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MAY 8, 2007 - JULY 31, 2014

            First Trust Consumer Staples  StrataQuant(R) Consumer  Russell 1000(R)  S&P 500(R) Consumer
                  AlphaDEX(R) Fund             Staples Index            Index          Staples Index
5/8/07                 $10000                     $10000               $10000             $10000
7/31/07                  9555                       9574                 9674               9747
1/31/08                  8917                       8971                 9261              10285
7/31/08                  9091                       9180                 8647              10386
1/31/09                  7142                       7224                 5646               8404
7/31/09                  8442                       8577                 6903               9587
1/31/10                  9133                       9311                 7611              10426
7/31/10                  9790                      10017                 7904              10865
1/31/11                 10958                      11264                 9387              11840
7/31/11                 12844                      13250                 9539              12790
1/31/12                 12410                      12853                 9757              13505
7/31/12                 12455                      12989                10298              15305
1/31/13                 14509                      15186                11419              16073
7/31/13                 17921                      18842                12998              18201
1/31/14                 18572                      19596                13957              18172
7/31/14                 20635                      21857                15216              19497


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         167              0               0             0
8/1/10 - 7/31/11         194              0               0             0
8/1/11 - 7/31/12         158              0               0             0
8/1/12 - 7/31/13         155              0               0             0
8/1/13 - 7/31/14         213              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         84               0               0             0
8/1/10 - 7/31/11         58               0               0             0
8/1/11 - 7/31/12         94               1               0             0
8/1/12 - 7/31/13         95               0               0             0
8/1/13 - 7/31/14         39               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXN."

The Energy Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Energy Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                     CUMULATIVE
                                                                          TOTAL RETURNS                     TOTAL RETURNS
                                                    1 Year          5 Years         Inception         5 Years        Inception
                                                     Ended           Ended           (5/8/07)          Ended          (5/8/07)
                                                    7/31/14         7/31/14         to 7/31/14        7/31/14        to 7/31/14
FUND PERFORMANCE
NAV                                                 25.30%          16.42%            5.45%           113.82%          46.81%
Market Price                                        25.24%          16.41%            5.45%           113.82%          46.80%

INDEX PERFORMANCE
StrataQuant(R) Energy Index                         26.14%          17.26%            6.19%           121.73%          54.43%
Russell 1000(R) Index                               17.06%          17.13%            5.98%           120.45%          52.17%
S&P 500(R) Energy Index                             18.43%          14.96%            7.03%           100.78%          63.39%
Russell 1000(R) Energy Index(1)                     19.50%          15.00%              NA            101.17%            NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXN's one-year NAV return of 25.30% outperformed the benchmark S&P 500(R) Energy Index return of 18.43% by 6.87%. Much of the Fund's outperformance came from being underweight in Exxon Mobil Corp. and Chevron Corp., which returned 8.5% and 6.2%, respectively, relative to the benchmark. Though both companies had a positive return, their returns lagged the benchmark's total return of 18.43% and therefore caused a drag. Exxon Mobil and Chevron's average weight in the Fund was 5.2% versus 38.6% for the benchmark. In total, being underweight in the two companies caused the Fund to outperform by 4.0%. The Fund gained additional outperformance from strong-performing companies Golar LNG Ltd. (+83.1% one-year return), Whiting Petroleum Corp. (+71.9%), and Cimarex Energy Co. (+82.9%). These companies were not held in the benchmark.


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Energy                                      95.23%
Information Technology                       3.11
Industrials                                  1.66
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Valero Energy Corp.                          2.95%
Hess Corp.                                   2.91
Chevron Corp.                                2.88
Marathon Oil Corp.                           2.82
Oil States International, Inc.               2.78
Occidental Petroleum Corp.                   2.77
ONEOK, Inc.                                  2.75
Diamond Offshore Drilling, Inc.              2.74
Atwood Oceanics, Inc.                        2.67
Targa Resources Corp.                        2.66
                                           -------
  Total                                     27.93%
                                           =======


-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Energy Index because this index did not exist until on or about September 18, 2008.

The StrataQuant(R) Energy Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Energy AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Energy Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN) (CONTINUED)


                                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                             MAY 8, 2007 - JULY 31, 2014

                First Trust Energy      StrataQuant(R)      Russell 1000(R)         S&P 500(R)
                 AlphaDEX(R) Fund        Energy Index            Index             Energy Index
5/8/07                $10000                $10000              $10000                $10000
7/31/07                10370                 10387                9674                 10743
1/31/08                10594                 10638                9261                 10891
7/31/08                11990                 12080                8647                 11455
1/31/09                 4831                  4864                6047                  7332
7/31/09                 6865                  6965                6903                  8138
1/31/10                 8005                  8153                7611                  8656
7/31/10                 8119                  8301                7904                  8601
1/31/11                11422                 11720                9387                 11719
7/31/11                12073                 12437                9539                 12248
1/31/12                10110                 10453                9757                 11606
7/31/12                 9477                  9838               10298                 11633
1/31/13                11278                 11755               11419                 12874
7/31/13                11715                 12244               12998                 13799
1/31/14                12399                 13006               13957                 14020
7/31/14                14678                 15444               15216                 16343


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         162              1               0             0
8/1/10 - 7/31/11         190              0               0             0
8/1/11 - 7/31/12         156              0               0             0
8/1/12 - 7/31/13         178              0               0             0
8/1/13 - 7/31/14         223              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10          86              2               0             0
8/1/10 - 7/31/11          62              0               0             0
8/1/11 - 7/31/12          96              1               0             0
8/1/12 - 7/31/13          72              0               0             0
8/1/13 - 7/31/14          29              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the "Financials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Financials Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                     CUMULATIVE
                                                                          TOTAL RETURNS                     TOTAL RETURNS
                                                    1 Year          5 Years         Inception         5 Years        Inception
                                                     Ended           Ended           (5/8/07)          Ended          (5/8/07)
                                                    7/31/14         7/31/14         to 7/31/14        7/31/14        to 7/31/14
FUND PERFORMANCE
NAV                                                 10.95%          17.71%            2.82%           125.96%          22.28%
Market Price                                        10.89%          17.74%            2.83%           126.28%          22.33%

INDEX PERFORMANCE
StrataQuant(R) Financials Index                     11.78%          18.65%            3.75%           135.11%          30.49%
Russell 1000(R) Index                               17.06%          17.13%            5.98%           120.45%          52.17%
S&P 500(R) Financials Index                         11.41%          13.38%           -4.89%            87.39%         -30.43%
Russell 1000(R) Financial Services Index(1)         11.92%          14.16%              NA             93.86%            NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXO's one-year NAV return of 10.95% underperformed the benchmark S&P 500(R) Financials Index return of 11.41% by -0.46%. The Insurance industry led all industries in the Fund with a 3.6% contribution to return. The Fund's holdings from the industry returned 9.2% and had an average weight in the Fund of 36.7%. The IT Services industry was the best-performing, and second-best contributing, industry in the Fund. The Fund's holdings in the industry returned 28.2%, comprised 8.1% of the Fund's weight, and contributed 2.3% to the Fund's return. Leading performers in the industry were Global Payments, Inc. (+49.8%), FleetCor Technologies, Inc. (+47.9%), and Broadridge Financial Solutions (+42.7%). On a relative basis the Fund lost ground against the benchmark by underperforming in the Insurance industry (+9.2% vs. +11.5%) and the Consumer Finance industry (+8.6% vs. +19.9%). Most of the underperformance was reversed because the benchmark was not exposed to any of the IT Services industry. By GICS (Global Industry Classification Standard) methodology, the industry is considered to be under the Information Technology sector. The companies held in the Fund from the industry are classified by Russell as Financials companies. The benchmark, and this report, is based on GICS.


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                  92.35%
Information Technology                       6.40
Industrials                                  0.83
Consumer Discretionary                       0.42
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
CIT Group, Inc.                              1.09%
Endurance Specialty Holdings Ltd.            1.04
Lazard Ltd., Class A                         1.03
Washington Prime Group, Inc.                 1.02
Zillow, Inc., Class A                        1.02
Chimera Investment Corp.                     1.01
Santander Consumer USA Holdings, Inc.        1.00
XL Group PLC                                 1.00
ProAssurance Corp.                           1.00
Jones Lang LaSalle, Inc.                     0.99
                                           -------
  Total                                     10.20%
                                           =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financial Services Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Financials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Financials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Financials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MAY 8, 2007 - JULY 31, 2014

              First Trust Financials       StrataQuant(R)       Russell 1000(R)           S&P 500(R)
                 AlphaDEX(R) Fund         Financials Index           Index             Financials Index
5/8/077               $10000                   $10000               $10000                  $10000
7/31/07                 8955                     8986                 9674                    8883
1/31/08                 7939                     8017                 9261                    7875
7/31/08                 6363                     6450                 8647                    5950
1/31/09                 3908                     3976                 5646                    3444
7/31/09                 5412                     5550                 6903                    3713
1/31/10                 6429                     6618                 7611                    4081
7/31/10                 6856                     7086                 7904                    4253
1/31/11                 7898                     8199                 9387                    4772
7/31/11                 7558                     7878                 9539                    4336
1/31/12                 7621                     7979                 9757                    4162
7/31/12                 7904                     8307                10298                    4385
1/31/13                 9367                     9886                11419                    5255
7/31/13                11021                    11675                12998                    6245
1/31/14                11646                    12384                13957                    6482
7/31/14                12228                    13050                15216                    6957


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         175              0               0             0
8/1/10 - 7/31/11         164              0               0             0
8/1/11 - 7/31/12         151              0               0             0
8/1/12 - 7/31/13         189              0               0             0
8/1/13 - 7/31/14         219              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         76               0               0             0
8/1/10 - 7/31/11         88               0               0             0
8/1/11 - 7/31/12        102               0               0             0
8/1/12 - 7/31/13         61               0               0             0
8/1/13 - 7/31/14         33               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index (the "Health Care Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Health Care Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                     CUMULATIVE
                                                                          TOTAL RETURNS                     TOTAL RETURNS
                                                    1 Year          5 Years         Inception         5 Years        Inception
                                                     Ended           Ended           (5/8/07)          Ended          (5/8/07)
                                                    7/31/14         7/31/14         to 7/31/14        7/31/14        to 7/31/14
FUND PERFORMANCE
NAV                                                 24.78%          24.81%            14.57%          202.86%         167.43%
Market Price                                        24.69%          24.81%            14.57%          202.86%         167.43%

INDEX PERFORMANCE
StrataQuant(R) Health Care Index                    25.57%          25.71%            15.45%          213.95%         182.60%
Russell 1000(R) Index                               17.06%          17.13%             5.98%          120.45%          52.17%
S&P 500(R) Health Care Index                        21.42%          19.31%             9.50%          141.72%          92.76%
Russell 1000(R) Health Care Index(1)                21.72%          20.06%              NA            149.44%            NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXH's one-year NAV return of 24.78% outperformed the benchmark S&P 500(R) Health Care Index return of 21.42% by 3.36%. The Pharmaceuticals industry was the top-performing and best-contributing industry in the Fund. Within the industry the Fund's holdings returned 48.0%, comprised an average of 19.3% of the Fund's weight, and contributed 8.5% to return. Standout performers in the industry were Jazz Pharmaceuticals (+85.0%), Endo International Plc (+80.1% while held in the
Fund), and Salix Pharmaceuticals, Ltd. (+78.5%). The Health Care Providers & Services industry was the second-best contributor with a 8.1% contribution. The Fund's holdings in the industry returned 23.8% and comprised an average 35.1% of the Fund's weight. On a relative basis the Fund gained 5.9% of outperformance in the Pharmaceuticals industry where the Fund's holdings outperformed the benchmark's constituents 48.0% versus 17.8%. In the Biotechnology industry, -2.9% of the Fund's outperformance was reversed as the Fund underperformed +16.2% versus +33.6%. The majority of the underperformance in the industry was due to the Fund being underweight in large companies Gilead Sciences, Inc. and Biogen Idec, Inc., which returned 49.0% and 53.3%, respectively.



----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Health Care                                100.00%
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
HCA Holdings, Inc.                           2.58%
Universal Health Services,
   Inc., Class B                             2.48
Salix Pharmaceuticals Ltd.                   2.38
AmerisourceBergen Corp.                      2.36
Quest Diagnostics, Inc.                      2.32
McKesson Corp.                               2.29
Allergan, Inc.                               2.18
Questcor Pharmaceuticals, Inc.               2.16
Medivation, Inc.                             2.14
Actavis PLC                                  2.14
                                           -------
  Total                                     23.03%
                                           =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Health Care Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Health Care AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Health Care Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH) (CONTINUED)


                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       MAY 8, 2007 - JULY 31, 2014

          First Trust Health Care       StrataQuant(R)        Russell 1000(R)         S&P 500(R)
          AlphaDEX(R) Fund (FXH)       Health Care Index           Index           Health Care Index
5/8/07            $10000                    $10000                $10000                $10000
7/31/07             9740                      9764                  9674                  9222
1/31/08             9645                      9702                  9261                  9269
7/31/08             9465                      9573                  8647                  8940
1/31/09             7330                      7443                  5646                  7696
7/31/09             8830                      9001                  6903                  7974
1/31/10            10750                     10993                  7611                  9042
7/31/10            10780                     11068                  7904                  8318
1/31/11            13190                     13601                  9387                  9306
7/31/11            14302                     14805                  9539                 10142
1/31/12            14342                     14909                  9757                 10762
7/31/12            15042                     15667                 10298                 11706
1/31/13            17867                     18682                 11419                 13226
7/31/13            21434                     22504                 12998                 15877
1/31/14            25169                     26517                 13957                 17571
7/31/14            26745                     28259                 15216                 19279


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         161              0               0             0
8/1/10 - 7/31/11         203              0               0             0
8/1/11 - 7/31/12         135              0               0             0
8/1/12 - 7/31/13         187              0               0             0
8/1/13 - 7/31/14         217              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         90               0               0             0
8/1/10 - 7/31/11         49               0               0             0
8/1/11 - 7/31/12        118               0               0             0
8/1/12 - 7/31/13         63               0               0             0
8/1/13 - 7/31/14         35               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Industrials Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                     CUMULATIVE
                                                                          TOTAL RETURNS                     TOTAL RETURNS
                                                    1 Year          5 Years         Inception         5 Years        Inception
                                                     Ended           Ended           (5/8/07)          Ended          (5/8/07)
                                                    7/31/14         7/31/14         to 7/31/14        7/31/14        to 7/31/14
FUND PERFORMANCE
NAV                                                 22.44%          20.57%            6.25%           154.81%          54.97%
Market Price                                        22.34%          20.56%            6.24%           154.72%          54.92%

INDEX PERFORMANCE
StrataQuant(R) Industrials Index                    23.40%          21.51%            7.06%           164.87%          63.73%
Russell 1000(R) Index                               17.06%          17.13%            5.98%           120.45%          52.17%
S&P 500(R) Industrials Index                        16.72%          19.13%            6.16%           139.89%          54.04%
Russell 1000(R) Producer Durables Index(1)          17.01%          19.36%              NA            142.32%            NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXR's one-year NAV return of 22.44% outperformed the benchmark S&P 500(R) Industrials Index return of 16.72% by 5.72%. The Machinery industry was the top-contributing industry in the Fund with 5.9% contributing to return. The Fund's holdings in the industry returned 21.2% and comprised an average of 25.3% of the Fund's weight. The Aerospace & Defense industry was the second-best contributor. The Fund's holdings in the industry returned 23.6% and had an average weight of 17.8%, which resulted in a 4.9% contribution to total return. The Airlines industry was the best-performing industry in the Fund with a 54.0% return, but its contribution was limited to 3.2% because its average Fund weight was 6.9%. Some standout performers in the industry were Southwest Airlines Co. (+106.3%), Delta Airlines, Inc. (+78.0%), and Alaska Air Group, Inc. (+45.4%). On a relative basis the Fund's outperformance came across numerous industries. The Trading Companies & Distributors caused 1.4% outperformance because the Fund's holdings outperformed the benchmark's constituents 37.8% versus -8.3%. Another 1.4% of outperformance came from the Fund being underweight in the lagging Industrial Conglomerates industry 2.5% versus 23.3% average weight. The aforementioned Machinery industry added 1.3% of outperformance as the Fund's holdings in the industry returned 21.2% versus the benchmark's 17.3%. Lastly, the Fund gained 1.2% in relative performance by being overweight the strong-performing Airlines industry, 6.9% versus 2.1% average weight.


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                 91.45%
Information Technology                       6.25
Energy                                       2.00
Materials                                    0.30
                                           -------
  Total                                    100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
URS Corp.                                    2.16%
Xerox Corp.                                  1.85
AECOM Technology Corp.                       1.83
Southwest Airlines Co.                       1.82
Spirit Airlines, Inc.                        1.79
United Rentals, Inc.                         1.75
Trinity Industries, Inc.                     1.73
Lexmark International, Inc., Class A         1.73
Old Dominion Freight Line, Inc.              1.73
Exelis, Inc.                                 1.72
                                           -------
  Total                                     18.11%
                                           =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Producer Durables Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Industrials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Industrials/Producer Durables AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Industrials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR) (CONTINUED)


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      MAY 8, 2007 - JULY 31, 2014

            First Trust Industrials/
               Producer Durables            StrataQuant(R)         Russell 1000(R)        S&P 500(R)
                AlphaDEX(R) Fund           Industrials Index            Index          Industrials Index
5/8/07               $10000                     $10000                 $10000               $10000
7/31/07                9435                       9457                   9674                10400
1/31/08                8770                       8820                   9261                 9935
7/31/08                8792                       8874                   8647                 9138
1/31/09                4967                       5030                   5646                 5934
7/31/09                6081                       6182                   6903                 6422
1/31/10                7233                       7384                   7611                 7464
7/31/10                7854                       8048                   7904                 8263
1/31/11                9675                       9954                   9387                 9982
7/31/11                9243                       9542                   9539                 9618
1/31/12                9549                       9904                   9757                10177
7/31/12                9177                       9552                  10298                10257
1/31/13               10955                      11446                  11419                11594
7/31/13               12656                      13270                  12998                13198
1/31/14               14598                      15368                  13957                14747
7/31/14               15496                      16375                  15216                15405


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         163              0               0             0
8/1/10 - 7/31/11         210              0               0             0
8/1/11 - 7/31/12         111              0               0             0
8/1/12 - 7/31/13         177              0               0             0
8/1/13 - 7/31/14         217              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         88               0               0             0
8/1/10 - 7/31/11         42               0               0             0
8/1/11 - 7/31/12        142               0               0             0
8/1/12 - 7/31/13         73               0               0             0
8/1/13 - 7/31/14         35               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the "Materials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Materials Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                     CUMULATIVE
                                                                          TOTAL RETURNS                     TOTAL RETURNS
                                                    1 Year          5 Years         Inception         5 Years        Inception
                                                     Ended           Ended           (5/8/07)          Ended          (5/8/07)
                                                    7/31/14         7/31/14         to 7/31/14        7/31/14        to 7/31/14

FUND PERFORMANCE
NAV                                                 17.73%          18.10%            8.43%           129.72%          79.50%
Market Price                                        17.60%          18.07%            8.43%           129.41%          79.50%

INDEX PERFORMANCE
StrataQuant(R) Materials Index                      18.59%          19.02%            9.27%           138.84%          89.88%
Russell 1000(R) Index                               17.06%          17.13%            5.98%           120.45%          52.17%
S&P 500(R) Materials Index                          23.12%          14.33%            5.42%            95.36%          46.50%
Russell 1000(R) Materials and Processing Index(1)   19.91%          15.68%              NA            107.12%            NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXZ's one-year NAV return of 17.73% underperformed the benchmark S&P 500(R) Materials Index return of 23.12% by -5.39%. The Chemicals industry was the top-contributing industry in the Fund with 8.8% contribution to return. The industry was the heaviest-weighted in the Fund with an average weight of 42.5% and had a return of 22.7%. The Metals & Mining industry was the top-performing and second-best contributing industry in the Fund. The Fund's holdings in the industry returned 31.0%, comprised 16.2% of the Fund's average weight, and contributed 5.2% to the Fund's return. Alcoa, Inc. and United States Steel Corp. were standout performers from the industry. While the companies were held in the Fund this period, they returned 61.8% and 71.2%, respectively. On a relative basis the Containers & Packaging industry was the largest cause of underperformance. Within the sector the Fund's holdings underperformed the benchmark 8.6% versus 16.9%, resulting in -2.5% of underperformance. The Fund lost more relative performance by investing in companies classified by GICS (Global Industry Classification Standard) as Industrials companies even though Russell classifies the companies as Materials. The Fund's 13.4% weight in the Industrials sector had a lagging return of 5.8%, causing -2.3% of underperformance.


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Materials                                   89.42%
Industrials                                 10.58
                                           -------
  Total                                    100.00%
                                           =======


----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Cliffs Natural Resources, Inc.               3.68%
TimkenSteel Corp.                            3.58
Westlake Chemical Corp.                      3.31
CF Industries Holdings, Inc.                 3.31
Freeport-McMoRan, Inc.                       3.24
Rock-Tenn Co., Class A                       2.99
Mosaic (The) Co.                             2.96
Huntsman Corp.                               2.94
Celanese Corp., Series A                     2.88
Owens Corning                                2.80
                                           -------
  Total                                     31.69%
                                           =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Materials and Processing Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Materials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Materials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Materials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ) (CONTINUED)


                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          MAY 8, 2007 - JULY 31, 2014

               First Trust Materials     StrataQuant(R)      Russell 1000(R)       S&P 500(R)
                 AlphaDEX(R) Fund        Materials Index          Index          Materials Index
5/8/07                 10000                  10000               10000               10000
7/31/07                10085                  10104                9674                9956
1/31/08                10310                  10362                9261               10271
7/31/08                11037                  11128                8647               10387
1/31/09                 5255                   5323                5646                5394
7/31/09                 7814                   7950                6903                7499
1/31/10                 9265                   9468                7611                7890
7/31/10                10371                  10617                7904                8450
1/31/11                12736                  13090                9387               10544
7/31/11                12769                  13180                9539               10572
1/31/12                12616                  13091                9757               10586
7/31/12                12159                  12665               10298               10021
1/31/13                14771                  15454               11419               11369
7/31/13                15248                  16011               12998               11899
1/31/14                17100                  18026               13957               13120
7/31/14                17952                  18897               15216               14650


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         172              0               0             0
8/1/10 - 7/31/11         200              0               0             0
8/1/11 - 7/31/12         119              0               0             0
8/1/12 - 7/31/13         162              0               0             0
8/1/13 - 7/31/14         200              1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         79               0               0             0
8/1/10 - 7/31/11         52               0               0             0
8/1/11 - 7/31/12        134               0               0             0
8/1/12 - 7/31/13         87               1               0             0
8/1/13 - 7/31/14         49               2               0             0

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)
The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the "Technology Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Technology Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS              TOTAL RETURNS
                                                    1 Year          5 Years         Inception         5 Years        Inception
                                                     Ended           Ended           (5/8/07)          Ended          (5/8/07)
                                                    7/31/14         7/31/14         to 7/31/14        7/31/14        to 7/31/14
FUND PERFORMANCE
NAV                                                 22.59%          17.23%            6.74%           121.43%          60.21%
Market Price                                        22.53%          17.21%            6.74%           121.19%          60.26%

INDEX PERFORMANCE
StrataQuant(R) Technology Index                     23.51%          18.16%            7.65%           130.30%          70.37%
Russell 1000(R) Index                               17.06%          17.13%            5.98%           120.45%          52.17%
S&P 500(R) Information Technology Index             28.13%          16.89%            8.77%           118.22%          83.63%
Russell 1000(R) Technology Index(1)                 29.24%          16.47%              NA            114.33%            NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXL's one-year NAV return of 22.59% underperformed the benchmark S&P 500(R) Information Technology Index return of 28.13% by -5.54%. The Semiconductor industry was the top-contributing industry in the Fund with a 6.2% contribution. The Fund's holdings in the industry comprised an average of 22.1% of the Fund's weight and returned 30.5%. The Technology Hardware Storage & Peripherals industry was the top-performing and second-best contributing industry in the Fund with 34.4% return and 4.5% contribution. A few standout performers from the industry were SanDisk Corp. (+69.1%), Western Digital Corp. (+57.4%), and Apple, Inc. (+51.4%). On a relative basis the Fund underperformed its benchmark. The Software industry caused -3.1% of underperformance as the Fund's holdings underperformed the benchmark's 12.1% versus 31.1%. A major cause of the performance discrepancy in the industry was the Fund's significantly underweight position in Microsoft Corp., which returned 39.6%. The Technology Hardware Storage & Peripherals industry, though a strong source of Fund performance, caused -2.3% of underperformance. Within the industry, the Fund returned 34.4% versus 46.0% for the benchmark. In addition, the Fund was underweight in the industry 11.6% versus 23.4%. Apple, Inc. was a major cause of the underweighting and underperformance. The benchmark had an average weight of 17.2% in the company, which returned 51.4%.

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                      98.81%
Telecommunication Services                   1.19
                                           -------
  Total                                    100.00%
                                           =======


----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Intel Corp.                                  2.20%
Skyworks Solutions, Inc.                     2.17
Hewlett-Packard Co.                          2.12
ARRIS Group, Inc.                            2.11
Lam Research Corp.                           2.08
CA, Inc.                                     2.02
Brocade Communications Systems, Inc.         2.01
Computer Sciences Corp.                      1.98
DST Systems, Inc.                            1.96
CDW Corp.                                    1.94
                                           -------
  Total                                     20.59%
                                           =======


-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Technology Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Technology AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Technology Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL) (CONTINUED)


                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          MAY 8, 2007 - JULY 31, 2014

          First Trust Technology      StrataQuant(R)      Russell 1000(R)     S&P 500(R) Information
             AlphaDEX(R) Fund        Technology Index          Index             Technology Index
5/8/07            $10000                  $10000              $10000                  $10000
7/31/07            10235                   10252                9674                   10160
1/31/08             9030                    9078                9261                    9501
7/31/08             8815                    8895                8647                    9320
1/31/09             5205                    5295                5646                    6101
7/31/09             7236                    7397                6903                    8416
1/31/10             8246                    8457                7611                    9142
7/31/10             9060                    9330                7904                    9570
1/31/11            11868                   12273                9387                   11466
7/31/11            10908                   11328                9539                   11407
1/31/12            11048                   11523                9757                   12125
7/31/12            10493                   10986               10298                   12896
1/31/13            11488                   12077               11419                   13111
7/31/13            13069                   13792               12998                   14332
1/31/14            15047                   15945               13957                   16195
7/31/14            16021                   17035               15216                   18362


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         163              0               0             0
8/1/10 - 7/31/11         197              0               0             0
8/1/11 - 7/31/12         161              0               0             0
8/1/12 - 7/31/13         136              0               0             0
8/1/13 - 7/31/14         218              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         87               1               0             0
8/1/10 - 7/31/11         55               0               0             0
8/1/11 - 7/31/12         92               0               0             0
8/1/12 - 7/31/13        114               0               0             0
8/1/13 - 7/31/14         34               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the "Utilities Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Utilities Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                     CUMULATIVE
                                                                          TOTAL RETURNS                     TOTAL RETURNS
                                                    1 Year          5 Years         Inception         5 Years        Inception
                                                     Ended           Ended           (5/8/07)          Ended          (5/8/07)
                                                    7/31/14         7/31/14         to 7/31/14        7/31/14        to 7/31/14
FUND PERFORMANCE
NAV                                                 13.08%          13.63%            4.86%            89.43%          40.94%
Market Price                                        13.08%          13.61%            4.86%            89.29%          40.93%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index                      14.03%          14.66%            5.81%            98.16%          50.46%
Russell 1000(R) Index                               17.06%          17.13%            5.98%           120.45%          52.17%
S&P 500(R) Utilities Index                           9.26%          11.95%            3.83%            75.81%          31.20%
Russell 1000(R) Utilities Index(1)                   9.77%          13.10%              NA             85.03%            NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXU's one-year NAV return of 13.08% outperformed the benchmark S&P 500(R) Utilities Index return of 9.26% by 3.82%. The Electric Utilities industry was the heaviest-weighted and top-contributing industry in the Fund. The Fund's holdings in the industry comprised 37.5% of the Fund's average weight, returned 8.8% and contributed 4.1% to return. Diversified Telecommunication Services was the top-performing and second-best contributing industry in the Fund. The Fund's holdings in the industry returned 33.6% and contributed 3.6% to return. Some standout performers in the industry were Frontier Communications Corp. (+63.2%) and Level 3 Communications, Inc. (+57.4% while held in the Fund). On a relative basis, the Diversified Telecommunication Services industry was also the main cause of outperformance. The Fund's benchmark did not have any exposure to the strong-performing industry because the industry is classified as being from the Telecommunication Services sector by GICS (Global Industry Classification Standard). The Fund selects holdings based on Russell classifications, which classify many communication companies as Utilities.


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Utilities                                   73.73%
Telecommunication Services                  25.56
Energy                                       0.71
                                           -------
  Total                                    100.00%
                                           =======


----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
AT&T, Inc.                                   4.41%
Pepco Holdings, Inc.                         4.28
Consolidated Edison, Inc.                    4.26
United States Cellular Corp.                 4.20
Telephone & Data Systems, Inc.               4.20
Calpine Corp.                                4.06
Great Plains Energy, Inc.                    4.05
Public Service Enterprise Group, Inc.        3.78
tw telecom, Inc.                             3.15
Level 3 Communications, Inc.                 3.12
                                           -------
  Total                                     39.51%
                                           =======


-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Utilities Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P. The First Trust Utilities AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Utilities Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU) (CONTINUED)


                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          MAY 8, 2007 - JULY 31, 2014

               First Trust Utilities     StrataQuant(R)      Russell 1000(R)       S&P 500(R)
                 AlphaDEX(R) Fund        Utilities Index          Index          Utilities Index
5/8/07                 $10000                $10000              $10000              $10000
7/31/07                  9185                  9205                9674                9034
1/31/08                  8789                  8856                9261                9588
7/31/08                  8506                  8601                8647                9394
1/31/09                  6660                  6760                5646                7262
7/31/09                  7440                  7593                6903                7463
1/31/10                  8033                  8229                7611                7777
7/31/10                  8616                  8863                7904                8170
1/31/11                  9597                  9912                9387                8727
7/31/11                 10083                 10456                9539                9322
1/31/12                 10008                 10420                9757                9970
7/31/12                 10753                 11245               10298               11120
1/31/13                 11197                 11750               11419               10990
7/31/13                 12464                 13196               12998               12011
1/31/14                 12818                 13628               13957               12220
7/31/14                 14094                 15046               15216               13123


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         165              0               0             0
8/1/10 - 7/31/11         220              0               0             0
8/1/11 - 7/31/12         157              0               0             0
8/1/12 - 7/31/13         141              0               0             0
8/1/13 - 7/31/14         193              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/09 - 7/31/10         85               1               0             0
8/1/10 - 7/31/11         32               0               0             0
8/1/11 - 7/31/12         96               0               0             0
8/1/12 - 7/31/13        109               0               0             0
8/1/13 - 7/31/14         59               0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading) the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JULY 31, 2014 (UNAUDITED)

As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2014.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSE PAID
                                                    BEGINNING             ENDING          BASED ON THE         DURING THE
                                                  ACCOUNT VALUE        ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                 FEBRUARY 1, 2014      JULY 31, 2014       PERIOD (a)          PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)
Actual                                              $1,000.00            $1,061.60            0.70%              $3.58
Hypothetical (5% return before expenses)            $1,000.00            $1,021.32            0.70%              $3.51

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)
Actual                                              $1,000.00            $1,111.10            0.68%              $3.56
Hypothetical (5% return before expenses)            $1,000.00            $1,021.42            0.68%              $3.41

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)
Actual                                              $1,000.00            $1,183.80            0.70%              $3.79
Hypothetical (5% return before expenses)            $1,000.00            $1,021.32            0.70%              $3.51

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)
Actual                                              $1,000.00            $1,050.00            0.69%              $3.51
Hypothetical (5% return before expenses)            $1,000.00            $1,021.37            0.69%              $3.46

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)
Actual                                              $1,000.00            $1,062.60            0.65%              $3.32
Hypothetical (5% return before expenses)            $1,000.00            $1,021.57            0.65%              $3.26

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JULY 31, 2014 (UNAUDITED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSE PAID
                                                    BEGINNING             ENDING          BASED ON THE         DURING THE
                                                  ACCOUNT VALUE        ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                 FEBRUARY 1, 2014      JULY 31, 2014       PERIOD (a)          PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)
Actual                                              $1,000.00            $1,061.50            0.69%              $3.53
Hypothetical (5% return before expenses)            $1,000.00            $1,021.37            0.69%              $3.46

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)
Actual                                              $1,000.00            $1,049.80            0.70%              $3.56
Hypothetical (5% return before expenses)            $1,000.00            $1,021.32            0.70%              $3.51

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)
Actual                                              $1,000.00            $1,064.70            0.69%              $3.53
Hypothetical (5% return before expenses)            $1,000.00            $1,021.37            0.69%              $3.46

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)
Actual                                              $1,000.00            $1,099.60            0.70%              $3.64
Hypothetical (5% return before expenses)            $1,000.00            $1,021.32            0.70%              $3.51



(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (February 1, 2014 through July 31, 2014), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AUTO COMPONENTS -- 7.6%
    146,993 BorgWarner, Inc.                $     9,150,314
    329,402 Gentex Corp.                          9,519,718
    344,930 Goodyear Tire & Rubber (The)
               Co.                                8,681,888
     95,955 Johnson Controls, Inc.                4,532,914
    139,255 Lear Corp.                           13,113,643
    138,948 TRW Automotive Holdings
               Corp. (a)                         14,212,991
    128,215 Visteon Corp. (a)                    12,244,533
                                            ---------------
                                                 71,456,001
                                            ---------------
            AUTOMOBILES -- 3.4%
    432,895 Ford Motor Co.                        7,367,873
    263,975 General Motors Co.                    8,927,635
     34,298 Harley-Davidson, Inc.                 2,120,302
     51,817 Tesla Motors, Inc. (a)               11,570,736
     42,122 Thor Industries, Inc.                 2,231,202
                                            ---------------
                                                 32,217,748
                                            ---------------
            BUILDING PRODUCTS -- 0.2%
     59,997 Fortune Brands Home &
               Security, Inc.                     2,267,287
                                            ---------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 0.7%
    234,175 KAR Auction Services, Inc.            6,863,669
                                            ---------------
            DISTRIBUTORS -- 0.5%
     54,565 Genuine Parts Co.                     4,519,073
                                            ---------------
            DIVERSIFIED CONSUMER SERVICES
               -- 3.6%
    306,633 Apollo Education Group, Inc. (a)      8,564,259
    176,269 DeVry Education Group, Inc.           7,045,472
     13,345 Graham Holdings Co., Class B          9,151,334
    142,937 H&R Block, Inc.                       4,592,566
    231,234 Service Corp. International           4,855,914
                                            ---------------
                                                 34,209,545
                                            ---------------
            DIVERSIFIED FINANCIAL SERVICES
               -- 0.8%
     89,885 McGraw Hill Financial, Inc.           7,210,575
                                            ---------------
            FOOD & STAPLES RETAILING
               -- 0.8%
     20,805 Costco Wholesale Corp.                2,445,420
     63,820 Wal-Mart Stores, Inc.                 4,695,875
                                            ---------------
                                                  7,141,295
                                            ---------------
            HOTELS, RESTAURANTS & LEISURE
               -- 11.2%
    370,259 Aramark                               9,982,183
    198,220 Carnival Corp.                        7,179,528
     12,599 Chipotle Mexican Grill, Inc. (a)      8,472,828
    103,545 Darden Restaurants, Inc.              4,840,729
     32,775 Domino's Pizza, Inc.                  2,359,800



SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
    157,138 Hyatt Hotels Corp., Class A (a) $     9,244,429
    469,083 International Game Technology         7,941,575
     31,431 Las Vegas Sands Corp.                 2,321,179
    194,047 Marriott International, Inc.,
               Class A                           12,556,781
    362,962 MGM Resorts International (a)         9,741,900
    151,143 Norwegian Cruise Line Holdings
               Ltd. (a)                           4,954,468
    134,231 Royal Caribbean Cruises Ltd.          8,006,879
     56,297 Six Flags Entertainment Corp.         2,151,671
     30,958 Starbucks Corp.                       2,404,817
    561,676 Wendy's (The) Co.                     4,577,659
     63,272 Wyndham Worldwide Corp.               4,780,200
     11,543 Wynn Resorts Ltd.                     2,460,968
     29,498 Yum! Brands, Inc.                     2,047,161
                                            ---------------
                                                106,024,755
                                            ---------------
            HOUSEHOLD DURABLES -- 9.4%
    389,837 D.R. Horton, Inc.                     8,069,626
     78,675 Garmin Ltd.                           4,330,272
    115,781 Harman International Industries,
               Inc.                              12,568,027
     80,725 Jarden Corp. (a)                      4,512,527
     69,886 Leggett & Platt, Inc.                 2,292,261
    177,774 Lennar Corp., Class A                 6,440,752
     34,631 Mohawk Industries, Inc. (a)           4,320,910
     77,298 Newell Rubbermaid, Inc.               2,510,639
      6,485 NVR, Inc. (a)                         7,305,093
    616,988 PulteGroup, Inc.                     10,889,838
    213,701 Taylor Morrison Home Corp.,
               Class A (a)                        3,799,604
    208,353 Tempur Sealy International,
               Inc. (a)                          11,398,993
     68,829 Whirlpool Corp.                       9,817,769
                                            ---------------
                                                 88,256,311
                                            ---------------
            INTERNET & CATALOG RETAIL
               -- 5.4%
    121,662 Expedia, Inc.                         9,662,396
    163,183 Liberty Interactive Corp.,
               Class A (a)                        4,577,283
    168,539 Liberty Ventures, Series A (a)       11,656,158
     28,228 Netflix, Inc. (a)                    11,932,540
      3,984 Priceline Group (The), Inc. (a)       4,949,921
     88,186 TripAdvisor, Inc. (a)                 8,363,560
                                            ---------------
                                                 51,141,858
                                            ---------------
            LEISURE PRODUCTS -- 1.2%
     45,154 Hasbro, Inc.                          2,255,894
    191,511 Mattel, Inc.                          6,784,277
     18,389 Polaris Industries, Inc.              2,713,113
                                            ---------------
                                                 11,753,284
                                            ---------------
            MACHINERY -- 0.7%
     69,870 WABCO Holdings, Inc. (a)              6,810,928
                                            ---------------


                    See Notes to Financial Statements              Page 25

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JULY 31, 2014

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MEDIA -- 13.5%
    135,723 Cablevision Systems Corp.,
               Class A (b)                  $     2,608,596
     38,551 CBS Corp., Class B                    2,190,853
    228,370 CBS Outdoor Americas, Inc.            7,602,437
     60,506 Charter Communications, Inc.,
               Class A (a)                        9,349,387
    270,993 Cinemark Holdings, Inc.               8,888,571
    139,029 Comcast Corp., Class A                7,470,028
    112,719 DIRECTV (a)                           9,699,470
    114,673 DISH Network Corp., Class A (a)       7,093,672
    153,023 Gannett Co., Inc.                     5,006,913
    491,139 Interpublic Group of Cos. (The),
               Inc.                               9,680,350
     79,071 John Wiley & Sons, Inc., Class A      4,751,376
    100,467 Liberty Media Corp., Class A (a)      4,726,972
    503,784 Live Nation Entertainment,
               Inc. (a)                          11,692,827
    454,133 Regal Entertainment Group,
               Class A (b)                        8,837,428
    160,827 Starz, Class A (a)                    4,585,178
     32,529 Time Warner Cable, Inc.               4,719,958
    106,237 Time Warner, Inc.                     8,819,796
     68,155 Twenty-First Century Fox, Inc.,
               Class A                            2,159,150
     87,043 Walt Disney (The) Co.                 7,475,253
                                            ---------------
                                                127,358,215
                                            ---------------
            MULTILINE RETAIL -- 7.6%
    272,179 Big Lots, Inc.                       11,907,831
     82,177 Dillard's, Inc., Class A              9,797,142
    130,113 Dollar General Corp. (a)              7,186,141
     72,439 Family Dollar Stores, Inc.            5,414,815
    236,113 Kohl's Corp.                         12,641,490
    165,157 Macy's, Inc.                          9,544,423
    109,864 Nordstrom, Inc.                       7,605,885
    128,781 Target Corp.                          7,674,060
                                            ---------------
                                                 71,771,787
                                            ---------------
            PERSONAL PRODUCTS -- 1.0%
    279,695 Coty, Inc., Class A                   4,785,582
     32,257 Estee Lauder (The) Cos., Inc.,
               Class A                            2,369,599
     32,386 Nu Skin Enterprises, Inc.,
               Class A                            1,900,734
                                            ---------------
                                                  9,055,915
                                            ---------------
            PROFESSIONAL SERVICES -- 0.8%
    154,165 Nielsen N.V.                          7,108,548
                                            ---------------
            ROAD & RAIL -- 3.0%
     42,777 AMERCO                               11,257,195
    208,388 Avis Budget Group, Inc. (a)          11,709,322
    170,924 Hertz Global Holdings, Inc. (a)       4,823,475
                                            ---------------
                                                 27,789,992
                                            ---------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SPECIALTY RETAIL -- 23.4%
    349,000 Aaron's, Inc.                   $     9,206,620
    110,781 Abercrombie & Fitch Co.,
               Class A                            4,358,125
     92,193 Advance Auto Parts, Inc.             11,165,494
    727,398 Ascena Retail Group, Inc. (a)        11,682,012
    208,423 AutoNation, Inc. (a)                 11,113,114
      8,932 AutoZone, Inc. (a)                    4,618,112
    216,773 Bed Bath & Beyond, Inc. (a)          13,719,563
    401,107 Best Buy Co., Inc.                   11,924,911
     38,393 Cabela's, Inc. (a)                    2,240,616
    184,235 CarMax, Inc. (a)                      8,992,510
    141,250 Chico's FAS, Inc.                     2,233,163
    138,876 CST Brands, Inc.                      4,642,625
    205,802 Dick's Sporting Goods, Inc.           8,752,759
    342,958 DSW, Inc., Class A                    9,119,253
    245,241 Foot Locker, Inc.                    11,656,305
    307,351 GameStop Corp., Class A (b)          12,899,521
     40,839 L Brands, Inc.                        2,367,437
     49,915 Lowe's Cos., Inc.                     2,388,433
    152,648 Murphy USA, Inc. (a)                  7,543,864
     49,557 O'Reilly Automotive, Inc. (a)         7,433,550
    251,281 Penske Automotive Group, Inc.        11,672,002
     95,513 Sally Beauty Holdings, Inc. (a)       2,478,562
     86,644 Signet Jewelers Ltd.                  8,819,493
  1,147,454 Staples, Inc.                        13,298,992
     74,441 Tiffany & Co.                         7,266,186
    282,993 Urban Outfitters, Inc. (a)           10,111,340
    133,491 Williams-Sonoma, Inc.                 8,953,241
                                            ---------------
                                                220,657,803
                                            ---------------
            TEXTILES, APPAREL & LUXURY
               GOODS -- 5.2%
     86,449 Deckers Outdoor Corp. (a)             7,651,601
    126,353 Hanesbrands, Inc.                    12,345,952
     62,806 Kate Spade & Co. (a)                  2,375,951
     54,041 Michael Kors Holdings Ltd. (a)        4,403,261
     30,892 NIKE, Inc., Class B                   2,382,700
     46,440 Ralph Lauren Corp.                    7,238,138
    161,076 Under Armour, Inc., Class A (a)      10,751,823
     38,024 VF Corp.                              2,329,730
                                            ---------------
                                                 49,479,156
                                            ---------------
            TOTAL COMMON STOCKS -- 100.0%       943,093,745
            (Cost $899,725,298)             ---------------


Page 26                 See Notes to Financial Statements

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JULY 31, 2014

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MONEY MARKET FUNDS -- 0.7%
  6,153,191 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (c) (d)               $     6,153,191
    519,386 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)                    519,386
                                            ---------------
            TOTAL MONEY MARKET FUNDS
               -- 0.7%                            6,672,577
            (Cost $6,672,577)               ---------------


PRINCIPAL
  VALUE
-----------
            REPURCHASE AGREEMENTS -- 0.8%
$ 7,886,454 JPMorgan Chase & Co., 0.05% (c),
               dated 07/31/14, due 08/01/14,
               with a maturity value of
               $7,886,465. Collateralized by
               U.S. Treasury Note, interest
               rate of 2.750%, due 02/28/18.
               The value of the collateral
               including accrued interest is
               $8,132,814. (d)                    7,886,454
               (Cost $7,886,454)            ---------------

            TOTAL INVESTMENTS -- 101.5%         957,652,776
            (Cost $914,284,329) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (1.5)%            (14,593,073)
                                            ---------------
            NET ASSETS -- 100.0%            $   943,059,703
                                            ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $13,727,477 and the total value of the collateral held by the Fund is $14,039,645.

(c)   Interest rate shown reflects yield as of July 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $920,329,161. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $67,570,053 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $30,246,438.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*        $943,093,745  $         --  $       --
Money Market Funds       6,672,577            --          --
Repurchase Agreements           --     7,886,454          --
                      --------------------------------------
Total Investments     $949,766,322  $  7,886,454  $       --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $ 13,727,477
Non-cash Collateral(2)                           (13,727,477)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At July 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $  7,886,454
Non-cash Collateral(4)                            (7,886,454)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 27

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            BEVERAGES -- 15.6%
    335,109 Brown-Forman Corp., Class B     $    29,037,195
    385,291 Coca-Cola Enterprises, Inc.          17,511,476
    596,707 Constellation Brands, Inc.,
               Class A (a)                       49,681,825
    538,704 Dr Pepper Snapple Group, Inc.        31,654,247
    425,502 Molson Coors Brewing Co.,
               Class B                           28,734,150
    103,058 PepsiCo, Inc.                         9,079,409
                                            ---------------
                                                165,698,302
                                            ---------------
            FOOD & STAPLES RETAILING
               -- 19.6%
    488,448 CVS Caremark Corp.                   37,297,889
    744,783 Kroger (The) Co.                     36,479,471
  7,334,803 Rite Aid Corp. (a)                   49,069,832
    491,447 Sysco Corp.                          17,539,744
    709,484 Walgreen Co.                         48,791,215
    476,461 Whole Foods Market, Inc.             18,210,339
                                            ---------------
                                                207,388,490
                                            ---------------
            FOOD PRODUCTS -- 44.3%
    715,333 Archer-Daniels-Midland Co.           33,191,451
    200,957 Campbell Soup Co.                     8,357,802
  1,240,339 ConAgra Foods, Inc.                  37,371,414
    436,568 Flowers Foods, Inc.                   8,334,083
    207,434 Hain Celestial Group (The),
               Inc. (a)                          17,735,607
    590,951 Hillshire Brands (The) Co.           37,093,994
    372,932 Hormel Foods Corp.                   16,878,903
    490,570 Ingredion, Inc.                      36,120,669
    296,067 J.M. Smucker (The) Co.               29,500,116
    480,231 Kellogg Co.                          28,732,221
    295,379 Keurig Green Mountain, Inc.          35,232,807
    153,540 Kraft Foods Group, Inc.               8,227,441
    197,505 Mead Johnson Nutrition Co.           18,059,857
  1,922,193 Pilgrim's Pride Corp. (a)            53,744,516
  1,400,875 Tyson Foods, Inc., Class A           52,126,559
  1,624,642 WhiteWave Foods (The) Co. (a)        48,398,085
                                            ---------------
                                                469,105,525
                                            ---------------
            HOUSEHOLD PRODUCTS -- 9.8%
    100,718 Clorox (The) Co.                      8,749,373
    150,894 Energizer Holdings, Inc.             17,316,595
     82,784 Kimberly-Clark Corp.                  8,598,774
    234,174 Procter & Gamble (The) Co.           18,106,334
    611,262 Spectrum Brands Holdings, Inc.       50,979,251
                                            ---------------
                                                103,750,327
                                            ---------------
            PERSONAL PRODUCTS -- 2.8%
    570,385 Herbalife Ltd. (b)                   29,888,174
                                            ---------------
            TOBACCO -- 7.9%
    219,493 Altria Group, Inc.                    8,911,416
    603,846 Lorillard, Inc.                      36,520,606
    109,195 Philip Morris International,
               Inc.                               8,955,082



SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOBACCO (CONTINUED)
522,904     Reynolds American, Inc.         $    29,204,188
                                            ---------------
                                                 83,591,292
                                            ---------------
            TOTAL COMMON STOCKS --
               100.0%                         1,059,422,110
            (Cost $1,066,416,053)           ---------------

            MONEY MARKET FUNDS -- 1.3%
13,404,793  Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (c) (d)                    13,404,793
254,906     Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)                    254,906
                                            ---------------
            TOTAL MONEY MARKET FUNDS
               -- 1.3%                           13,659,699
               (Cost $13,659,699)           ---------------


PRINCIPAL
  VALUE
-----------
            REPURCHASE AGREEMENTS -- 1.6%
$17,180,727 JPMorgan Chase & Co., 0.05% (c),
               dated 07/31/14, due 08/01/14,
               with a maturity value of
               $17,180,751. Collateralized
               by U.S. Treasury Note,
               interest rate of 2.750%, due
               02/28/18. The value of the
               collateral including accrued
               interest is $17,717,424. (d)      17,180,727
               (Cost $17,180,727)           ---------------

            TOTAL INVESTMENTS -- 102.9%       1,090,262,536
            (Cost $1,097,256,479) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (2.9)%            (30,534,276)
                                            ---------------
            NET ASSETS -- 100.0%            $ 1,059,728,260
                                            ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $28,117,840 and the total value of the collateral held by the Fund is $30,585,520.

(c)   Interest rate shown reflects yield as of July 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $1,100,885,403. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $29,946,291 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $40,569,158.


Page 28                 See Notes to Financial Statements

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

JULY 31, 2014

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1        LEVEL 2     LEVEL 3
------------------------------------------------------------
Common Stocks*        $1,059,422,110  $         --  $     --
Money Market Funds        13,659,699            --        --
Repurchase Agreements             --    17,180,727        --
                      --------------------------------------
Total Investments     $1,073,081,809  $ 17,180,727  $     --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $ 28,117,840
Non-cash Collateral(2)                           (28,117,840)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At July 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $ 17,180,727
Non-cash Collateral(4)                           (17,180,727)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 29

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            ELECTRICAL EQUIPMENT -- 1.2%
    133,979 SolarCity Corp. (a) (b)         $     9,583,518
                                            ---------------
            ENERGY EQUIPMENT & SERVICES
              -- 30.5%
    450,606 Atwood Oceanics, Inc. (b)            21,696,679
    254,100 Baker Hughes, Inc.                   17,474,457
     64,467 Cameron International Corp. (b)       4,571,355
    476,435 Diamond Offshore Drilling,
               Inc. (a)                          22,292,394
     71,473 FMC Technologies, Inc. (b)            4,345,558
    177,466 Frank's International N.V.            4,108,338
    199,773 Halliburton Co.                      13,782,339
    122,214 Helmerich & Payne, Inc.              12,986,460
    483,099 Nabors Industries Ltd.               13,120,969
    172,290 National Oilwell Varco, Inc.         13,962,382
    368,966 Oil States International,
               Inc. (b)                          22,613,926
    270,730 Patterson-UTI Energy, Inc.            9,299,575
    592,507 Rowan Cos. PLC, Class A              18,083,314
    402,668 RPC, Inc.                             9,060,030
    120,275 Schlumberger Ltd.                    13,036,607
    591,948 Seadrill Ltd. (a)                    21,464,034
    261,720 Superior Energy Services, Inc.        8,793,792
    274,854 Unit Corp. (b)                       17,412,001
                                            ---------------
                                                248,104,210
                                            ---------------
            OIL, GAS & CONSUMABLE FUELS
               -- 64.7%
     86,407 Anadarko Petroleum Corp.              9,232,588
    188,009 Apache Corp.                         19,301,004
     60,889 Cheniere Energy, Inc. (b)             4,308,506
    760,865 Chesapeake Energy Corp.              20,064,010
    181,125 Chevron Corp.                        23,408,595
    131,854 Cimarex Energy Co.                   18,330,343
    130,933 Concho Resources, Inc. (b)           18,435,366
    220,648 ConocoPhillips                       18,203,460
    119,688 Continental Resources,
               Inc. (a) (b)                      17,567,805
    204,229 CVR Energy, Inc. (a)                  9,615,101
    768,600 Denbury Resources, Inc.              13,027,770
    178,689 Devon Energy Corp.                   13,491,019
    161,878 EOG Resources, Inc.                  17,715,928
     40,817 EQT Corp.                             3,829,451
    187,902 Exxon Mobil Corp.                    18,591,024
    239,116 Hess Corp.                           23,667,702
    324,760 HollyFrontier Corp.                  15,266,967
    140,920 Laredo Petroleum, Inc. (b)            3,824,569
    592,353 Marathon Oil Corp.                   22,953,679
    121,164 Marathon Petroleum Corp.             10,114,771
    284,582 Murphy Oil Corp.                     17,681,080
     98,755 Newfield Exploration Co. (b)          3,979,826
     56,351 Noble Energy, Inc.                    3,746,778
    253,877 Oasis Petroleum, Inc. (b)            13,569,726
    230,404 Occidental Petroleum Corp.           22,512,775
    347,356 ONEOK, Inc.                          22,380,147
    163,796 PBF Energy, Inc., Class A             4,438,871



SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            OIL, GAS & CONSUMABLE FUELS
            (CONTINUED)
    266,998 Peabody Energy Corp.            $     4,050,360
    117,616 Phillips 66                           9,539,834
     61,721 Pioneer Natural Resources Co.        13,668,733
    274,186 QEP Resources, Inc.                   9,061,847
    112,476 SM Energy Co.                         8,833,865
    169,423 Targa Resources Corp.                21,601,432
    161,224 Tesoro Corp.                          9,921,725
    147,066 Ultra Petroleum Corp. (a) (b)         3,370,753
    472,016 Valero Energy Corp.                  23,978,413
    235,717 Whiting Petroleum Corp. (b)          20,858,597
     74,982 Williams (The) Cos., Inc.             4,246,231
    192,128 World Fuel Services Corp.             8,251,897
                                            ---------------
                                                526,642,548
                                            ---------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.1%
    199,659 First Solar, Inc. (b)                12,600,480
    346,233 SunPower Corp. (a) (b)               12,717,138
                                            ---------------
                                                 25,317,618
                                            ---------------
            TRADING COMPANIES &
            DISTRIBUTORS -- 0.5%
    120,571 NOW, Inc. (b)                         3,881,180
                                            ---------------
            TOTAL COMMON STOCKS
               -- 100.0%                        813,529,074
            (Cost $805,154,185)             ---------------

            MONEY MARKET FUNDS -- 2.3%
 19,014,457 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (c) (d)                    19,014,457
    113,398 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)                    113,398
                                            ---------------
               TOTAL MONEY MARKET FUNDS
               -- 2.3%                           19,127,855
            (Cost $19,127,855)              ---------------

 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 3.0%
$24,370,553 JPMorgan Chase & Co., 0.05% (c),
               dated 07/31/14, due 08/01/14,
               with a maturity value of
               $24,370,586. Collateralized
               by U.S. Treasury Note,
               interest rate of 2.750%, due
               02/28/18. The value of the
               collateral including accrued
               interest is $25,131,848. (d)      24,370,553
               (Cost $24,370,553)           ---------------


Page 30                 See Notes to Financial Statements

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

JULY 31, 2014

            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 105.3%     $   857,027,482
            (Cost $848,652,593) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (5.3)%            (43,102,275)
                                            ---------------
            NET ASSETS -- 100.0%            $   813,925,207
                                            ===============

(a) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $41,749,579 and the total value of the collateral held by the Fund is $43,385,010.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of July 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $853,522,455. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $23,569,922 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,064,895.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*        $813,529,074  $         --  $       --
Money Market Funds      19,127,855            --          --
Repurchase Agreements           --    24,370,553          --
                      --------------------------------------
Total Investments     $832,656,929  $ 24,370,553  $       --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $ 41,749,579
Non-cash Collateral(2)                           (41,749,579)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At July 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $ 24,370,553
Non-cash Collateral(4)                           (24,370,553)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 31

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            BANKS -- 16.7%
    303,948 Associated Banc-Corp.           $     5,446,748
    357,525 Bank of America Corp.                 5,452,256
     30,294 Bank of Hawaii Corp.                  1,732,211
    109,422 BankUnited, Inc.                      3,418,343
    139,378 BB&T Corp.                            5,159,774
     55,019 BOK Financial Corp.                   3,644,459
    200,095 CIT Group, Inc.                       9,826,666
    155,542 Citigroup, Inc.                       7,607,559
     23,478 City National Corp.                   1,766,720
     73,000 Comerica, Inc.                        3,668,980
     38,282 Commerce Bancshares, Inc.             1,724,987
     22,419 Cullen/Frost Bankers, Inc.            1,748,009
    104,672 East West Bancorp, Inc.               3,565,128
    343,112 Fifth Third Bancorp                   7,026,934
    838,269 First Niagara Financial Group,
               Inc.                               7,209,113
     32,380 First Republic Bank                   1,512,794
    443,439 Fulton Financial Corp.                5,028,598
    767,983 Huntington Bancshares, Inc.           7,541,593
    127,140 JPMorgan Chase & Co.                  7,332,164
    255,645 KeyCorp                               3,461,433
     29,503 M&T Bank Corp.                        3,584,615
     82,238 PNC Financial Services Group
               (The), Inc.                        6,789,569
    267,889 Popular, Inc. (a)                     8,545,659
    517,400 Regions Financial Corp.               5,246,436
     43,539 Signature Bank (a)                    4,980,426
     91,410 SunTrust Banks, Inc.                  3,478,151
     47,086 SVB Financial Group (a)               5,133,316
     72,955 Synovus Financial Corp.               1,718,090
    335,697 TCF Financial Corp.                   5,307,370
     84,548 U.S. Bancorp                          3,553,552
    104,537 Wells Fargo & Co.                     5,320,933
    124,326 Zions Bancorporation                  3,583,075
                                            ---------------
                                                151,115,661
                                            ---------------
            CAPITAL MARKETS -- 9.6%
      8,632 Affiliated Managers Group,
               Inc. (a)                           1,719,926
     61,050 Ameriprise Financial, Inc.            7,301,580
    195,486 Bank of New York Mellon (The)
               Corp.                              7,631,773
      5,595 BlackRock, Inc.                       1,704,964
     66,066 Charles Schwab (The) Corp.            1,833,332
     83,680 E*TRADE Financial Corp. (a)           1,758,954
     57,557 Federated Investors, Inc.,
               Class B                            1,624,259
     95,028 Franklin Resources, Inc.              5,145,766
     43,727 Goldman Sachs Group (The), Inc.       7,559,087
     97,030 Invesco Ltd.                          3,651,239
    177,577 Lazard Ltd., Class A (b)              9,287,277
    142,801 Legg Mason, Inc.                      6,775,907
    110,456 LPL Financial Holdings, Inc.          5,244,451
    169,932 Morgan Stanley                        5,495,601
     27,697 Northern Trust Corp.                  1,852,652
     35,076 Raymond James Financial, Inc.         1,787,122
    167,709 SEI Investments Co.                   6,007,336
     81,716 State Street Corp.                    5,756,075



SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CAPITAL MARKETS (CONTINUED)
     21,061 T. Rowe Price Group, Inc.       $     1,635,597
     56,763 TD Ameritrade Holding Corp.           1,823,228
     28,426 Waddell & Reed Financial, Inc.,
               Class A                            1,500,609
                                            ---------------
                                                 87,096,735
                                            ---------------
            CONSUMER FINANCE -- 4.1%
    382,999 Ally Financial, Inc. (a)              8,793,657
     18,719 American Express Co.                  1,647,272
     88,688 Capital One Financial Corp.           7,054,243
     59,127 Discover Financial Services           3,610,295
    413,692 Navient Corp.                         7,115,502
    471,040 Santander Consumer USA
               Holdings, Inc.                     9,029,837
                                            ---------------
                                                 37,250,806
                                            ---------------
            DIVERSIFIED FINANCIAL SERVICES
              -- 4.9%
     57,868 Berkshire Hathaway, Inc.,
               Class B (a)                        7,258,383
     25,078 CME Group, Inc.                       1,854,267
    523,305 FNFV Group (a)                        8,561,270
     76,363 Interactive Brokers Group, Inc.,
               Class A                            1,757,495
     62,684 Moody's Corp.                         5,453,508
     79,929 MSCI, Inc. (a)                        3,616,787
    189,708 NASDAQ OMX Group (The),
               Inc.                               8,003,781
    201,591 Voya Financial, Inc.                  7,479,026
                                            ---------------
                                                 43,984,517
                                            ---------------
            INSURANCE -- 35.4%
     88,340 ACE Ltd.                              8,842,834
    117,709 Aflac, Inc.                           7,031,936
     20,902 Alleghany Corp. (a)                   8,650,293
    240,859 Allied World Assurance Co.
               Holdings AG                        8,673,332
     93,580 Allstate (The) Corp.                  5,469,751
    122,995 American Financial Group, Inc.        6,886,490
    167,811 American International Group,
               Inc.                               8,722,816
     64,174 American National Insurance Co.       6,994,966
     60,995 Aon PLC                               5,145,538
    127,582 Arch Capital Group Ltd. (a)           6,819,258
     78,606 Arthur J. Gallagher & Co.             3,537,270
    201,610 Aspen Insurance Holdings Ltd.         8,066,416
    111,791 Assurant, Inc.                        7,083,078
    373,779 Assured Guaranty Ltd.                 8,342,747
    206,784 Axis Capital Holdings Ltd.            8,922,730
    178,920 Brown & Brown, Inc.                   5,507,158
     99,370 Chubb (The) Corp.                     8,616,373
     76,234 Cincinnati Financial Corp.            3,508,289
    181,268 CNA Financial Corp.                   6,773,985
    177,484 Endurance Specialty Holdings
               Ltd.                               9,387,129
     72,982 Erie Indemnity Co., Class A           5,343,742
     57,041 Everest Re Group, Ltd.                8,893,262
    111,837 FNF Group (a)                         3,031,901


Page 32                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JULY 31, 2014

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
    315,808 Genworth Financial, Inc.,
                Class A (a)                 $     4,137,085
    116,032 Hanover Insurance Group (The),
               Inc.                               6,707,810
    153,478 Hartford Financial Services
               Group (The), Inc.                  5,242,808
    149,693 HCC Insurance Holdings, Inc.          6,987,669
    106,836 Lincoln National Corp.                5,597,138
     40,399 Loews Corp.                           1,702,010
      2,694 Markel Corp. (a)                      1,702,904
     70,726 Marsh & McLennan Cos., Inc.           3,590,759
    829,492 MBIA, Inc. (a)                        7,946,533
     77,860 Mercury General Corp.                 3,832,269
     31,998 MetLife, Inc.                         1,683,095
    553,652 Old Republic International Corp.      7,967,052
     83,830 PartnerRe Ltd.                        8,748,499
     72,582 Principal Financial Group, Inc.       3,605,874
    206,280 ProAssurance Corp.                    8,999,996
    216,654 Progressive (The) Corp.               5,078,370
     52,820 Protective Life Corp.                 3,664,652
     20,045 Prudential Financial, Inc.            1,743,314
     46,466 Reinsurance Group of America,
               Inc.                               3,729,361
     85,556 RenaissanceRe Holdings Ltd.           8,368,232
    114,478 StanCorp Financial Group, Inc.        6,907,602
     67,055 Torchmark Corp.                       3,536,481
     97,314 Travelers (The) Cos., Inc.            8,715,442
    210,757 Unum Group                            7,235,288
    239,445 Validus Holdings Ltd.                 8,746,926
    158,181 W. R. Berkley Corp.                   7,056,454
     12,008 White Mountains Insurance
               Group Ltd.                         7,263,759
    279,824 XL Group PLC                          9,021,526
                                            ---------------
                                                319,770,202
                                            ---------------
            INTERNET SOFTWARE & SERVICES
              -- 1.0%
     64,101 Zillow, Inc., Class A (a) (c)         9,200,416
                                            ---------------
            IT SERVICES -- 5.0%
     19,506 Alliance Data Systems Corp. (a)       5,116,229
    175,905 Broadridge Financial Solutions,
               Inc.                               7,101,285
     66,915 Fidelity National Information
               Services, Inc.                     3,774,006
     91,095 Fiserv, Inc. (a)                      5,617,828
     55,546 FleetCor Technologies, Inc. (a)       7,375,953
     75,407 Global Payments, Inc.                 5,223,443
     29,954 Jack Henry & Associates, Inc.         1,747,816
    116,664 Total System Services, Inc.           3,733,248
    163,395 Vantiv, Inc., Class A (a)             5,356,088
                                            ---------------
                                                 45,045,896
                                            ---------------
            MEDIA -- 0.4%
    100,786 Thomson Reuters Corp.                 3,810,719
                                            ---------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            PROFESSIONAL SERVICES -- 0.8%
     33,260 Dun & Bradstreet (The) Corp.    $     3,659,598
     50,465 Equifax, Inc.                         3,839,882
                                            ---------------
                                                  7,499,480
                                            ---------------
            REAL ESTATE INVESTMENT TRUSTS
               -- 15.7%
    312,925 American Capital Agency Corp.         7,234,826
     61,062 American Tower Corp.                  5,763,642
    801,177 Annaly Capital Management,
               Inc.                               8,893,065
     55,140 Apartment Investment &
               Management Co., Class A            1,884,685
     30,990 Boston Properties, Inc.               3,701,755
  2,870,790 Chimera Investment Corp.              9,100,404
    167,260 Corrections Corp. of America          5,389,117
     82,933 Equity Lifestyle Properties,
               Inc.                               3,673,103
    137,617 Extra Space Storage, Inc.             7,118,927
     14,747 Federal Realty Investment Trust       1,800,609
     88,533 HCP, Inc.                             3,676,775
     58,458 Health Care REIT, Inc.                3,719,683
    304,251 Healthcare Trust of America,
               Inc., Class A                      3,623,629
     58,527 Hospitality Properties Trust          1,672,116
    892,323 MFA Financial, Inc.                   7,263,509
     47,823 National Retail Properties, Inc.      1,701,064
    526,893 NorthStar Realty Finance
               Corp. (a)                          8,482,977
    149,043 OMEGA Healthcare Investors,
               Inc. (c)                           5,446,031
     10,349 Public Storage                        1,775,992
    257,592 Rayonier, Inc.                        8,773,584
     73,281 Senior Housing Properties Trust       1,675,204
    154,079 Starwood Property Trust, Inc.         3,636,264
     50,890 Tanger Factory Outlet Centers,
               Inc.                               1,763,339
     72,504 Taubman Centers, Inc.                 5,333,394
    873,815 Two Harbors Investment Corp.          8,939,127
     27,741 Ventas, Inc.                          1,761,554
     16,675 Vornado Realty Trust                  1,767,884
    488,715 Washington Prime Group, Inc. (a)      9,231,826
    166,083 Weyerhaeuser Co.                      5,201,720
     27,624 WP Carey, Inc.                        1,815,726
                                            ---------------
                                                141,821,531
                                            ---------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 4.5%
    285,833 CBRE Group, Inc., Class A (a)         8,815,090
    460,861 Forest City Enterprises, Inc.,
               Class A (a)                        8,834,705
     46,458 Howard Hughes (The) Corp. (a)         6,755,922
     72,484 Jones Lang LaSalle, Inc.              8,966,271
    194,247 Realogy Holdings Corp. (a)            7,140,520
                                            ---------------
                                                 40,512,508
                                            ---------------
            SOFTWARE -- 0.4%
     30,420 FactSet Research Systems, Inc.        3,654,355
                                            ---------------


                        See Notes to Financial Statements                Page 33

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JULY 31, 2014

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            THRIFTS & MORTGAGE FINANCE
               -- 1.5%
    181,041 Hudson City Bancorp, Inc.       $     1,765,150
    151,364 Nationstar Mortgage Holdings,
               Inc. (a) (c)                       4,618,115
    229,215 New York Community Bancorp,
               Inc. (c)                           3,639,934
    241,484 People's United Financial, Inc.       3,506,348
                                            ---------------
                                                 13,529,547
                                            ---------------
            TOTAL COMMON STOCKS --
               100.0%                           904,292,373
            (Cost $896,048,979)             ---------------

            MONEY MARKET FUNDS -- 0.8%
  7,078,009 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (d) (e)                     7,078,009
    279,636 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (d)                    279,636
                                            ---------------
            TOTAL MONEY MARKET FUNDS
               -- 0.8%                            7,357,645
            (Cost $7,357,645)               ---------------

 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 1.0%
$ 9,071,781 JPMorgan Chase & Co., 0.05% (d),
               dated 07/31/14, due 08/01/14,
               with a maturity  value of
               $9,071,794. Collateralized by
               U.S. Treasury Note, interest
               rate of 2.750%, due 02/28/18.
               The value of the collateral
               including accrued interest is
               $9,355,168. (e)                    9,071,781
               (Cost $9,071,781)            ---------------

            TOTAL INVESTMENTS -- 101.8%         920,721,799
            (Cost $912,478,405) (f)
            NET OTHER ASSETS AND
               LIABILITIES -- (1.8)%            (16,273,414)
                                            ---------------
            NET ASSETS -- 100.0%            $   904,448,385
                                            ===============


(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $15,801,573 and the total value of the collateral held by the Fund is $16,149,790.

(d)   Interest rate shown reflects yield as of July 31, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $918,244,286. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $24,685,977 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,208,464.

-------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*        $904,292,373  $         --  $       --
Money Market Funds       7,357,645            --          --
Repurchase Agreements           --     9,071,781          --
                      --------------------------------------
Total Investments     $911,650,018  $  9,071,781  $       --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.


Page 34                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JULY 31, 2014

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $ 15,801,573
Non-cash Collateral(2)                           (15,801,573)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At July 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $  9,071,781
Non-cash Collateral(4)                            (9,071,781)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2014, the value of collateral received from the seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 35

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            BIOTECHNOLOGY -- 14.7%
    183,867 Alexion Pharmaceuticals,
               Inc. (a)                     $    29,233,014
    761,100 Alkermes PLC (a)                     32,544,636
    161,812 Amgen, Inc.                          20,613,231
     91,098 Biogen Idec, Inc. (a)                30,462,260
    334,527 Celgene Corp. (a)                    29,154,028
    128,594 Cubist Pharmaceuticals, Inc. (a)      7,831,375
    462,001 Gilead Sciences, Inc. (a)            42,296,192
    509,007 Incyte Corp. (a)                     24,213,463
    621,201 Medivation, Inc. (a)                 46,111,750
  1,230,271 Myriad Genetics, Inc. (a) (b)        44,412,783
     94,821 Vertex Pharmaceuticals, Inc. (a)      8,430,535
                                            ---------------
                                                315,303,267
                                            ---------------
            HEALTH CARE EQUIPMENT &
               SUPPLIES -- 18.5%
    219,508 Abbott Laboratories                   9,245,677
    239,915 Alere, Inc. (a)                       9,596,600
    341,772 Align Technology, Inc. (a)           18,527,460
     75,901 Becton, Dickinson and Co.             8,822,732
    431,849 CareFusion Corp. (a)                 18,910,668
    211,986 Cooper (The) Cos., Inc.              34,104,308
     99,558 Covidien PLC                          8,612,763
    404,481 DENTSPLY International, Inc.         18,776,008
    446,246 Edwards Lifesciences Corp. (a)       40,273,701
    461,413 Hill-Rom Holdings, Inc.              18,179,672
  1,511,083 Hologic, Inc. (a)                    39,393,934
    286,781 IDEXX Laboratories, Inc. (a)         35,698,499
     21,804 Intuitive Surgical, Inc. (a)          9,976,420
    300,394 Medtronic, Inc.                      18,546,326
    177,326 ResMed, Inc. (b)                      9,174,847
    348,396 Sirona Dental Systems, Inc. (a)      27,941,359
    276,559 St. Jude Medical, Inc.               18,028,881
    227,130 Stryker Corp.                        18,118,160
     85,018 Teleflex, Inc.                        9,159,839
    276,637 Zimmer Holdings, Inc.                27,683,065
                                            ---------------
                                                398,770,919
                                            ---------------
            HEALTH CARE PROVIDERS &
               SERVICES -- 39.4%
    590,549 Aetna, Inc.                          45,785,264
    659,001 AmerisourceBergen Corp.              50,683,767
    861,707 Brookdale Senior Living,
               Inc. (a)                          29,858,148
    130,960 Cardinal Health, Inc.                 9,383,284
    203,303 Catamaran Corp. (a)                   9,248,253
    633,281 Centene Corp. (a)                    45,653,227
    416,494 Cigna Corp.                          37,501,120
    633,227 Community Health Systems,
               Inc. (a)                          30,204,928
    529,670 DaVita HealthCare Partners,
               Inc. (a)                          37,309,955
    276,253 Express Scripts Holding Co. (a)      19,241,021
    849,256 HCA Holdings, Inc. (a)               55,464,909
    216,131 Health Net, Inc. (a)                  8,902,436
    161,386 Henry Schein, Inc. (a)               18,761,123



SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HEALTH CARE PROVIDERS &
               SERVICES (CONTINUED)
    299,909 Humana, Inc.                    $    35,284,294
    280,547 Laboratory Corp. of America
               Holdings (a)                      29,089,918
    616,853 LifePoint Hospitals, Inc. (a)        44,240,697
    257,125 McKesson Corp.                       49,332,003
    494,054 MEDNAX, Inc. (a)                     29,238,116
    227,246 Patterson Cos., Inc.                  8,864,866
    815,837 Quest Diagnostics, Inc.              49,847,641
    816,038 Tenet Healthcare Corp. (a)           43,062,325
    468,554 UnitedHealth Group, Inc.             37,976,302
    500,010 Universal Health Services, Inc.,
               Class B                           53,301,066
    818,734 VCA, Inc. (a)                        30,530,591
    355,951 WellPoint, Inc.                      39,086,979
                                            ---------------
                                                847,852,233
                                            ---------------
            LIFE SCIENCES TOOLS & SERVICES
               -- 8.9%
     75,010 Bio-Rad Laboratories, Inc.,
               Class A (a)                        8,625,400
  1,578,323 Bruker Corp. (a)                     35,875,282
    357,868 Charles River Laboratories
               International, Inc. (a)           19,400,024
    223,790 Covance, Inc. (a)                    18,780,457
    268,183 Illumina, Inc. (a)                   42,885,143
    408,903 PerkinElmer, Inc.                    18,899,497
    539,125 Quintiles Transnational
            Holdings, Inc. (a)                   29,614,136
     96,993 Techne Corp.                          9,051,387
     76,086 Thermo Fisher Scientific, Inc.        9,244,449
                                            ---------------
                                                192,375,775
                                            ---------------
            PHARMACEUTICALS -- 18.5%
    339,350 AbbVie, Inc.                         17,761,579
    214,669 Actavis PLC (a)                      45,994,980
    282,946 Allergan, Inc.                       46,929,424
    462,083 Eli Lilly & Co.                      28,214,788
    260,575 Jazz Pharmaceuticals PLC (a)         36,410,145
    183,070 Johnson & Johnson                    18,323,476
    598,383 Mallinckrodt PLC (a)                 41,659,424
    557,201 Mylan, Inc. (a)                      27,509,013
  1,290,606 Pfizer, Inc.                         37,040,392
    517,694 Questcor Pharmaceuticals,
               Inc. (b)                          46,576,929
    388,172 Salix Pharmaceuticals Ltd. (a)       51,203,769
                                            ---------------
                                                397,623,919
                                            ---------------
            TOTAL COMMON STOCKS -- 100.0%     2,151,926,113
            (Cost $1,980,111,141)


Page 36                 See Notes to Financial Statements

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

JULY 31, 2014

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MONEY MARKET FUNDS -- 1.6%
 32,608,622 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (c) (d)               $    32,608,622
    954,619 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)                    954,619
                                            ---------------
            TOTAL MONEY MARKET FUNDS
               -- 1.6%                           33,563,241
            (Cost $33,563,241)              ---------------


 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 1.9%
$41,793,995 JPMorgan Chase & Co., 0.05% (c),
               dated 07/31/14, due 08/01/14,
               with a maturity value of
               $41,794,053. Collateralized
               by U.S. Treasury Note,
               interest rate of 2.750%, due
               02/28/18. The value of the
               collateral including accrued
               interest is $43,099,569. (d)      41,793,995
               (Cost $41,793,995)           ---------------

            TOTAL INVESTMENTS -- 103.5%       2,227,283,349
            (Cost $2,055,468,377) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (3.5)%            (75,376,280)
                                            ---------------
            NET ASSETS -- 100.0%            $ 2,151,907,069
                                            ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $72,877,875 and the total value of the collateral held by the Fund is $74,402,617.

(c)   Interest rate shown reflects yield as of July 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $2,072,750,207. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $190,999,203 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $36,466,061.

-------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1        LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*       $2,151,926,113  $         --  $      --
Money Market Funds       33,563,241            --         --
Repurchase Agreements            --    41,793,995         --
                     ---------------------------------------
Total Investments    $2,185,489,354  $ 41,793,995  $      --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.

-------

OFFSETTING ASSETS AND LIABILITIES
The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $ 72,877,875
Non-cash Collateral(2)                           (72,877,875)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At July 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $ 41,793,995
Non-cash Collateral(4)                           (41,793,995)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 37

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 13.8%
     86,797 Alliant Techsystems, Inc.       $    11,277,534
     94,240 B/E Aerospace, Inc. (a)               8,023,594
     22,837 Boeing (The) Co.                      2,751,402
    898,435 Exelis, Inc.                         15,129,645
     49,859 General Dynamics Corp.                5,822,035
     92,162 Huntington Ingalls Industries,
               Inc.                               8,379,369
     96,255 L-3 Communications Holdings,
               Inc.                              10,102,925
     18,079 Lockheed Martin Corp.                 3,018,651
     97,160 Northrop Grumman Corp.               11,976,913
    125,995 Raytheon Co.                         11,436,566
     37,174 Rockwell Collins, Inc.                2,723,739
    452,682 Spirit AeroSystems Holdings,
               Inc., Class A (a)                 14,743,853
     75,891 Textron, Inc.                         2,760,156
    166,460 Triumph Group, Inc.                  10,545,241
     25,154 United Technologies Corp.             2,644,943
                                            ---------------
                                                121,336,566
                                            ---------------
            AIR FREIGHT & LOGISTICS -- 3.0%
    182,200 C.H. Robinson Worldwide, Inc.        12,291,212
     65,810 Expeditors International of
               Washington, Inc.                   2,841,676
     76,757 FedEx Corp.                          11,274,068
                                            ---------------
                                                 26,406,956
                                            ---------------
            AIRLINES -- 8.7%
    321,003 Alaska Air Group, Inc.               14,114,502
     81,512 Copa Holdings SA, Class A            12,379,228
    393,996 Delta Air Lines, Inc.                14,759,090
    567,963 Southwest Airlines Co.               16,061,994
    241,222 Spirit Airlines, Inc. (a)            15,780,743
     70,731 United Continental Holdings,
               Inc. (a)                           3,281,211
                                            ---------------
                                                 76,376,768
                                            ---------------
            BUILDING PRODUCTS -- 0.6%
    117,208 A.O. Smith Corp.                      5,473,614
                                            ---------------
            COMMERCIAL SERVICES &
               SUPPLIES -- 9.6%
    332,649 ADT (The) Corp. (b)                  11,576,185
    137,192 Cintas Corp.                          8,588,219
    237,440 Clean Harbors, Inc. (a)              13,683,667
    281,980 Covanta Holding Corp.                 5,758,032
    245,909 Iron Mountain, Inc.                   8,240,410
    420,816 Pitney Bowes, Inc.                   11,387,281
    171,321 R.R. Donnelley & Sons Co.             2,974,132
    306,118 Republic Services, Inc.              11,611,056
    127,438 Tyco International Ltd.               5,498,950
    119,699 Waste Connections, Inc.               5,666,551
                                            ---------------
                                                 84,984,483
                                            ---------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CONSTRUCTION & ENGINEERING
              -- 7.2%
    473,760 AECOM Technology Corp. (a)      $    16,084,152
     37,774 Fluor Corp.                           2,752,591
    170,587 Foster Wheeler AG                     5,622,548
    163,608 Jacobs Engineering Group,
               Inc. (a)                           8,312,922
    336,124 Quanta Services, Inc. (a)            11,256,793
    332,715 URS Corp.                            19,054,588
                                            ---------------
                                                 63,083,594
                                            ---------------
            CONTAINERS & PACKAGING -- 0.3%
     56,704 Avery Dennison Corp.                  2,676,996
                                            ---------------
            ELECTRICAL EQUIPMENT -- 3.4%
    469,967 Babcock & Wilcox (The) Co.           14,587,776
    112,938 Eaton Corp. PLC                       7,670,749
     23,601 Hubbell, Inc., Class B                2,759,901
     36,991 Regal-Beloit Corp.                    2,600,097
     23,174 Rockwell Automation, Inc.             2,587,609
                                            ---------------
                                                 30,206,132
                                            ---------------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS
               -- 1.7%
    185,314 Zebra Technologies Corp.,
               Class A (a)                       14,838,092
                                            ---------------
            ENERGY EQUIPMENT & SERVICES
              -- 1.1%
    206,998 Tidewater, Inc.                       9,784,795
                                            ---------------
            INDUSTRIAL CONGLOMERATES
              -- 1.9%
     33,522 Carlisle Cos., Inc.                   2,682,430
     73,804 Danaher Corp.                         5,452,640
    221,150 General Electric Co.                  5,561,923
     19,903 Roper Industries, Inc.                2,867,425
                                            ---------------
                                                 16,564,418
                                            ---------------
            IT SERVICES -- 2.8%
    497,284 Genpact Ltd. (a)                      8,752,198
  1,226,310 Xerox Corp.                          16,260,871
                                            ---------------
                                                 25,013,069
                                            ---------------
            MACHINERY -- 23.7%
    271,345 AGCO Corp.                           13,217,215
     80,226 Caterpillar, Inc.                     8,082,770
    116,957 Colfax Corp. (a)                      7,364,782
     78,149 Crane Co.                             5,361,803
     37,623 Cummins, Inc.                         5,244,270
    128,368 Deere & Co.                          10,925,401
     63,903 Dover Corp.                           5,480,321
    107,968 IDEX Corp.                            8,186,134
     33,190 Illinois Tool Works, Inc.             2,733,860
    317,156 ITT Corp.                            14,579,661
    141,566 Joy Global, Inc.                      8,389,201
    188,358 Kennametal, Inc.                      7,963,776
     41,585 Lincoln Electric Holdings, Inc.       2,762,908


Page 38                 See Notes to Financial Statements

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JULY 31, 2014

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
    353,705 Manitowoc (The) Co., Inc.       $     9,394,405
     35,138 Middleby (The) Corp. (a)              2,560,155
    155,046 Navistar International
               Corp. (a) (b)                      5,452,968
     36,242 Nordson Corp.                         2,724,311
    209,305 Oshkosh Corp.                         9,674,077
     92,487 PACCAR, Inc.                          5,759,166
     46,217 Parker Hannifin Corp.                 5,312,644
     40,289 Pentair PLC                           2,581,316
     49,037 Snap-on, Inc.                         5,894,247
    140,985 SPX Corp.                            13,975,843
     99,261 Stanley Black & Decker, Inc.          8,680,375
    141,398 Terex Corp.                           4,879,645
    348,924 Trinity Industries, Inc.             15,227,043
    105,549 Wabtec Corp.                          8,515,693
    223,052 Xylem, Inc.                           7,871,505
                                            ---------------
                                                208,795,495
                                            ---------------
            MARINE -- 1.3%
     99,220 Kirby Corp. (a)                      11,555,161
                                            ---------------
            OIL, GAS & CONSUMABLE FUELS
              -- 0.9%
    140,027 Teekay Corp.                          7,793,903
                                            ---------------
            PROFESSIONAL SERVICES -- 3.6%
     85,681 IHS, Inc., Class A (a)               11,255,913
     34,243 ManpowerGroup, Inc.                   2,667,187
    243,470 Robert Half International, Inc.      11,844,815
     55,731 Towers Watson & Co., Class A          5,685,677
                                            ---------------
                                                 31,453,592
                                            ---------------
            ROAD & RAIL -- 7.2%
    115,281 Con-way, Inc.                         5,689,117
    282,940 CSX Corp.                             8,465,565
     83,020 Genesee & Wyoming, Inc.,
               Class A (a)                        8,279,584
     90,802 Landstar System, Inc.                 6,004,736
     56,395 Norfolk Southern Corp.                5,733,116
    239,562 Old Dominion Freight Line,
               Inc. (a)                          15,207,396
     98,961 Ryder System, Inc.                    8,523,511
     58,255 Union Pacific Corp.                   5,727,049
                                            ---------------
                                                 63,630,074
                                            ---------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 1.7%
    316,760 Lexmark International, Inc.,
                  Class A                        15,213,983
                                            ---------------
            TRADING COMPANIES &
               DISTRIBUTORS -- 7.5%
    301,277 Air Lease Corp.                      10,378,992
    130,226 GATX Corp.                            8,074,012
    537,340 HD Supply Holdings, Inc. (a)         13,659,183
    121,527 MSC Industrial Direct Co., Inc.,
               Class A                           10,365,038



SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TRADING COMPANIES &
               DISTRIBUTORS (CONTINUED)
    145,663 United Rentals, Inc. (a)        $    15,425,712
    100,909 WESCO International, Inc. (a)         7,920,347
                                            ---------------
                                                 65,823,284
                                            ---------------
            TOTAL COMMON STOCKS --
               100.0%                           881,010,975
            (Cost $909,619,550)             ---------------

            MONEY MARKET FUNDS -- 0.4%
  3,146,161 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (c) (d)                     3,146,161
    518,218 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)                    518,218
                                            ---------------
            TOTAL MONEY MARKET FUNDS
               -- 0.4%                            3,664,379
            (Cost $3,664,379)               ---------------

 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 0.5%
$ 4,032,389 JPMorgan Chase & Co., 0.05% (c),
               dated 07/31/14, due 08/01/14,
               with a maturity value of
               $4,032,394. Collateralized by
               U.S. Treasury Note, interest
               rate of 2.750%, due 02/28/18.
               The value of the collateral
               including accrued interest is
               $4,158,354. (d)                    4,032,389
               (Cost $4,032,389)            ---------------

           TOTAL INVESTMENTS -- 100.9%          888,707,743
           (Cost $917,316,318) (e)
           NET OTHER ASSETS AND
               LIABILITIES -- (0.9)%             (7,670,236)
                                            ---------------
           NET ASSETS -- 100.0%             $   881,037,507
                                            ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $7,033,002 and the total value of the collateral held by the Fund is $7,178,550.

(c)   Interest rate shown reflects yield as of July 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $921,894,176. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,766,638 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $45,953,071.


                        See Notes to Financial Statements                Page 39

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JULY 31, 2014

---------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*        $881,010,975  $         --  $       --
Money Market Funds       3,664,379            --          --
Repurchase Agreements           --     4,032,389          --
                      --------------------------------------
Total Investments     $884,675,354  $  4,032,389  $       --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $  7,033,002
Non-cash Collateral(2)                            (7,033,002)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At July 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $  4,032,389
Non-cash Collateral(4)                            (4,032,389)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2014, the value of collateral received from the seller exceeded the value of the repurchase agreements.


Page 40                 See Notes to Financial Statements

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            BUILDING PRODUCTS -- 5.6%
     71,607 Armstrong World Industries,
               Inc. (a)                     $     3,485,829
    100,182 Lennox International, Inc.            8,547,528
    185,250 Masco Corp.                           3,853,200
    579,904 Owens Corning                        19,745,731
    136,464 USG Corp. (a)                         3,609,473
                                            ---------------
                                                 39,241,761
                                            ---------------
            CHEMICALS -- 47.3%
    172,568 Albemarle Corp.                      10,585,321
    165,013 Ashland, Inc.                        17,268,611
    309,446 Cabot Corp.                          16,211,876
    348,956 Celanese Corp., Series A             20,312,729
     93,263 CF Industries Holdings, Inc.         23,347,459
    117,046 Cytec Industries, Inc.               11,804,089
    348,691 Dow Chemical (The) Co.               17,807,649
     62,852 E.I. du Pont de Nemours & Co.         4,042,012
    205,420 Eastman Chemical Co.                 16,182,988
     80,602 Ecolab, Inc.                          8,747,735
    798,244 Huntsman Corp.                       20,794,256
    118,328 International Flavors &
               Fragrances, Inc.                  11,949,945
    183,747 LyondellBasell Industries N.V.,
               Class A                           19,523,119
     32,970 Monsanto Co.                          3,728,577
    453,603 Mosaic (The) Co.                     20,915,634
     22,896 NewMarket Corp.                       8,860,752
     85,403 PPG Industries, Inc.                 16,940,539
    578,876 Rayonier Advanced Materials,
               Inc. (a)                          18,790,315
    118,071 Rockwood Holdings, Inc.               9,320,525
    267,174 RPM International, Inc.              11,803,747
     43,368 Sherwin-Williams (The) Co.            8,943,783
     40,505 Sigma-Aldrich Corp.                   4,067,512
    117,746 Valspar (The) Corp.                   8,836,837
    267,798 Westlake Chemical Corp.              23,402,867
                                            ---------------
                                                334,188,877
                                            ---------------
            CONSTRUCTION MATERIALS -- 3.3%
    130,881 Eagle Materials, Inc.                11,886,613
     93,414 Martin Marietta Materials, Inc.      11,604,821
                                            ---------------
                                                 23,491,434
                                            ---------------
            CONTAINERS & PACKAGING
               -- 17.9%
    133,921 AptarGroup, Inc.                      8,182,573
    286,310 Ball Corp.                           17,539,351
    303,414 Bemis Co., Inc.                      11,836,180
    247,918 Crown Holdings, Inc. (a)             11,540,583
    226,119 Greif, Inc., Class A                 11,346,651
    202,715 MeadWestvaco Corp.                    8,473,487
    118,740 Owens-Illinois, Inc. (a)              3,703,501
    250,995 Packaging Corp. of America           16,605,829
    212,413 Rock-Tenn Co., Class A               21,120,224
    120,334 Sealed Air Corp.                      3,865,128



SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CONTAINERS & PACKAGING
               (CONTINUED)
     80,899 Silgan Holdings, Inc.           $     3,981,849
    204,263 Sonoco Products Co.                   7,994,854
                                            ---------------
                                                126,190,210
                                            ---------------
            ELECTRICAL EQUIPMENT -- 2.0%
    129,796 Acuity Brands, Inc.                  13,923,217
                                            ---------------
            MACHINERY -- 2.5%
    132,272 Timken (The) Co.                      5,859,650
     81,188 Valmont Industries, Inc.             11,823,408
                                            ---------------
                                                 17,683,058
                                            ---------------
            METALS & MINING -- 17.6%
     65,027 Carpenter Technology Corp.            3,520,562
  1,490,429 Cliffs Natural Resources,
               Inc. (b)                          26,007,986
    128,865 Compass Minerals International,
               Inc.                              11,084,967
    614,550 Freeport-McMoRan, Inc.               22,873,551
     83,480 Nucor Corp.                           4,192,366
    243,454 Reliance Steel & Aluminum Co.        16,615,736
    687,320 Steel Dynamics, Inc.                 14,578,057
    581,883 TimkenSteel Corp. (a)                25,317,729
                                            ---------------
                                                124,190,954
                                            ---------------
            PAPER & FOREST PRODUCTS -- 3.3%
    418,786 Domtar Corp.                         15,042,793
    180,283 International Paper Co.               8,563,443
                                            ---------------
                                                 23,606,236
                                            ---------------
            TRADING COMPANIES &
               DISTRIBUTORS -- 0.5%
    145,367 MRC Global, Inc. (a)                  3,900,197
                                            ---------------
            TOTAL COMMON STOCKS --
               100.0%                           706,415,944
            (Cost $721,353,813)             ---------------

            MONEY MARKET FUNDS -- 1.1%
  7,550,430 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (c) (d)                     7,550,430
    296,953    Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)                    296,953
                                            ---------------
            TOTAL MONEY MARKET FUNDS
               -- 1.1%                            7,847,383
            (Cost $7,847,383)               ---------------


                        See Notes to Financial Statements                Page 41

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

JULY 31, 2014

PRINCIPAL
   VALUE    DESCRIPTION                               VALUE
-----------------------------------------------------------
            REPURCHASE AGREEMENTS -- 1.4%
$ 9,677,275 JPMorgan Chase & Co., 0.05% (c),
               dated 07/31/14, due 08/01/14,
               with a maturity value of
               $9,677,289. Collateralized by
               U.S. Treasury Note, interest
               rate of 2.750%, due 02/28/18.
               The value of the collateral
               including accrued interest
               is $9,979,577. (d)           $     9,677,275
               (Cost $9,677,275)            ---------------

            TOTAL INVESTMENTS --
               102.5%                           723,940,602
            (Cost $738,878,471) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (2.5)%            (17,517,095)
                                            ---------------
            NET ASSETS -- 100.0%            $   706,423,507
                                            ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $16,823,372 and the total value of the collateral held by the Fund is $17,227,705.

(c)   Interest rate shown reflects yield as of July 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $742,139,974. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,955,661 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $36,155,033.

----------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*        $706,415,944  $         --  $       --
Money Market Funds       7,847,383            --          --
Repurchase Agreements           --     9,677,275          --
                      --------------------------------------
Total Investments     $714,263,327  $  9,677,275  $       --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.

-------------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $ 16,823,372
Non-cash Collateral(2)                           (16,823,372)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At July 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $  9,677,275
Non-cash Collateral(4)                            (9,677,275)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


Page 42                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            COMMUNICATIONS EQUIPMENT
               -- 13.7%
    515,347 ARRIS Group, Inc. (a)           $    17,609,407
  1,822,180 Brocade Communications
               Systems, Inc.                     16,782,278
    509,701 Cisco Systems, Inc.                  12,859,756
    179,435 EchoStar Corp., Class A (a)           9,097,354
     85,242 F5 Networks, Inc. (a)                 9,597,397
     83,606 Harris Corp.                          5,707,782
    507,844 JDS Uniphase Corp. (a)                6,028,108
    129,024 Juniper Networks, Inc. (a)            3,037,225
     95,139 Motorola Solutions, Inc.              6,058,452
    199,925 Palo Alto Networks, Inc. (a)         16,165,935
     39,981 QUALCOMM, Inc.                        2,946,600
    460,459 Riverbed Technology, Inc. (a)         8,242,216
                                            ---------------
                                                114,132,510
                                            ---------------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS
               -- 17.6%
     65,737 Amphenol Corp., Class A               6,321,927
    209,682 Arrow Electronics, Inc. (a)          12,151,072
    378,324 Avnet, Inc.                          16,014,455
    953,763 AVX Corp.                            12,971,177
    525,802 CDW Corp.                            16,242,024
    763,734 Corning, Inc.                        15,007,373
    146,609 Dolby Laboratories, Inc.,
               Class A (a)                        6,544,626
    433,609 Ingram Micro, Inc., Class A (a)      12,444,578
    454,521 Jabil Circuit, Inc.                   9,072,239
    412,027 Knowles Corp. (a)                    11,981,745
    202,587 Tech Data Corp. (a)                  12,720,438
  1,082,225 Vishay Intertechnology, Inc.         15,941,174
                                            ---------------
                                                147,412,828
                                            ---------------
            INTERNET SOFTWARE & SERVICES
              -- 6.8%
    155,586 Akamai Technologies, Inc. (a)         9,182,686
    238,747 AOL, Inc. (a)                         9,203,697
     45,218 Equinix, Inc. (a)                     9,700,165
    188,237 Facebook, Inc., Class A (a)          13,675,418
      5,403 Google, Inc., Class A (a)             3,131,309
     45,740 IAC/InterActiveCorp                   3,073,728
     90,125 Yahoo!, Inc. (a)                      3,227,376
     82,590 Yelp, Inc. (a)                        5,546,744
                                            ---------------
                                                 56,741,123
                                            ---------------
            IT SERVICES -- 8.8%
    273,398 Amdocs Ltd.                          12,395,865
     64,739 Cognizant Technology Solutions
               Corp., Class A (a)                 3,175,448
    265,242 Computer Sciences Corp.              16,548,449
    181,888 DST Systems, Inc.                    16,382,652
     44,890 Gartner, Inc. (a)                     3,071,374
    315,077 Teradata Corp. (a)                   13,283,646
    258,476 VeriFone Systems, Inc. (a)            8,661,531
                                            ---------------
                                                 73,518,965
                                            ---------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 23.5%
  1,511,449 Advanced Micro Devices,
               Inc. (a) (b)                 $     5,909,766
     91,090 Altera Corp.                          2,980,465
     58,552 Analog Devices, Inc.                  2,905,936
    561,694 Applied Materials, Inc.              11,773,106
    675,887 Atmel Corp. (a)                       5,542,273
    232,599 Avago Technologies Ltd.              16,137,719
     63,430 Cree, Inc. (a)                        2,995,799
    538,959 Freescale Semiconductor Ltd. (a)     10,789,959
    542,508 Intel Corp.                          18,385,596
     87,193 KLA-Tencor Corp.                      6,233,428
    248,021 Lam Research Corp.                   17,361,470
    883,873 Marvell Technology Group Ltd.        11,790,866
     93,655 Maxim Integrated Products, Inc.       2,745,028
    129,761 Microchip Technology, Inc.            5,841,840
    508,760 Micron Technology, Inc. (a)          15,542,618
    512,378 NVIDIA Corp.                          8,966,615
  1,039,342 ON Semiconductor Corp. (a)            8,896,767
    356,995 Skyworks Solutions, Inc.             18,121,066
    560,429 SunEdison, Inc. (a)                  11,208,580
    646,209 Teradyne, Inc.                       11,773,928
                                            ---------------
                                                195,902,825
                                            ---------------
            SOFTWARE -- 17.2%
    283,996 Activision Blizzard, Inc.             6,355,830
     87,508 Adobe Systems, Inc. (a)               6,047,678
     41,750 ANSYS, Inc. (a)                       3,212,245
    112,290 Autodesk, Inc. (a)                    5,990,671
    583,299 CA, Inc.                             16,845,675
    543,122 Cadence Design Systems, Inc. (a)      9,140,743
     50,615 Citrix Systems, Inc. (a)              3,428,154
    264,816 Electronic Arts, Inc. (a)             8,897,818
    504,015 Fortinet, Inc. (a)                   12,373,568
     39,329 Intuit, Inc.                          3,223,798
    186,553 MICROS Systems, Inc. (a)             12,616,579
    227,804 Microsoft Corp.                       9,832,021
    163,212 PTC, Inc. (a)                         5,869,104
    109,029 salesforce.com, inc. (a)              5,914,823
    153,301 ServiceNow, Inc. (a)                  9,014,099
     47,168 Solera Holdings, Inc.                 3,018,752
    414,860 Symantec Corp.                        9,815,588
    163,134 Synopsys, Inc. (a)                    6,161,571
     32,702 VMware, Inc., Class A (a)             3,249,271
     35,239 Workday, Inc., Class A (a)            2,954,438
                                            ---------------
                                                143,962,426
                                            ---------------
            TECHNOLOGY HARDWARE, STORAGE
               & PERIPHERALS -- 11.2%
    136,293 Apple, Inc.                          13,025,522
    157,666 Diebold, Inc.                         5,940,855
    360,610 EMC Corp.                            10,565,873
    497,732 Hewlett-Packard Co.                  17,724,236
    270,731 NCR Corp. (a)                         8,379,124
    173,424 NetApp, Inc.                          6,735,788
    160,522 SanDisk Corp.                        14,721,473


                        See Notes to Financial Statements                Page 43

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JULY 31, 2014

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            TECHNOLOGY HARDWARE, STORAGE
               & PERIPHERALS (CONTINUED)
     27,868 Stratasys Ltd. (a) (b)          $     2,801,849
    137,231 Western Digital Corp.                13,699,771
                                            ---------------
                                                 93,594,491
                                            ---------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 1.2%
     92,822 SBA Communications Corp.,
               Class A (a)                        9,925,456
                                            ---------------
            TOTAL COMMON STOCKS --
               100.0%                           835,190,624
            (Cost $805,674,263)             ---------------

            MONEY MARKET FUNDS -- 0.4%
  2,643,889 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (c) (d)                     2,643,889
    475,821 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)                    475,821
                                            ---------------
            TOTAL MONEY MARKET FUNDS
               -- 0.4%                            3,119,710
            (Cost $3,119,710)               ---------------

 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 0.4%
$ 3,388,634 JPMorgan Chase & Co., 0.05% (c),
               dated 07/31/14, due 08/01/14,
               with a maturity value of
               $3,388,638. Collateralized by
               U.S. Treasury Note, interest
               rate of 2.750%, due 02/28/18.
               The value of the collateral
               including accrued interest is
               $3,494,489. (d)                    3,388,634
               (Cost $3,388,634)            ---------------

            TOTAL INVESTMENTS -- 100.8%         841,698,968
            (Cost $812,182,607) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.8)%             (6,731,611)
                                            ---------------
            NET ASSETS -- 100.0%            $   834,967,357
                                            ===============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $5,856,356 and the total value of the collateral held by the Fund is $6,032,523.

(c)   Interest rate shown reflects yield as of July 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $816,961,442. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $44,413,232 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,675,706.

----------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*        $835,190,624  $         --  $       --
Money Market Funds       3,119,710            --          --
Repurchase Agreements           --     3,388,634          --
                      --------------------------------------
Total Investments     $838,310,334  $  3,388,634  $       --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.


Page 44                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JULY 31, 2014

----------------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $  5,856,356
Non-cash Collateral(2)                            (5,856,356)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At July 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $  3,388,634
Non-cash Collateral(4)                            (3,388,634)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 45

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 17.1%
    786,785 AT&T, Inc.                      $    28,001,678
    273,240 CenturyLink, Inc.                    10,721,938
  1,693,808 Frontier Communications
               Corp. (a)                         11,094,442
    450,569 Level 3 Communications, Inc. (b)     19,816,025
    490,767 tw telecom, Inc. (b)                 19,993,848
  1,675,936 Windstream Holdings, Inc. (a)        19,206,226
                                            ---------------
                                                108,834,157
                                            ---------------
            ELECTRIC UTILITIES -- 34.3%
    354,723 American Electric Power Co.,
               Inc.                              18,442,049
     66,691 Duke Energy Corp.                     4,810,422
    170,232 Edison International                  9,328,714
    241,010 Entergy Corp.                        17,552,758
    457,564 Exelon Corp.                         14,221,089
    284,905 FirstEnergy Corp.                     8,891,885
  1,035,360 Great Plains Energy, Inc.            25,666,574
    659,254 Hawaiian Electric Industries,
               Inc. (a)                          15,571,579
    209,239 Northeast Utilities                   9,185,592
    126,544 OGE Energy Corp.                      4,549,257
  1,012,369 Pepco Holdings, Inc.                 27,182,108
    342,066 Pinnacle West Capital Corp.          18,297,110
    139,224 PPL Corp.                             4,593,000
    108,993 Southern (The) Co.                    4,718,307
    518,046 Westar Energy, Inc.                  18,670,378
    517,944 Xcel Energy, Inc.                    15,952,675
                                            ---------------
                                                217,633,497
                                            ---------------
            GAS UTILITIES -- 7.5%
    359,526 AGL Resources, Inc.                  18,565,923
    185,266 Atmos Energy Corp.                    8,952,053
     63,138 National Fuel Gas Co.                 4,350,839
    330,533 UGI Corp.                            16,044,072
                                            ---------------
                                                 47,912,887
                                            ---------------
            INDEPENDENT POWER AND RENEWABLE
               ELECTRICITY PRODUCERS
               -- 4.1%
  1,168,440 Calpine Corp. (b)                    25,752,418
                                            ---------------
            MULTI-UTILITIES -- 27.8%
    274,272 Alliant Energy Corp.                 15,496,368
    408,356 Ameren Corp.                         15,701,288
    317,550 CMS Energy Corp.                      9,186,722
    481,803 Consolidated Edison, Inc.            27,024,330
    254,054 DTE Energy Co.                       18,754,266
    139,037 Integrys Energy Group, Inc.           9,115,266
    140,927 MDU Resources Group, Inc.             4,440,610
    206,025 PG&E Corp.                            9,203,137
    682,071 Public Service Enterprise Group,
               Inc.                              23,988,437
    367,644 SCANA Corp.                          18,705,727



SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MULTI-UTILITIES (CONTINUED)
    903,251 TECO Energy, Inc.               $    15,770,762
    116,369 Vectren Corp.                         4,432,495
    105,441 Wisconsin Energy Corp. (a)            4,595,119
                                            ---------------
                                                176,414,527
                                            ---------------
            OIL, GAS & CONSUMABLE FUELS
               -- 0.7%
     55,646 Energen Corp.                         4,542,383
                                            ---------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 8.4%
  1,065,521 Telephone & Data Systems, Inc.       26,638,025
    681,858 United States Cellular Corp. (b)     26,653,829
                                            ---------------
                                                 53,291,854
                                            ---------------
            TOTAL COMMON STOCKS --
               99.9%                            634,381,723
            (Cost $645,117,923)             ---------------

            MONEY MARKET FUNDS -- 1.8%
 11,355,681 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (c) (d)                    11,355,681
     78,104 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)                     78,104
                                            ---------------
            TOTAL MONEY MARKET FUNDS
               -- 1.8%                           11,433,785
            (Cost $11,433,785)              ---------------

PRINCIPAL
  VALUE
-----------
            REPURCHASE AGREEMENTS -- 2.3%
$14,554,411 JPMorgan Chase & Co., 0.05% (c),
               dated 07/31/14, due 08/01/14,
               with a maturity value of
               $14,554,431. Collateralized
               by U.S. Treasury Note,
               interest rate of 2.750%, due
               02/28/18. The value of the
               collateral including accrued
               interest is $15,009,066. (d)      14,554,411
            (Cost $14,554,411)              ---------------

            TOTAL INVESTMENTS -- 104.0%         660,369,919
            (Cost $671,106,119) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (4.0)%            (25,518,686)
                                            ---------------
            NET ASSETS -- 100.0%            $   634,851,233
                                            ===============


Page 46                 See Notes to Financial Statements

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

JULY 31, 2014

(a) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $25,176,848 and the total value of the collateral held by the Fund is $25,910,092.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of July 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $674,290,771. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,244,729 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,165,581.

---------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*        $634,381,723  $         --  $       --
Money Market Funds      11,433,785            --          --
Repurchase Agreements           --    14,554,411          --
                      --------------------------------------
Total Investments     $645,815,508  $ 14,554,411  $       --
                      ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.

------------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $ 25,176,848
Non-cash Collateral(2)                           (25,176,848)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At July 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $ 14,554,411
Non-cash Collateral(4)                           (14,554,411)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 47

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2014



                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

ASSETS:
Investments, at value...............................................   $  957,652,776        $1,090,262,536        $  857,027,482
Cash  ..............................................................               --                    --                   574
Receivables:
      Capital shares sold...........................................               --                    --             8,646,963
      Investment securities sold....................................               --            28,678,195                    --
      Dividends.....................................................          328,825             1,177,393               924,834
      Securities lending income.....................................            8,601                31,135                62,402
      Interest......................................................                9                     2                     8
      Due from authorized participant...............................               --           220,454,983                    --
Prepaid expenses....................................................            6,737                 5,865                 3,290
                                                                       --------------        --------------        --------------
      TOTAL ASSETS..................................................      957,996,948         1,340,610,109           866,665,553
                                                                       --------------        --------------        --------------

LIABILITIES:
Due to investment advisor...........................................          460,635               603,304               352,719
Due to custodian....................................................               --                    --                    --
Payables:
      Capital shares redeemed.......................................               --           249,143,184                    --
      Investment securities purchased...............................               --                    --             8,642,526
      Collateral for securities on loan.............................       14,039,645            30,585,520            43,385,010
      Licensing fees................................................          121,085               146,002                94,949
      Printing fees.................................................           34,000                30,447                11,750
      Audit and tax fees............................................           22,925                22,925                22,925
      Trustees' fees................................................            1,875                 1,892                 1,230
Other liabilities...................................................          257,080               348,575               229,237
                                                                       --------------        --------------        --------------
      TOTAL LIABILITIES.............................................       14,937,245           280,881,849            52,740,346
                                                                       --------------        --------------        --------------

NET ASSETS..........................................................   $  943,059,703        $1,059,728,260        $  813,925,207
                                                                       ==============        ==============        ==============
NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $1,023,761,336        $1,113,474,965         $ 847,824,201
Par value...........................................................          292,500               281,000               290,000
Accumulated net investment income (loss)............................               --               625,895               570,369
Accumulated net realized gain (loss) on investments.................     (124,362,580)          (47,659,657)          (43,134,252)
Net unrealized appreciation (depreciation) on investments...........       43,368,447            (6,993,943)            8,374,889
                                                                       --------------        --------------        --------------

NET ASSETS..........................................................   $  943,059,703        $1,059,728,260        $  813,925,207
                                                                       ==============        ==============        ==============
NET ASSET VALUE, per share..........................................   $        32.24        $        37.71        $        28.07
                                                                       ==============        ==============        ==============
Number of shares outstanding (unlimited number of shares
    authorized, par value $0.01 per share)..........................       29,250,002            28,100,002            29,000,002
                                                                       ==============        ==============        ==============

Investments, at cost................................................   $  914,284,329        $1,097,256,479        $  848,652,593
                                                                       ==============        ==============        ==============
Securities on loan, at value........................................   $   13,727,477        $   28,117,840        $   41,749,579
                                                                       ==============        ==============        ==============


Page 48                 See Notes to Financial Statements

                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


     $  920,721,799        $2,227,283,349        $  888,707,743        $  723,940,602        $  841,698,968        $  660,369,919
                 --                    --                    --                    --                    --                    --

                 --            34,909,991                    --             3,352,195             1,587,089                    --
                 --                    --            23,898,745                    --                    --            11,469,191
            662,238               580,462               445,383               333,067                48,065               809,257
             52,009               240,690                 2,042                76,345                 7,736                37,099
                  2                    13                     4                     4                     6                     3
                 --                    --                    --                    --                    --                    --
              5,160                 7,905                 4,460                 3,589                 3,779                 3,192
     --------------        --------------        --------------        --------------        --------------        --------------
        921,441,208         2,263,022,410           913,058,377           727,705,802           843,345,643           672,688,661
     --------------        --------------        --------------        --------------        --------------        --------------


            373,764               903,126               447,110               322,986               340,265               247,985
                 --                    --                    --                    --                    --                   104

                 --                    --            23,895,851                    --                    --            11,476,427
                 --            34,909,860                    --             3,352,516             1,587,343                    --
         16,149,790            74,402,617             7,178,550            17,227,705             6,032,523            25,910,092
            122,716               268,169               127,169               102,096               109,805                45,446
             21,622                47,630                20,323                16,777                17,313                 3,601
             22,925                22,925                22,925                22,925                22,925                22,925
              1,685                 3,151                 1,466                 1,569                 1,397                   610
            300,321               557,863               327,476               235,721               266,715               130,238
     --------------        --------------        --------------        --------------        --------------        --------------
         16,992,823           111,115,341            32,020,870            21,282,295             8,378,286            37,837,428
     --------------        --------------        --------------        --------------        --------------        --------------

     $  904,448,385        $2,151,907,069        $  881,037,507        $  706,423,507        $  834,967,357        $  634,851,233
     ==============        ==============        ==============        ==============        ==============        ==============

     $  920,212,561        $2,044,580,359        $  937,021,049        $  788,293,493        $  873,431,315        $  662,996,840
            418,000               405,000               301,000               217,000               263,050               281,000
          1,583,768                    --               234,232               712,114                    --               529,132
        (26,009,338)          (64,893,262)          (27,910,199)          (67,861,231)          (68,243,369)          (18,219,539)
          8,243,394           171,814,972           (28,608,575)          (14,937,869)           29,516,361           (10,736,200)
     --------------        --------------        --------------        --------------        --------------        --------------

     $  904,448,385        $2,151,907,069        $  881,037,507        $  706,423,507        $  834,967,357        $  634,851,233
     ==============        ==============        ==============        ==============        ==============        ==============
     $        21.64        $        53.13        $        29.27        $        32.55        $        31.74        $        22.59
     ==============        ==============        ==============        ==============        ==============        ==============

         41,800,002            40,500,002            30,100,002            21,700,002            26,305,000            28,100,002
     ==============        ==============        ==============        ==============        ==============        ==============

     $  912,478,405        $2,055,468,377        $  917,316,318        $  738,878,471        $  812,182,607        $  671,106,119
     ==============        ==============        ==============        ==============        ==============        ==============
     $   15,801,573        $   72,877,875        $    7,033,002        $   16,823,372        $    5,856,356        $   25,176,848
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 49

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2014


                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------


INVESTMENT INCOME:
Dividends...........................................................   $    9,764,847        $   20,098,996        $    7,596,004
Securities lending income (net of fees).............................          333,919               172,161               451,920
Interest............................................................              107                   204                   105
Foreign tax withholding.............................................          (11,595)                   --                (6,722)
                                                                       --------------        --------------        --------------
      Total investment income.......................................       10,087,278            20,271,361             8,041,307
                                                                       --------------        --------------        --------------

EXPENSES:
Investment advisory fees............................................        4,497,352             4,442,681             2,240,676
Licensing fees......................................................          658,702               613,930               273,056
Accounting and administration fees..................................          445,869               440,710               224,915
Expenses previously waived or reimbursed............................          269,411               199,398               141,956
Custodian fees......................................................          149,693               124,387                73,567
Printing fees.......................................................           74,649                67,193                24,662
Legal fees..........................................................           52,388                45,929                20,703
Transfer agent fees.................................................           44,870                43,122                22,384
Audit and tax fees..................................................           23,471                23,471                23,471
Trustees' fees and expenses.........................................           21,707                20,730                13,209
Registration and filing fees........................................           18,629                87,364                60,030
Listing fees........................................................            4,449                 4,449                 2,997
Other expenses......................................................           35,103                27,759                11,621
                                                                       --------------        --------------        --------------
      Total expenses................................................        6,296,293             6,141,123             3,133,247
                                                                       --------------        --------------        --------------

NET INVESTMENT INCOME (LOSS)........................................        3,790,985            14,130,238             4,908,060
                                                                       --------------        --------------        --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................      (35,078,801)          (18,117,060)          (10,220,036)
      In-kind redemptions...........................................      184,063,184           195,378,266            97,030,101
                                                                       --------------        --------------        --------------
Net realized gain (loss)............................................      148,984,383           177,261,206            86,810,065

Net change in unrealized appreciation (depreciation) on
   investments......................................................      (68,204,279)         (103,182,973)           (5,890,870)
                                                                       --------------        --------------        --------------

NET REALIZED AND UNREALIZED GAIN (LOSS).............................       80,780,104            74,078,233            80,919,195
                                                                       --------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS.....................................................   $   84,571,089        $   88,208,471        $   85,827,255
                                                                       ==============        ==============        ==============


Page 50                 See Notes to Financial Statements

                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



     $   16,199,292        $    9,825,936        $   11,442,269        $   10,126,729        $    5,670,771        $    6,275,956
            149,980               765,607                13,730               413,421               216,646                55,549
                231                   257                   115                   161                   130                    79
            (17,316)                   --                (5,405)                   --                    --                    --
     --------------        --------------        --------------        --------------        --------------        --------------
         16,332,187            10,591,800            11,450,709            10,540,311             5,887,547             6,331,584
     --------------        --------------        --------------        --------------        --------------        --------------


          3,539,188             8,046,150             3,403,505             2,828,385             3,023,838             1,051,314
            462,370             1,071,630               437,458               360,396               383,704               132,851
            356,718               743,280               340,668               284,392               304,330               106,459
            159,322               236,958               143,608               199,227               170,492                18,972
            148,172               222,325               121,842                93,425               119,864                33,591
             49,087               103,760                42,962                33,936                37,948                 6,770
             36,471                94,495                48,697                30,642                31,908                10,296
             35,350                65,117                33,530                28,253                30,199                10,484
             23,471                23,471                23,471                23,471                23,471                23,471
             18,423                36,053                16,396                15,624                16,170                 7,387
             52,668               117,881                77,535                43,186                48,281                55,531
              4,449                 4,449                 4,449                 2,997                 2,997                 2,997
             18,024                44,803                12,369                15,811                16,055                11,717
     --------------        --------------        --------------        --------------        --------------        --------------
          4,903,713            10,810,372             4,706,490             3,959,745             4,209,257             1,471,840
     --------------        --------------        --------------        --------------        --------------        --------------

         11,428,474              (218,572)            6,744,219             6,580,566             1,678,290             4,859,744
     --------------        --------------        --------------        --------------        --------------        --------------



        (11,233,802)          (38,068,260)          (16,618,510)           (8,446,723)          (22,062,902)           (5,951,701)
        104,536,820           326,080,765           146,332,365           110,104,868           129,675,455            20,202,281
     --------------        --------------        --------------        --------------        --------------        --------------
         93,303,018           288,012,505           129,713,855           101,658,145           107,612,553            14,250,580


        (36,042,445)           31,591,086           (54,351,889)          (31,451,875)           (3,025,670)          (16,291,583)
     --------------        --------------        --------------        --------------        --------------        --------------

         57,260,573           319,603,591            75,361,966            70,206,270           104,586,883            (2,041,003)
     --------------        --------------        --------------        --------------        --------------        --------------

     $   68,689,047        $  319,385,019        $   82,106,185        $   76,786,836        $  106,265,173        $    2,818,741
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 51

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                         FIRST TRUST                         FIRST TRUST
                                                                    CONSUMER DISCRETIONARY                 CONSUMER STAPLES
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXD)                               (FXG)
                                                              ----------------------------------  ----------------------------------
                                                                  For the           For the           For the           For the
                                                                 Year Ended        Year Ended        Year Ended        Year Ended
                                                                 7/31/2014         7/31/2013         7/31/2014         7/31/2013
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
   Net investment income (loss)..............................  $    3,790,985    $    6,427,091    $   14,130,238    $    6,321,974
   Net realized gain (loss)..................................     148,984,383        78,925,153       177,261,206        50,995,136
   Net change in unrealized appreciation (depreciation)......     (68,204,279)      101,969,704      (103,182,973)      108,606,932
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from operations........................................      84,571,089       187,321,948        88,208,471       165,924,042
                                                               --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................      (3,883,480)       (6,565,880)      (14,344,261)       (8,022,796)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.................................   1,040,900,674       574,167,499     1,566,304,476       557,832,310
   Cost of shares redeemed...................................    (915,977,666)     (442,212,984)   (1,238,199,805)     (405,714,279)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions..........................     124,923,008       131,954,515       328,104,671       152,118,031
                                                               --------------    --------------    --------------    --------------
   Total increase (decrease) in net assets...................     205,610,617       312,710,583       401,968,881       310,019,277

NET ASSETS:
   Beginning of period.......................................     737,449,086       424,738,503       657,759,379       347,740,102
                                                               --------------    --------------    --------------    --------------
   End of period.............................................  $  943,059,703    $  737,449,086    $1,059,728,260    $  657,759,379
                                                               ==============    ==============    ==============    ==============

   Accumulated net investment income (loss)
      at end of period.......................................  $           --    $           --    $      625,895    $      839,918
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...................      25,600,002        20,700,002        19,800,002        14,800,002
   Shares sold...............................................      33,100,000        22,400,000        41,650,000        19,100,000
   Shares redeemed...........................................     (29,450,000)      (17,500,000)      (33,350,000)      (14,100,000)
                                                               --------------    --------------    --------------    --------------
   Shares outstanding, end of period.........................      29,250,002        25,600,002        28,100,002        19,800,002
                                                               ==============    ==============    ==============    ==============


Page 52                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST                             FIRST TRUST
              ENERGY                                FINANCIALS                             HEALTH CARE
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXN)                                   (FXO)                                   (FXH)
----------------------------------      ----------------------------------      ----------------------------------
    For the           For the               For the           For the               For the           For the
   Year Ended        Year Ended            Year Ended        Year Ended            Year Ended        Year Ended
   7/31/2014         7/31/2013             7/31/2014         7/31/2013             7/31/2014         7/31/2013
----------------  ----------------      ----------------  ----------------      ----------------  ----------------


 $    4,908,060    $    1,145,153        $   11,428,474    $    4,772,655        $     (218,572)   $    2,599,981
     86,810,065         7,241,806            93,303,018        24,859,741           288,012,505       114,382,484
     (5,890,870)       20,454,988           (36,042,445)       52,303,286            31,591,086       132,932,259
 --------------    --------------        --------------    --------------        --------------    --------------

     85,827,255        28,841,947            68,689,047        81,935,682           319,385,019       249,914,724
 --------------    --------------        --------------    --------------        --------------    --------------

     (4,410,821)       (1,239,920)          (10,277,236)       (4,650,925)                   --        (2,637,525)
 --------------    --------------        --------------    --------------        --------------    --------------


  1,307,915,710       162,435,001         1,079,948,000       320,449,273         2,307,072,087       852,551,869
   (766,542,117)     (121,966,947)         (632,731,226)     (207,283,291)       (1,456,115,787)     (650,711,458)
 --------------    --------------        --------------    --------------        --------------    --------------

    541,373,593        40,468,054           447,216,774       113,165,982           850,956,300       201,840,411
 --------------    --------------        --------------    --------------        --------------    --------------
    622,790,027        68,070,081           505,628,585       190,450,739         1,170,341,319       449,117,610


    191,135,180       123,065,099           398,819,800       208,369,061           981,565,750       532,448,140
 --------------    --------------        --------------    --------------        --------------    --------------
 $  813,925,207    $  191,135,180        $  904,448,385    $  398,819,800        $2,151,907,069    $  981,565,750
 ==============    ==============        ==============    ==============        ==============    ==============


 $      570,369    $           --        $    1,583,768    $      430,585        $           --    $           --
 ==============    ==============        ==============    ==============        ==============    ==============


      8,450,002         6,650,002            20,150,002        14,400,002            23,050,002        17,750,002
     50,200,000         7,750,000            50,850,000        18,000,000            46,450,000        22,850,000
    (29,650,000)       (5,950,000)          (29,200,000)      (12,250,000)          (29,000,000)      (17,550,000)
 --------------    --------------        --------------    --------------        --------------    --------------
     29,000,002         8,450,002            41,800,002        20,150,002            40,500,002        23,050,002
 ==============    ==============        ==============    ==============        ==============    ==============



                        See Notes to Financial Statements                Page 53

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                         FIRST TRUST                         FIRST TRUST
                                                                INDUSTRIALS/PRODUCER DURABLES                 MATERIALS
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXR)                               (FXZ)
                                                              ----------------------------------  ----------------------------------
                                                                    For the         For the           For the           For the
                                                                  Year Ended      Year Ended         Year Ended        Year Ended
                                                                   7/31/2014       7/31/2013         7/31/2014         7/31/2013
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
   Net investment income (loss)..............................  $    6,744,219    $    2,409,500    $    6,580,566    $    3,474,677
   Net realized gain (loss)..................................     129,713,855        12,999,107       101,658,145        15,561,048
   Net change in unrealized appreciation (depreciation)......     (54,351,889)       29,434,638       (31,451,875)       23,721,384
                                                               --------------    --------------    --------------    --------------
      from operations........................................      82,106,185        44,843,245        76,786,836        42,757,109
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................      (6,616,946)       (2,354,116)       (5,962,686)       (3,702,141)
                                                               --------------    --------------    --------------    --------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.................................   1,715,307,246       301,850,431     1,148,478,312       319,209,075
   Cost of shares redeemed...................................  (1,141,171,984)     (216,802,331)     (764,227,555)     (251,604,817)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions..........................     574,135,262        85,048,100       384,250,757        67,604,258
                                                               --------------    --------------    --------------    --------------
   Total increase (decrease) in net assets...................     649,624,501       127,537,229       455,074,907       106,659,226

NET ASSETS:
   Beginning of period.......................................     231,413,006       103,875,777       251,348,600       144,689,374
                                                               --------------    --------------    --------------    --------------
   End of period.............................................  $  881,037,507    $  231,413,006    $  706,423,507    $  251,348,600
                                                               ==============    ==============    ==============    ==============
   Accumulated net investment income (loss)
      at end of period.......................................  $      234,232    $       89,526    $      712,114    $       94,234
                                                               ==============    ==============    ==============    ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...................       9,600,002         5,850,002         9,000,002         6,350,002
   Shares sold...............................................      60,050,000        14,450,000        35,800,000        12,500,000
   Shares redeemed...........................................     (39,550,000)      (10,700,000)      (23,100,000)       (9,850,000)
                                                               --------------    --------------    --------------    --------------
   Shares outstanding, end of period.........................      30,100,002         9,600,002        21,700,002         9,000,002
                                                               ==============    ==============    ==============    ==============


Page 54                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST
            TECHNOLOGY                              UTILITIES
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXL)                                   (FXU)
----------------------------------      ----------------------------------
    For the           For the               For the           For the
   Year Ended        Year Ended            Year Ended        Year Ended
   7/31/2014         7/31/2013             7/31/2014         7/31/2013
----------------  ----------------      ----------------  ----------------


 $    1,678,290    $    1,125,320        $    4,859,744    $    5,834,191
    107,612,553          (423,327)           14,250,580         5,176,301
     (3,025,670)       41,633,943           (16,291,583)        7,148,344
 --------------    --------------        --------------    --------------
    106,265,173        42,335,936             2,818,741        18,158,836
 --------------    --------------        --------------    --------------


     (2,038,763)       (1,084,523)           (4,647,816)       (5,802,666)
 --------------    --------------        --------------    --------------

  1,119,758,790       182,140,341           888,980,450       292,018,555
   (673,560,847)     (154,908,931)         (457,854,587)     (246,478,441)
 --------------    --------------        --------------    --------------

    446,197,943        27,231,410           431,125,863        45,540,114
 --------------    --------------        --------------    --------------
    550,424,353        68,482,823           429,296,788        57,896,284


    284,543,004       216,060,181           205,554,445       147,658,161
 --------------    --------------        --------------    --------------
 $  834,967,357    $  284,543,004        $  634,851,233    $  205,554,445
 ==============    ==============        ==============    ==============

 $           --    $           --        $      529,132    $      216,547
 ==============    ==============        ==============    ==============

     10,955,000        10,305,000            10,000,002         8,050,002
     37,100,000         7,700,000            39,900,000        15,150,000
    (21,750,000)       (7,050,000)          (21,800,000)      (13,200,000)
 --------------    --------------        --------------    --------------
     26,305,000        10,955,000            28,100,002        10,000,002
 ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)


                                                   FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                  YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                  7/31/2014       7/31/2013        7/31/2012        7/31/2011        7/31/2010
                                                --------------  --------------   --------------   --------------   --------------
Net asset value, beginning of period               $  28.81        $  20.52         $  21.35         $  15.91         $  12.77
                                                   --------        --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.13            0.29             0.18             0.08             0.06
Net realized and unrealized gain (loss)                3.43            8.29            (0.84)            5.44             3.14
                                                   --------        --------         --------         --------         --------
Total from investment operations                       3.56            8.58            (0.66)            5.52             3.20
                                                   --------        --------         --------         --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.13)          (0.29)           (0.17)           (0.08)           (0.06)
Return of capital                                        --              --               --               --            (0.00) (a)
                                                   --------        --------         --------         --------         --------
Total distributions                                   (0.13)          (0.29)           (0.17)           (0.08)           (0.06)
                                                   --------        --------         --------         --------         --------
Net asset value, end of period                     $  32.24        $  28.81         $  20.52         $  21.35         $  15.91
                                                   ========        ========         ========         ========         ========
TOTAL RETURN (b)                                      12.37%          42.17%           (3.06)%          34.75%           25.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $943,060        $737,449         $424,739         $625,596         $136,855
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.70%           0.72%            0.72%            0.73%            0.86%
Ratio of net expenses to average net assets            0.70%           0.70%            0.70%            0.70%            0.70%
Ratio of net investment income (loss) to average
   net assets                                          0.42%           1.20%            0.84%            0.44%            0.47%
Portfolio turnover rate (c)                             100%             99%              98%              90%             114%



FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)


                                                   FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                  YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                  7/31/2014       7/31/2013        7/31/2012        7/31/2011        7/31/2010
                                                --------------  --------------   --------------   --------------   --------------
Net asset value, beginning of period               $  33.22        $  23.50         $  24.49         $  18.82         $  16.39
                                                   --------        --------         --------         --------         --------
Net investment income (loss)                           0.51            0.35             0.42             0.17             0.18
Net realized and unrealized gain (loss)                4.51            9.85            (1.16)            5.68             2.43
                                                   --------        --------         --------         --------         --------
Total from investment operations                       5.02           10.20            (0.74)            5.85             2.61
                                                   --------        --------         --------         --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.53)          (0.48)           (0.25)           (0.18)           (0.18)
                                                   --------        --------         --------         --------         --------
Net asset value, end of period                     $  37.71        $  33.22         $  23.50         $  24.49         $  18.82
                                                   ========        ========         ========         ========         ========
TOTAL RETURN (b)                                      15.14%          43.89%           (3.03)%          31.21%           15.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $1,059,728        $657,759         $347,740         $249,781         $ 25,406
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.69%           0.71%            0.74%            0.79%            0.98%
Ratio of net expenses to average net assets            0.69%           0.70%            0.70%            0.70%            0.70%
Ratio of net investment income (loss) to average
   net assets                                          1.59%           1.37%            1.97%            0.80%            1.18%
Portfolio turnover rate (c)                             100%            107%             126%             108%              95%


(a)   Amount represents less than $0.01 per share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 56                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)


                                                   FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                  YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                  7/31/2014       7/31/2013        7/31/2012        7/31/2011        7/31/2010
                                                --------------  --------------   --------------   --------------   --------------
Net asset value, beginning of period               $  22.62        $  18.51         $  23.75         $  16.05         $  13.62
                                                   --------        --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.27            0.23             0.14             0.10             0.06
Net realized and unrealized gain (loss)                5.43            4.12            (5.25)            7.71             2.42
                                                   --------        --------         --------         --------         --------
Total from investment operations                       5.70            4.35            (5.11)            7.81             2.48
                                                   --------        --------         --------         --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.25)          (0.24)           (0.13)           (0.11)           (0.05)
                                                   --------        --------         --------         --------         --------
Net asset value, end of period                     $  28.07        $  22.62         $  18.51          $ 23.75          $ 16.05
                                                   ========        ========         ========         ========         ========
TOTAL RETURN (a)                                      25.30%          23.62%          (21.50)%          48.70%           18.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $813,925        $191,135         $123,065         $168,610         $ 44,149
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.70%           0.74%            0.76%            0.75%            0.89%
Ratio of net expenses to average net assets            0.70%           0.70%            0.70%            0.70%            0.70%
Ratio of net investment income (loss) to average
   net assets                                          1.10%           0.82%            0.63%            0.42%            0.36%
Portfolio turnover rate (b)                              72%             93%              90%             101%             103%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)


                                                   FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                  YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                  7/31/2014       7/31/2013        7/31/2012        7/31/2011        7/31/2010
                                                --------------  --------------   --------------   --------------   --------------
Net asset value, beginning of period               $  19.79        $  14.47         $  14.04         $  13.02         $  10.37
                                                   --------        --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.33            0.32             0.21             0.30             0.11
Net realized and unrealized gain (loss)                1.83            5.32             0.42             1.05             2.65
                                                   --------        --------         --------         --------         --------
Total from investment operations                       2.16            5.64             0.63             1.35             2.76
                                                   --------        --------         --------         --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.31)          (0.32)           (0.20)           (0.33)           (0.11)
                                                   --------        --------         --------         --------         --------
Net asset value, end of period                     $  21.64        $  19.79         $  14.47         $  14.04         $  13.02
                                                   ========        ========         ========         ========         ========
TOTAL RETURN (a)                                      10.95%          39.45%            4.57%           10.25%           26.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $904,448        $398,820         $208,369         $100,380         $126,257
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.69%           0.72%            0.74%            0.74%            0.87%
Ratio of net expenses to average net assets            0.69%           0.70%            0.70%            0.70%            0.70%
Ratio of net investment income (loss) to average
   net assets                                          1.61%           1.92%            1.61%            1.68%            1.43%
Portfolio turnover rate (b)                              55%             65%              93%              62%              89%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)


                                                   FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                  YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                  7/31/2014       7/31/2013        7/31/2012        7/31/2011        7/31/2010
                                                --------------  --------------   --------------   --------------   --------------
Net asset value, beginning of period               $  42.58        $  30.00         $  28.54         $  21.56         $  17.66
                                                   --------        --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (0.01)           0.13             0.02             0.01            (0.03)
Net realized and unrealized gain (loss)               10.56           12.58             1.46             7.03             3.93
                                                   --------        --------         --------         --------         --------
Total from investment operations                      10.55           12.71             1.48             7.04             3.90
                                                   --------        --------         --------         --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    --           (0.13)           (0.02)           (0.06)              --
                                                   --------        --------         --------         --------         --------
Net asset value, end of period                     $  53.13        $  42.58         $  30.00         $  28.54         $  21.56
                                                   ========        ========         ========         ========         ========
TOTAL RETURN (a)                                      24.78%          42.49%            5.17%           32.67%           22.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $2,151,907        $981,566         $532,448         $241,135         $ 47,439
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.67%           0.71%            0.73%            0.75%            0.87%
Ratio of net expenses to average net assets            0.67%           0.70%            0.70%            0.70%            0.70%
Ratio of net investment income (loss) to average
   net assets                                         (0.01)%          0.36%            0.07%            0.01%           (0.19)%
Portfolio turnover rate (b)                              81%             96%             109%             116%              87%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)


                                                   FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                  YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                  7/31/2014       7/31/2013        7/31/2012        7/31/2011        7/31/2010
                                                --------------  --------------   --------------   --------------   --------------
Net asset value, beginning of period               $  24.11        $  17.76         $  18.06         $  15.42         $  12.03
                                                   --------        --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.24            0.32             0.16             0.08             0.11
Net realized and unrealized gain (loss)                5.16            6.34            (0.29)            2.65             3.39
                                                   --------        --------         --------         --------         --------
Total from investment operations                       5.40            6.66            (0.13)            2.73             3.50
                                                   --------        --------         --------         --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.24)          (0.31)           (0.17)           (0.09)           (0.11)
                                                   --------        --------         --------         --------         --------
Net asset value, end of period                     $  29.27        $  24.11         $  17.76         $  18.06         $  15.42
                                                   ========        ========         ========         ========         ========
TOTAL RETURN (a)                                      22.44%          37.92%           (0.72)%          17.68%           29.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $881,038        $231,413         $103,876         $ 65,913         $ 30,845
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.69%           0.74%            0.78%            0.79%            0.99%
Ratio of net expenses to average net assets            0.69%           0.70%            0.70%            0.70%            0.70%
Ratio of net investment income (loss) to average
   net assets                                          0.99%           1.65%            0.77%            0.47%            0.95%
Portfolio turnover rate (b)                              95%            110%              97%             102%              95%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemption and in-kind transactions.


Page 58                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)


                                                   FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                  YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                  7/31/2014       7/31/2013        7/31/2012        7/31/2011        7/31/2010
                                                --------------  --------------   --------------   --------------   --------------
Net asset value, beginning of period               $  27.93        $  22.79         $  24.22         $  19.98         $  15.26
                                                   --------        --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.35            0.57             0.29             0.22             0.25
Net realized and unrealized gain (loss)                4.60            5.17            (1.45)            4.40             4.72
                                                   --------        --------         --------         --------         --------
Total from investment operations                       4.95            5.74            (1.16)            4.62             4.97
                                                   --------        --------         --------         --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.33)          (0.60)           (0.27)           (0.38)           (0.25)
                                                   --------        --------         --------         --------         --------
Net asset value, end of period                     $  32.55        $  27.93         $  22.79         $  24.22         $  19.98
                                                   ========        ========         ========         ========         ========
TOTAL RETURN (a)                                      17.73%          25.39%           (4.78)%          23.12%           32.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $706,424        $251,349         $144,689         $588,549         $148,839
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.70%           0.73%            0.73%            0.73%            0.84%
Ratio of net expenses to average net assets            0.70%           0.70%            0.70%            0.70%            0.70%
Ratio of net investment income (loss) to average
   net assets                                          1.16%           1.75%            1.14%            0.77%            1.15%
Portfolio turnover rate (b)                              76%             82%              92%             116%              90%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)


                                                   FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                  YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                  7/31/2014       7/31/2013        7/31/2012        7/31/2011        7/31/2010
                                                --------------  --------------   --------------   --------------   --------------
Net asset value, beginning of period               $  25.97        $  20.97         $  21.81         $  18.12         $  14.47
                                                   --------        --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.08            0.13            (0.01)           (0.02)           (0.04)
Net realized and unrealized gain (loss)                5.78            5.00            (0.82)            3.72             3.69
                                                   --------        --------         --------         --------         --------
Total from investment operations                       5.86            5.13            (0.83)            3.70             3.65
                                                   --------        --------         --------         --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.09)          (0.13)           (0.01)           (0.01)              --
                                                   --------        --------         --------         --------         --------
Net asset value, end of period                     $  31.74        $  25.97         $  20.97         $  21.81         $  18.12
                                                   ========        ========         ========         ========         ========
TOTAL RETURN (a)                                      22.59%          24.54%           (3.80)%          20.40%           25.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $834,967        $284,543         $216,060         $197,529         $ 59,875
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.70%           0.72%            0.74%            0.74%            0.90%
Ratio of net expenses to average net assets            0.70%           0.70%            0.70%            0.70%            0.70%
Ratio of net investment income (loss) to average
   net assets                                          0.28%           0.53%           (0.06)%          (0.14)%          (0.40)%
Portfolio turnover rate (b)                              85%             82%             101%             109%             112%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemption and in-kind transactions.


                        See Notes to Financial Statements                Page 59

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)


                                                   FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                  YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                  7/31/2014       7/31/2013        7/31/2012        7/31/2011        7/31/2010
                                                --------------  --------------   --------------   --------------   --------------
Net asset value, beginning of period               $  20.56        $  18.34         $  17.65         $  15.42         $  13.66
                                                   --------        --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.59            0.64             0.45             0.39             0.38
Net realized and unrealized gain (loss)                2.04            2.22             0.70             2.22             1.76
                                                   --------        --------         --------         --------         --------
Total from investment operations                       2.63            2.86             1.15             2.61             2.14
                                                   --------        --------         --------         --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.60)          (0.64)           (0.46)           (0.38)           (0.38)
                                                   --------        --------         --------         --------         --------
Net asset value, end of period                     $  22.59        $  20.56         $  18.34         $  17.65         $  15.42
                                                   ========        ========         ========         ========         ========
TOTAL RETURN (a)                                      13.08%          15.91%            6.65%           17.03%           15.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $634,851        $205,554         $147,658         $ 87,366         $ 30,837
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.70%           0.73%            0.72%            0.79%            0.92%
Ratio of net expenses to average net assets            0.70%           0.70%            0.70%            0.70%            0.70%
Ratio of net investment income (loss) to average
   net assets                                          2.31%           3.53%            2.83%            2.77%            2.97%
Portfolio turnover rate (b)                              83%             74%              72%              66%              60%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemption and in-kind transactions.


Page 60                 See Notes to Financial Statements

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NOTES TO FINANCIAL STATEMENTS
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2014


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund, each type having a separate report. This report covers the nine Sector Funds listed below. The shares of each Sector Fund are listed and traded on the NYSE Arca, Inc.

      First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD") First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
      First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
      First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
      First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker
        "FXR")
      First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
      First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
      First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:



FUND                                                                    INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund                     StrataQuant(R) Consumer Discretionary Index (1)
First Trust Consumer Staples AlphaDEX(R) Fund                           StrataQuant(R) Consumer Staples Index (1)
First Trust Energy AlphaDEX(R) Fund                                     StrataQuant(R) Energy Index (1)
First Trust Financials AlphaDEX(R) Fund                                 StrataQuant(R) Financials Index (1)
First Trust Health Care AlphaDEX(R) Fund                                StrataQuant(R) Health Care Index (1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund              StrataQuant(R) Industrials Index (1)
First Trust Materials AlphaDEX(R) Fund                                  StrataQuant(R) Materials Index (1)
First Trust Technology AlphaDEX(R) Fund                                 StrataQuant(R) Technology Index (1)
First Trust Utilities AlphaDEX(R) Fund                                  StrataQuant(R) Utilities Index (1)


(1) This index is developed, maintained and sponsored by NYSE Group, Inc. or its affiliates ("NYSE Group"), and licensed to First Trust Portfolios L.P. ("FTP"), the distributor of the Trust, by Archipelago Holdings, Inc. ("Archipelago"), an affiliate of NYSE Group. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Group, the index was developed, maintained and sponsored by AMEX.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing

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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2014

      price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of July 31, 2014, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2014

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. ASU 2011-11 and ASU 2013-1 are effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years.

The Funds adopted the disclosure requirement on netting for the current reporting period. This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

D. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds as of July 31, 2014, were received as collateral for lending securities.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending

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--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2014

agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2014, all of the Funds have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Funds sustains losses as a result of a borrower's default, BBH indemnifies the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the year ended July 31, 2014 was as follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund            $   3,883,480          $       --               $       --
First Trust Consumer Staples AlphaDEX(R) Fund                     14,344,261                  --                       --
First Trust Energy AlphaDEX(R) Fund                                4,410,821                  --                       --
First Trust Financials AlphaDEX(R) Fund                           10,277,236                  --                       --
First Trust Health Care AlphaDEX(R) Fund                                  --                  --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund         6,616,946                  --                       --
First Trust Materials AlphaDEX(R) Fund                             5,962,686                  --                       --
First Trust Technology AlphaDEX(R) Fund                            2,038,763                  --                       --
First Trust Utilities AlphaDEX(R) Fund                             4,647,816                  --                       --


The tax character of distributions paid by each Fund during the year ended July 31, 2013 was as follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund            $  6,565,880           $         --             $        --
First Trust Consumer Staples AlphaDEX(R) Fund                     8,022,796                     --                      --
First Trust Energy AlphaDEX(R) Fund                               1,239,920                     --                      --
First Trust Financials AlphaDEX(R) Fund                           4,650,925                     --                      --
First Trust Health Care AlphaDEX(R) Fund                          2,637,525                     --                      --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund        2,354,116                     --                      --
First Trust Materials AlphaDEX(R) Fund                            3,702,141                     --                      --
First Trust Technology AlphaDEX(R) Fund                           1,084,523                     --                      --
First Trust Utilities AlphaDEX(R) Fund                            5,802,666                     --                      --


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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2014

As of July 31, 2014, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                          Accumulated
                                                                Undistributed             Capital and         Net Unrealized
                                                                   Ordinary                  Other             Appreciation
                                                                    Income                Gain (Loss)         (Depreciation)
                                                              ------------------       -----------------    ------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund            $              --        $   (118,317,748)    $      37,323,615
First Trust Consumer Staples AlphaDEX(R) Fund                            625,895             (44,030,733)          (10,622,867)
First Trust Energy AlphaDEX(R) Fund                                      570,369             (38,264,390)            3,505,027
First Trust Financials AlphaDEX(R) Fund                                1,524,762             (20,184,451)            2,477,513
First Trust Health Care AlphaDEX(R) Fund                                      --             (47,611,432)          154,533,142
First Trust Industrials/Producer Durables AlphaDEX(R) Fund               234,232             (23,332,341)          (33,186,433)
First Trust Materials AlphaDEX(R) Fund                                   712,114             (64,599,728)          (18,199,372)
First Trust Technology AlphaDEX(R) Fund                                       --             (63,464,534)           24,737,526
First Trust Utilities AlphaDEX(R) Fund                                   529,132             (15,034,887)          (13,920,852)


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2011, 2012, 2013 and 2014 remain open to federal and state audit. As of July 31, 2014, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2014, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.


                             Capital Loss   Capital Loss   Capital Loss   Capital Loss   Capital Loss       Post           Total
                               Available      Available      Available      Available      Available     Enactment -      Capital
                                through        through        through        through        through          No            Loss
                               7/31/2015      7/31/2016      7/31/2017      7/31/2018      7/31/2019     Expiration      Available
                               7/31/2015      7/31/2016      7/31/2017      7/31/2018      7/31/2019     Expiration      Available
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
First Trust Consumer
     Discretionary
     AlphaDEX(R) Fund        $       2,058  $      64,889  $     783,283  $   1,138,594  $   9,617,858  $ 106,711,066  $ 118,317,748
First Trust Consumer Staples
     AlphaDEX(R) Fund                   --         63,580        422,511      1,058,131             --     42,486,511     44,030,733
First Trust Energy
     AlphaDEX(R) Fund                   --         73,845      2,326,320      2,084,336      3,349,453     30,430,436     38,264,390
First Trust Financials
     AlphaDEX(R) Fund                2,757         13,300        671,958      1,630,337      3,464,108     14,401,991     20,184,451
First Trust Health Care
     AlphaDEX(R) Fund               18,355         28,397        774,570      2,582,977      1,764,162     42,442,971     47,611,432
First Trust Industrials/
     Producer Durables
     AlphaDEX(R) Fund               23,631        183,210        798,398      1,325,584      1,133,736     19,867,782     23,332,341
First Trust Materials
     AlphaDEX(R) Fund                4,424         13,424      1,265,429        886,622      7,397,299     55,032,530     64,599,728
First Trust Technology
     AlphaDEX(R) Fund               12,398         22,456      1,608,491      2,508,150      2,516,610     56,796,429     63,464,534
First Trust Utilities
     AlphaDEX(R) Fund                   --             --        557,777      1,956,482             --     12,520,628     15,034,887


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--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2014

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2014, the adjustments for each Fund were as follows:


                                                                                      Accumulated
                                                                Accumulated           Net Realized
                                                               Net Investment         Gain (Loss)               Paid-in
                                                               Income (Loss)         on Investments             Capital
                                                              ----------------      ----------------        ----------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $         92,495      $   (176,705,571)       $    176,613,076
First Trust Consumer Staples AlphaDEX(R) Fund                               --          (186,281,139)            186,281,139
First Trust Energy AlphaDEX(R) Fund                                     73,130           (90,942,934)             90,869,804
First Trust Financials AlphaDEX(R) Fund                                  1,945          (101,124,595)            101,122,650
First Trust Health Care AlphaDEX(R) Fund                               218,572          (313,696,256)            313,477,684
First Trust Industrials/Producer Durables AlphaDEX(R) Fund              17,433          (142,350,392)            142,332,959
First Trust Materials AlphaDEX(R) Fund                                      --          (105,008,086)            105,008,086
First Trust Technology AlphaDEX(R) Fund                                360,473          (123,755,138)            123,394,665
First Trust Utilities AlphaDEX(R) Fund                                 100,657           (16,077,040)             15,976,383

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with Archipelago for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of Archipelago and certain trademarks and trade names of NYSE Group, Inc. The Funds and First Trust Advisors L.P. ("First Trust" or the "Advisor") are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.

I. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860):
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. A repurchase-to-maturity transaction is one where the repurchase agreement settles at the same time as the maturity of the transferred financial asset. These transactions, unlike other repurchase agreements, were accounted for as sales and purchases instead of being treated as secured borrowings. This ASU changes that accounting practice and treats all repurchase agreements as secured borrowings. The ASU additionally requires two new disclosures which are intended to: a) disclose information on transferred assets accounted for as sales in transactions that are economically similar to repurchase agreements, and b) provide increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.

The ASU impacts all entities that enter into repurchase-to-maturity transactions, entities that account for these transactions as a sale and a purchase, and entities that engage in repurchase agreements and securities lending transactions.

The ASU is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds' financial statement disclosures.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least December 31, 2015.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2014

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the year ended July 31, 2014 and the fees waived or expenses borne by the Advisor subject to recovery from each Fund for the periods indicated were as follows:


                                                                            Expenses Borne by Advisor Subject to Recovery
                                                                       -------------------------------------------------------
                                                Advisory    Expense        Year           Year           Year
                                                  Fee        Reim-         Ended          Ended          Ended
                                                Waivers    bursements    7/31/2012      7/31/2013      7/31/2014      Total
                                               ----------  ----------  -------------  -------------  -------------  ----------
First Trust Consumer Discretionary
   AlphaDEX(R) Fund                            $       --  $       --  $          --  $      29,589  $          --  $   29,589
First Trust Materials  AlphaDEX(R) Fund                --          --             --          6,073             --       6,073
First Trust Utilities AlphaDEX(R) Fund                 --          --         42,625         43,585             --      86,210


The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any Sub-Advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2014, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                          Purchases              Sales
                                                                       ---------------      ---------------

First Trust Consumer Discretionary AlphaDEX(R) Fund                    $ 899,634,952        $   900,206,893
First Trust Consumer Staples AlphaDEX(R) Fund                            876,096,926            878,612,596
First Trust Energy AlphaDEX(R) Fund                                      338,275,478            336,017,019
First Trust Financials AlphaDEX(R) Fund                                  392,053,734            387,238,497
First Trust Health Care AlphaDEX(R) Fund                               1,303,103,848          1,300,987,667
First Trust Industrials/Producer Durables AlphaDEX(R) Fund               639,202,935            638,655,253
First Trust Materials AlphaDEX(R) Fund                                   420,460,102            419,124,153
First Trust Technology AlphaDEX(R) Fund                                  508,262,330            508,351,761
First Trust Utilities AlphaDEX(R) Fund                                   190,749,632            189,397,792

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2014

For the year ended July 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                          Purchases              Sales
                                                                       ---------------      ---------------

First Trust Consumer Discretionary AlphaDEX(R) Fund                    $ 1,040,401,963      $   914,618,383
First Trust Consumer Staples AlphaDEX(R) Fund                            1,565,549,367        1,235,217,510
First Trust Energy AlphaDEX(R) Fund                                      1,306,671,244          767,380,117
First Trust Financials AlphaDEX(R) Fund                                  1,076,869,863          631,740,931
First Trust Health Care AlphaDEX(R) Fund                                 2,306,033,755        1,457,526,929
First Trust Industrials/Producer Durables AlphaDEX(R) Fund               1,714,648,576        1,140,674,756
First Trust Materials AlphaDEX(R) Fund                                   1,147,176,660          763,464,482
First Trust Technology AlphaDEX(R) Fund                                  1,119,569,214          673,346,650
First Trust Utilities AlphaDEX(R) Fund                                     887,382,530          457,353,550

                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per share of each Fund on the transaction date times the number of shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:


                  Number of Securities             Creation
                   in a Creation Unit           Transaction Fee
                -------------------------      -----------------
                           1-100                    $  500
                         101-200                    $1,000
                         201-300                    $1,500
                         301-400                    $2,000
                         401-500                    $2,500
                         501-600                    $3,000
                         601-700                    $3,500


The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per share of a Fund on the transaction date times the number of shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:


                  Number of Securities            Redemption
                   in a Creation Unit           Transaction Fee
                -------------------------      -----------------
                           1-100                    $  500
                         101-200                    $1,000
                         201-300                    $1,500
                         301-400                    $2,000
                         401-500                    $2,500
                         501-600                    $3,000
                         601-700                    $3,500


The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

In the event in-kind security transactions or associated capital transactions do not settle simultaneously, the unsettled portion will be included in "Due from
(to) authorized participant" in the Statements of Assets and Liabilities until all components are settled.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2014

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before December 31, 2015.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND:

We have audited the accompanying statements of assets and liabilities of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund, and First Trust Utilities AlphaDEX(R) Fund, each a series of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Fund"), including the portfolios of investments, as of July 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014 by correspondence with the Fund's custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded AlphaDEX(R) Fund as of July 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
September 24, 2014

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2014 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended July 31, 2014, the following percentages of income dividend paid by the Funds qualified for the dividends received deduction available to corporations:


                                                               Dividends Received Deduction
                                                             --------------------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                      100.00%
First Trust Consumer Staples AlphaDEX(R) Fund                            100.00%
First Trust Energy AlphaDEX(R) Fund                                      100.00%
First Trust Financials AlphaDEX(R) Fund                                   76.08%
First Trust Industrials/Producer Durables AlphaDEX(R) Fund               100.00%
First Trust Materials AlphaDEX(R) Fund                                   100.00%
First Trust Technology AlphaDEX(R) Fund                                  100.00%
First Trust Utilities AlphaDEX(R) Fund                                   100.00%

For the taxable year ended July 31, 2014, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:


                                                                Qualified Dividend Income
                                                             --------------------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                      100.00%
First Trust Consumer Staples AlphaDEX(R) Fund                            100.00%
First Trust Energy AlphaDEX(R) Fund                                      100.00%
First Trust Financials AlphaDEX(R) Fund                                   80.25%
First Trust Industrials/Producer Durables AlphaDEX(R) Fund               100.00%
First Trust Materials AlphaDEX(R) Fund                                   100.00%
First Trust Technology AlphaDEX(R) Fund                                  100.00%
First Trust Utilities AlphaDEX(R) Fund                                   100.00%


                               ADVISORY AGREEMENT

Board Considerations Regarding Approval of Investment Management Agreement

The Board of Trustees of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of the following nine series of the Trust (each a "Fund" and collectively, the "Funds"):

      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
      First Trust Energy AlphaDEX(R) Fund (FXN)
      First Trust Financials AlphaDEX(R) Fund (FXO)
      First Trust Health Care AlphaDEX(R) Fund (FXH)
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR) First Trust Materials AlphaDEX(R) Fund (FXZ)
      First Trust Technology AlphaDEX(R) Fund (FXL)
      First Trust Utilities AlphaDEX(R) Fund (FXU)

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2014 (UNAUDITED)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending March 31, 2015, at a meeting held on March 16-17, 2014. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee for each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Lipper Inc. ("Lipper"), an independent source (the "Lipper Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's Lipper Peer Group and a peer group of ETFs for each Fund selected by the Advisor (the "FT Peer Group"); the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the advisory fees payable by each Fund under the Agreement. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through November 30, 2015. For each Fund, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees waived by the Advisor. The Board considered the advisory fees charged by the Advisor to other First Trust ETFs not paying a unitary fee and other advisory clients with investment objectives and policies similar to the Funds', noting that those fees generally were similar to the advisory fees charged to the Funds. The Board also reviewed data prepared by Lipper showing the advisory fees and expense ratios of each Fund as compared to the fees of the peer funds in each Fund's Lipper Peer Group. Because each Fund's Lipper Peer Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant data point. Based on the information provided, the Board noted that the total (net) expense ratio of each Fund was above the median total expense ratio of the peer funds in each Fund's respective Lipper Peer Group as well as its respective FT Peer Group. The Independent Trustees noted that the Advisor had recently negotiated a reduction in the licensing fees to be paid by the Funds, and discussed with the Advisor how this may benefit the Funds and the Advisor going forward. The Independent Trustees discussed with representatives of the Advisor, the Advisor's philosophy regarding expense ratios of ETFs it manages, and the limitations in creating a relevant peer group for each Fund, including that (i) some of the Funds are unique in their composition, which makes assembling peers with similar strategies and asset mix difficult and (ii) differences in the net assets of the peer funds as compared to the Funds caused the Funds' fixed expenses to differ on a percentage basis as compared to the peer funds and in some instances caused otherwise relevant peer funds to be omitted from a Fund's peer group. The Board took these limitations into account in considering the Lipper data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. With respect to tracking error, the Board considered the Advisor's explanation regarding the impact of the compounding effect of fees in a year when returns of the Funds were meaningfully positive. Based on the information provided and its ongoing review of performance,

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2014 (UNAUDITED)

the Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund over time was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by Lipper comparing each Fund's performance to its respective Lipper Peer Group and to a broad-based benchmark. In reviewing each Fund's performance as compared to the performance of the Fund's Lipper Peer Group, the Board took into account the limitations described above with respect to creating relevant peer groups for the Funds.

On the basis of all the information provided on the fees, expenses and performance of each Fund, the Board concluded that the advisory fees for each Fund were reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board considered the Advisor's statement that no material economies of scale exist at current Fund asset levels. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2013, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits estimated to have been realized by the Advisor in connection with the management of each Fund for calendar year 2013 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2014 (UNAUDITED)

Each Fund relies on a license and related sublicense from an index provider that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is no guarantee the index provider has all the rights to license such intellectual property on behalf of the Fund. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

Each Fund is subject to issuer specific change risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may be concentrated in stocks of companies in an individual industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

Each Fund is considered to be non-diversified. As a result, each Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

Each Fund is not actively managed. A Fund may be affected by a general decline in certain market segments relating to a Fund's corresponding index. A Fund invests in securities included in or representative of its corresponding index regardless of its investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

The First Trust Consumer Discretionary AlphaDEX(R) Fund, the First Trust Consumer Staples AlphaDEX(R) Fund, the First Trust Energy AlphaDEX(R) Fund, the First Trust Financials AlphaDEX(R) Fund, the First Trust Health Care AlphaDEX(R) Fund, the First Trust Industrials/Producer Durables AlphaDEX(R) Fund, the First Trust Materials AlphaDEX(R) Fund, the First Trust Technology AlphaDEX(R) Fund and the First Trust Utilities AlphaDEX(R) Fund may invest in small capitalization and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

The First Trust Consumer Discretionary AlphaDEX(R) Fund invests in the securities of companies in the consumer discretionary sector. Companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust Consumer Staples AlphaDEX(R) Fund invests in the securities of companies in the consumer staples sector. Companies in the consumer staples sector provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits and may be affected by a variety of factors which could impact company profitability. For instance, government regulations may affect the permissibility of using various food additives and the production methods of companies that manufacture food products.

The First Trust Energy AlphaDEX(R) Fund invests in the securities of companies in the energy sector. The companies in the energy sector include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico will also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices have been extremely volatile.

The First Trust Financials AlphaDEX(R) Fund invests in the securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the Fund may invest in companies that may be significantly affected by the downturn in the U.S. and world economies that began with the significant decline in the subprime mortgage lending market in the United States.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2014 (UNAUDITED)

The First Trust Health Care AlphaDEX(R) Fund invests in the securities of companies in the health care sector. Companies in the health care sector are involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund invests in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust Materials AlphaDEX(R) Fund invests in the securities of companies in the materials sector. Companies in the materials sector are involved in the extracting or processing of raw materials. General risks of these companies include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

The First Trust Technology AlphaDEX(R) Fund invests in the securities of companies in the technology sector. General risks of technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

The First Trust Utilities AlphaDEX(R) Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

The Funds may invest in non-U.S. securities publicly traded in the United States. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2014 (UNAUDITED)


The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.



                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                 TERM OF OFFICE                                                THE FIRST TRUST         OTHER
       NAME, ADDRESS,            AND YEAR FIRST                                                 FUND COMPLEX      TRUSTEESHIPS OR
      DATE OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS               OVERSEEN BY       DIRECTORSHIPS
   POSITION WITH THE TRUST         APPOINTED                  DURING PAST 5 YEARS                  TRUSTEE        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o  Indefinite Term   Physician; President, Wheaton                    106        None
c/o First Trust Advisors L.P.                       Orthopedics; Limited Partner,
120 E. Liberty Drive,          o  Since Inception   Gundersen Real Estate Limited
   Suite 400                                        Partnership; Member, Sportsmed LLC
Wheaton, IL 60187
D.O.B.: 04/51

Thomas R. Kadlec, Trustee      o  Indefinite Term   President (March 2010 to Present), Senior        106        Director of ADM
c/o First Trust Advisors L.P.                       Vice President and Chief Financial Officer                  Investor Services,
120 E. Liberty Drive,          o  Since Inception   (May 2007 to March 2010), ADM Investor                      Inc. and ADM
   Suite 400                                        Services, Inc. (Futures Commission                          Investor Services,
Wheaton, IL 60187                                   Merchant)                                                   International
D.O.B.: 11/57

Robert F. Keith, Trustee       o  Indefinite Term   President (2003 to Present), Hibs                106        Director of Trust
c/o First Trust Advisors L.P.                       Enterprises (Financial and Management                       Company of
120 E. Liberty Drive,          o  Since Inception   Consulting)                                                 Illinois
   Suite 400
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson, Trustee       o  Indefinite Term   President and Chief Executive Officer            106        Director of
c/o First Trust Advisors L.P.                       (June 2012 to Present), Dew Learning LLC                    Covenant
120 E. Liberty Drive,          o  Since Inception   (Educational Products and Services);                        Transport Inc.
   Suite 400                                        President (June 2002 to June 2012),
Wheaton, IL 60187                                   Covenant College
D.O.B.: 03/54

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen(1), Trustee,    o  Indefinite Term  Chief Executive Officer (December 2010            106        None
Chairman of the Board                              to Present), President (until December
120 E. Liberty Drive,          o  Since Inception  2010), First Trust Advisors L.P. and
   Suite 400                                       First Trust Portfolios L.P.; Chairman of
Wheaton, IL 60187                                  the Board of Directors, BondWave LLC
D.O.B.: 09/55                                      (Software Development Company/
                                                   Investment Advisor) and Stonebridge
                                                   Advisors LLC (Investment Advisor)


-------------------
1 Mr. Bowen is deemed an "interested person" of the Trust due to his position as CEO of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2014 (UNAUDITED)


                                POSITION AND               TERM OF OFFICE
    NAME, ADDRESS                  OFFICES                 AND LENGTH OF                       PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH              WITH TRUST                   SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley         President and Chief Executive  o  Indefinite Term      Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,   Officer                                                and Chief Financial Officer, First Trust Advisors
   Suite 400                                           o  Since January 2012   L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                              Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                  Company/Investment Advisor) and Stonebridge
                                                                               Advisors LLC (Investment Advisor)

James M. Dykas          Treasurer, Chief Financial     o  Indefinite Term      Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,   Officer and Chief                                      President (April 2007 to Present), First Trust
   Suite 400            Accounting Officer             o  Since January 2012   Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 01/66

W. Scott Jardine        Secretary and Chief            o  Indefinite Term      General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,   Legal Officer                                          Trust Portfolios L.P.; Secretary and General Counsel,
   Suite 400                                           o  Since Inception      BondWave LLC (Software Development Company/
Wheaton, IL 60187                                                              Investment Advisor) and Secretary, Stonebridge
D.O.B.: 05/60                                                                  Advisors LLC (Investment Advisor)

Daniel J. Lindquist     Vice President                 o  Indefinite Term      Managing Director (July 2012 to Present), Senior
120 E. Liberty Drive,                                                          Vice President (September 2005 to July 2012), First
   Suite 400                                           o  Since Inception      Trust Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 02/70

Kristi A. Maher         Chief Compliance Officer and   o  Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,   Assistant Secretary                                    and First Trust Portfolios L.P.
   Suite 400                                           o  Chief Compliance
Wheaton, IL 60187                                         Officer Since
D.O.B.: 12/66                                             January 2011

                                                       o  Assistant Secretary
                                                          Since Inception

Roger F. Testin         Vice President                 o  Indefinite Term      Senior Vice President, First Trust Advisors L. P. and
120 E. Liberty Drive,                                                          First Trust Portfolios L.P.
   Suite 400                                           o  Since Inception
Wheaton, IL 60187
D.O.B.: 06/66

Stan Ueland             Vice President                 o  Indefinite Term      Senior Vice President (September 2012 to Present)
120 E. Liberty Drive,                                                          Vice President (August 2005 to September 2012),
   Suite 400                                           o  Since Inception      First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 11/70


-------------------
2 The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2014 (UNAUDITED)

                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

      o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud). In addition, in order to alert you to our other financial products and services, we may share your personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

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




                     This page is intentionally left blank.

--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS

--------------------------------------------------------------------------------

       INVESTMENT ADVISOR
       First Trust Advisors L.P.
       120 East Liberty Drive, Suite 400
       Wheaton, IL 60187


       ADMINISTRATOR, CUSTODIAN,
       FUND ACCOUNTANT &
       TRANSFER AGENT
       The Bank of New York Mellon
       101 Barclay Street
       New York, NY 10286


       INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM
       Deloitte & Touche LLP
       111 S. Wacker Drive
       Chicago, IL 60606


       LEGAL COUNSEL
       Chapman and Cutler LLP
       111 W. Monroe Street
       Chicago, IL 60603


--------------------------------------------------------------------------------

[BLANK BACK COVER]

--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND


Annual Report             July 31, 2014

--------------------------------------------------------------------------------

AlphaDEX(R) Style Funds
-----------------------

First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)
First Trust Mega Cap AlphaDEX(R) Fund (FMK)



                                  ALPHADEX(R)
                                 FAMILY OF ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2014

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX).....................   4
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................   6
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................   8
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  10
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  12
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  14
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  16
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  18
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  20
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  22
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)...................  24
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)...........................  26
Notes to Fund Performance Overview..........................................  28
Understanding Your Fund Expenses............................................  29
Portfolio of Investments
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX).....................  31
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................  37
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................  43
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  51
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  55
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  59
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  68
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  76
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  81
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  85
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)...................  90
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)...........................  94
Statements of Assets and Liabilities........................................  96
Statements of Operations....................................................  99
Statements of Changes in Net Assets......................................... 102
Financial Highlights........................................................ 106
Notes to Financial Statements............................................... 113
Report of Independent Registered Public Accounting Firm..................... 123
Additional Information...................................................... 124
Board of Trustees and Officers.............................................. 129
Privacy Policy.............................................................. 131

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks in investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JULY 31, 2014

Dear Shareholders:

I am pleased to present you with the annual report for your investment in First Trust Exchange-Traded AlphaDEX(R) Fund.

The report you hold contains detailed information about the Style Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund for the year ended July 31, 2014. It contains performance and a market overview analysis for each Style Fund for the period. Because we believe a successful investor is typically a knowledgeable one, I encourage you to read this document and discuss it with your financial advisor.

The year covered by this report has been positive for the U.S. markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 16.94% during the period. Of course, past performance can never be an indicator of future performance, but First Trust Advisors L.P. ("First Trust") believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                 ANNUAL REPORT
                                 JULY 31, 2014


ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 20 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S./GLOBAL ECONOMY
The U.S. economic recovery turned five years old in June. U.S. real GDP growth averaged 2.1% over that period, according to data from the Bureau of Economic Analysis. The International Monetary Fund's (IMF) latest forecast for U.S. growth in 2014 is 1.7%. The U.S. economy has shown improvement in the areas of job growth, manufacturing and housing. Whether or not the IMF's forecast is accurate, or perhaps even understated, the underpinnings of the economy have likely solidified, in our opinion, considering the Federal Reserve's announcement in early July that it will end its bond-buying (quantitative easing) program in October.

In July, the IMF trimmed its global GDP growth forecast for 2014 from 3.7% to 3.4%. The world economy grew by 3.2% in 2013. In lowering its forecast, the IMF cited such geopolitical risks as the Ukraine/Russia conflict, the ongoing turmoil throughout the Middle East and the recent fighting between Israel and the Palestinians. The IMF kept its 2015 growth estimate at 4.0%. It estimates that the average GDP growth rate for "Emerging & Developing Economies" will be 4.6% in 2014. Its 2014 estimate for China was cut from 7.6% to 7.4%. The growth estimate for the Eurozone was unchanged at 1.1%.

Mergers & Acquisitions (M&A) activity was strong worldwide in the first half of 2014. The value of global M&A deals totaled $1.8 trillion, up 73% from the first half of 2013 and the strongest first half for global deals since 1998, according to Thomson Reuters. Deal volume totaled $1.1 trillion in Q2'14, indicating a surge in activity from Q1'14.

Year-to-date through July, the U.S. Federal government collected $1.80 trillion in taxes, up 7.8% from the $1.67 trillion collected in the same period in 2013, according to Forbes. Tax receipts were higher (year-over-year) in each of the first seven months of the year. Tax revenue is also higher on a fiscal year basis ($2.40 trillion collected), which ends in September. While individual income taxes accounted for approximately 46% of total receipts year-to-date, corporate income taxes contributed slightly less than 10%. The remainder was comprised of Social Security and Medicare taxes, excise taxes and customs duties. Estate and gift taxes accounted for less than 1%.

STYLE/MARKET-CAP INVESTING
One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end funds. For the 12-month period ended July 31, 2014, U.S. equity funds reported net inflows totaling $17.88 billion, according to data from Morningstar. On a year-to-date basis, however, investors actually liquidated a net $3.8 billion through July.

For the 12-month period ended July 31, 2014, Morningstar reported the following net flows to these nine Style/Market-Cap Fund categories: $37.07 billion (Large Blend); $11.47 billion (Large Value); -$41.42 billion (Large Growth); $13.65 billion (Mid-Cap Blend); $1.89 billion (Mid-Cap Value); -$5.88 billion (Mid-Cap Growth); $4.28 billion (Small Blend); $947 million (Small Value); and -$3.90 billion (Small Growth).

Year-to-date through July, Morningstar reported the following net flows to these nine Style/Market-Cap Fund categories: $22.44 billion (Large Blend); $2.76 billion (Large Value); -$25.74 billion (Large Growth); $7.96 billion (Mid-Cap Blend); -$691 million (Mid-Cap Value); -$5.42 billion (Mid-Cap Growth); -$235 million (Small Blend); $929 million (Small Value); and -$5.55 billion (Small Growth).

Investors have been funneling more capital into passive funds than actively-managed funds. Morningstar data showed that investors favored passive funds over actively-managed funds for the 12-month period ended June 30, 2014, according to ETF Trends. Passive funds took in 68% of all inflows, compared to 32% for actively-managed funds. The 68% that flowed into passive funds was split almost equally between ETFs and open-end funds.

IN CLOSING
It appears that the days of extraordinarily low interest rates in the U.S. are numbered. While the Federal Reserve has yet to provide a definitive plan for tapering its monthly bond-buying program, investors have been aggressively selling debt securities of late as if it had provided this plan. Over the past 12 months, stock returns have substantially outpaced those of the major fixed-income categories, for those investors wondering how stocks fare when interest rates rise. According to Businessweek, since 1953, U.S. stocks have posted their best returns when the yield on the 10-Year T-Note rose to 4.00%. This yield stood at 2.58% on July 31, 2013. As Businessweek noted, stock prices usually retrench when the yield tops 6.00%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Core Index (the "Large Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEX."

The Large Cap Core Index is a modified equal-dollar weighted index designed by S&P Dow Jones Indices LLC ("S&P") to objectively identify and select stocks from the S&P 500(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                      CUMULATIVE
                                                                      TOTAL RETURNS                     TOTAL RETURNS
                                               1 Year           5 Years        Inception          5 Years        Inception
                                                Ended            Ended          (5/8/07)           Ended          (5/8/07)
                                               7/31/14          7/31/14        to 7/31/14         7/31/14        to 7/31/14

FUND PERFORMANCE
NAV                                             17.83%           18.45%           6.39%           133.22%           56.51%
Market Price                                    17.76%           18.45%           6.39%           133.21%           56.54%

INDEX PERFORMANCE
Defined Large Cap Core Index                    18.67%           19.32%           7.19%           141.84%           65.18%
S&P 500(R) Index                                16.94%           16.79%           5.75%           117.28%           49.83%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FEX's one-year NAV return of 17.83% outperformed the benchmark S&P 500(R) Index return of 16.94% by 0.89%. The Information Technology and Industrials sectors were the leading contributors to the Fund's return. The Fund's holdings in the Information Technology sector returned 25.2%, comprised 13.0% of the Fund's average weight, and contributed 3.1% to the Fund's return. In the Industrials sector the Fund's holdings returned 21.9%, had an average weight of 13.2%, and made a contribution to return of 3.0%. Leading the way in terms of performance in the Fund was the Health Care sector with a 27.8% return. Within the sector, the Pharmaceuticals industry was a strong performer with a 47.0% return. On a relative basis, the Fund outperformed its benchmark. The Consumer Staples sector was a source of 1.2% of Fund outperformance, leading all sectors in the Fund. Within the sector, the Fund's holdings outperformed the benchmark's constituents 24.7% versus 7.2%. The outperformance in the sector was scattered over a few different industries. The Fund outperformed the benchmark in the Food & Staples Retailing (+26.8 versus +10.2%), Food Products (+18.6% versus +7.4%), and Beverages (+34.7% versus +9.1%) industries. The Fund lost -0.9% of relative performance in the Information Technology sector where the Fund underperformed (+25.2% versus +28.3%) and was underweight (13.0% versus 17.9%) relative to the benchmark. Almost all of the underperformance in the sector can be attributed to the Fund being significantly underweight Apple, Inc. relative to the benchmark. For the reporting period, Apple, Inc. returned 51.4%.

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Consumer Discretionary                       17.35%
Energy                                       15.40
Information Technology                       12.70
Financials                                   12.48
Industrials                                  11.18
Health Care                                  10.15
Utilities                                     7.87
Consumer Staples                              5.72
Materials                                     5.80
Telecommunication Services                    1.35
                                            -------
    Total                                   100.00%
                                            =======


----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Intel Corp.                                   0.50%
Facebook, Inc., Class A                       0.49
Marathon Petroleum Corp.                      0.49
Staples, Inc.                                 0.49
Xerox Corp.                                   0.49
AmerisourceBergen Corp.                       0.48
Hewlett-Packard Co.                           0.48
Urban Outfitters, Inc.                        0.48
Southwest Airlines Co.                        0.48
Quest Diagnostics, Inc.                       0.47
                                            -------
  Total                                       4.85%
                                            =======

The Defined Large Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Core Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MAY 8, 2007 - JULY 31, 2013

            First Trust Large Cap Core        Defined Large Cap        S&P 500(R)
                 AlphaDEX(R) Fund                Core Index               Index
5/8/07               $10000                        $10000                $10000
7/31/07                9560                          9579                  9690
1/31/08                9022                          9071                  9271
7/31/08                8304                          8383                  8615
1/31/09                5325                          5398                  5690
7/31/09                6711                          6830                  6896
1/31/10                7618                          7783                  7576
7/31/10                8205                          8410                  7850
1/31/11                9765                         10049                  9257
7/31/11                9891                         10216                  9393
1/31/12                9963                         10335                  9647
7/31/12               10109                         10520                 10250
1/31/13               11623                         12141                 11266
7/31/13               13283                         13921                 12813
1/31/14               14276                         15018                 13690
7/31/14               15651                         16520                 14983

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/09 - 7/31/10         151                 0               0               0
8/1/10 - 7/31/11         211                 0               0               0
8/1/11 - 7/31/12         190                 2               0               0
8/1/12 - 7/31/13         149                 0               0               0
8/1/13 - 7/31/14         236                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/09 - 7/31/10         100                 0               0               0
8/1/10 - 7/31/11          41                 0               0               0
8/1/11 - 7/31/12          61                 0               0               0
8/1/12 - 7/31/13         101                 0               0               0
8/1/13 - 7/31/14          16                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Core Index (the "Mid Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mid Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNX."

The Mid Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                      CUMULATIVE
                                                                      TOTAL RETURNS                     TOTAL RETURNS
                                               1 Year           5 Years        Inception          5 Years        Inception
                                                Ended            Ended          (5/8/07)           Ended          (5/8/07)
                                               7/31/14          7/31/14        to 7/31/14         7/31/14        to 7/31/14

FUND PERFORMANCE
NAV                                             13.49%           18.93%           8.24%           137.89%           77.29%
Market Price                                    13.49%           18.94%           8.25%           137.99%           77.37%

INDEX PERFORMANCE
Defined Mid Cap Core Index                      14.27%           19.81%           9.04%           146.86%           87.01%
S&P MidCap 400(R) Index                         12.89%           18.61%           7.71%           134.72%           71.05%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FNX's one-year NAV return of 13.49% outperformed the benchmark S&P MidCap 400(R) Index return of 12.89% by 0.60%. The Industrials sector led all sectors in the Fund with a 3.7% contribution to return. The Fund's holdings in the sector returned 21.3% and comprised an average of 18.6% of the Fund's weight. Second in terms of contribution was the Information Technology sector with 2.7%. The Fund's holdings in the sector returned 19.2% and had an average Fund weight of 14.6%. Health Care was the top-performing sector in the Fund with a 24.6% return, but the sector's average Fund weight of 7.9% limited its contribution to 1.8%. On a relative basis, the Fund outperformed its benchmark. The Information Technology sector caused 1.1% of outperformance to lead all sectors. The Fund's Information Technology holdings returned 19.2% versus the benchmark's 11.3%. The Semiconductor and Technology Hardware, Storage & Peripheral industries were the cause of the outperformance in the sector. In the Semiconductor industry, the Fund outperformed 32.1% versus 20.1%. In the Technology Hardware, Storage & Peripherals industry, the Fund outperformed 19.6% versus 3.4%. The Industrials sector caused another 0.9% of excess return as the Fund outperformed the benchmark 21.3% versus 15.6% in the sector. The Consumer Discretionary sector reversed -1.1% of Fund outperformance as the Fund's holdings lagged the benchmark's in performance 5.6% versus 12.3%. The Specialty Retail industry was the primary drag within the sector as the Fund underperformed -1.3% versus 8.2% in the industry.

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Industrials                                  19.09%
Financials                                   15.40
Consumer Discretionary                       14.85
Information Technology                       14.74
Materials                                    11.33
Health Care                                   7.71
Energy                                        6.27
Utilities                                     5.79
Consumer Staples                              3.79
Telecommunication Services                    1.03
                                            -------
    Total                                   100.00%
                                            =======


----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
URS Corp.                                     0.73%
Cliffs Natural Resources, Inc.                0.68
SUPERVALU, Inc.                               0.65
Universal Health Services, Inc., Class B      0.65
Skyworks Solutions, Inc.                      0.63
HollyFrontier Corp.                           0.63
Salix Pharmaceuticals Ltd.                    0.63
AECOM Technology Corp.                        0.62
ARRIS Group, Inc.                             0.61
Civeo Corp.                                   0.59
                                            -------
  Total                                       6.42%
                                            =======

The Defined Mid Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Core Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX) (CONTINUED)

                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            MAY 8, 2007 - JULY 31, 2014

               First Trust Mid Cap Core          Defined Mid           S&P MidCap
                   AlphaDEX(R) Fund             Cap Core Index        400(R) Index
5/8/07               $10000                        $10000                $10000
7/31/07                9527                          9540                  9615
1/31/08                8872                          8911                  9091
7/31/08                8812                          8889                  9138
1/31/09                5561                          5625                  5731
7/31/09                7453                          7576                  7288
1/31/10                8498                          8674                  8215
7/31/10                9236                          9464                  8951
1/31/11               11339                         11665                 10964
7/31/11               11693                         12072                 11256
1/31/12               11880                         12312                 11260
7/31/12               11771                         12248                 11391
1/31/13               13743                         14352                 13350
7/31/13               15621                         16365                 15152
1/31/14               17060                         17932                 16269
7/31/14               17728                         18701                 17103


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/09 - 7/31/10         184                 2               0               0
8/1/10 - 7/31/11         217                 0               0               0
8/1/11 - 7/31/12         151                 0               0               0
8/1/12 - 7/31/13         177                 0               0               0
8/1/13 - 7/31/14         214                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/09 - 7/31/10          65                 0               0               0
8/1/10 - 7/31/11          35                 0               0               0
8/1/11 - 7/31/12         102                 0               0               0
8/1/12 - 7/31/13          73                 0               0               0
8/1/13 - 7/31/14          38                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Core Index (the "Small Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYX."

The Small Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                      CUMULATIVE
                                                                      TOTAL RETURNS                     TOTAL RETURNS
                                               1 Year           5 Years         Inception         5 Years         Inception
                                                Ended            Ended          (5/8/07)           Ended          (5/8/07)
                                               7/31/14          7/31/14        to 7/31/14         7/31/14        to 7/31/14

FUND PERFORMANCE
NAV                                              9.66%           17.88%           6.61%           127.58%           58.88%
Market Price                                     9.56%           17.86%           6.60%           127.39%           58.75%

INDEX PERFORMANCE
Defined Small Cap Core Index                    10.50%           18.78%           7.48%           136.40%           68.42%
S&P SmallCap 600(R) Index                       11.04%           18.26%           7.02%           131.31%           63.31%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FYX's one-year NAV return of 9.66% underperformed the benchmark S&P SmallCap 600(R) Index return of 11.04% by -1.38%. The Information Technology sector led all sectors in the Fund with a 2.6% contribution to return. The Fund's holdings in the sector returned 13.3% and comprised an average of 18.7% of the Fund's weight. The Energy sector was the top-performing sector with a 40.8% return, but its average weight of 6.2% held its contribution to return to 2.0%, which still made it the second-best contributing sector. Penn Virginia Corp. (+158.3%), Pioneer Energy Services Corp. (+117.0%), and Basic Energy Services (+109.7%) were three of the Fund's standout performers from the Energy sector. On a relative basis, the Fund underperformed its benchmark. Fractions of a percent of relative performance were lost in the Materials (Fund underperformed benchmark 11.0% versus 20.7%), Health Care (Fund underperformed benchmark 13.8% versus 16.0%), and Information Technology (Fund underperformed benchmark 13.3% versus 16.4%) sectors. The Fund reversed 1.2% of underperformance in the Energy sector where the Fund outperformed the benchmark 40.8% versus 14.2%. Much of the performance difference in the sector came from the Fund being overweight the previously mentioned Penn Virginia Corp. and Pioneer Energy Services.

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Industrials                                  17.79%
Information Technology                       17.21
Financials                                   16.90
Consumer Discretionary                       16.12
Health Care                                   9.32
Materials                                     7.92
Energy                                        6.93
Consumer Staples                              3.49
Utilities                                     3.22
Telecommunication Services                    1.10
                                            -------
    Total                                   100.00%
                                            =======


----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Gentiva Health Services, Inc.                 0.48%
Green Plains, Inc.                            0.45
Higher One Holdings, Inc.                     0.43
Clearwater Paper Corp.                        0.43
World Acceptance Corp.                        0.42
Kaiser Aluminum Corp.                         0.42
Ensign Group (The), Inc.                      0.42
Saia, Inc.                                    0.41
Fred's, Inc., Class A                         0.41
Akorn, Inc.                                   0.40
                                            -------
  Total                                       4.27%
                                            =======

The Defined Small Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Core Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX) (CONTINUED)

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           MAY 8, 2007 - JULY 31, 2014

             First Trust Small Cap Core         Defined Small         S&P SmallCap
                  AlphaDEX(R) Fund              Cap Core Index        600(R) Index
5/8/07               $10000                        $10000                $10000
7/31/07                9433                          9454                  9535
1/31/08                8476                          8534                  8771
7/31/08                8288                          8382                  8746
1/31/09                5043                          5124                  5550
7/31/09                6981                          7125                  7060
1/31/10                7805                          8001                  7712
7/31/10                8421                          8667                  8414
1/31/11               10106                         10442                 10097
7/31/11               10460                         10846                 10494
1/31/12               10881                         11315                 10855
7/31/12               10608                         11080                 10914
1/31/13               12343                         12944                 12533
7/31/13               14489                         15241                 14707
1/31/14               15900                         16802                 16098
7/31/14               15888                         16844                 16333


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/09 - 7/31/10         112                 0               0               0
8/1/10 - 7/31/11         195                 0               0               0
8/1/11 - 7/31/12         146                 0               0               0
8/1/12 - 7/31/13         190                 0               0               0
8/1/13 - 7/31/14         184                 1               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/09 - 7/31/10         139                 0               0               0
8/1/10 - 7/31/11          57                 0               0               0
8/1/11 - 7/31/12         106                 1               0               0
8/1/12 - 7/31/13          60                 0               0               0
8/1/13 - 7/31/14          67                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Value Index (the "Large Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FTA."

The Large Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                      CUMULATIVE
                                                                      TOTAL RETURNS                     TOTAL RETURNS
                                               1 Year           5 Years         Inception         5 Years         Inception
                                                Ended            Ended          (5/8/07)           Ended          (5/8/07)
                                               7/31/14          7/31/14        to 7/31/14         7/31/14        to 7/31/14

FUND PERFORMANCE
NAV                                             17.46%           19.13%           6.70%           139.90%           59.80%
Market Price                                    17.42%           19.16%           6.70%           140.26%           59.87%

INDEX PERFORMANCE
Defined Large Cap Value Index                   18.30%           20.02%           7.54%           149.05%           69.10%
S&P 500(R) Index                                16.94%           16.79%           5.75%           112.45%           49.83%
S&P 500(R) Value Index                          14.29%           16.27%           3.78%           117.28%           30.81%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FTA's one-year NAV return of 17.46% outperformed the benchmark S&P 500(R) Value Index return of 14.29% by 3.17%. The Energy sector was the largest contributor to total return with a contribution of 3.6%. The Fund's holdings from the industry comprised an average of 19.0% of the Fund's weight and returned 18.2%. Second in terms of contribution was the Information Technology sector with a 2.8% contribution to return. The sector had an average Fund weight of 11.2% and returned 26.9%. Within the sector, the Technology Hardware, Equipment & Storage and Semiconductor industries performed particularly well with returns of 50.3% and 38.1%, respectively. Leading all sectors in performance, the Materials sector returned 29.7%, but its low average weight of 5.4% tempered its contribution to return to 1.6%. The Fund's performance in the sector was boosted by a 36.3% return from the Metals & Mining industry. On a relative basis, the Fund outperformed its benchmark. The largest source of outperformance was the Consumer Staples sector which contributed 1.2% to return. Though the Fund's allocation to the sector was relatively small (4.9% average weight), the Fund's holdings returned 28.3% versus the benchmark's return of 8.8%. Within the sector, the Beverage (+37.5%), Food & Staples Retailing (+30.7%), and Food Products (+24.1%) industries all had strong returns. The Energy sector caused another 0.7% of outperformance as the Fund's exposure to the sector was significantly underweight Exxon Mobil Corp. and Chevron Corp. The companies returned 8.5% and 6.2%, well below the Fund's Energy sector return of 18.2% and the benchmark's overall Energy sector return of 14.9%.

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Energy                                       19.04%
Consumer Discretionary                       14.96
Utilities                                    14.52
Financials                                   13.88
Information Technology                       11.30
Industrials                                   9.11
Health Care                                   5.51
Materials                                     4.96
Consumer Staples                              4.23
Telecommunication Services                    2.49
                                            -------
    Total                                   100.00%
                                            =======


----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Intel Corp.                                   0.98%
Staples, Inc.                                 0.96
Xerox Corp.                                   0.96
Hewlett-Packard Co.                           0.95
Quest Diagnostics, Inc.                       0.93
CF Industries Holdings, Inc.                  0.93
GameStop Corp., Class A                       0.93
Apache Corp.                                  0.92
Freeport-McMoRan, Inc.                        0.92
Kohl's Corp.                                  0.91
                                            -------
  Total                                       9.39%
                                            =======

The Defined Large Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA) (CONTINUED)

                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      MAY 8, 2007 - JULY 31, 2014

               First Trust Large Cap Value    Defined Large Cap         S&P 500(R)          S&P 500(R)
                    AlphaDEX(R) Fund             Value Index              Index             Value Index
5/8/07               $10000                        $10000                $10000               $10000
7/31/07                9450                          9462                  9690                 9586
1/31/08                8821                          8870                  9271                 9148
7/31/08                7858                          7933                  8615                 8066
1/31/09                4993                          5064                  5690                 5060
7/31/09                6661                          6790                  6896                 6157
1/31/10                7765                          7947                  7576                 6840
7/31/10                8228                          8447                  7850                 7079
1/31/11                9688                          9988                  9257                 8294
7/31/11                9733                         10072                  9393                 8153
1/31/12               10072                         10465                  9647                 8388
7/31/12               10216                         10655                 10250                 8784
1/31/13               11957                         12519                 11266                10021
7/31/13               13602                         14296                 12813                11446
1/31/14               14364                         15152                 13690                11922
7/31/14               15977                         16912                 14983                13081


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/09 - 7/31/10         155                 0               0               0
8/1/10 - 7/31/11         228                 0               0               0
8/1/11 - 7/31/12         193                 0               0               0
8/1/12 - 7/31/13         201                 0               0               0
8/1/13 - 7/31/14         231                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/09 - 7/31/10          96                 0               0               0
8/1/10 - 7/31/11          24                 0               0               0
8/1/11 - 7/31/12          60                 0               0               0
8/1/12 - 7/31/13          49                 0               0               0
8/1/13 - 7/31/14          21                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Growth Index (the "Large Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FTC."

The Large Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                      CUMULATIVE
                                                                      TOTAL RETURNS                     TOTAL RETURNS
                                               1 Year           5 Years         Inception         5 Years         Inception
                                                Ended            Ended          (5/8/07)           Ended          (5/8/07)
                                               7/31/14          7/31/14        to 7/31/14         7/31/14        to 7/31/14

FUND PERFORMANCE
NAV                                             18.88%           17.32%           5.73%           122.23%           49.57%
Market Price                                    18.93%           17.33%           5.74%           122.38%           49.67%

INDEX PERFORMANCE
Defined Large Cap Growth Index                  19.73%           18.19%           6.51%           130.66%           57.77%
S&P 500(R) Index                                16.94%           16.79%           5.75%           122.39%           49.83%
S&P 500(R) Growth Index                         19.49%           17.33%           7.68%           117.28%           70.69%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FTC's one-year NAV return of 18.88% underperformed the benchmark S&P 500(R) Growth Index return of 19.49% by -0.61%. The Consumer Discretionary sector was the top-contributing sector in the Fund. The Fund's holdings in the sector averaged 27.2% of the Fund's weight, returned 15.1% and contributed 4.4% to the Fund's return. With less weight but better performance, the Industrials and Information Technology sectors were also strong contributors. The Industrials sector had an average weight of 17.3%, returned 21.0%, and contributed 3.9% to return. The Information Technology sector comprised 15.0% of the Fund's average weight and returned 27.2%, resulting in a contribution of 3.7%. The best-performing sector in the Fund was Health Care with a 30.2% return. Within the sector, the Pharmaceuticals industry was a standout performer with a 53.5% return. On a relative basis the Fund underperformed its benchmark. Information Technology companies were the source of -1.5% of Fund underperformance. Within the sector, the Fund was underweight (15.0% versus 26.0%) and the Fund's holdings underperformed (+27.2% versus +29.4%). Apple, Inc. was the main reason for the performance drag as the Fund was significantly underweight the company, which returned 51.4%. In the Consumer Staples sector the Fund gained 1.1% in relative performance. The Fund's holdings in the sector outperformed the benchmark's 18.1% versus 5.7%, largely due to strong performance in the Beverage industry where the Fund outperformed the benchmark 35.2% versus 7.3%.

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Consumer Discretionary                       21.09%
Health Care                                  15.11
Industrials                                  14.39
Information Technology                       13.84
Energy                                       11.61
Financials                                    9.51
Consumer Staples                              7.40
Materials                                     7.05
                                            -------
    Total                                   100.00%
                                            =======


----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Tenet Healthcare Corp.                        1.04%
Under Armour, Inc., Class A                   1.04
LyondellBasell Industries N.V., Class A       1.00
Facebook, Inc., Class A                       1.00
AmerisourceBergen Corp.                       0.98
Southwest Airlines Co.                        0.97
Lam Research Corp.                            0.96
McKesson Corp.                                0.95
Robert Half International, Inc.               0.94
DIRECTV                                       0.93
                                            -------
  Total                                       9.81%
                                            =======

The Defined Large Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC) (CONTINUED)

                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     MAY 8, 2007 - JULY 31, 2014

            First Trust Large Cap Growth        Defined Large          S&P 500(R)         S&P 500(R)
                  AlphaDEX(R) Fund             Cap Growth Index           Index          Growth Index
5/8/07               $10000                        $10000                $10000             $10000
7/31/07                9740                          9757                  9690               9802
1/31/08                9341                          9388                  9271               9410
7/31/08                8900                          8982                  8615               9185
1/31/09                5737                          5807                  5690               6357
7/31/09                6730                          6840                  6896               7675
1/31/10                7373                          7518                  7576               8341
7/31/10                8090                          8282                  7850               8651
1/31/11                9790                         10064                  9257              10272
7/31/11                9985                         10309                  9393              10740
1/31/12                9674                         10028                  9647              11023
7/31/12                9797                         10191                 10250              11854
1/31/13               10970                         11446                 11266              12612
7/31/13               12582                         13178                 12813              14284
1/31/14               13817                         14525                 13690              15633
7/31/14               14957                         15778                 14983              17068


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/09 - 7/31/10         146                 0               0               0
8/1/10 - 7/31/11         193                 0               0               0
8/1/11 - 7/31/12         153                 0               0               0
8/1/12 - 7/31/13         102                 0               0               0
8/1/13 - 7/31/14         206                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/09 - 7/31/10         105                 0               0               0
8/1/10 - 7/31/11          59                 0               0               0
8/1/11 - 7/31/12         100                 0               0               0
8/1/12 - 7/31/13         148                 0               0               0
8/1/13 - 7/31/14          46                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Value Index (the "Multi Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Multi Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FAB."

The Multi Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                      CUMULATIVE
                                                                      TOTAL RETURNS                     TOTAL RETURNS
                                               1 Year           5 Years         Inception         5 Years         Inception
                                                Ended            Ended          (5/8/07)           Ended          (5/8/07)
                                               7/31/14          7/31/14        to 7/31/14         7/31/14        to 7/31/14

FUND PERFORMANCE
NAV                                             15.38%           19.27%           7.45%           141.40%           68.11%
Market Price                                    15.22%           19.27%           7.44%           141.36%           67.99%

INDEX PERFORMANCE
Defined Multi Cap Value Index                   16.31%           20.21%           8.32%           151.05%           78.20%
S&P Composite 1500(R) Index                     16.40%           17.00%           5.96%           119.21%           51.95%
S&P Composite 1500(R) Value Index               14.22%           16.52%           4.13%           114.76%           33.97%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FAB's one-year NAV return of 15.38% outperformed the benchmark S&P Composite 1500(R) Value Index return of 14.22% by 1.16%. The Fund's strategy is to allocate 50% of its weight in the same securities as FTA (large-cap value), 30% of its weight to securities that make up FNK (mid-cap value), and 20% to the securities that are in FYT (small-cap value). For more specific performance information, see the commentaries on those Funds. FAB gained relative performance in the large-cap space where FAB outperformed its benchmark 17.5% versus 14.3%. Some of the outperformance was reversed by the Fund being overweight the small-cap space which underperformed relative to mid-cap and large-cap securities.

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Financials                                   16.30%
Consumer Discretionary                       15.47
Energy                                       12.69
Information Technology                       12.63
Industrials                                  12.60
Utilities                                    11.29
Materials                                     8.01
Health Care                                   5.31
Consumer Staples                              3.85
Telecommunication Services                    1.85
                                            -------
    Total                                   100.00%
                                            =======


----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Intel Corp.                                   0.50%
Staples, Inc.                                 0.49
Xerox Corp.                                   0.49
Hewlett-Packard Co.                           0.48
Quest Diagnostics, Inc.                       0.48
CF Industries Holdings, Inc.                  0.47
GameStop Corp., Class A                       0.47
Apache Corp.                                  0.47
Freeport-McMoRan, Inc.                        0.47
Kohl's Corp.                                  0.46
                                            -------
  Total                                       4.78%
                                            =======

The Defined Multi Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Multi Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Multi Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB) (CONTINUED)

                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          MAY 8, 2007 - JULY 31, 2014

            First Trust Multi Cap Value       Defined Multi Cap       S&P Composite        S&P Composite 1500(R)
                 AlphaDEX(R) Fund                Value Index          1500(R) Index             Value Index
5/8/07               $10000                        $10000                $10000                   $10000
7/31/07                9317                          9334                  9678                     9567
1/31/08                8603                          8655                  9241                     9092
7/31/08                7870                          7948                  8661                     8123
1/31/09                4973                          5045                  5446                     5336
7/31/09                6964                          7099                  6931                     6238
1/31/10                8086                          8275                  7629                     6942
7/31/10                8611                          8845                  7953                     7218
1/31/11               10279                         10602                  9414                     8479
7/31/11               10345                         10707                  9571                     8355
1/31/12               10799                         11224                  9811                     8592
7/31/12               10720                         11185                 10362                     8955
1/31/13               12639                         13242                 11467                    10254
7/31/13               14571                         15324                 13054                    11730
1/31/14               15610                         16484                 13966                    12266
7/31/14               16812                         17824                 15195                    13398


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/09 - 7/31/10         113                 0               0               0
8/1/10 - 7/31/11         168                 0               0               0
8/1/11 - 7/31/12         141                 0               0               0
8/1/12 - 7/31/13         165                 1               0               0
8/1/13 - 7/31/14         224                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/09 - 7/31/10         138                 0               0               0
8/1/10 - 7/31/11          84                 0               0               0
8/1/11 - 7/31/12         111                 1               0               0
8/1/12 - 7/31/13          84                 0               0               0
8/1/13 - 7/31/14          28                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Growth Index (the "Multi Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Multi Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FAD."

The Multi Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                      CUMULATIVE
                                                                      TOTAL RETURNS                     TOTAL RETURNS
                                               1 Year           5 Years         Inception         5 Years         Inception
                                                Ended            Ended          (5/8/07)           Ended          (5/8/07)
                                               7/31/14          7/31/14        to 7/31/14         7/31/14        to 7/31/14

FUND PERFORMANCE
NAV                                             14.63%           17.28%           6.20%           121.90%           54.48%
Market Price                                    14.63%           17.27%           6.20%           121.79%           54.48%

INDEX PERFORMANCE
Defined Multi Cap Growth Index                  15.54%           18.20%           7.02%           130.75%           63.34%
S&P Composite 1500(R) Index                     16.40%           17.00%           5.96%           119.21%           51.95%
S&P Composite 1500(R) Growth Index              18.51%           17.51%           7.77%           124.04%           71.81%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FAD's one-year NAV return of 14.63% underperformed the benchmark S&P Composite 1500(R) Growth Index return of 18.51% by -3.88%. The Fund's strategy is to allocate 50% of its weight in the same securities as FTC (large-cap growth), 30% of its weight to securities that make up FNY (mid-cap growth), and 20% to the securities in FYC (small-cap growth). For more specific performance information, see the commentaries on those Funds. FAD underperformed its benchmark due to the strong performance of large-cap growth companies relative to mid-cap and small-cap companies. For the reporting period, the S&P 500(R) Growth Index returned 19.5%, the S&P MidCap 400(R) Growth Index returned 11.25%, and the S&P SmallCap 600(R) Growth Index returned 10.09%. In the market-cap weighted benchmark, large-cap securities, from the S&P 500(R) Growth Index, get a vast majority of the weight in the S&P Composite 1500(R) Growth Index. The Fund's allocation to large-cap companies is 50%, reset at each quarterly rebalance. This lower allocation to large-cap companies caused the Fund to be overweight the weaker performing mid-cap and small-cap securities relative to the benchmark.

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Industrials                                  18.09%
Consumer Discretionary                       17.83
Information Technology                       16.10
Health Care                                  14.20
Financials                                   10.36
Energy                                        9.35
Materials                                     7.71
Consumer Staples                              5.51
Telecommunication Services                    0.52
Utilities                                     0.33
                                            -------
    Total                                   100.00%
                                            =======


----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Tenet Healthcare Corp.                        0.53%
Under Armour, Inc., Class A                   0.53
LyondellBasell Industries N.V., Class A       0.51
Facebook, Inc., Class A                       0.51
AmerisourceBergen Corp.                       0.50
Southwest Airlines Co.                        0.49
Lam Research Corp.                            0.49
McKesson Corp.                                0.48
Robert Half International, Inc.               0.48
DIRECTV                                       0.48
                                            -------
  Total                                       5.00%
                                            =======

The Defined Multi Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Multi Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Multi Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD) (CONTINUED)

                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                           MAY 8, 2007 - JULY 31, 2014

            First Trust Multi Cap Growth      Defined Multi Cap       S&P Composite         S&P Composite 1500(R)
                  AlphaDEX(R) Fund               Growth Index         1500(R) Index             Growth Index
5/8/07               $10000                        $10000                $10000                   $10000
7/31/07                9797                          9818                  9678                     9796
1/31/08                9217                          9265                  9241                     9396
7/31/08                9224                          9309                  8661                     9223
1/31/09                5782                          5854                  5689                     6307
7/31/09                6961                          7078                  6931                     7669
1/31/10                7641                          7801                  7629                     8350
7/31/10                8399                          8608                  7953                     8725
1/31/11               10221                         10518                  9414                    10412
7/31/11               10644                         10997                  9571                    10907
1/31/12               10438                         10827                  9811                    11155
7/31/12               10528                         10963                 10362                    11916
1/31/13               11853                         12387                 11467                    12794
7/31/13               13476                         14136                 13054                    14496
1/31/14               14858                         15648                 13966                    15849
7/31/14               15448                         16332                 15195                    17180


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2009 through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/09 - 7/31/10         128                 0               0               0
8/1/10 - 7/31/11         176                 0               0               0
8/1/11 - 7/31/12         156                 0               0               0
8/1/12 - 7/31/13         111                 0               0               0
8/1/13 - 7/31/14         196                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/09 - 7/31/10         122                 1               0               0
8/1/10 - 7/31/11          76                 0               0               0
8/1/11 - 7/31/12          97                 0               0               0
8/1/12 - 7/31/13         139                 0               0               0
8/1/13 - 7/31/14          56                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Value Index (the "Mid Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mid Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNK."

The Mid Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL                      CUMULATIVE
                                                                              TOTAL RETURNS                     TOTAL RETURNS
                                            1 Year Ended                   Inception (4/19/11)               Inception (4/19/11)
                                               7/31/14                         to 7/31/14                        to 7/31/14

FUND PERFORMANCE
NAV                                             14.30%                           14.26%                             54.87%
Market Price                                    14.37%                           14.29%                             55.02%

INDEX PERFORMANCE
Defined Mid Cap Value Index                     15.18%                           15.14%                             58.82%
S&P MidCap 400(R) Value Index                   14.61%                           13.86%                             53.12%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FNK's one-year NAV return of 14.30% underperformed the benchmark S&P MidCap 400(R) Value Index return of 14.61% by -0.31%. The Industrials sector was the top-contributing sector in the Fund with a 3.2% contribution to return. The Fund's holdings in the sector returned 20.8% and comprised an average of 15.8% of the Fund's weight. The Information Technology sector contributed 3.0% to the Fund's return, making it the second-best sector in terms of contribution. The sector's contribution to the Fund was a result of it returning 24.9% and having an average weight of 12.5%. Health Care was the top-performing sector in the Fund with a 28.7% return, but its low average weight of 5.8% limited its contribution to return to 1.5%. On a relative basis, the Fund slightly underperformed its benchmark. The Consumer Discretionary sector caused a -0.9% drag in relative performance as the Fund's holdings in the sector underperformed the benchmark's 6.9% versus 13.1%. The main reason for the performance gap in the sector was the Fund underperforming in the Specialty Retail industry, -7.5% versus 0.0%. The Fund gained back 0.8% of relative performance in the Industrials sector due to the Fund's holdings outperforming the benchmark's 20.8% versus 13.4%.

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Financials                                   19.68%
Industrials                                  15.76
Consumer Discretionary                       14.94
Materials                                    12.55
Information Technology                       11.87
Utilities                                     9.64
Energy                                        6.09
Health Care                                   5.06
Consumer Staples                              3.32
Telecommunication Services                    1.09
                                            -------
    Total                                   100.00%
                                            =======


----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
URS Corp.                                     1.42%
Cliffs Natural Resources, Inc.                1.32
HollyFrontier Corp.                           1.22
Civeo Corp.                                   1.15
Lexmark International, Inc., Class A          1.13
Exelis, Inc.                                  1.13
Olin Corp.                                    1.12
DST Systems, Inc.                             1.11
Everest Re Group, Ltd.                        1.10
Guess?, Inc.                                  1.09
                                            -------
  Total                                      11.79%
                                            =======

The Defined Mid Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK) (CONTINUED)

                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            APRIL 19, 2011 - JULY 31, 2014

             First Trust Mid Cap Value         Defined Mid Cap        S&P MidCap 400(R)
                 AlphaDEX(R) Fund                Value Index             Value Index
4/19/11              $10000                        $10000                $10000
7/31/11                9625                          9646                  9581
1/31/12                9982                         10041                  9720
7/31/12                9935                         10036                  9869
1/31/13               11765                         11928                 11640
7/31/13               13549                         13787                 13358
1/31/14               14657                         14977                 14305
7/31/14               15487                         15880                 15311


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         66                 0               0               0
8/1/11 - 7/31/12         198                 0               0               0
8/1/12 - 7/31/13         157                 2               0               0
8/1/13 - 7/31/14         211                 1               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11          4                 0               0               0
8/1/11 - 7/31/12          55                 0               0               0
8/1/12 - 7/31/13          91                 0               0               0
8/1/13 - 7/31/14          40                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Growth Index (the "Mid Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mid Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNY."

The Mid Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL                      CUMULATIVE
                                                                              TOTAL RETURNS                     TOTAL RETURNS
                                            1 Year Ended                   Inception (4/19/11)               Inception (4/19/11)
                                               7/31/14                         to 7/31/14                        to 7/31/14

FUND PERFORMANCE
NAV                                             12.49%                           10.37%                             38.24%
Market Price                                    12.36%                           10.36%                             38.19%

INDEX PERFORMANCE
Defined Mid Cap Growth Index                    13.33%                           11.21%                             41.74%
S&P MidCap 400(R) Growth Index                  11.25%                           11.62%                             43.45%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FNY's one-year NAV return of 12.49% outperformed the benchmark S&P MidCap 400(R) Growth Index return of 11.25% by 1.24%. The Industrials sector led all sectors in the Fund with a 4.0% contribution to return. The Fund's holdings in the sector returned 20.9% and comprised an average of 22.4% of the Fund's weight. Second in terms of contribution was the Information Technology sector with 2.4%. The Fund's holdings in the sector returned 12.7% and had an average Fund weight of 17.3%. Health Care was the top-performing sector in the Fund with a 24.1% return, but the sector's average Fund weight of 10.4% limited its contribution to 2.2%. On a relative basis, the Fund outperformed its benchmark. The Information Technology sector caused 1.5% of outperformance to lead all sectors. The Fund's Information Technology holdings returned 12.7% versus the benchmark's 5.0%. The Semiconductor industry was a major cause of outperformance in the sector as the Fund outperformed the benchmark 32.5% versus 11.1% in the industry. The Industrials sector contributed another 1.0% of excess return as the Fund outperformed the benchmark 20.9% versus 16.6% in the sector and the Fund was overweight the sector 22.4% versus 18.7%. The Consumer Discretionary sector reversed -1.4% of Fund outperformance as the Fund's holdings lagged the benchmark's in performance 4.2% versus 11.6%. The Specialty Retail industry was a major drag within the sector as the Fund underperformed 2.2% versus 16.1% in the industry.

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Industrials                                  23.58%
Information Technology                       18.65
Consumer Discretionary                       14.54
Health Care                                  11.91
Materials                                     9.73
Financials                                    8.94
Energy                                        6.59
Consumer Staples                              3.92
Telecommunication Services                    1.26
Utilities                                     0.88
                                            -------
    Total                                   100.00%
                                            =======


----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
SUPERVALU, Inc.                               1.39%
Universal Health Services, Inc., Class B      1.39
Skyworks Solutions, Inc.                      1.35
Salix Pharmaceuticals Ltd.                    1.33
ARRIS Group, Inc.                             1.31
United Rentals, Inc.                          1.26
tw telecom, Inc.                              1.26
Trinity Industries, Inc.                      1.24
Old Dominion Freight Line, Inc.               1.24
Hanesbrands, Inc.                             1.24
                                            -------
  Total                                      13.01%
                                            =======

The Defined Mid Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY) (CONTINUED)

                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            APRIL 19, 2011 - JULY 31, 2014

             First Trust Mid Cap Growth        Defined Mid Cap       S&P MidCap 400(R)
                  AlphaDEX(R) Fund              Growth Index           Growth Index
4/19/11              $10000                        $10000                $10000
7/31/11                9881                          9903                  9910
1/31/12                9804                          9866                  9779
7/31/12                9673                          9765                  9861
1/31/13               11050                         11201                 11485
7/31/13               12290                         12507                 12894
1/31/14               13612                         13902                 13883
7/31/14               13824                         14174                 14345


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         61                 0               0               0
8/1/11 - 7/31/12         201                 1               0               0
8/1/12 - 7/31/13         169                 0               0               0
8/1/13 - 7/31/14         200                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11          9                 0               0               0
8/1/11 - 7/31/12          51                 0               0               0
8/1/12 - 7/31/13          81                 0               0               0
8/1/13 - 7/31/14          52                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Value Index (the "Small Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYT."

The Small Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL                      CUMULATIVE
                                                                              TOTAL RETURNS                     TOTAL RETURNS
                                            1 Year Ended                   Inception (4/19/11)               Inception (4/19/11)
                                               7/31/14                         to 7/31/14                        to 7/31/14

FUND PERFORMANCE
NAV                                             11.86%                           15.24%                             59.30%
Market Price                                    11.72%                           15.21%                             59.15%

INDEX PERFORMANCE
Defined Small Cap Value Index                   12.92%                           16.21%                             63.72%
S&P SmallCap 600(R) Value Index                 11.87%                           14.78%                             57.23%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FYT's one-year NAV return of 11.86% underperformed the benchmark S&P SmallCap 600(R) Value Index return of 11.87% by -0.01%. The Energy sector was the top-performing and contributing sector in the Fund. Though the sector had a relatively low average Fund weight of 7.5%, its return of 40.7% helped it contribute 2.8% to the Fund's return. Pioneer Energy Services Corp. and Penn Virginia Corp. were two standout performers that lifted the Fund's Energy return. Pioneer Energy Services returned 117.0% during the period and Penn Virginia returned 117.9% while held in the Fund this reporting period. Similar to the Energy sector, the Health Care sector also had a low average Fund weight but ended up the second-best contributing sector due to strong performance. The Fund's holdings in the sector made up an average of 6.3% of the Fund's weight, returned 34.1%, and contributed 2.0% to the Fund's return. On a relative basis, the Fund and the benchmark had very close performance, but the performance came from different sectors. The Fund lost -1.0% of relative performance in the Consumer Discretionary sector by underperforming the benchmark 4.8% versus 10.1%, and had a -0.8% drag in the Materials sector where the Fund underperformed the benchmark 4.0% versus 15.2%. In the Energy sector, 1.7% of the performance drag was reversed because the Fund outperformed 40.7% versus 15.6%. An additional 0.5% of relative performance was gained in the Health Care sector where the Fund's holdings outperformed the benchmark's 34.1% versus 22.4%.

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Consumer Discretionary                       17.62%
Financials                                   17.45
Information Technology                       17.23
Industrials                                  16.86
Materials                                     9.07
Energy                                        6.17
Utilities                                     5.40
Health Care                                   5.16
Consumer Staples                              3.66
Telecommunication Services                    1.38
                                            -------
    Total                                   100.00%
                                            =======


----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Higher One Holdings, Inc.                     0.77%
Clearwater Paper Corp.                        0.77
World Acceptance Corp.                        0.75
Kaiser Aluminum Corp.                         0.75
Ensign Group (The), Inc.                      0.75
Fred's, Inc., Class A                         0.73
Take-Two Interactive Software, Inc.           0.71
Biglari Holdings, Inc.                        0.71
Cash America International, Inc.              0.71
Cirrus Logic, Inc.                            0.70
                                            -------
  Total                                       7.35%
                                            =======

The Defined Small Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT) (CONTINUED)

                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             APRIL 19, 2011 - JULY 31, 2014

            First Trust Small Cap Value       Defined Small Cap      S&P SmallCap 600(R)
                 AlphaDEX(R) Fund                Value Index             Value Index
4/19/11              $10000                        $10000                $10000
7/31/11                9930                          9950                  9813
1/31/12               10692                         10748                 10331
7/31/12               10005                         10103                 10231
1/31/13               11945                         12115                 11945
7/31/13               14241                         14499                 14054
3/31/14               15577                         15946                 15278
7/31/14               15931                         16372                 15723


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         38                 0               0               0
8/1/11 - 7/31/12         154                 3               0               0
8/1/12 - 7/31/13         177                 5               0               0
8/1/13 - 7/31/14         167                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         32                 0               0               0
8/1/11 - 7/31/12          95                 1               0               0
8/1/12 - 7/31/13          67                 1               0               0
8/1/13 - 7/31/14          84                 0               1               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Growth Index (the "Small Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYC."

The Small Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL                      CUMULATIVE
                                                                              TOTAL RETURNS                     TOTAL RETURNS
                                            1 Year Ended                   Inception (4/19/11)               Inception (4/19/11)
                                               7/31/14                         to 7/31/14                        to 7/31/14

FUND PERFORMANCE
NAV                                              7.52%                           10.78%                             39.93%
Market Price                                     7.52%                           10.77%                             39.88%

INDEX PERFORMANCE
Defined Small Cap Growth Index                   8.44%                           11.66%                             43.62%
S&P SmallCap 600(R) Growth Index                10.09%                           13.37%                             50.94%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FYC's one-year NAV return of 7.52% underperformed the benchmark S&P SmallCap 600(R) Growth Index return of 10.09% by -2.57%. The Information Technology sector was the heaviest-weighted and top-contributing sector in the Fund. The Fund's holdings in the sector comprised an average of 22.4% of the Fund's weight, returned 8.7%, and contributed 2.7% to the Fund's return. The Consumer Discretionary sector had the next highest weight and next best contribution with an average weight of 20.9%, a contribution of 1.9%, and a return of 4.1%. Energy was the best-performing sector in the Fund with a return of 30.5%, but it only had a 4.5% weight in the Fund, resulting in a contribution to return of 1.0%. On a relative basis, the Fund underperformed its benchmark. The largest performance drag came from the Health Care sector, where the Fund underperformed the benchmark 5.8% versus 12.8%, resulting in -1.2% of relative performance. A majority of the underperformance in the sector came from the Pharmaceuticals industry, where the Fund underperformed 3.4% versus 34.2%. Akorn, Inc. (+139.1%) and Questor Pharmaceuticals (+37.0%) were two causes of the performance discrepancy in the industry as the Fund was underweight these companies relative to the benchmark and did not hold them both through the entire year. The Fund lost another -1.1% of relative performance by underperforming the benchmark in the Information Technology sector 8.7% versus 15.4%. The Energy sector reversed 0.7% of lost relative performance due to the Fund's holdings in the sector, outperforming the benchmark's 30.5% versus 11.3%.

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Industrials                                  19.35%
Information Technology                       18.13
Health Care                                  15.35
Financials                                   14.83
Consumer Discretionary                       14.31
Energy                                        7.67
Materials                                     6.33
Consumer Staples                              2.95
Telecommunication Services                    0.74
Utilities                                     0.34
                                            -------
    Total                                   100.00%
                                            =======


----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Gentiva Health Services, Inc.                 1.11%
Saia, Inc.                                    0.96
Akorn, Inc.                                   0.95
Stillwater Mining Co.                         0.95
U.S. Silica Holdings, Inc.                    0.94
Measurement Specialties, Inc.                 0.93
MarineMax, Inc.                               0.92
Chesapeake Lodging Trust                      0.91
Universal Electronics, Inc.                   0.90
Questcor Pharmaceuticals, Inc.                0.90
                                            -------
  Total                                       9.47%
                                            =======

The Defined Small Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC) (CONTINUED)

                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            APRIL 19, 2011 - JULY 31, 2014

            First Trust Small Cap Growth      Defined Small Cap      S&P SmallCap 600(R)
                  AlphaDEX(R) Fund               Growth Index           Growth Index
4/19/11              $10000                        $10000                $10000
7/31/11                9920                          9942                  9982
1/31/12                9826                          9878                 10155
7/31/12               10157                         10253                 10362
1/31/13               11338                         11488                 11710
7/31/13               13014                         13244                 13710
1/31/14               14413                         14723                 15107
7/31/14               13992                         14362                 15093


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         61                 0               0               0
8/1/11 - 7/31/12         145                 1               0               0
8/1/12 - 7/31/13         126                 3               0               0
8/1/13 - 7/31/14         164                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11          9                 0               0               0
8/1/11 - 7/31/12         105                 2               0               0
8/1/12 - 7/31/13         116                 5               0               0
8/1/13 - 7/31/14          87                 1               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

The First Trust Mega Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mega Cap Index (the "Mega Cap Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mega Cap Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FMK."

The Mega Cap Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P(R) US BMI universe that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL                      CUMULATIVE
                                                                              TOTAL RETURNS                     TOTAL RETURNS
                                            1 Year Ended                   Inception (5/11/11)               Inception (5/11/11)
                                               7/31/14                         to 7/31/14                        to 7/31/14

FUND PERFORMANCE
NAV                                             15.54%                           10.59%                             38.30%
Market Price                                    15.54%                           10.59%                             38.29%

INDEX PERFORMANCE
Defined Mega Cap Index                          16.49%                           11.50%                             42.03%
S&P 100(R) Index                                16.33%                           14.62%                             55.21%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FMK's one-year NAV return of 15.54% underperformed the benchmark S&P 100(R) Index return of 16.33% by -0.79%. The Information Technology sector contributed 4.9% to the Fund's return to lead all other sectors. Information Technology companies made up 17.9% of the Fund's average weight and returned 29.7%. Apple, Inc. (+51.4%), Intel Corp. (+51.0), and Facebook, Inc. (+43.8%) were three of the Fund's top performers from the sector. The Energy sector was the second-best contributing sector with a 3.2% contribution. The sector's contribution was more a function of its large average weight (20.2%) as it had mediocre performance (+13.7%) relative to the other sectors during the period. The Materials sector was the best-performing sector with a 40.3% return, but its small allocation of 4.2% limited its contribution to 1.4%. The sector's performance was boosted by LyondellBasell Industries, which returned 46.3% while it was held in the Fund this period. On a relative basis, the Fund underperformed its benchmark. The Fund lost relative performance by being underweight the strong-performing Apple, Inc., and being overweight the weak-performing Express Scripts Holding Corp., which returned -9.1% while held in the Fund this period. The underperformance was muted by the previously mentioned Intel Corp. and LyondellBasell Industries, both of which the Fund was overweight relative to the benchmark.

----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Energy                                       25.17%
Information Technology                       18.33
Financials                                   12.74
Industrials                                   9.82
Consumer Discretionary                        9.38
Health Care                                   8.97
Materials                                     5.40
Consumer Staples                              5.11
Telecommunication Services                    3.37
Utilities                                     1.71
                                            -------
    Total                                   100.00%
                                            =======


----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JULY 31, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Intel Corp.                                   3.68%
AT&T, Inc.                                    3.37
Chevron Corp.                                 3.32
Exxon Mobil Corp.                             3.29
Halliburton Co.                               3.26
ConocoPhillips                                3.23
Occidental Petroleum Corp.                    3.19
Devon Energy Corp.                            3.19
Walgreen Co.                                  3.11
Schlumberger Ltd.                             3.08
                                            -------
  Total                                      32.72%
                                            =======

The Defined Mega Cap Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mega Cap Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Mega Cap AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK) (CONTINUED)

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           MAY 11, 2011 - JULY 31, 2014

                First Trust Mega Cap            Defined Mega            S&P 100(R)
                  AlphaDEX(R) Fund                Cap Index               Index
5/11/11              $10000                        $10000                $10000
7/31/11                9612                          9632                  9761
1/31/12                9571                          9631                 10120
7/31/12                9248                          9349                 10960
1/31/13               10467                         10619                 11784
7/31/13               11969                         12192                 13341
1/31/14               12545                         12827                 14108
7/31/14               13829                         14201                 15520


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 12, 2011 (commencement of trading) through July 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/12/11 - 7/31/11         33                 0               0               0
8/1/11 - 7/31/12         183                 0               0               0
8/1/12 - 7/31/13         128                 0               0               0
8/1/13 - 7/31/14         158                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/12/11 - 7/31/11         21                 0               0               0
8/1/11 - 7/31/12          70                 0               0               0
8/1/12 - 7/31/13         122                 0               0               0
8/1/13 - 7/31/14          94                 0               0               0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price at inception to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JULY 31, 2014 (UNAUDITED)

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund or First Trust Mega Cap AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2014.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------------
                                                                                             ANNUALIZED
                                                                                            EXPENSE RATIO     EXPENSE PAID
                                                     BEGINNING            ENDING            BASED ON THE       DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE          SIX-MONTH         SIX-MONTH
                                                 FEBRUARY 1, 2014      JULY 31, 2014         PERIOD (a)        PERIOD (b)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
Actual                                              $1,000.00           $1,096.30               0.64%             $3.33
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62               0.64%             $3.21

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
Actual                                              $1,000.00           $1,039.20               0.65%             $3.29
Hypothetical (5% return before expenses)            $1,000.00           $1,021.57               0.65%             $3.26

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
Actual                                              $1,000.00           $  999.20               0.66%             $3.27
Hypothetical (5% return before expenses)            $1,000.00           $1,021.52               0.66%             $3.31

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
Actual                                              $1,000.00           $1,112.30               0.64%             $3.35
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62               0.64%             $3.21

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
Actual                                              $1,000.00           $1,082.50               0.66%             $3.41
Hypothetical (5% return before expenses)            $1,000.00           $1,021.52               0.66%             $3.31

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JULY 31, 2014 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                             ANNUALIZED
                                                                                            EXPENSE RATIO     EXPENSE PAID
                                                     BEGINNING            ENDING            BASED ON THE       DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE          SIX-MONTH         SIX-MONTH
                                                 FEBRUARY 1, 2014      JULY 31, 2014         PERIOD (a)        PERIOD (b)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
Actual                                              $1,000.00           $1,077.00               0.70%             $3.60
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32               0.70%             $3.51

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
Actual                                              $1,000.00           $1,039.70               0.70%             $3.54
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32               0.70%             $3.51

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
Actual                                              $1,000.00           $1,056.60               0.70%             $3.57
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32               0.70%             $3.51

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
Actual                                              $1,000.00           $1,015.60               0.70%             $3.50
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32               0.70%             $3.51

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
Actual                                              $1,000.00           $1,022.70               0.70%             $3.51
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32               0.70%             $3.51

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
Actual                                              $1,000.00          $   970.80               0.70%             $3.42
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32               0.70%             $3.51

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
Actual                                              $1,000.00           $1,102.40               0.70%             $3.65
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32               0.70%             $3.51



(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (February 1, 2014 through July 31, 2014), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.0%
        8,126  Boeing (The) Co.               $      979,021
       35,967  General Dynamics Corp.              4,199,867
       11,131  Honeywell International, Inc.       1,022,160
       34,721  L-3 Communications Holdings,
                  Inc.                             3,644,316
        6,435  Lockheed Martin Corp.               1,074,452
       43,807  Northrop Grumman Corp.              5,400,089
       45,446  Raytheon Co.                        4,125,133
       13,241  Rockwell Collins, Inc.                970,168
       27,020  Textron, Inc.                         982,717
        8,963  United Technologies Corp.             942,459
                                              --------------
                                                  23,340,382
                                              --------------
               AIR FREIGHT & LOGISTICS
                  -- 0.5%
       47,472  Expeditors International of
                  Washington, Inc.                 2,049,841
       27,698  FedEx Corp.                         4,068,282
                                              --------------
                                                   6,118,123
                                              --------------
               AIRLINES -- 0.9%
      135,358  Delta Air Lines, Inc.               5,070,511
      195,123  Southwest Airlines Co.              5,518,078
                                              --------------
                                                  10,588,589
                                              --------------
               AUTO COMPONENTS -- 1.3%
       64,322  BorgWarner, Inc.                    4,004,044
       60,989  Delphi Automotive PLC               4,074,065
      150,927  Goodyear Tire & Rubber (The)
                  Co.                              3,798,833
       62,978  Johnson Controls, Inc.              2,975,081
                                              --------------
                                                  14,852,023
                                              --------------
               AUTOMOBILES -- 0.7%
      182,399  Ford Motor Co.                      3,104,431
      115,510  General Motors Co.                  3,906,548
       14,813  Harley-Davidson, Inc.                 915,740
                                              --------------
                                                   7,926,719
                                              --------------
               BANKS -- 2.0%
      136,398  Bank of America Corp.               2,080,070
       53,172  BB&T Corp.                          1,968,427
       89,020  Citigroup, Inc.                     4,353,968
       54,569  JPMorgan Chase & Co.                3,146,994
        8,344  M&T Bank Corp.                      1,013,796
       35,309  PNC Financial Services Group
                  (The), Inc.                      2,915,111
      197,397  Regions Financial Corp.             2,001,606
       25,815  SunTrust Banks, Inc.                  982,261
       23,882  U.S. Bancorp                        1,003,761
       39,889  Wells Fargo & Co.                   2,030,350
       35,103  Zions Bancorporation                1,011,668
                                              --------------
                                                  22,508,012
                                              --------------
               BEVERAGES -- 1.1%
       22,266  Brown-Forman Corp., Class B         1,929,349
       43,871  Coca-Cola Enterprises, Inc.         1,993,937


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BEVERAGES (CONTINUED)
       47,571  Constellation Brands, Inc.,
                  Class A (a)                 $    3,960,761
       53,685  Dr Pepper Snapple Group, Inc.       3,154,531
       28,268  Molson Coors Brewing Co.,
                  Class B                          1,908,938
                                              --------------
                                                  12,947,516
                                              --------------
               BIOTECHNOLOGY -- 1.3%
       20,129  Alexion Pharmaceuticals,
                  Inc. (a)                         3,200,310
        9,978  Biogen Idec, Inc. (a)               3,336,543
       36,621  Celgene Corp. (a)                   3,191,520
       50,573  Gilead Sciences, Inc. (a)           4,629,958
       10,917  Vertex Pharmaceuticals,
                  Inc. (a)                           970,631
                                              --------------
                                                  15,328,962
                                              --------------
               BUILDING PRODUCTS -- 0.1%
       46,589  Masco Corp.                           969,051
                                              --------------
               CAPITAL MARKETS -- 1.6%
       34,947  Ameriprise Financial, Inc.          4,179,661
       83,895  Bank of New York Mellon (The)
                  Corp.                            3,275,261
       17,891  Franklin Resources, Inc.              968,798
       25,041  Goldman Sachs Group (The),
                  Inc.                             4,328,838
       27,395  Invesco Ltd.                        1,030,874
       40,863  Legg Mason, Inc.                    1,938,949
       64,850  Morgan Stanley                      2,097,249
       15,382  State Street Corp.                  1,083,508
                                              --------------
                                                  18,903,138
                                              --------------
               CHEMICALS -- 3.6%
       24,451  Air Products & Chemicals, Inc.      3,226,310
       21,791  CF Industries Holdings, Inc.        5,455,159
      101,846  Dow Chemical (The) Co.              5,201,275
       15,813  E.I. du Pont de Nemours & Co.       1,016,934
       24,000  Eastman Chemical Co.                1,890,720
       28,244  Ecolab, Inc.                        3,065,321
       40,201  International Flavors &
                  Fragrances, Inc.                 4,059,899
       42,944  LyondellBasell Industries
                  N.V., Class A                    4,562,800
        8,300  Monsanto Co.                          938,647
       63,587  Mosaic (The) Co.                    2,931,997
       24,943  PPG Industries, Inc.                4,947,694
        7,793  Praxair, Inc.                         998,595
       10,132  Sherwin-Williams (The) Co.          2,089,522
       10,191  Sigma-Aldrich Corp.                 1,023,380
                                              --------------
                                                  41,408,253
                                              --------------
               COMMERCIAL SERVICES &
                  SUPPLIES -- 2.0%
      149,994  ADT (The) Corp.                     5,219,791
       49,493  Cintas Corp.                        3,098,262
      118,276  Iron Mountain, Inc.                 3,963,429
      151,807  Pitney Bowes, Inc.                  4,107,897
      110,422  Republic Services, Inc.             4,188,307
       68,955  Tyco International Ltd.             2,975,408
                                              --------------
                                                  23,553,094
                                              --------------


                        See Notes to Financial Statements                Page 31

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT
                  -- 1.2%
      168,733  Cisco Systems, Inc.            $    4,257,134
       37,631  F5 Networks, Inc. (a)               4,236,874
       27,677  Harris Corp.                        1,889,509
       42,151  Juniper Networks, Inc. (a)            992,235
       15,536  Motorola Solutions, Inc.              989,332
       13,069  QUALCOMM, Inc.                        963,185
                                              --------------
                                                  13,328,269
                                              --------------
               CONSTRUCTION & ENGINEERING
                  -- 0.8%
       27,259  Fluor Corp.                         1,986,364
       59,025  Jacobs Engineering Group,
                  Inc. (a)                         2,999,060
      121,243  Quanta Services, Inc. (a)           4,060,428
                                              --------------
                                                   9,045,852
                                              --------------
               CONSTRUCTION MATERIALS -- 0.1%
       16,219  Vulcan Materials Co.                1,023,905
                                              --------------
               CONSUMER FINANCE -- 0.9%
       10,896  American Express Co.                  958,848
       38,064  Capital One Financial Corp.         3,027,611
       33,817  Discover Financial Services         2,064,866
      236,747  Navient Corp.                       4,072,048
                                              --------------
                                                  10,123,373
                                              --------------
               CONTAINERS & PACKAGING -- 1.4%
       40,910  Avery Dennison Corp.                1,931,361
       83,618  Ball Corp.                          5,122,439
       77,338  Bemis Co., Inc.                     3,016,955
       71,044  MeadWestvaco Corp.                  2,969,639
       29,861  Owens-Illinois, Inc. (a)              931,365
       61,351  Sealed Air Corp.                    1,970,594
                                              --------------
                                                  15,942,353
                                              --------------
               DISTRIBUTORS -- 0.2%
       23,880  Genuine Parts Co.                   1,977,742
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.4%
        4,376  Graham Holdings Co., Class B        3,000,842
       62,537  H&R Block, Inc.                     2,009,314
                                              --------------
                                                   5,010,156
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.2%
       24,853  Berkshire Hathaway, Inc.,
                  Class B (a)                      3,117,312
       37,872  McGraw Hill Financial Inc.          3,038,092
       35,868  Moody's Corp.                       3,120,516
      108,571  NASDAQ OMX Group (The),
                  Inc.                             4,580,610
                                              --------------
                                                  13,856,530
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.4%
      148,218  AT&T, Inc.                     $    5,275,079
      115,819  CenturyLink, Inc.                   4,544,738
      717,951  Frontier Communications Corp.       4,702,579
       21,146  Verizon Communications, Inc.        1,066,181
                                              --------------
                                                  15,588,577
                                              --------------
               ELECTRIC UTILITIES -- 3.8%
       75,180  American Electric Power Co.,
                  Inc.                             3,908,608
       42,394  Duke Energy Corp.                   3,057,879
       54,123  Edison International                2,965,941
       63,849  Entergy Corp.                       4,650,123
      114,941  Exelon Corp.                        3,572,366
      120,768  FirstEnergy Corp.                   3,769,169
       20,451  NextEra Energy, Inc.                1,920,144
       66,528  Northeast Utilities                 2,920,579
      190,725  Pepco Holdings, Inc.                5,120,966
       72,490  Pinnacle West Capital Corp.         3,877,490
       59,009  PPL Corp.                           1,946,707
       46,202  Southern (The) Co.                  2,000,085
      130,090  Xcel Energy, Inc.                   4,006,772
                                              --------------
                                                  43,716,829
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.3%
       40,737  Eaton Corp. PLC                     2,766,857
        8,273  Rockwell Automation, Inc.             923,763
                                              --------------
                                                   3,690,620
                                              --------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.3%
       21,763  Amphenol Corp., Class A             2,092,948
      238,772  Corning, Inc.                       4,691,870
       29,786  FLIR Systems, Inc.                    991,278
      200,608  Jabil Circuit, Inc.                 4,004,135
       50,845  TE Connectivity Ltd.                3,146,797
                                              --------------
                                                  14,927,028
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 4.8%
       42,234  Baker Hughes, Inc.                  2,904,432
       15,283  Cameron International
                  Corp. (a)                        1,083,717
      105,600  Diamond Offshore Drilling,
                  Inc.                             4,941,024
       94,315  Ensco PLC, Class A                  4,777,055
       68,659  FMC Technologies, Inc. (a)          4,174,467
       73,800  Halliburton Co.                     5,091,462
       36,115  Helmerich & Payne, Inc.             3,837,580
      142,762  Nabors Industries Ltd.              3,877,416
       63,637  National Oilwell Varco, Inc.        5,157,142
      156,169  Noble Corp. PLC                     4,899,022
      164,142  Rowan Cos. PLC, Class A             5,009,614
       44,429  Schlumberger Ltd.                   4,815,659
      116,384  Transocean Ltd.                     4,694,931
                                              --------------
                                                  55,263,521
                                              --------------


Page 32                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD & STAPLES RETAILING
                  -- 1.5%
       41,718  CVS Caremark Corp.             $    3,185,586
       42,419  Kroger (The) Co.                    2,077,683
       61,056  Safeway, Inc.                       2,103,990
       27,624  Sysco Corp.                           985,900
       70,706  Walgreen Co.                        4,862,452
       27,920  Wal-Mart Stores, Inc.               2,054,353
       54,272  Whole Foods Market, Inc.            2,074,276
                                              --------------
                                                  17,344,240
                                              --------------
               FOOD PRODUCTS -- 2.2%
       47,524  Archer-Daniels-Midland Co.          2,205,113
      105,955  ConAgra Foods, Inc.                 3,192,424
       19,689  General Mills, Inc.                   987,403
       42,485  Hormel Foods Corp.                  1,922,871
       19,673  J.M. Smucker (The) Co.              1,960,218
       47,867  Kellogg Co.                         2,863,883
       42,061  Keurig Green Mountain, Inc.         5,017,036
       22,498  Mead Johnson Nutrition Co.          2,057,217
      139,613  Tyson Foods, Inc., Class A          5,195,000
                                              --------------
                                                  25,401,165
                                              --------------
               GAS UTILITIES -- 0.3%
       76,193  AGL Resources, Inc.                 3,934,607
                                              --------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 1.9%
       25,284  Abbott Laboratories                 1,064,962
       14,310  Baxter International, Inc.          1,068,814
       47,275  CareFusion Corp. (a)                2,070,172
       46,490  Covidien PLC                        4,021,850
       21,846  DENTSPLY International, Inc.        1,014,091
       48,851  Edwards Lifesciences Corp. (a)      4,408,803
       16,217  Medtronic, Inc.                     1,001,238
       30,276  St. Jude Medical, Inc.              1,973,692
       24,868  Stryker Corp.                       1,983,720
       30,281  Zimmer Holdings, Inc.               3,030,220
                                              --------------
                                                  21,637,562
                                              --------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 4.2%
       38,788  Aetna, Inc.                         3,007,234
       72,126  AmerisourceBergen Corp.             5,547,211
       45,597  Cigna Corp.                         4,105,554
       57,980  DaVita HealthCare Partners,
                  Inc. (a)                         4,084,111
       14,920  Express Scripts Holding
                  Co. (a)                          1,039,178
       24,618  Humana, Inc.                        2,896,308
       30,715  Laboratory Corp. of America
                  Holdings (a)                     3,184,838
       28,149  McKesson Corp.                      5,400,667
       26,179  Patterson Cos., Inc.                1,021,243
       89,308  Quest Diagnostics, Inc.             5,456,719
       89,330  Tenet Healthcare Corp. (a)          4,713,944
       38,464  UnitedHealth Group, Inc.            3,117,507
       38,962  WellPoint, Inc.                     4,278,417
                                              --------------
                                                  47,852,931
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.7%
       83,527  Carnival Corp.                 $    3,025,348
        5,308  Chipotle Mexican Grill,
                  Inc. (a)                         3,569,630
       45,308  Darden Restaurants, Inc.            2,118,149
       81,757  Marriott International, Inc.,
                  Class A                          5,290,495
       20,809  McDonald's Corp.                    1,967,699
       27,687  Wyndham Worldwide Corp.             2,091,753
        4,978  Wynn Resorts Ltd.                   1,061,310
                                              --------------
                                                  19,124,384
                                              --------------
               HOUSEHOLD DURABLES -- 2.1%
      127,934  D.R. Horton, Inc.                   2,648,234
       51,638  Garmin Ltd.                         2,842,156
       48,793  Harman International
                  Industries, Inc.                 5,296,480
       74,915  Lennar Corp., Class A               2,714,170
       15,147  Mohawk Industries, Inc. (a)         1,889,891
      259,976  PulteGroup, Inc.                    4,588,576
       30,125  Whirlpool Corp.                     4,297,030
                                              --------------
                                                  24,276,537
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.1%
       13,167  Procter & Gamble (The) Co.          1,018,072
                                              --------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.2%
       56,360  NRG Energy, Inc.                    1,744,906
                                              --------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.4%
        7,229  3M Co.                              1,018,494
       79,778  General Electric Co.                2,006,417
       14,359  Roper Industries, Inc.              2,068,701
                                              --------------
                                                   5,093,612
                                              --------------
               INSURANCE -- 4.9%
       50,543  ACE Ltd.                            5,059,354
       50,520  Aflac, Inc.                         3,018,065
       53,545  Allstate (The) Corp.                3,129,705
       96,022  American International Group,
                  Inc.                             4,991,224
       23,276  Aon PLC                             1,963,563
       63,964  Assurant, Inc.                      4,052,759
       45,485  Chubb (The) Corp.                   3,944,004
       21,526  Cincinnati Financial Corp.            990,627
      120,483  Genworth Financial, Inc.,
                  Class A (a)                      1,578,327
       58,545  Hartford Financial Services
                  Group (The), Inc.                1,999,897
       61,137  Lincoln National Corp.              3,202,967
       40,457  Marsh & McLennan Cos., Inc.         2,054,002
       62,297  Principal Financial Group, Inc.     3,094,915
       82,665  Progressive (The) Corp.             1,937,668
       38,386  Torchmark Corp.                     2,024,478
       55,722  Travelers (The) Cos., Inc.          4,990,462
      120,618  Unum Group                          4,140,816


                        See Notes to Financial Statements                Page 33

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
      128,098  XL Group PLC                   $    4,129,880
                                              --------------
                                                  56,302,713
                                              --------------
               INTERNET & CATALOG RETAIL
                  -- 1.3%
       53,238  Expedia, Inc.                       4,228,162
       11,890  Netflix, Inc. (a)                   5,026,141
          866  Priceline Group (The),
                  Inc. (a)                         1,075,961
       48,226  TripAdvisor, Inc. (a)               4,573,754
                                              --------------
                                                  14,904,018
                                              --------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.8%
       68,670  Akamai Technologies, Inc. (a)       4,052,904
       77,885  Facebook, Inc., Class A (a)         5,658,345
                                              --------------
                                                   9,711,249
                                              --------------
               IT SERVICES -- 2.3%
       11,181 Alliance Data Systems Corp. (a) 2,932,664 21,155 Cognizant Technology Solutions
                  Corp., Class A (a)               1,037,653
       82,935  Computer Sciences Corp.             5,174,315
       34,752  Fiserv, Inc. (a)                    2,143,156
       17,355  International Business
                  Machines Corp.                   3,326,433
      104,304  Teradata Corp. (a)                  4,397,456
       32,936  Total System Services, Inc.         1,053,952
       59,656  Western Union (The) Co.             1,042,190
      421,299  Xerox Corp.                         5,586,425
                                              --------------
                                                  26,694,244
                                              --------------
               LEISURE PRODUCTS -- 0.3%
       19,506  Hasbro, Inc.                          974,520
       80,687  Mattel, Inc.                        2,858,337
                                              --------------
                                                   3,832,857
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.4%
       67,136  PerkinElmer, Inc.                   3,103,026
        8,759  Thermo Fisher Scientific, Inc.      1,064,218
                                              --------------
                                                   4,167,244
                                              --------------
               MACHINERY -- 2.3%
       19,288  Caterpillar, Inc.                   1,943,266
       20,377  Cummins, Inc.                       2,840,350
       46,306  Deere & Co.                         3,941,104
       34,577  Dover Corp.                         2,965,323
       11,811  Illinois Tool Works, Inc.             972,872
       34,046  Joy Global, Inc.                    2,017,566
       16,466  PACCAR, Inc.                        1,025,338
       16,669  Parker Hannifin Corp.               1,916,102
       14,344  Pentair PLC                           919,020
       17,685  Snap-on, Inc.                       2,125,737
       23,875  Stanley Black & Decker, Inc.        2,087,869
      107,284  Xylem, Inc.                         3,786,052
                                              --------------
                                                  26,540,599
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MEDIA -- 2.1%
       39,050  Comcast Corp., Class A         $    2,098,156
       61,657  DIRECTV (a)                         5,305,585
       33,038  Gannett Co., Inc.                   1,081,003
      214,904  Interpublic Group of Cos.
                  (The), Inc.                      4,235,758
       57,657  News Corp., Class A (a)             1,017,646
       21,348  Time Warner Cable, Inc.             3,097,595
       44,764  Time Warner, Inc.                   3,716,307
       36,679  Walt Disney (The) Co.               3,149,993
                                              --------------
                                                  23,702,043
                                              --------------
               METALS & MINING -- 0.6%
      143,584  Freeport-McMoRan, Inc.              5,344,197
       20,997  Nucor Corp.                         1,054,469
                                              --------------
                                                   6,398,666
                                              --------------
               MULTILINE RETAIL -- 1.9%
       54,825  Dollar General Corp. (a)            3,027,985
       31,689  Family Dollar Stores, Inc.          2,368,753
       99,494  Kohl's Corp.                        5,326,909
       72,272  Macy's, Inc.                        4,176,599
       46,295  Nordstrom, Inc.                     3,205,003
       72,357  Target Corp.                        4,311,753
                                              --------------
                                                  22,417,002
                                              --------------
               MULTI-UTILITIES -- 3.6%
      102,558  Ameren Corp.                        3,943,355
       82,084  CenterPoint Energy, Inc.            1,996,283
      100,945  CMS Energy Corp.                    2,920,339
       90,765  Consolidated Edison, Inc.           5,091,009
       53,844  DTE Energy Co.                      3,974,764
       44,210  Integrys Energy Group, Inc.         2,898,408
       53,290  NiSource, Inc.                      2,007,967
       87,317  PG&E Corp.                          3,900,450
      102,793  Public Service Enterprise
                  Group, Inc.                      3,615,230
       77,916  SCANA Corp.                         3,964,366
        9,886  Sempra Energy                         985,733
      226,890  TECO Energy, Inc.                   3,961,499
       44,683  Wisconsin Energy Corp.              1,947,285
                                              --------------
                                                  41,206,688
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 10.6%
       47,879  Anadarko Petroleum Corp.            5,115,871
       52,092  Apache Corp.                        5,347,765
      178,272  Chesapeake Energy Corp.             4,701,033
       40,141  Chevron Corp.                       5,187,823
       36,540  Cimarex Energy Co.                  5,079,791
       61,139  ConocoPhillips                      5,043,967
      283,919  Denbury Resources, Inc.             4,812,427
       52,805  Devon Energy Corp.                  3,986,777
       44,847  EOG Resources, Inc.                 4,908,056
       39,229  EQT Corp.                           3,680,465
       52,062  Exxon Mobil Corp.                   5,151,014
       52,992  Hess Corp.                          5,245,148
       28,535  Kinder Morgan, Inc.                 1,026,689


Page 34                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
      131,284  Marathon Oil Corp.             $    5,087,255
       67,133  Marathon Petroleum Corp.            5,604,263
       78,838  Murphy Oil Corp.                    4,898,205
      118,568  Newfield Exploration Co. (a)        4,778,290
       40,594  Noble Energy, Inc.                  2,699,095
       51,070  Occidental Petroleum Corp.          4,990,050
      128,228  Peabody Energy Corp.                1,945,219
       52,133  Phillips 66                         4,228,508
       22,809  Pioneer Natural Resources Co.       5,051,281
      121,531  QEP Resources, Inc.                 4,016,599
       92,172  Southwestern Energy Co. (a)         3,740,340
       98,699  Spectra Energy Corp.                4,038,763
       53,606  Tesoro Corp.                        3,298,913
      104,607  Valero Energy Corp.                 5,314,036
       54,016  Williams (The) Cos., Inc.           3,058,926
                                              --------------
                                                 122,036,569
                                              --------------
               PAPER & FOREST PRODUCTS
                  -- 0.2%
       42,132  International Paper Co.             2,001,270
                                              --------------
               PERSONAL PRODUCTS -- 0.1%
       13,928  Estee Lauder (The) Cos., Inc.,
                  Class A                          1,023,151
                                              --------------
               PHARMACEUTICALS -- 2.4%
       18,322  AbbVie, Inc.                          958,974
       23,494  Actavis PLC (a)                     5,033,824
       30,970  Allergan, Inc.                      5,136,684
       50,583  Eli Lilly & Co.                     3,088,598
       81,618  Hospira, Inc. (a)                   4,527,350
       20,045  Johnson & Johnson                   2,006,304
       60,983  Mylan, Inc. (a)                     3,010,731
      141,267  Pfizer, Inc.                        4,054,363
                                              --------------
                                                  27,816,828
                                              --------------
               PROFESSIONAL SERVICES -- 0.8%
       14,264  Equifax, Inc.                       1,085,348
       64,960  Nielsen N.V.                        2,995,306
      109,784  Robert Half International,
                  Inc.                             5,340,991
                                              --------------
                                                   9,421,645
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 1.4%
       34,955  American Tower Corp.                3,299,402
       14,749  AvalonBay Communities, Inc.         2,184,032
        8,746  Boston Properties, Inc.             1,044,710
       33,270  Equity Residential                  2,150,905
       11,333  Essex Property Trust, Inc.          2,148,397
       16,506  Health Care REIT, Inc.              1,050,277
       46,995  Host Hotels & Resorts, Inc.         1,021,671
       45,007  Kimco Realty Corp.                  1,007,257
       31,408  Macerich (The) Co.                  2,041,834
                                              --------------
                                                  15,948,485
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.4%
      163,580  CBRE Group, Inc., Class A (a)  $    5,044,807
                                              --------------
               ROAD & RAIL -- 0.9%
      102,057  CSX Corp.                           3,053,545
       20,345  Norfolk Southern Corp.              2,068,273
       35,698  Ryder System, Inc.                  3,074,669
       21,010  Union Pacific Corp.                 2,065,493
                                              --------------
                                                  10,261,980
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.1%
       19,133  Analog Devices, Inc.                  949,571
      232,418  Applied Materials, Inc.             4,871,481
       72,715  Avago Technologies Ltd.             5,044,967
       29,496  First Solar, Inc. (a)               1,861,492
      169,610  Intel Corp.                         5,748,083
       77,561  Lam Research Corp.                  5,429,270
       42,957  Microchip Technology, Inc.          1,933,924
      159,054  Micron Technology, Inc. (a)         4,859,100
      169,610  NVIDIA Corp.                        2,968,175
       21,651  Texas Instruments, Inc.             1,001,359
       21,864  Xilinx, Inc.                          899,266
                                              --------------
                                                  35,566,688
                                              --------------
               SOFTWARE -- 2.1%
       28,966  Adobe Systems, Inc. (a)             2,001,840
       55,781  Autodesk, Inc. (a)                  2,975,917
      182,358  CA, Inc.                            5,266,499
      116,885  Electronic Arts, Inc. (a)           3,927,336
       12,844  Intuit, Inc.                        1,052,823
       24,814  Microsoft Corp.                     1,070,972
       77,595  Oracle Corp.                        3,134,062
       36,100  salesforce.com, Inc. (a)            1,958,425
      137,326  Symantec Corp.                      3,249,133
                                              --------------
                                                  24,637,007
                                              --------------
               SPECIALTY RETAIL -- 3.9%
        3,904  AutoZone, Inc. (a)                  2,018,485
      169,010  Best Buy Co., Inc.                  5,024,667
       80,612  CarMax, Inc. (a)                    3,934,672
      129,505  GameStop Corp., Class A             5,435,325
       75,648  Gap (The), Inc.                     3,034,241
       17,633  L Brands, Inc.                      1,022,185
       21,548  Lowe's Cos., Inc.                   1,031,072
       20,878  O'Reilly Automotive, Inc. (a)       3,131,700
       70,122  PetSmart, Inc.                      4,778,113
      483,489  Staples, Inc.                       5,603,637
       41,816  Tiffany & Co.                       4,081,660
      154,779  Urban Outfitters, Inc. (a)          5,530,254
                                              --------------
                                                  44,626,011
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.8%
       45,124  Apple, Inc.                         4,312,501
      119,386  EMC Corp.                           3,498,010
      155,614  Hewlett-Packard Co.                 5,541,414


                        See Notes to Financial Statements                Page 35

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS (CONTINUED)
       57,409  NetApp, Inc.                   $    2,229,766
       50,185  SanDisk Corp.                       4,602,466
       11,207  Western Digital Corp.               1,118,795
                                              --------------
                                                  21,302,952
                                              --------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.5%
      153,298  Coach, Inc.                         5,297,979
       23,642  Michael Kors Holdings Ltd. (a)      1,926,350
       13,338  NIKE, Inc., Class B                 1,028,760
       19,574  Ralph Lauren Corp.                  3,050,804
       70,476  Under Armour, Inc.,
                  Class A (a)                      4,704,273
       16,422  VF Corp.                            1,006,176
                                              --------------
                                                  17,014,342
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.1%
       68,189  People's United Financial,
                  Inc.                               990,104
                                              --------------
               TOBACCO -- 0.7%
       24,660  Altria Group, Inc.                  1,001,196
       68,768  Lorillard, Inc.                     4,159,088
       12,269  Philip Morris International,
                  Inc.                             1,006,181
       34,735  Reynolds American, Inc.             1,939,950
                                              --------------
                                                   8,106,415
                                              --------------
               TOTAL COMMON STOCKS --
                  100.0%                       1,151,042,210
               (Cost $1,075,579,430)

               MONEY MARKET FUNDS -- 0.0%
      553,570  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.03% (b)                  553,570
               (Cost $553,570)                --------------

               TOTAL INVESTMENTS -- 100.0%     1,151,595,780
               (Cost $1,076,133,000) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%              (53,661)
                                              --------------
               NET ASSETS -- 100.0%           $1,151,542,119
                                              ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of July 31, 2014.

(c) Aggregate cost for federal income tax purposes is $1,087,152,537. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $82,634,212 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $18,190,969.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*       $ 1,151,042,210  $    --       $    --
Money Market
   Funds                     553,570       --            --
                     ---------------------------------------
Total Investments    $ 1,151,595,780  $    --       $    --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.


Page 36                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.6%
       37,560  Alliant Techsystems, Inc.      $    4,880,171
       32,633  B/E Aerospace, Inc. (a)             2,778,374
       26,218  Esterline Technologies
                  Corp. (a)                        2,845,964
      296,254  Exelis, Inc.                        4,988,917
       31,910  Huntington Ingalls Industries,
                  Inc.                             2,901,257
       57,642  Triumph Group, Inc.                 3,651,621
                                              --------------
                                                  22,046,304
                                              --------------
               AIRLINES -- 1.0%
      105,846  Alaska Air Group, Inc.              4,654,048
      370,908  JetBlue Airways Corp. (a)           3,976,134
                                              --------------
                                                   8,630,182
                                              --------------
               AUTOMOBILES -- 0.2%
       35,382  Thor Industries, Inc.               1,874,184
                                              --------------
               BANKS -- 3.5%
       21,638  Commerce Bancshares, Inc.             975,008
      460,449  First Niagara Financial Group,
                  Inc.                             3,959,862
      101,884  FirstMerit Corp.                    1,793,159
      243,601  Fulton Financial Corp.              2,762,435
       56,972  Hancock Holding Co.                 1,848,172
      111,789  International Bancshares Corp.      2,833,851
       23,308  PacWest Bancorp                       971,244
       16,070  Prosperity Bancshares, Inc.           934,149
       23,918  Signature Bank (a)                  2,735,980
       17,256  SVB Financial Group (a)             1,881,249
      122,921  TCF Financial Corp.                 1,943,381
      122,249  Trustmark Corp.                     2,815,395
      203,043  Valley National Bancorp (b)         1,945,152
       95,693  Webster Financial Corp.             2,743,518
                                              --------------
                                                  30,142,555
                                              --------------
               BIOTECHNOLOGY -- 0.1%
       14,407  Cubist Pharmaceuticals,
                  Inc. (a)                           877,386
                                              --------------
               BUILDING PRODUCTS -- 0.4%
       40,582  A.O. Smith Corp.                    1,895,179
       22,464  Lennox International, Inc.          1,916,629
                                              --------------
                                                   3,811,808
                                              --------------
               CAPITAL MARKETS -- 0.5%
        4,896  Affiliated Managers Group,
                  Inc. (a)                           975,528
      161,230  Janus Capital Group, Inc.           1,836,410
       19,830  Raymond James Financial, Inc.       1,010,338
       16,073  Waddell & Reed Financial,
                  Inc., Class A                      848,494
                                              --------------
                                                   4,670,770
                                              --------------
               CHEMICALS -- 4.5%
       42,212  Albemarle Corp.                     2,589,284
       37,010  Ashland, Inc.                       3,873,096
       69,397  Cabot Corp.                         3,635,709


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CHEMICALS (CONTINUED)
       38,173  Cytec Industries, Inc.         $    3,849,747
       30,681  Minerals Technologies, Inc.         1,781,646
        5,131  NewMarket Corp.                     1,985,697
      186,868  Olin Corp.                          4,965,083
      119,374  PolyOne Corp.                       4,530,243
      129,819  Rayonier Advanced Materials,
                  Inc. (a)                         4,213,925
       87,143  RPM International, Inc.             3,849,978
       17,694  Scotts Miracle-Gro (The) Co.,
                  Class A                            941,321
       18,055  Sensient Technologies Corp.           947,887
       26,412  Valspar (The) Corp.                 1,982,221
                                              --------------
                                                  39,145,837
                                              --------------
               COMMERCIAL SERVICES &
                  SUPPLIES -- 1.9%
      200,975  Civeo Corp. (a)                     5,104,765
       15,659  Clean Harbors, Inc. (a)               902,428
       68,698  Deluxe Corp.                        3,779,077
       33,271  Herman Miller, Inc.                   972,844
       25,727  HNI Corp.                             909,192
       17,500  MSA Safety, Inc.                      906,150
       59,318  R.R. Donnelley & Sons Co.           1,029,761
       62,169  Waste Connections, Inc.             2,943,080
                                              --------------
                                                  16,547,297
                                              --------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.9%
       44,595  ADTRAN, Inc.                          991,793
      154,641  ARRIS Group, Inc. (a)               5,284,083
       46,451  Ciena Corp. (a)                       907,188
       21,048  InterDigital, Inc.                    928,006
      242,042  JDS Uniphase Corp. (a)              2,873,039
       62,816  Plantronics, Inc.                   2,950,467
      146,302  Riverbed Technology, Inc. (a)       2,618,806
                                              --------------
                                                  16,553,382
                                              --------------
               CONSTRUCTION & ENGINEERING
                  -- 1.3%
      156,222  AECOM Technology Corp. (a)          5,303,737
      109,717  URS Corp.                           6,283,492
                                              --------------
                                                  11,587,229
                                              --------------
               CONSTRUCTION MATERIALS -- 0.8%
       42,688  Eagle Materials, Inc.               3,876,924
       22,856  Martin Marietta Materials,
                  Inc.                             2,839,401
                                              --------------
                                                   6,716,325
                                              --------------
               CONTAINERS & PACKAGING -- 2.4%
       45,039  AptarGroup, Inc.                    2,751,883
       73,760  Greif, Inc., Class A                3,701,277
       70,366  Packaging Corp. of America          4,655,414
       47,640  Rock-Tenn Co., Class A              4,736,845
       39,591  Silgan Holdings, Inc.               1,948,669
       68,706  Sonoco Products Co.                 2,689,153
                                              --------------
                                                  20,483,241
                                              --------------


                        See Notes to Financial Statements                Page 37

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DISTRIBUTORS -- 0.1%
       37,696  LKQ Corp. (a)                  $      985,939
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.0%
      128,780  Apollo Education Group,
                  Inc. (a)                         3,596,826
       71,288  DeVry Education Group, Inc.         2,849,381
       97,115  Service Corp. International         2,039,415
                                              --------------
                                                   8,485,622
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.2%
       43,885  MSCI, Inc. (a)                      1,985,796
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.5%
       99,837  tw telecom, Inc. (a)                4,067,359
                                              --------------
               ELECTRIC UTILITIES -- 2.7%
       34,131  Cleco Corp.                         1,902,462
      187,216  Great Plains Energy, Inc.           4,641,084
      158,936  Hawaiian Electric Industries,
                  Inc. (b)                         3,754,068
       69,591  IDACORP, Inc.                       3,726,598
       51,486  OGE Energy Corp.                    1,850,922
      137,212  PNM Resources, Inc.                 3,519,488
      105,377  Westar Energy, Inc.                 3,797,787
                                              --------------
                                                  23,192,409
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.9%
       36,386  Acuity Brands, Inc.                 3,903,126
       16,339  Hubbell, Inc., Class B              1,910,683
       25,611  Regal-Beloit Corp.                  1,800,197
                                              --------------
                                                   7,614,006
                                              --------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.6%
       66,618  Arrow Electronics, Inc. (a)         3,860,513
      113,529  Avnet, Inc.                         4,805,682
      137,771  Ingram Micro, Inc.,
                  Class A (a)                      3,954,028
      130,915  Knowles Corp. (a)                   3,807,008
       64,367  Tech Data Corp. (a)                 4,041,604
       27,228  Trimble Navigation Ltd. (a)           841,345
      324,752  Vishay Intertechnology, Inc.        4,783,597
       61,110  Zebra Technologies Corp.,
                  Class A (a)                      4,893,078
                                              --------------
                                                  30,986,855
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 3.7%
       95,855  Atwood Oceanics, Inc. (a)           4,615,418
       26,113  CARBO Ceramics, Inc.                3,252,113
       31,574  Dresser-Rand Group, Inc. (a)        1,878,969
      191,196  Helix Energy Solutions Group,
                  Inc. (a)                         4,862,114
       25,756  Oceaneering International,
                  Inc.                             1,749,090
      143,971  Patterson-UTI Energy, Inc.          4,945,404


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                  (CONTINUED)
       55,679  Superior Energy Services, Inc. $    1,870,814
       89,586  Tidewater, Inc.                     4,234,730
       73,085  Unit Corp. (a)                      4,629,935
                                              --------------
                                                  32,038,587
                                              --------------
               FOOD & STAPLES RETAILING
                  -- 0.8%
      611,975  SUPERVALU, Inc. (a)                 5,611,811
       15,452  United Natural Foods, Inc. (a)        905,796
                                              --------------
                                                   6,517,607
                                              --------------
               FOOD PRODUCTS -- 2.2%
      285,981  Dean Foods Co.                      4,381,229
       95,456  Flowers Foods, Inc.                 1,822,255
       22,677  Hain Celestial Group (The),
                  Inc. (a)                         1,938,884
       53,631  Ingredion, Inc.                     3,948,851
       10,572  Lancaster Colony Corp.                923,464
       34,177  Tootsie Roll Industries,
                  Inc. (b)                           899,880
      155,404  WhiteWave Foods (The) Co. (a)       4,629,485
                                              --------------
                                                  18,544,048
                                              --------------
               GAS UTILITIES -- 1.7%
       56,520  Atmos Energy Corp.                  2,731,046
       51,395  National Fuel Gas Co.               3,541,630
      133,257  ONE Gas, Inc.                       4,797,252
       40,566  Questar Corp.                         902,188
       59,769  UGI Corp.                           2,901,187
                                              --------------
                                                  14,873,303
                                              --------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 2.9%
       35,908  Align Technology, Inc. (a)          1,946,573
       22,267  Cooper (The) Cos., Inc.             3,582,315
       24,235  Hill-Rom Holdings, Inc.               954,859
      119,062  Hologic, Inc. (a)                   3,103,946
       30,131  IDEXX Laboratories, Inc. (a)        3,750,707
       39,743  ResMed, Inc. (b)                    2,056,303
       36,605  Sirona Dental Systems,
                  Inc. (a)                         2,935,721
       75,248  STERIS Corp.                        3,828,618
       19,054  Teleflex, Inc.                      2,052,878
       28,861  Thoratec Corp. (a)                    937,982
                                              --------------
                                                  25,149,902
                                              --------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 3.7%
       66,527  Community Health Systems,
                  Inc. (a)                         3,173,338
       24,218  Health Net, Inc. (a)                  997,540
       16,957  Henry Schein, Inc. (a)              1,971,251
       64,807  LifePoint Hospitals, Inc. (a)       4,647,958
       51,907  MEDNAX, Inc. (a)                    3,071,856
       60,454  Omnicare, Inc.                      3,778,375
       88,823  Owens & Minor, Inc.                 2,939,153


Page 38                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS &
                  SERVICES (CONTINUED)
       52,535  Universal Health Services,
                  Inc., Class B               $    5,600,231
       86,015  VCA, Inc. (a)                       3,207,500
       40,427  WellCare Health Plans,
                  Inc. (a)                         2,521,836
                                              --------------
                                                  31,909,038
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.5%
       20,681  Brinker International, Inc.           927,336
       43,344  Cheesecake Factory (The), Inc.      1,858,591
       13,762  Domino's Pizza, Inc.                  990,864
      126,472  International Game Technology       2,141,171
       90,694  International Speedway Corp.,
                  Class A                          2,749,842
      103,212  Life Time Fitness, Inc. (a)         4,061,392
                                              --------------
                                                  12,729,196
                                              --------------
               HOUSEHOLD DURABLES -- 1.9%
       33,905  Jarden Corp. (a)                    1,895,289
      166,073  M.D.C. Holdings, Inc.               4,478,989
        3,496  NVR, Inc. (a)                       3,938,104
       84,263  Tempur Sealy International,
                  Inc. (a)                         4,610,029
       54,528  Toll Brothers, Inc. (a)             1,782,520
                                              --------------
                                                  16,704,931
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.3%
       24,735  Energizer Holdings, Inc.            2,838,589
                                              --------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.2%
       23,228  Carlisle Cos., Inc.                 1,858,705
                                              --------------
               INSURANCE -- 6.9%
       11,483  Alleghany Corp. (a)                 4,752,239
       67,569  American Financial Group, Inc.      3,783,188
       21,587  Arthur J. Gallagher & Co.             971,415
      110,755  Aspen Insurance Holdings Ltd.       4,431,308
       98,282  Brown & Brown, Inc.                 3,025,120
       31,343  Everest Re Group, Ltd.              4,886,687
      144,813  First American Financial Corp.      3,930,225
       74,728  FNF Group (a)                       2,025,876
       63,724  Hanover Insurance Group (The),
                  Inc.                             3,683,884
       82,231  HCC Insurance Holdings, Inc.        3,838,543
      109,178  Kemper Corp.                        3,778,651
       42,777  Mercury General Corp.               2,105,484
      121,656  Old Republic International
                  Corp.                            1,750,630
       29,021  Protective Life Corp.               2,013,477
       25,503  Reinsurance Group of America,
                  Inc.                             2,046,871
       47,012  RenaissanceRe Holdings Ltd.         4,598,244
       62,881  StanCorp Financial Group, Inc.      3,794,239
       86,903  W. R. Berkley Corp.                 3,876,743
                                              --------------
                                                  59,292,824
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INTERNET & CATALOG RETAIL
                  -- 0.2%
       33,967  HSN, Inc.                      $    1,898,416
                                              --------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.7%
       75,854  AOL, Inc. (a)                       2,924,171
       14,365  Equinix, Inc. (a)                   3,081,580
                                              --------------
                                                   6,005,751
                                              --------------
               IT SERVICES -- 2.1%
       96,645  Broadridge Financial
                  Solutions, Inc.                  3,901,559
       46,926  Convergys Corp.                       909,895
       54,581  DST Systems, Inc.                   4,916,111
       14,267  Gartner, Inc. (a)                     976,148
       41,432  Global Payments, Inc.               2,869,995
       16,930  Jack Henry & Associates, Inc.         987,865
       28,756  WEX, Inc. (a)                       3,103,347
                                              --------------
                                                  17,664,920
                                              --------------
               LEISURE PRODUCTS -- 0.1%
        7,727  Polaris Industries, Inc.            1,140,042
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.4%
        8,406  Bio-Rad Laboratories, Inc.,
                  Class A (a)                        966,606
        3,976  Mettler-Toledo International,
                  Inc. (a)                         1,022,389
       10,869  Techne Corp.                        1,014,295
                                              --------------
                                                   3,003,290
                                              --------------
               MACHINERY -- 5.7%
       89,477  AGCO Corp.                          4,358,425
       32,535  CLARCOR, Inc.                       1,929,651
       27,062  Crane Co.                           1,856,724
       23,774  Donaldson Co., Inc.                   922,193
       12,886  Graco, Inc.                           955,497
       37,779  Harsco Corp.                          954,675
       37,383  IDEX Corp.                          2,834,379
      104,585  ITT Corp.                           4,807,772
       65,218  Kennametal, Inc.                    2,757,417
       12,547  Nordson Corp.                         943,158
       72,471  Oshkosh Corp.                       3,349,610
       46,489  SPX Corp.                           4,608,455
       24,479  Terex Corp.                           844,770
       62,150  Timken (The) Co.                    2,753,245
      115,058  Trinity Industries, Inc.            5,021,131
       26,485  Valmont Industries, Inc.            3,857,010
       36,542  Wabtec Corp.                        2,948,209
       60,149  Woodward, Inc.                      3,005,044
                                              --------------
                                                  48,707,365
                                              --------------
               MARINE -- 0.5%
       34,355  Kirby Corp. (a)                     4,000,983
                                              --------------
               MEDIA -- 1.9%
      113,812  Cinemark Holdings, Inc.             3,733,034


                      See Notes to Financial Statements               Page 39

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
       33,212  John Wiley & Sons, Inc.,
                  Class A                     $    1,995,709
      203,742  Live Nation Entertainment,
                  Inc. (a)                         4,728,852
       41,606  Meredith Corp.                      1,910,547
      166,160  Time, Inc. (a)                      4,004,456
                                              --------------
                                                  16,372,598
                                              --------------
               METALS & MINING -- 2.8%
       31,816  Carpenter Technology Corp.          1,722,518
      334,247  Cliffs Natural Resources,
                  Inc. (b)                         5,832,610
       58,122  Commercial Metals Co.               1,002,023
       42,036  Compass Minerals
                  International, Inc.              3,615,937
       54,599  Reliance Steel & Aluminum Co.       3,726,382
      224,195  Steel Dynamics, Inc.                4,755,176
       93,502  Worthington Industries, Inc.        3,576,452
                                              --------------
                                                  24,231,098
                                              --------------
               MULTILINE RETAIL -- 0.3%
       66,044  Big Lots, Inc.                      2,889,425
                                              --------------
               MULTI-UTILITIES -- 1.3%
       49,594  Alliant Energy Corp.                2,802,061
       49,168  Black Hills Corp.                   2,591,645
       85,991  MDU Resources Group, Inc.           2,709,576
       71,019  Vectren Corp.                       2,705,114
                                              --------------
                                                  10,808,396
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.6%
       75,137  Bill Barrett Corp. (a)              1,804,039
       56,595  Energen Corp.                       4,619,850
      115,141  HollyFrontier Corp.                 5,412,779
       73,371  Rosetta Resources, Inc. (a)         3,747,057
       47,853  SM Energy Co.                       3,758,375
       40,872  World Fuel Services Corp.           1,755,452
       42,079  WPX Energy, Inc. (a)                  865,565
                                              --------------
                                                  21,963,117
                                              --------------
               PAPER & FOREST PRODUCTS
                  -- 0.8%
      117,395  Domtar Corp.                        4,216,828
      200,949  Louisiana-Pacific Corp. (a)         2,720,850
                                              --------------
                                                   6,937,678
                                              --------------
               PHARMACEUTICALS -- 0.6%
       40,782  Salix Pharmaceuticals Ltd. (a)      5,379,554
                                              --------------
               PROFESSIONAL SERVICES -- 0.4%
       53,201  FTI Consulting, Inc. (a)            1,966,309
       23,716  Manpowergroup, Inc.                 1,847,239
                                              --------------
                                                   3,813,548
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 3.6%
       91,879  Corrections Corp. of America        2,960,341
       55,402  Duke Realty Corp.                     996,682


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS
                  (CONTINUED)
       75,573  Extra Space Storage, Inc.      $    3,909,391
        8,317  Federal Realty Investment
                  Trust                            1,015,506
       47,965  Highwoods Properties, Inc.          2,017,888
       32,308  Kilroy Realty Corp.                 1,997,927
       26,525  Liberty Property Trust                932,884
       27,545  Mid-America Apartment
                  Communities, Inc.                1,925,946
       81,885  OMEGA Healthcare Investors,
                  Inc. (b)                         2,992,078
      113,203  Rayonier, Inc.                      3,855,694
       18,068  Regency Centers Corp.                 982,177
       41,421  Senior Housing Properties
                  Trust                              946,884
       26,542  Taubman Centers, Inc.               1,952,430
       35,139  UDR, Inc.                           1,021,842
       53,687  Washington Prime Group,
                  Inc. (a)                         1,014,147
       61,271  Weingarten Realty Investors         2,016,429
                                              --------------
                                                  30,538,246
                                              --------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.2%
       15,921  Jones Lang LaSalle, Inc.            1,969,428
                                              --------------
               ROAD & RAIL -- 2.4%
       99,787  Con-way, Inc.                       4,924,489
       28,748  Genesee & Wyoming, Inc.,
                  Class A (a)                      2,867,038
       13,636  J.B. Hunt Transport Services,
                  Inc.                             1,053,517
       47,162  Landstar System, Inc.               3,118,823
       78,993  Old Dominion Freight Line,
                  Inc. (a)                         5,014,476
      151,802  Werner Enterprises, Inc.            3,731,293
                                              --------------
                                                  20,709,636
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.9%
      720,350  Advanced Micro Devices,
                  Inc. (a) (b)                     2,816,569
      322,117  Atmel Corp. (a)                     2,641,359
       64,495  Fairchild Semiconductor
                  International, Inc. (a)            981,614
      260,309  Integrated Device Technology,
                  Inc. (a)                         3,738,037
       72,120  International Rectifier
                  Corp. (a)                        1,791,461
      107,121  Skyworks Solutions, Inc.            5,437,462
      178,070  SunEdison, Inc. (a)                 3,561,400
      205,324  Teradyne, Inc.                      3,741,003
                                              --------------
                                                  24,708,905
                                              --------------
               SOFTWARE -- 2.5%
      172,573  Cadence Design Systems,
                  Inc. (a)                         2,904,404
        8,367  FactSet Research Systems, Inc.      1,005,128
       31,560  Fair Isaac Corp.                    1,803,654
      200,178  Fortinet, Inc. (a)                  4,914,370
       59,267  MICROS Systems, Inc. (a)            4,008,227


Page 40                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
       77,791  PTC, Inc. (a)                  $    2,797,364
       14,982  Solera Holdings, Inc.                 958,848
       77,752  Synopsys, Inc. (a)                  2,936,693
                                              --------------
                                                  21,328,688
                                              --------------
               SPECIALTY RETAIL -- 6.3%
      141,145  Aaron's, Inc.                       3,723,405
       46,525  Abercrombie & Fitch Co.,
                  Class A                          1,830,293
       37,287  Advance Auto Parts, Inc.            4,515,829
      269,006  American Eagle Outfitters,
                  Inc.                             2,867,604
       73,367  ANN, Inc. (a)                       2,696,237
      294,176  Ascena Retail Group, Inc. (a)       4,724,466
       16,121  Cabela's, Inc. (a)                    940,822
       59,318  Chico's FAS, Inc.                     937,818
       29,163  CST Brands, Inc.                      974,919
       86,432  Dick's Sporting Goods, Inc.         3,675,953
       79,342  Foot Locker, Inc.                   3,771,125
      186,312  Guess?, Inc.                        4,845,975
       61,738  Murphy USA, Inc. (a)                3,051,092
      884,081  Office Depot, Inc. (a)              4,429,246
      175,399  Rent-A-Center, Inc.                 4,199,052
       36,390  Signet Jewelers Ltd.                3,704,138
       56,066  Williams-Sonoma, Inc.               3,760,347
                                              --------------
                                                  54,648,321
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.1%
       50,089  Diebold, Inc.                       1,887,353
      104,451  Lexmark International, Inc.,
                  Class A                          5,016,782
       86,015  NCR Corp. (a)                       2,662,164
                                              --------------
                                                   9,566,299
                                              --------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.2%
       46,615  Deckers Outdoor Corp. (a)           4,125,894
       51,100  Hanesbrands, Inc.                   4,992,981
       26,381  Kate Spade & Co. (a)                  997,993
                                              --------------
                                                  10,116,868
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.5%
      149,604  Astoria Financial Corp.             1,926,900
      125,916  New York Community Bancorp,
                  Inc. (b)                         1,999,546
                                              --------------
                                                   3,926,446
                                              --------------
               TOBACCO -- 0.6%
       90,882  Universal Corp.                     4,719,502
                                              --------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 1.7%
       45,091  GATX Corp.                          2,795,642
       42,079  MSC Industrial Direct Co.,
                  Inc., Class A                    3,588,918


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               TRADING COMPANIES &
                  DISTRIBUTORS (CONTINUED)
       27,786  NOW, Inc. (a)                  $      894,431
       48,031  United Rentals, Inc. (a)            5,086,483
       29,370  Watsco, Inc.                        2,630,671
                                              --------------
                                                  14,996,145
                                              --------------
               WATER UTILITIES -- 0.1%
       38,372  Aqua America, Inc.                    912,486
                                              --------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.6%
      192,665  Telephone & Data Systems, Inc.      4,816,625
                                              --------------
               TOTAL COMMON STOCKS --
                  100.0%                         860,634,992
               (Cost $813,889,107)            --------------

               MONEY MARKET FUNDS -- 0.9%
    7,230,484  Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class -
                  0.001% (c) (d)                   7,230,484
      885,103  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.03% (c)                  885,103
                                              --------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.9%                          8,115,587
               (Cost $8,115,587)              --------------

  PRINCIPAL
    VALUE
-------------
               REPURCHASE AGREEMENTS -- 1.1%
$   9,267,206  JPMorgan Chase & Co.,
                  0.05% (c), dated 07/31/14,
                  due 08/01/14, with a
                  maturity value of
                  $9,267,219. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.750%,
                  due 02/28/18. The value of
                  the collateral including
                  accrued interest is
                  $9,556,698. (d)                  9,267,206
               (Cost $9,267,206)              --------------

               TOTAL INVESTMENTS -- 102.0%       878,017,785
               (Cost $831,271,900) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.0)%          (16,923,429)
                                              --------------
               NET ASSETS -- 100.0%           $  861,094,356
                                              ==============


                        See Notes to Financial Statements                Page 41

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2014

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $16,108,893 and the total value of the collateral held by the Fund is $16,497,690.

(c)   Interest rate shown reflects yield as of July 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $840,001,478. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $62,273,619 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,257,312.


-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*       $ 860,634,992   $        --    $    --
Money Market
   Funds                 8,115,587            --         --
Repurchase
   Agreements                   --     9,267,206         --
                     ---------------------------------------
Total Investments    $ 868,750,579   $ 9,267,206    $    --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.


-------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $   16,108,893
Non-cash Collateral(2)                             (16,108,893)
                                                --------------
Net Amount                                      $           --
                                                ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At July 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $    9,267,206
Non-cash Collateral(4)                              (9,267,206)
                                                --------------
Net Amount                                      $           --
                                                ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2014, the value of collateral received from the seller exceeded the value of the repurchase agreements.


Page 42                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.5%
       74,806  AAR Corp.                      $    2,012,281
        5,925  American Science &
                  Engineering, Inc.                  372,090
       18,868  Curtiss-Wright Corp.                1,198,307
       43,109  Engility Holdings, Inc. (a)         1,489,847
      107,941  GenCorp, Inc. (a) (b)               1,915,953
       22,628  Moog, Inc., Class A (a)             1,493,901
       28,304  National Presto Industries,
                  Inc. (b)                         1,814,286
       55,815  Orbital Sciences Corp. (a)          1,432,771
       12,730  Teledyne Technologies,
                  Inc. (a)                         1,160,976
                                              --------------
                                                  12,890,412
                                              --------------
               AIR FREIGHT & LOGISTICS
                  -- 0.6%
       55,948  Atlas Air Worldwide Holdings,
                  Inc. (a)                         1,914,541
       25,852  Forward Air Corp.                   1,157,394
                                              --------------
                                                   3,071,935
                                              --------------
               AIRLINES -- 0.6%
       10,504  Allegiant Travel Co.                1,236,951
      168,713  SkyWest, Inc.                       1,803,542
                                              --------------
                                                   3,040,493
                                              --------------
               AUTO COMPONENTS -- 0.8%
       16,490  Drew Industries, Inc.                 742,050
       36,923  Standard Motor Products, Inc.       1,331,074
       99,984  Superior Industries
                  International, Inc.              1,870,701
                                              --------------
                                                   3,943,825
                                              --------------
               AUTOMOBILES -- 0.2%
       32,751  Winnebago Industries, Inc. (a)        769,649
                                              --------------
               BANKS -- 3.8%
       36,981  Bank of the Ozarks, Inc.            1,137,905
       20,809  Banner Corp.                          837,354
       30,680  Boston Private Financial
                  Holdings, Inc.                     382,886
       18,277  City Holding Co.                      761,237
       15,672  Columbia Banking System, Inc.         399,479
       11,390  Community Bank System, Inc.           401,270
       25,723  CVB Financial Corp.                   393,305
       32,163  F.N.B. Corp.                          395,605
       89,443  First Commonwealth Financial
                  Corp.                              765,632
       23,959  First Financial Bancorp               391,490
       13,144  First Financial Bankshares,
                  Inc.                               386,171
       24,212  First Midwest Bancorp, Inc.           392,234
       14,529  Glacier Bancorp, Inc.                 384,728
       19,560  Hanmi Financial Corp.                 413,107
       12,563  Home BancShares, Inc.                 377,644
       10,743  Independent Bank Corp.                392,227
       77,946  National Penn Bancshares, Inc.        802,844
       51,499  NBT Bancorp, Inc.                   1,203,532


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BANKS (CONTINUED)
       86,625  Old National Bancorp           $    1,159,042
       31,332  Pinnacle Financial Partners,
                  Inc.                             1,159,284
       49,779  S&T Bancorp, Inc.                   1,211,123
      156,187  Susquehanna Bancshares, Inc.        1,589,984
       38,572  Taylor Capital Group, Inc. (a)        822,355
       25,675  Tompkins Financial Corp.            1,142,024
        6,505  UMB Financial Corp.                   368,378
       12,754  United Bankshares, Inc.               409,148
       40,149  Wilshire Bancorp, Inc.                378,204
       26,891  Wintrust Financial Corp.            1,245,860
                                              --------------
                                                  19,704,052
                                              --------------
               BEVERAGES -- 0.1%
        1,845  Boston Beer (The) Co., Inc.,
                  Class A (a)                        406,638
                                              --------------
               BIOTECHNOLOGY -- 0.6%
       36,717  Emergent Biosolutions,
                  Inc. (a)                           807,774
       19,859  Ligand Pharmaceuticals,
                  Inc. (a)                           976,467
       72,371  Repligen Corp. (a)                  1,517,620
                                              --------------
                                                   3,301,861
                                              --------------
               BUILDING PRODUCTS -- 1.4%
       73,807  AAON, Inc.                          1,448,093
       25,876  American Woodmark Corp. (a)           760,754
       47,313  Apogee Enterprises, Inc.            1,535,307
       26,585  Gibraltar Industries, Inc. (a)        390,534
       66,505  Griffon Corp.                         716,259
       22,681  Simpson Manufacturing Co.,
                  Inc.                               689,729
       34,169  Universal Forest Products,
                  Inc.                             1,495,919
                                              --------------
                                                   7,036,595
                                              --------------
               CAPITAL MARKETS -- 2.2%
      123,177  Calamos Asset Management,
                  Inc., Class A                    1,460,879
       21,461  Evercore Partners, Inc.,
                  Class A                          1,170,912
       27,562  FXCM, Inc., Class A (b)               375,394
       55,436  HFF, Inc., Class A                  1,882,607
       97,709  Investment Technology Group,
                  Inc. (a)                         1,787,098
       39,824  Piper Jaffray Cos. (a)              2,054,918
       26,125  Stifel Financial Corp. (a)          1,196,264
        7,789  Virtus Investment Partners,
                  Inc.                             1,597,135
                                              --------------
                                                  11,525,207
                                              --------------
               CHEMICALS -- 3.3%
       10,655  A. Schulman, Inc.                     423,430
       36,931  Calgon Carbon Corp. (a)               782,937
       64,107  Flotek Industries, Inc. (a)         1,849,487
      124,272  FutureFuel Corp.                    1,958,527
        8,572  H.B. Fuller Co.                       382,740
       44,409  Hawkins, Inc.                       1,521,008
       14,325  Innophos Holdings, Inc.               865,660
       24,602  Intrepid Potash, Inc. (a) (b)         364,356
       10,780  Koppers Holdings, Inc.                388,403
       36,832  Kraton Performance Polymers,
                  Inc. (a)                           759,107
       39,581  LSB Industries, Inc. (a)            1,524,264


                        See Notes to Financial Statements                Page 43

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS (CONTINUED)
       63,573  OM Group, Inc.                 $    1,797,209
       10,739  Quaker Chemical Corp.                 758,281
       31,202  Stepan Co.                          1,501,440
       70,454  Tredegar Corp.                      1,376,671
       46,697  Zep, Inc.                             728,006
                                              --------------
                                                  16,981,526
                                              --------------
               COMMERCIAL SERVICES &
                  SUPPLIES -- 2.0%
       45,849  ABM Industries, Inc.                1,128,344
       27,609  Brady Corp., Class A                  721,975
       23,756  G & K Services, Inc., Class A       1,142,426
       28,012  Healthcare Services Group,
                  Inc.                               732,234
       25,830  Mobile Mini, Inc.                     975,341
       19,450  UniFirst Corp.                      1,890,734
       49,715  United Stationers, Inc.             1,918,005
       86,479  Viad Corp.                          1,835,084
                                              --------------
                                                  10,344,143
                                              --------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.3%
       80,314  Bel Fuse, Inc., Class B             1,898,623
       22,091  Comtech Telecommunications
                  Corp.                              746,676
       87,544  Digi International, Inc. (a)          723,113
      110,545  Harmonic, Inc. (a)                    663,270
       72,149  Ixia (a)                              771,994
       35,577  NETGEAR, Inc. (a)                   1,113,916
       48,596  Oplink Communications,
                  Inc. (a)                           926,240
                                              --------------
                                                   6,843,832
                                              --------------
               CONSTRUCTION & ENGINEERING
                  -- 1.2%
       88,598  Aegion Corp. (a)                    2,029,780
       52,194  Comfort Systems USA, Inc.             777,690
       65,847  Dycom Industries, Inc. (a)          1,851,618
       18,519  EMCOR Group, Inc.                     757,983
       76,147  Orion Marine Group, Inc. (a)          823,149
                                              --------------
                                                   6,240,220
                                              --------------
               CONSTRUCTION MATERIALS -- 0.3%
      148,428  Headwaters, Inc. (a)                1,586,695
                                              --------------
               CONSUMER FINANCE -- 1.9%
       46,403  Cash America International,
                  Inc.                             2,059,829
       27,235  Encore Capital Group, Inc. (a)      1,156,943
      142,799  EZCORP, Inc., Class A (a)           1,398,002
       14,320  First Cash Financial Services,
                  Inc. (a)                           807,791
       65,174  Green Dot Corp., Class A (a)        1,172,480
       20,779  Portfolio Recovery Associates,
                  Inc. (a)                         1,225,130
       27,141  World Acceptance Corp. (a) (b)      2,200,593
                                              --------------
                                                  10,020,768
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CONTAINERS & PACKAGING -- 0.1%
       41,049  Myers Industries, Inc.         $      758,586
                                              --------------
               DISTRIBUTORS -- 0.1%
        7,290  Pool Corp.                            399,200
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.7%
      123,527  ITT Educational Services,
                  Inc. (a) (b)                     1,757,789
       29,757  Matthews International Corp.,
                  Class A                          1,294,132
        7,852  Strayer Education, Inc. (a)           406,891
       33,965  Universal Technical Institute,
                  Inc.                               406,561
                                              --------------
                                                   3,865,373
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.6%
       28,437  Atlantic Tele-Network, Inc.         1,663,849
      148,857  General Communication, Inc.,
                  Class A (a)                      1,643,381
                                              --------------
                                                   3,307,230
                                              --------------
               ELECTRIC UTILITIES -- 1.1%
       32,119  ALLETE, Inc.                        1,507,024
       41,018  El Paso Electric Co.                1,511,513
       42,607  UIL Holdings Corp.                  1,495,932
       20,477  UNS Energy Corp.                    1,237,220
                                              --------------
                                                   5,751,689
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.9%
       26,845  AZZ, Inc.                           1,171,516
       25,224  Encore Wire Corp.                   1,057,894
       17,982  EnerSys                             1,140,598
       10,224  Franklin Electric Co., Inc.           374,710
       18,920  Powell Industries, Inc.             1,105,117
                                              --------------
                                                   4,849,835
                                              --------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 5.7%
       58,570  Agilysys, Inc. (a)                    770,195
        8,241  Anixter International, Inc.           708,479
        7,832  Badger Meter, Inc.                    390,817
       21,102  Belden, Inc.                        1,432,826
       80,913  Benchmark Electronics,
                  Inc. (a)                         1,954,049
       32,214  Cognex Corp. (a)                    1,320,130
       18,694  Coherent, Inc. (a)                  1,101,263
      111,986  DTS, Inc. (a)                       2,025,827
      100,081  Fabrinet (a)                        1,861,507
       85,546  II-VI, Inc. (a)                     1,173,691
       53,654  Insight Enterprises, Inc. (a)       1,409,491
        8,872  Littelfuse, Inc.                      771,154
       23,953  Measurement Specialties,
                  Inc. (a)                         2,059,718
       53,956  Methode Electronics, Inc.           1,725,513
       22,288  Newport Corp. (a)                     385,805
       18,532  OSI Systems, Inc. (a)               1,228,672


Page 44                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  (CONTINUED)
       38,100  Plexus Corp. (a)               $    1,498,473
       51,456  Rofin-Sinar Technologies,
                  Inc. (a)                         1,123,284
       24,858  Rogers Corp. (a)                    1,425,855
       72,403  Sanmina Corp. (a)                   1,686,266
       21,656  ScanSource, Inc. (a)                  775,501
       16,980  SYNNEX Corp. (a)                    1,095,210
      251,423  TTM Technologies, Inc. (a)          1,888,187
                                              --------------
                                                  29,811,913
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 3.2%
       70,557  Basic Energy Services,
                  Inc. (a)                         1,692,662
       25,573  Bristow Group, Inc.                 1,825,145
       48,826  C&J Energy Services, Inc. (a)       1,462,827
       14,377  Era Group, Inc. (a)                   385,303
       27,495  Exterran Holdings, Inc.             1,161,664
       95,802  Gulf Island Fabrication, Inc.       1,868,139
       26,364  Hornbeck Offshore Services,
                  Inc. (a)                         1,152,107
       97,709  ION Geophysical Corp. (a)             366,409
       62,875  Matrix Service Co. (a)              1,688,194
       66,185  Newpark Resources, Inc. (a)           809,442
       23,508  Pioneer Energy Services
                  Corp. (a)                          345,803
       25,066  SEACOR Holdings, Inc. (a)           1,904,013
       77,288  Tesco Corp.                         1,508,662
       35,003  TETRA Technologies, Inc. (a)          385,383
                                              --------------
                                                  16,555,753
                                              --------------
               FOOD & STAPLES RETAILING
                  -- 0.9%
       31,976  Andersons (The), Inc.               1,727,343
       23,465  Casey's General Stores, Inc.        1,552,679
       78,502  SpartanNash Co.                     1,645,402
                                              --------------
                                                   4,925,424
                                              --------------
               FOOD PRODUCTS -- 1.9%
       25,227  B&G Foods, Inc.                       708,122
       48,754  Calavo Growers, Inc.                1,681,525
       11,096  Cal-Maine Foods, Inc.                 790,035
       59,187  Darling Ingredients, Inc. (a)       1,107,981
       14,622  Diamond Foods, Inc. (a)               392,747
        4,381  J&J Snack Foods Corp.                 394,684
       21,211  Sanderson Farms, Inc.               1,932,110
       67,375  Seneca Foods Corp.,
                  Class A (a)                      1,928,273
       31,167  Snyder's-Lance, Inc.                  773,253
        5,150  TreeHouse Foods, Inc. (a)             378,525
                                              --------------
                                                  10,087,255
                                              --------------
               GAS UTILITIES -- 1.5%
       33,972  Laclede Group (The), Inc.           1,596,005
       28,855  New Jersey Resources Corp.          1,473,913
       34,981  Northwest Natural Gas Co.           1,511,879


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               GAS UTILITIES (CONTINUED)
       33,066  Piedmont Natural Gas Co., Inc. $    1,147,059
        6,826  South Jersey Industries, Inc.         365,669
       31,243  Southwest Gas Corp.                 1,547,466
                                              --------------
                                                   7,641,991
                                              --------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 2.4%
       10,540  Analogic Corp.                        757,931
       44,500  Anika Therapeutics, Inc. (a)        1,871,670
       45,039  Cantel Medical Corp.                1,510,158
        9,339  CONMED Corp.                          364,221
       33,619  Greatbatch, Inc. (a)                1,664,477
       11,687  Haemonetics Corp. (a)                 415,706
       20,342  ICU Medical, Inc. (a)               1,184,921
       17,524  Integra LifeSciences Holdings
                  Corp. (a)                          830,988
       19,977  Meridian Bioscience, Inc.             393,747
       81,921  Merit Medical Systems,
                  Inc. (a)                         1,051,866
       49,204  Natus Medical, Inc. (a)             1,415,599
       23,184  NuVasive, Inc. (a)                    866,618
                                              --------------
                                                  12,327,902
                                              --------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 3.6%
        7,983  Air Methods Corp. (a) (b)             401,146
       37,349  Almost Family, Inc. (a)               875,461
      100,569  AMN Healthcare Services,
                  Inc. (a)                         1,317,454
       27,145  AmSurg Corp. (a)                    1,296,445
       54,578  Bio-Reference Laboratories,
                  Inc. (a)                         1,713,203
        4,400  Chemed Corp. (b)                      448,140
       18,253  CorVel Corp. (a)                      735,231
       66,334  Ensign Group (The), Inc.            2,184,379
      136,897  Gentiva Health Services,
                  Inc. (a)                         2,477,836
       52,443  Hanger, Inc. (a)                    1,659,821
       53,550  Kindred Healthcare, Inc.            1,279,845
       77,180  LHC Group, Inc. (a)                 1,812,186
       33,124  Magellan Health, Inc. (a)           1,907,942
        2,904  MWI Veterinary Supply,
                  Inc. (a)                           410,219
       14,422  PharMerica Corp. (a)                  389,250
                                              --------------
                                                  18,908,558
                                              --------------
               HEALTH CARE TECHNOLOGY -- 0.3%
        6,483  Computer Programs & Systems,
                  Inc.                               426,711
       43,086  Omnicell, Inc. (a)                  1,180,556
                                              --------------
                                                   1,607,267
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.0%
        4,874  Biglari Holdings, Inc. (a) (b)      2,071,499
       11,811  BJ's Restaurants, Inc. (a)            404,763
       24,715  Bob Evans Farms, Inc.               1,174,210
       67,986  Boyd Gaming Corp. (a)                 747,846
       12,441  Buffalo Wild Wings, Inc. (a)        1,807,926


                      See Notes to Financial Statements               Page 45

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
        8,282  Cracker Barrel Old Country
                  Store, Inc.                 $      803,023
       37,587  Interval Leisure Group, Inc.          796,093
       20,672  Jack in the Box, Inc.               1,182,232
       90,374  Marcus (The) Corp.                  1,596,908
        7,033  Marriott Vacations Worldwide
                  Corp. (a)                          404,749
       13,911  Multimedia Games Holding Co.,
                  Inc. (a)                           335,533
        9,727  Papa John's International,
                  Inc.                               405,519
       81,877  Pinnacle Entertainment,
                  Inc. (a)                         1,784,918
       11,582  Red Robin Gourmet Burgers,
                  Inc. (a)                           745,417
       37,349  Sonic Corp. (a)                       771,257
       15,859  Texas Roadhouse, Inc.                 394,572
                                              --------------
                                                  15,426,465
                                              --------------
               HOUSEHOLD DURABLES -- 2.2%
       50,000  Ethan Allen Interiors, Inc.         1,146,000
       13,602  Helen of Troy Ltd. (a)                729,475
       20,138  iRobot Corp. (a) (b)                  651,867
       84,947  M/I Homes, Inc. (a)                 1,748,209
       48,843  Meritage Homes Corp. (a)            1,870,687
       52,273  Ryland Group (The), Inc.            1,677,964
      239,729  Standard Pacific Corp. (a)          1,807,557
       42,178  Universal Electronics,
                  Inc. (a)                         2,008,938
                                              --------------
                                                  11,640,697
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.2%
       89,638  Central Garden & Pet Co.,
                  Class A (a)                        836,323
        5,482  WD-40 Co.                             365,978
                                              --------------
                                                   1,202,301
                                              --------------
               INSURANCE -- 3.5%
       10,139  AMERISAFE, Inc.                       371,088
       19,468  Employers Holdings, Inc.              414,668
       30,468  HCI Group, Inc.                     1,215,673
       52,745  Horace Mann Educators Corp.         1,511,144
       24,533  Infinity Property & Casualty
                  Corp.                            1,588,757
       24,599  Navigators Group (The),
                  Inc. (a)                         1,495,619
       46,434  ProAssurance Corp.                  2,025,916
        9,007  RLI Corp.                             384,959
       40,126  Safety Insurance Group, Inc.        2,006,701
       66,721  Selective Insurance Group,
                  Inc.                             1,487,211
       66,484  Stewart Information Services
                  Corp.                            1,959,284
       70,316  United Fire Group, Inc.             1,987,130
      127,165  Universal Insurance Holdings,
                  Inc.                             1,533,610
                                              --------------
                                                  17,981,760
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INTERNET & CATALOG RETAIL
                  -- 0.5%
       12,971  FTD Cos., Inc. (a)             $      427,264
       72,297  Nutrisystem, Inc.                   1,160,367
       61,177  PetMed Express, Inc. (b)              838,125
                                              --------------
                                                   2,425,756
                                              --------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.9%
       46,486  comScore, Inc. (a)                  1,682,328
        9,094  Dealertrack Technologies,
                  Inc. (a)                           341,662
      108,366  Dice Holdings, Inc. (a)               992,633
       16,214  j2 Global, Inc.                       793,189
      130,816  Liquidity Services,
                  Inc. (a) (b)                     1,764,708
       35,378  LogMeIn, Inc. (a)                   1,440,238
      189,144  Monster Worldwide, Inc. (a)         1,229,436
       63,534  Perficient, Inc. (a)                1,079,443
       33,743  XO Group, Inc. (a)                    376,909
                                              --------------
                                                   9,700,546
                                              --------------
               IT SERVICES -- 2.9%
       29,364  CACI International, Inc.,
                  Class A (a)                      2,025,822
       47,376  CSG Systems International,
                  Inc.                             1,233,671
       56,005  ExlService Holdings, Inc. (a)       1,570,940
       10,885  Forrester Research, Inc.              421,032
       10,006  Heartland Payment Systems,
                  Inc.                               475,285
      541,120  Higher One Holdings, Inc. (a)       2,261,882
       45,324  iGATE Corp. (a)                     1,617,160
       19,169  MAXIMUS, Inc.                         792,830
       94,877  Sykes Enterprises, Inc. (a)         1,963,954
       56,893  TeleTech Holdings, Inc. (a)         1,566,264
       34,553  Virtusa Corp. (a)                   1,080,818
                                              --------------
                                                  15,009,658
                                              --------------
               LEISURE PRODUCTS -- 0.1%
       13,975  Sturm, Ruger & Co., Inc. (b)          698,191
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.2%
      231,388  Affymetrix, Inc. (a) (b)            1,989,937
       81,975  Albany Molecular Research,
                  Inc. (a)                         1,560,804
       79,678  Cambrex Corp. (a)                   1,678,815
       23,410  PAREXEL International
                  Corp. (a)                        1,253,840
                                              --------------
                                                   6,483,396
                                              --------------
               MACHINERY -- 4.2%
       47,710  Actuant Corp., Class A              1,540,079
       21,725  Albany International Corp.,
                  Class A                            778,624
       18,794  Astec Industries, Inc.                730,523
       32,097  Barnes Group, Inc.                  1,099,322
       16,038  CIRCOR International, Inc.          1,152,651
       16,908  EnPro Industries, Inc. (a)          1,156,845
       23,807  ESCO Technologies, Inc.               798,725
       84,437  Federal Signal Corp.                1,220,959


Page 46                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
       50,562  Hillenbrand, Inc.              $    1,519,388
       53,221  John Bean Technologies Corp.        1,386,407
        9,763  Lindsay Corp. (b)                     790,315
       75,326  Lydall, Inc. (a)                    1,900,475
       70,101  Mueller Industries, Inc.            1,950,911
       11,072  Standex International Corp.           730,198
       21,611  Tennant Co.                         1,576,523
       98,058  Titan International, Inc. (b)       1,463,025
       12,966  Toro (The) Co.                        769,273
       20,039  Watts Water Technologies,
                  Inc., Class A                    1,171,480
                                              --------------
                                                  21,735,723
                                              --------------
               MARINE -- 0.2%
       30,725  Matson, Inc.                          828,039
                                              --------------
               MEDIA -- 0.8%
       38,973  E.W. Scripps (The) Co.,
                  Class A (a)                        844,935
      229,393  Harte-Hanks, Inc.                   1,504,818
       48,382  Scholastic Corp.                    1,713,690
                                              --------------
                                                   4,063,443
                                              --------------
               METALS & MINING -- 2.5%
      207,203  AK Steel Holding Corp. (a) (b)      1,885,547
       39,686  Globe Specialty Metals, Inc.          755,225
       28,292  Kaiser Aluminum Corp.               2,184,708
       33,441  Materion Corp.                      1,080,479
       66,640  Olympic Steel, Inc.                 1,461,415
       31,014  RTI International Metals,
                  Inc. (a)                           771,008
      117,474  Stillwater Mining Co. (a)           2,102,785
       19,178  SunCoke Energy, Inc. (a)              437,834
       37,187  U.S. Silica Holdings, Inc.          2,090,653
                                              --------------
                                                  12,769,654
                                              --------------
               MULTILINE RETAIL -- 0.8%
      134,838  Fred's, Inc., Class A               2,134,486
      115,694  Tuesday Morning Corp. (a)           1,904,323
                                              --------------
                                                   4,038,809
                                              --------------
               MULTI-UTILITIES -- 0.5%
       49,204  Avista Corp.                        1,526,800
       23,702  NorthWestern Corp.                  1,095,507
                                              --------------
                                                   2,622,307
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.7%
       90,702  Approach Resources,
                  Inc. (a) (b)                     1,908,370
       29,767  Carrizo Oil & Gas, Inc. (a)         1,827,991
       89,540  Cloud Peak Energy, Inc. (a)         1,386,079
       42,892  Comstock Resources, Inc.            1,014,825
       29,237  Contango Oil & Gas Co. (a)          1,176,204
      542,544  Forest Oil Corp. (a)                1,106,790
       62,722  Green Plains, Inc.                  2,351,448
       75,936  Northern Oil and Gas,
                  Inc. (a) (b)                     1,221,810
       19,588  PDC Energy, Inc. (a)                1,062,845


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
      121,632  Penn Virginia Corp. (a)        $    1,583,649
      274,158  PetroQuest Energy, Inc. (a)         1,757,353
       35,250  Stone Energy Corp. (a)              1,341,262
      158,834  Swift Energy Co. (a) (b)            1,755,116
                                              --------------
                                                  19,493,742
                                              --------------
               PAPER & FOREST PRODUCTS
                  -- 1.7%
       14,397  Boise Cascade Co. (a)                 405,276
       33,404  Clearwater Paper Corp. (a)          2,258,111
        6,824  Deltic Timber Corp.                   416,946
       62,230  KapStone Paper & Packaging
                  Corp. (a)                        1,850,720
       23,274  Neenah Paper, Inc.                  1,154,856
       77,711  P.H. Glatfelter Co.                 1,849,522
       28,333  Schweitzer-Mauduit
                  International, Inc.              1,156,836
                                              --------------
                                                   9,092,267
                                              --------------
               PERSONAL PRODUCTS -- 0.3%
       54,237  Medifast, Inc. (a)                  1,557,144
                                              --------------
               PHARMACEUTICALS -- 1.1%
       62,005  Akorn, Inc. (a)                     2,103,830
       41,549  Lannett Co., Inc. (a)               1,396,462
       12,167  Prestige Brands Holdings,
                  Inc. (a)                           374,743
       22,291  Questcor Pharmaceuticals,
                  Inc. (b)                         2,005,521
                                              --------------
                                                   5,880,556
                                              --------------
               PROFESSIONAL SERVICES -- 2.2%
      114,458  CDI Corp.                           1,587,532
        5,564  Exponent, Inc.                        395,489
       44,577  Heidrick & Struggles
                  International, Inc.                832,253
      120,074  Kelly Services, Inc., Class A       1,913,979
       42,118  Korn/Ferry International (a)        1,239,112
      118,147  Navigant Consulting, Inc. (a)       1,928,159
       34,776  On Assignment, Inc. (a)               939,300
       62,904  Resources Connection, Inc.            949,850
       59,823  TrueBlue, Inc. (a)                  1,614,623
                                              --------------
                                                  11,400,297
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 4.4%
       44,037  Acadia Realty Trust                 1,243,165
       27,280  Agree Realty Corp.                    798,758
       11,934  American Assets Trust, Inc.           409,217
       45,764  Associated Estates Realty
                  Corp.                              808,650
      125,425  Capstead Mortgage Corp.             1,610,457
       68,199  Chesapeake Lodging Trust            2,024,146
       24,937  CoreSite Realty Corp.                 814,442
       96,490  DiamondRock Hospitality Co.         1,182,967
        6,420  EastGroup Properties, Inc.            400,351
       14,760  EPR Properties                        795,564
       23,081  Geo Group, (The), Inc.                794,217
       43,222  Getty Realty Corp.                    793,988


                        See Notes to Financial Statements                Page 47

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS
                  (CONTINUED)
       16,240  Government Properties Income
                  Trust                       $      379,204
      155,158  Inland Real Estate Corp.            1,604,334
       46,737  LaSalle Hotel Properties            1,625,980
       37,451  Lexington Realty Trust                409,714
       10,562  LTC Properties, Inc.                  404,842
       31,143  Medical Properties Trust, Inc.        419,185
       79,871  Parkway Properties, Inc.            1,655,726
       15,426  Post Properties, Inc.                 836,089
        4,939  PS Business Parks, Inc.               407,468
       52,426  Retail Opportunity
                  Investments Corp.                  808,933
       28,724  Sabra Health Care REIT, Inc.          795,655
       16,013  Sovran Self Storage, Inc.           1,228,517
       11,791  Tanger Factory Outlet Centers,
                  Inc.                               408,558
       19,748  Urstadt Biddle Properties,
                  Inc., Class A                      404,637
                                              --------------
                                                  23,064,764
                                              --------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.1%
       21,599  Forestar Group, Inc. (a)              403,901
                                              --------------
               ROAD & RAIL -- 1.5%
       47,384  ArcBest Corp.                       1,503,494
       57,966  Heartland Express, Inc.             1,301,337
       52,040  Knight Transportation, Inc.         1,246,879
       58,695  Roadrunner Transportation
                  Systems, Inc. (a)                1,475,592
       46,931  Saia, Inc. (a)                      2,142,400
                                              --------------
                                                   7,669,702
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.5%
       38,285  Brooks Automation, Inc.               389,741
       18,470  Cabot Microelectronics
                  Corp. (a)                          742,309
       27,917  CEVA, Inc. (a)                        397,259
       90,663  Cirrus Logic, Inc. (a)              2,033,571
       42,714  Diodes, Inc. (a)                    1,089,207
       44,337  GT Advanced Technologies,
                  Inc. (a) (b)                       613,624
      115,662  Kulicke & Soffa Industries,
                  Inc. (a)                         1,575,316
       30,817  Microsemi Corp. (a)                   738,992
       26,398  MKS Instruments, Inc.                 838,928
       38,945  Monolithic Power Systems, Inc.      1,606,092
       45,187  Nanometrics, Inc. (a)                 703,110
        7,166  Power Integrations, Inc.              385,746
       22,746  Synaptics, Inc. (a)                 1,642,944
       18,675  Tessera Technologies, Inc.            474,532
                                              --------------
                                                  13,231,371
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SOFTWARE -- 2.5%
       11,537  Blackbaud, Inc.                $      423,523
      144,072  Ebix, Inc. (b)                      1,809,544
       88,043  EPIQ Systems, Inc.                  1,269,580
       35,928  Manhattan Associates, Inc. (a)      1,054,846
       11,729  MicroStrategy, Inc.,
                  Class A (a)                      1,678,772
       46,497  NetScout Systems, Inc. (a)          1,977,518
       17,152  Progress Software Corp. (a)           397,583
       35,383  Synchronoss Technologies,
                  Inc. (a)                         1,429,827
       92,701  Take-Two Interactive Software,
                  Inc. (a)                         2,074,649
        9,041  Tyler Technologies, Inc. (a)          820,290
                                              --------------
                                                  12,936,132
                                              --------------
               SPECIALTY RETAIL -- 6.1%
       36,185  Barnes & Noble, Inc. (a)              753,372
      168,025  Big 5 Sporting Goods Corp.          1,665,128
       43,237  Brown Shoe Co., Inc.                1,218,851
       27,885  Buckle (The), Inc. (b)              1,240,882
       53,376  Cato (The) Corp., Class A           1,647,183
       33,233  Children's Place (The), Inc.        1,668,297
       94,140  Christopher & Banks Corp. (a)         804,897
       55,458  Finish Line (The), Inc.,
                  Class A                          1,457,991
       20,082  Genesco, Inc. (a)                   1,531,654
       14,672  Group 1 Automotive, Inc.            1,084,554
       82,040  Haverty Furniture Cos., Inc.        1,823,749
       15,224  Hibbett Sports, Inc. (a)              759,830
       22,228  Kirkland's, Inc. (a)                  418,109
       21,916  Lithia Motors, Inc., Class A        1,947,237
       98,526  MarineMax, Inc. (a)                 1,642,428
       29,558  Men's Wearhouse (The), Inc.         1,487,359
        7,752  Monro Muffler Brake, Inc.             393,724
       27,790  Outerwall, Inc. (a) (b)             1,529,006
      143,921  Pep Boys-Manny, Moe & Jack
                  (The) (a)                        1,522,684
       39,916  Select Comfort Corp. (a)              806,303
       30,910  Sonic Automotive, Inc.,
                  Class A                            751,731
       88,247  Stage Stores, Inc.                  1,590,211
       89,057  Stein Mart, Inc.                    1,155,960
       28,754  Vitamin Shoppe, Inc. (a)            1,226,358
       59,780  Zumiez, Inc. (a)                    1,664,873
                                              --------------
                                                  31,792,371
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 0.4%
       36,490  Electronics For Imaging,
                  Inc. (a)                         1,608,114
       16,317  Super Micro Computer, Inc. (a)        427,016
                                              --------------
                                                   2,035,130
                                              --------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.9%
       25,247  G-III Apparel Group Ltd. (a)        1,960,935
       38,410  Iconix Brand Group, Inc. (a)        1,622,054
        9,895  Movado Group, Inc.                    405,002
        6,185  Oxford Industries, Inc.               368,441
        9,023  Skechers U.S.A., Inc.,
                  Class A (a)                        470,730
                                              --------------
                                                   4,827,162
                                              --------------


Page 48                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               THRIFTS & MORTGAGE FINANCE
                  -- 1.0%
      142,184  Bank Mutual Corp.              $      857,370
        5,612  BofI Holding, Inc. (a)                418,599
      132,017  Brookline Bancorp, Inc.             1,192,114
       52,227  Dime Community Bancshares,
                  Inc.                               789,672
       30,386  Northwest Bancshares, Inc.            376,786
       71,420  Provident Financial Services,
                  Inc.                             1,193,428
       61,727  TrustCo Bank Corp.                    406,781
                                              --------------
                                                   5,234,750
                                              --------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 0.7%
       68,192  Aceto Corp.                         1,142,898
       24,384  Applied Industrial
                  Technologies, Inc.               1,181,649
       28,949  Kaman Corp.                         1,158,249
                                              --------------
                                                   3,482,796
                                              --------------
               WATER UTILITIES -- 0.1%
       24,817  American States Water Co.             758,159
                                              --------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.5%
       33,093  NTELOS Holdings Corp.                 398,440
      133,874  Spok Holdings, Inc.                 2,004,094
                                              --------------
                                                   2,402,534
                                              --------------
               TOTAL COMMON STOCKS --
                  100.0%                         520,395,350
               (Cost $510,746,069)            --------------

               MONEY MARKET FUNDS -- 2.0%
   10,033,458  Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class -
                  0.001% (c) (d)                  10,033,458
      475,015  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.03% (c)                  475,015
                                              --------------
               TOTAL MONEY MARKET FUNDS
                  -- 2.0%                         10,508,473
               (Cost $10,508,473)             --------------


 PRINCIPAL
   VALUE       DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.5%
$  12,859,736  JPMorgan Chase & Co.,
                  0.05% (c), dated 07/31/14,
                  due 08/01/14, with a
                  maturity value of
                  $12,859,754. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.750%,
                  due 02/28/18. The value of
                  the collateral including
                  accrued interest is
                  $13,261,453. (d)            $   12,859,736
               (Cost $12,859,736)             --------------

               TOTAL INVESTMENTS -- 104.5%       543,763,559
               (Cost $534,114,278) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (4.5)%          (23,214,009)
                                              --------------
               NET ASSETS -- 100.0%           $  520,549,550
                                              ==============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $22,380,378 and the total value of the collateral held by the Fund is $22,893,194.

(c)   Interest rate shown reflects yield as of July 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $541,636,655. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $27,684,976 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $25,558,072.


                        See Notes to Financial Statements                Page 49

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2014


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*       $ 520,395,350  $         --    $    --
Money Market
   Funds                10,508,473            --         --
Repurchase
   Agreements                   --    12,859,736         --
                     ---------------------------------------
Total Investments    $ 530,903,823  $ 12,859,736   $     --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.


-----------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $   22,380,378
Non-cash Collateral(2)                             (22,380,378)
                                                --------------
Net Amount                                      $           --
                                                ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At July 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $   12,859,736
Non-cash Collateral(4)                             (12,859,736)
                                                --------------
Net Amount                                      $           --
                                                ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


Page 50                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.6%
       19,717 Honeywell International, Inc. $ 1,810,612 60,705 L-3 Communications Holdings,
                  Inc.                             6,371,597
       61,271  Northrop Grumman Corp.              7,552,876
       79,461  Raytheon Co.                        7,212,675
       23,457  Rockwell Collins, Inc.              1,718,694
       15,874  United Technologies Corp.           1,669,151
                                              --------------
                                                  26,335,605
                                              --------------
               AUTOMOBILES -- 1.2%
      318,905  Ford Motor Co.                      5,427,763
      201,946  General Motors Co.                  6,829,814
                                              --------------
                                                  12,257,577
                                              --------------
               BANKS -- 3.0%
      119,237  Bank of America Corp.               1,818,364
       92,953  BB&T Corp.                          3,441,120
      155,645  Citigroup, Inc.                     7,612,597
       95,411  JPMorgan Chase & Co.                5,502,353
       14,778  M&T Bank Corp.                      1,795,527
       61,734  PNC Financial Services Group
                  (The), Inc.                      5,096,759
      345,137  Regions Financial Corp.             3,499,689
       34,860  Wells Fargo & Co.                   1,774,374
                                              --------------
                                                  30,540,783
                                              --------------
               BEVERAGES -- 0.3%
       49,428  Molson Coors Brewing Co.,
                  Class B                          3,337,873
                                              --------------
               CAPITAL MARKETS -- 1.5%
      146,690  Bank of New York Mellon (The)
                  Corp.                            5,726,777
       32,831  Goldman Sachs Group (The),
                  Inc.                             5,675,495
       35,713  Legg Mason, Inc.                    1,694,582
       56,688  Morgan Stanley                      1,833,290
                                              --------------
                                                  14,930,144
                                              --------------
               CHEMICALS -- 2.3%
       38,093  CF Industries Holdings, Inc.        9,536,202
      142,449  Dow Chemical (The) Co.              7,274,870
      111,179  Mosaic (The) Co.                    5,126,464
       13,801  Praxair, Inc.                       1,768,460
                                              --------------
                                                  23,705,996
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.4%
      262,252  ADT (The) Corp.                     9,126,370
      144,796  Republic Services, Inc.             5,492,112
                                              --------------
                                                  14,618,482
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.2%
      294,988  Cisco Systems, Inc.            $    7,442,547
       24,189  Harris Corp.                        1,651,383
       74,676  Juniper Networks, Inc. (a)          1,757,873
       27,526  Motorola Solutions, Inc.            1,752,856
                                              --------------
                                                  12,604,659
                                              --------------
               CONSTRUCTION & ENGINEERING
                  -- 1.2%
       23,838  Fluor Corp.                         1,737,075
      103,196  Jacobs Engineering Group,
                  Inc. (a)                         5,243,389
      158,998  Quanta Services, Inc. (a)           5,324,843
                                              --------------
                                                  12,305,307
                                              --------------
               CONSUMER FINANCE -- 0.9%
       44,370  Capital One Financial Corp.         3,529,190
      310,435  Navient Corp.                       5,339,482
                                              --------------
                                                   8,868,672
                                              --------------
               CONTAINERS & PACKAGING -- 1.2%
       35,754  Avery Dennison Corp.                1,687,946
      135,215  Bemis Co., Inc.                     5,274,737
      124,215  MeadWestvaco Corp.                  5,192,187
                                              --------------
                                                  12,154,870
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.3%
       43,436  Berkshire Hathaway, Inc.,
                  Class B (a)                      5,448,178
      189,818  NASDAQ OMX Group (The),
                  Inc.                             8,008,421
                                              --------------
                                                  13,456,599
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 2.5%
      259,144  AT&T, Inc.                          9,222,935
      202,502  CenturyLink, Inc.                   7,946,178
    1,255,238  Frontier Communications Corp.       8,221,809
                                              --------------
                                                  25,390,922
                                              --------------
               ELECTRIC UTILITIES -- 7.0%
      131,439  American Electric Power Co.,
                  Inc.                             6,833,514
       49,408  Duke Energy Corp.                   3,563,799
       94,617  Edison International                5,185,012
       89,304  Entergy Corp.                       6,504,010
      200,951  Exelon Corp.                        6,245,557
      211,134  FirstEnergy Corp.                   6,589,492
       17,880  NextEra Energy, Inc.                1,678,753
      116,312  Northeast Utilities                 5,106,097
      333,446  Pepco Holdings, Inc.                8,953,025
      126,731  Pinnacle West Capital Corp.         6,778,841
      103,153  PPL Corp.                           3,403,017
       80,770  Southern (The) Co.                  3,496,533
      227,447  Xcel Energy, Inc.                   7,005,368
                                              --------------
                                                  71,343,018
                                              --------------


                        See Notes to Financial Statements                Page 51

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT -- 0.3%
       47,494  Eaton Corp. PLC                $    3,225,792
                                              --------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.7%
      417,459  Corning, Inc.                       8,203,069
      263,060  Jabil Circuit, Inc.                 5,250,678
       59,267  TE Connectivity Ltd.                3,668,035
                                              --------------
                                                  17,121,782
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 6.0%
       73,854  Baker Hughes, Inc.                  5,078,939
      184,633  Diamond Offshore Drilling,
                  Inc.                             8,638,978
      164,897  Ensco PLC, Class A                  8,352,033
      187,192  Nabors Industries Ltd.              5,084,135
      111,266  National Oilwell Varco, Inc.        9,016,997
      273,045  Noble Corp. PLC                     8,565,422
      286,983  Rowan Cos. PLC, Class A             8,758,721
      203,490  Transocean Ltd.                     8,208,786
                                              --------------
                                                  61,704,011
                                              --------------
               FOOD & STAPLES RETAILING
                  -- 1.2%
       48,629  CVS Caremark Corp.                  3,713,310
       74,149  Kroger (The) Co.                    3,631,818
       48,832  Wal-Mart Stores, Inc.               3,593,059
       47,446  Whole Foods Market, Inc.            1,813,386
                                              --------------
                                                  12,751,573
                                              --------------
               FOOD PRODUCTS -- 2.5%
       83,098  Archer-Daniels-Midland Co.          3,855,747
      185,238  ConAgra Foods, Inc.                 5,581,221
       34,401  J.M. Smucker (The) Co.              3,427,716
       55,788  Kellogg Co.                         3,337,796
      244,085  Tyson Foods, Inc., Class A          9,082,403
                                              --------------
                                                  25,284,883
                                              --------------
               GAS UTILITIES -- 0.7%
      133,211  AGL Resources, Inc.                 6,879,016
                                              --------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 0.5%
       25,352  Baxter International, Inc.          1,893,541
       38,697  DENTSPLY International, Inc.        1,796,315
       28,746  Medtronic, Inc.                     1,774,778
                                              --------------
                                                   5,464,634
                                              --------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 3.8%
       67,809  Aetna, Inc.                         5,257,232
       26,434  Express Scripts Holding
                  Co. (a)                          1,841,128
       43,039  Humana, Inc.                        5,063,538
       35,788  Laboratory Corp. of America
                  Holdings (a)                     3,710,858
      156,135  Quest Diagnostics, Inc.             9,539,848
       67,256  UnitedHealth Group, Inc.            5,451,099


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HEALTH CARE PROVIDERS &
                  SERVICES (CONTINUED)
       68,127  WellPoint, Inc.                $    7,481,026
                                              --------------
                                                  38,344,729
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.1%
      146,033  Carnival Corp.                      5,289,315
       79,220  Darden Restaurants, Inc.            3,703,535
       18,194  McDonald's Corp.                    1,720,425
                                              --------------
                                                  10,713,275
                                              --------------
               HOUSEHOLD DURABLES -- 1.8%
      149,116  D.R. Horton, Inc.                   3,086,701
      454,524  PulteGroup, Inc.                    8,022,349
       52,647  Whirlpool Corp.                     7,509,568
                                              --------------
                                                  18,618,618
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.2%
       23,312  Procter & Gamble (The) Co.          1,802,484
                                              --------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.3%
       98,531  NRG Energy, Inc.                    3,050,520
                                              --------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.3%
      139,471  General Electric Co.                3,507,696
                                              --------------
               INSURANCE -- 7.1%
       70,691  ACE Ltd.                            7,076,169
       58,874  Aflac, Inc.                         3,517,133
       62,423  Allstate (The) Corp.                3,648,624
      167,885  American International Group,
                  Inc.                             8,726,662
      111,824  Assurant, Inc.                      7,085,169
       79,528  Chubb (The) Corp.                   6,895,873
       38,144  Cincinnati Financial Corp.          1,755,387
      105,325  Genworth Financial, Inc.,
                  Class A (a)                      1,379,758
       51,171  Hartford Financial Services
                  Group (The), Inc.                1,748,001
       71,251  Lincoln National Corp.              3,732,840
      144,523  Progressive (The) Corp.             3,387,619
       97,416  Travelers (The) Cos., Inc.          8,724,577
      210,884  Unum Group                          7,239,648
      223,976  XL Group PLC                        7,220,986
                                              --------------
                                                  72,138,446
                                              --------------
               IT SERVICES -- 3.2%
      144,981  Computer Sciences Corp.             9,045,365
       20,219  International Business
                  Machines Corp.                   3,875,376
      182,351  Teradata Corp. (a)                  7,687,918
      105,693  Western Union (The) Co.             1,846,457
      736,586  Xerox Corp.                         9,767,130
                                              --------------
                                                  32,222,246
                                              --------------


Page 52                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LEISURE PRODUCTS -- 0.5%
      141,076  Mattel, Inc.                   $    4,997,617
                                              --------------
               MACHINERY -- 2.4%
       33,727  Caterpillar, Inc.                   3,397,995
       80,951  Deere & Co.                         6,889,740
       40,303  Dover Corp.                         3,456,385
       59,524  Joy Global, Inc.                    3,527,392
       29,158  Parker Hannifin Corp.               3,351,712
       25,414  Pentair PLC                         1,628,275
       20,862  Stanley Black & Decker, Inc.        1,824,382
                                              --------------
                                                  24,075,881
                                              --------------
               MEDIA -- 0.8%
       58,537  Gannett Co., Inc.                   1,915,331
       78,267  Time Warner, Inc.                   6,497,726
                                              --------------
                                                   8,413,057
                                              --------------
               METALS & MINING -- 1.1%
      251,048  Freeport-McMoRan, Inc.              9,344,007
       37,206  Nucor Corp.                         1,868,485
                                              --------------
                                                  11,212,492
                                              --------------
               MULTILINE RETAIL -- 2.9%
       63,902  Dollar General Corp. (a)            3,529,307
       55,414  Family Dollar Stores, Inc.          4,142,197
      173,946  Kohl's Corp.                        9,313,069
      126,350  Macy's, Inc.                        7,301,767
       94,870  Target Corp.                        5,653,303
                                              --------------
                                                  29,939,643
                                              --------------
               MULTI-UTILITIES -- 6.5%
      179,322  Ameren Corp.                        6,894,931
       71,753  CenterPoint Energy, Inc.            1,745,033
      176,499  CMS Energy Corp.                    5,106,116
      158,699  Consolidated Edison, Inc.           8,901,427
       94,143  DTE Energy Co.                      6,949,636
       77,299  Integrys Energy Group, Inc.         5,067,722
       46,587  NiSource, Inc.                      1,755,398
      114,492  PG&E Corp.                          5,114,358
      179,720  Public Service Enterprise
                  Group, Inc.                      6,320,752
      136,227  SCANA Corp.                         6,931,230
       17,496  Sempra Energy                       1,744,526
      396,680  TECO Energy, Inc.                   6,926,033
       78,112  Wisconsin Energy Corp.              3,404,121
                                              --------------
                                                  66,861,283
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 13.0%
       91,062  Apache Corp.                        9,348,425
       70,190  Chevron Corp.                       9,071,356
      106,881  ConocoPhillips                      8,817,683
      496,382  Denbury Resources, Inc.             8,413,675
       92,325  Devon Energy Corp.                  6,970,538
       91,010  Exxon Mobil Corp.                   9,004,529
       92,666  Hess Corp.                          9,172,081


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
      229,536  Marathon Oil Corp.             $    8,894,520
       93,894  Marathon Petroleum Corp.            7,838,271
      137,841  Murphy Oil Corp.                    8,564,061
       89,290  Occidental Petroleum Corp.          8,724,526
      224,175  Peabody Energy Corp.                3,400,735
       91,135  Phillips 66                         7,391,960
      212,484  QEP Resources, Inc.                 7,022,596
      120,856  Southwestern Energy Co. (a)         4,904,336
       93,712  Tesoro Corp.                        5,767,036
      182,895  Valero Energy Corp.                 9,291,066
                                              --------------
                                                 132,597,394
                                              --------------
               PAPER & FOREST PRODUCTS
                  -- 0.3%
       73,661  International Paper Co.             3,498,897
                                              --------------
               PHARMACEUTICALS -- 1.2%
       88,436  Eli Lilly & Co.                     5,399,902
       17,511  Johnson & Johnson                   1,752,676
      185,238  Pfizer, Inc.                        5,316,331
                                              --------------
                                                  12,468,909
                                              --------------
               ROAD & RAIL -- 0.9%
      118,959  CSX Corp.                           3,559,253
       62,416  Ryder System, Inc.                  5,375,890
                                              --------------
                                                   8,935,143
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.5%
      296,551  Intel Corp.                        10,050,113
      197,696  NVIDIA Corp.                        3,459,680
       38,352  Texas Instruments, Inc.             1,773,780
                                              --------------
                                                  15,283,573
                                              --------------
               SOFTWARE -- 2.0%
      318,833  CA, Inc.                            9,207,897
      135,650  Oracle Corp.                        5,478,904
      240,082  Symantec Corp.                      5,680,340
                                              --------------
                                                  20,367,141
                                              --------------
               SPECIALTY RETAIL -- 5.2%
      295,487  Best Buy Co., Inc.                  8,784,829
      226,424  GameStop Corp., Class A             9,503,015
      132,257  Gap (The), Inc.                     5,304,828
       31,242  L Brands, Inc.                      1,811,099
       38,182  Lowe's Cos., Inc.                   1,827,009
      122,587  PetSmart, Inc.                      8,353,078
      845,308  Staples, Inc.                       9,797,120
      216,495  Urban Outfitters, Inc. (a)          7,735,366
                                              --------------
                                                  53,116,344
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 1.7%
      139,148  EMC Corp.                           4,077,036
      272,072  Hewlett-Packard Co.                 9,688,484
      100,369  NetApp, Inc.                        3,898,332
                                              --------------
                                                  17,663,852
                                              --------------


                        See Notes to Financial Statements                Page 53

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.4%
      268,005  Coach, Inc.                    $    9,262,253
       34,212  Ralph Lauren Corp.                  5,332,282
                                              --------------
                                                  14,594,535
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.2%
      120,804  People's United Financial,
                  Inc.                             1,754,074
                                              --------------
               TOTAL COMMON STOCKS --
                  99.9%                        1,020,460,047
               (Cost $973,831,409)

               MONEY MARKET FUNDS -- 0.1%
      902,220  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.03% (b)                  902,220
               (Cost $902,220)                --------------

               TOTAL INVESTMENTS -- 100.0%     1,021,362,267
               (Cost $974,733,629) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                245,801
                                              --------------
               NET ASSETS -- 100.0%           $1,021,608,068
                                              ==============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of July 31, 2014.

(c) Aggregate cost for federal income tax purposes is $985,843,769. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $56,509,205 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,990,707.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*       $ 1,020,460,047   $    --      $    --
Money Market
   Funds                     902,220        --           --
                     ---------------------------------------
Total Investments    $ 1,021,362,267   $    --      $    --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.


Page 54                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.8%
        8,825  Boeing (The) Co.               $    1,063,236
       19,270  General Dynamics Corp.              2,250,158
        6,985  Lockheed Martin Corp.               1,166,285
       29,327  Textron, Inc.                       1,066,623
                                              --------------
                                                   5,546,302
                                              --------------
               AIR FREIGHT & LOGISTICS
                  -- 1.4%
       25,427  Expeditors International of
                  Washington, Inc.                 1,097,938
       18,545  FedEx Corp.                         2,723,890
        5,471  United Parcel Service, Inc.,
                  Class B                            531,179
                                              --------------
                                                   4,353,007
                                              --------------
               AIRLINES -- 1.9%
       72,500  Delta Air Lines, Inc.               2,715,850
      104,512  Southwest Airlines Co.              2,955,599
                                              --------------
                                                   5,671,449
                                              --------------
               AUTO COMPONENTS -- 2.6%
       34,450  BorgWarner, Inc.                    2,144,513
       32,669  Delphi Automotive PLC               2,182,289
       80,840  Goodyear Tire & Rubber (The)
                  Co.                              2,034,743
       33,735  Johnson Controls, Inc.              1,593,641
                                              --------------
                                                   7,955,186
                                              --------------
               AUTOMOBILES -- 0.2%
        8,039  Harley-Davidson, Inc.                 496,971
                                              --------------
               BEVERAGES -- 2.5%
       17,886  Brown-Forman Corp., Class B         1,549,822
       23,503  Coca-Cola Enterprises, Inc.         1,068,211
       31,851  Constellation Brands, Inc.,
                  Class A (a)                      2,651,914
       28,752  Dr Pepper Snapple Group, Inc.       1,689,468
        6,283  PepsiCo, Inc.                         553,532
                                              --------------
                                                   7,512,947
                                              --------------
               BIOTECHNOLOGY -- 3.1%
       14,372  Alexion Pharmaceuticals,
                  Inc. (a)                         2,285,004
        5,343  Biogen Idec, Inc. (a)               1,786,646
       26,149  Celgene Corp. (a)                   2,278,885
       27,087  Gilead Sciences, Inc. (a)           2,479,815
        5,931  Vertex Pharmaceuticals,
                  Inc. (a)                           527,325
                                              --------------
                                                   9,357,675
                                              --------------
               BUILDING PRODUCTS -- 0.2%
       25,289  Masco Corp.                           526,011
                                              --------------
               CAPITAL MARKETS -- 1.1%
       18,715  Ameriprise Financial, Inc.          2,238,314
        9,705  Franklin Resources, Inc.              525,526
       14,873  Invesco Ltd.                          559,671
                                              --------------
                                                   3,323,511
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CHEMICALS -- 5.4%
       13,094  Air Products & Chemicals, Inc. $    1,727,753
       19,283  Eastman Chemical Co.                1,519,115
       15,129  Ecolab, Inc.                        1,641,950
       21,537  International Flavors &
                  Fragrances, Inc.                 2,175,022
       28,747  LyondellBasell Industries
                  N.V., Class A                    3,054,369
        9,000  Monsanto Co.                        1,017,810
       13,358  PPG Industries, Inc.                2,649,693
        8,139  Sherwin-Williams (The) Co.          1,678,506
       11,065  Sigma-Aldrich Corp.                 1,111,147
                                              --------------
                                                  16,575,365
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.9%
       35,344  Cintas Corp.                        2,212,534
       63,348  Iron Mountain, Inc.                 2,122,791
       81,309  Pitney Bowes, Inc.                  2,200,222
       36,936  Tyco International Ltd.             1,593,788
       12,550  Waste Management, Inc.                563,370
                                              --------------
                                                   8,692,705
                                              --------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.9%
       20,152  F5 Networks, Inc. (a)               2,268,914
        7,089  QUALCOMM, Inc.                        522,459
                                              --------------
                                                   2,791,373
                                              --------------
               CONSTRUCTION MATERIALS -- 0.2%
        8,807  Vulcan Materials Co.                  555,986
                                              --------------
               CONSUMER FINANCE -- 0.5%
        5,919  American Express Co.                  520,872
       18,118  Discover Financial Services         1,106,285
                                              --------------
                                                   1,627,157
                                              --------------
               CONTAINERS & PACKAGING -- 1.4%
       44,786  Ball Corp.                          2,743,590
       49,291  Sealed Air Corp.                    1,583,227
                                              --------------
                                                   4,326,817
                                              --------------
               DISTRIBUTORS -- 0.3%
       12,789  Genuine Parts Co.                   1,059,185
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.1%
        2,347  Graham Holdings Co., Class B        1,609,456
       50,248  H&R Block, Inc.                     1,614,468
                                              --------------
                                                   3,223,924
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.1%
       20,286  McGraw Hill Financial Inc.          1,627,343
       19,213  Moody's Corp.                       1,671,531
                                              --------------
                                                   3,298,874
                                              --------------


                        See Notes to Financial Statements                Page 55

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT -- 0.3%
        8,971  Rockwell Automation, Inc.      $    1,001,702
                                              --------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 0.5%
       11,655  Amphenol Corp., Class A             1,120,861
       16,166  FLIR Systems, Inc.                    538,005
                                              --------------
                                                   1,658,866
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 3.2%
       36,773  FMC Technologies, Inc. (a)          2,235,799
       39,532  Halliburton Co.                     2,727,313
       19,340  Helmerich & Payne, Inc.             2,055,068
       23,801  Schlumberger Ltd.                   2,579,790
                                              --------------
                                                   9,597,970
                                              --------------
               FOOD & STAPLES RETAILING
                  -- 1.2%
       32,697  Safeway, Inc.                       1,126,739
       37,869  Walgreen Co.                        2,604,251
                                              --------------
                                                   3,730,990
                                              --------------
               FOOD PRODUCTS -- 2.1%
       34,130  Hormel Foods Corp.                  1,544,724
       22,529  Keurig Green Mountain, Inc.         2,687,259
        9,365  Kraft Foods Group, Inc.               501,824
       18,076  Mead Johnson Nutrition Co.          1,652,869
                                              --------------
                                                   6,386,676
                                              --------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 3.3%
        4,744  Becton, Dickinson and Co.             551,443
       25,317  CareFusion Corp. (a)                1,108,631
       24,903  Covidien PLC                        2,154,358
       26,161  Edwards Lifesciences Corp. (a)      2,361,030
       16,214  St. Jude Medical, Inc.              1,056,991
       13,318  Stryker Corp.                       1,062,377
       16,216  Zimmer Holdings, Inc.               1,622,735
                                              --------------
                                                   9,917,565
                                              --------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 4.4%
       38,634  AmerisourceBergen Corp.             2,971,341
       24,418  Cigna Corp.                         2,198,597
       31,054  DaVita HealthCare Partners,
                  Inc. (a)                         2,187,444
       15,075  McKesson Corp.                      2,892,289
       59,802  Tenet Healthcare Corp. (a)          3,155,751
                                              --------------
                                                  13,405,422
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.0%
        3,791  Chipotle Mexican Grill,
                  Inc. (a)                         2,549,447
       43,794  Marriott International, Inc.,
                  Class A                          2,833,910



SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
        7,255  Starbucks Corp.                $      563,568
       22,245  Wyndham Worldwide Corp.             1,680,610
        5,409  Wynn Resorts Ltd.                   1,153,199
        6,915  Yum! Brands, Inc.                     479,901
                                              --------------
                                                   9,260,635
                                              --------------
               HOUSEHOLD DURABLES -- 2.6%
       36,877  Garmin Ltd.                         2,029,710
       26,130  Harman International
                  Industries, Inc.                 2,836,412
       53,496  Lennar Corp., Class A               1,938,160
        8,116  Mohawk Industries, Inc. (a)         1,012,633
                                              --------------
                                                   7,816,915
                                              --------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.7%
        3,921  3M Co.                                552,430
        7,130  Danaher Corp.                         526,764
        7,690  Roper Industries, Inc.              1,107,898
                                              --------------
                                                   2,187,092
                                              --------------
               INSURANCE -- 1.8%
       18,697  Aon PLC                             1,577,279
       21,670  Marsh & McLennan Cos., Inc.         1,100,186
       33,366  Principal Financial Group,
                  Inc.                             1,657,623
       20,561  Torchmark Corp.                     1,084,387
                                              --------------
                                                   5,419,475
                                              --------------
               INTERNET & CATALOG RETAIL
                  -- 2.8%
       28,514  Expedia, Inc.                       2,264,582
        6,372  Netflix, Inc. (a)                   2,693,572
          935  Priceline Group (The),
                  Inc. (a)                         1,161,691
       25,835  TripAdvisor, Inc. (a)               2,450,191
                                              --------------
                                                   8,570,036
                                              --------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.7%
       36,779  Akamai Technologies, Inc. (a)       2,170,696
       41,718  Facebook, Inc., Class A (a)         3,030,813
                                              --------------
                                                   5,201,509
                                              --------------
               IT SERVICES -- 1.8%
        5,988  Alliance Data Systems
                  Corp. (a)                        1,570,593
       11,479  Cognizant Technology Solutions
                  Corp., Class A (a)                 563,045
       10,255  Fidelity National Information
                  Services, Inc.                     578,382
       27,924  Fiserv, Inc. (a)                    1,722,073
       35,749  Total System Services, Inc.         1,143,968
                                              --------------
                                                   5,578,061
                                              --------------


Page 56                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.7%
       35,957  PerkinElmer, Inc.              $    1,661,933
        4,760  Thermo Fisher Scientific, Inc.        578,340
                                              --------------
                                                   2,240,273
                                              --------------
               MACHINERY -- 2.4%
       14,557  Cummins, Inc.                       2,029,100
       12,823  Illinois Tool Works, Inc.           1,056,231
        8,936  PACCAR, Inc.                          556,445
       14,211  Snap-on, Inc.                       1,708,162
       57,466  Xylem, Inc.                         2,027,975
                                              --------------
                                                   7,377,913
                                              --------------
               MEDIA -- 3.7%
       31,377  Comcast Corp., Class A              1,685,886
       33,023  DIRECTV (a)                         2,841,629
      115,108  Interpublic Group of Cos.
                  (The), Inc.                      2,268,779
       31,295  News Corp., Class A (a)               552,357
       11,436  Time Warner Cable, Inc.             1,659,363
       15,972  Twenty-First Century Fox,
                  Inc., Class A                      505,993
       19,643  Walt Disney (The) Co.               1,686,941
                                              --------------
                                                  11,200,948
                                              --------------
               MULTILINE RETAIL -- 0.6%
       24,796  Nordstrom, Inc.                     1,716,627
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 8.5%
       25,645  Anadarko Petroleum Corp.            2,740,168
       95,488  Chesapeake Energy Corp.             2,518,018
       19,568  Cimarex Energy Co.                  2,720,343
       24,021  EOG Resources, Inc.                 2,628,858
       21,008  EQT Corp.                           1,970,971
       30,967  Kinder Morgan, Inc.                 1,114,193
       63,511  Newfield Exploration Co. (a)        2,559,493
       28,991  Noble Energy, Inc.                  1,927,612
       12,215  Pioneer Natural Resources Co.       2,705,134
        6,457  Range Resources Corp.                 488,085
       52,866  Spectra Energy Corp.                2,163,277
       38,581  Williams (The) Cos., Inc.           2,184,842
                                              --------------
                                                  25,720,994
                                              --------------
               PERSONAL PRODUCTS -- 0.2%
        7,559  Estee Lauder (The) Cos., Inc.,
                  Class A                            555,284
                                              --------------
               PHARMACEUTICALS -- 3.6%
       19,894  AbbVie, Inc.                        1,041,252
       12,587  Actavis PLC (a)                     2,696,891
       16,589  Allergan, Inc.                      2,751,451
       43,717  Hospira, Inc. (a)                   2,424,982
       43,557  Mylan, Inc. (a)                     2,150,409
                                              --------------
                                                  11,064,985
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PROFESSIONAL SERVICES -- 1.9%
       15,479  Equifax, Inc.                  $    1,177,797
       34,792  Nielsen N.V.                        1,604,259
       58,800  Robert Half International,
                  Inc.                             2,860,620
                                              --------------
                                                   5,642,676
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 4.1%
       18,719  American Tower Corp.                1,766,886
       17,400  Apartment Investment &
                  Management Co., Class A            594,732
        7,898  AvalonBay Communities, Inc.         1,169,536
        4,749  Boston Properties, Inc.               567,268
       26,734  Equity Residential                  1,728,353
        9,108  Essex Property Trust, Inc.          1,726,604
       23,831  General Growth Properties,
                  Inc.                               556,930
       17,916  Health Care REIT, Inc.              1,139,995
       51,017  Host Hotels & Resorts, Inc.         1,109,110
       24,431  Kimco Realty Corp.                    546,766
       16,822  Macerich (The) Co.                  1,093,598
        5,260  Vornado Realty Trust                  557,665
                                              --------------
                                                  12,557,443
                                              --------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.9%
       87,614  CBRE Group, Inc., Class A (a)       2,702,016
                                              --------------
               ROAD & RAIL -- 0.9%
       10,899  Norfolk Southern Corp.              1,107,992
       16,885  Union Pacific Corp.                 1,659,965
                                              --------------
                                                   2,767,957
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.6%
      124,487  Applied Materials, Inc.             2,609,248
       38,951  Avago Technologies Ltd.             2,702,420
       23,703  First Solar, Inc. (a)               1,495,896
        7,727  KLA-Tencor Corp.                      552,403
       41,540  Lam Research Corp.                  2,907,800
       23,005  Microchip Technology, Inc.          1,035,685
       85,194  Micron Technology, Inc. (a)         2,602,677
                                              --------------
                                                  13,906,129
                                              --------------
               SOFTWARE -- 2.3%
       15,517  Adobe Systems, Inc. (a)             1,072,380
       29,874  Autodesk, Inc. (a)                  1,593,778
       62,608  Electronic Arts, Inc. (a)           2,103,629
        6,971  Intuit, Inc.                          571,413
       13,464  Microsoft Corp.                       581,106
       19,332  salesforce.com, Inc. (a)            1,048,761
                                              --------------
                                                   6,971,067
                                              --------------
               SPECIALTY RETAIL -- 2.5%
        2,095  AutoZone, Inc. (a)                  1,083,178
       53,973  CarMax, Inc. (a)                    2,634,422
       11,185  O'Reilly Automotive, Inc. (a)       1,677,750
       22,402  Tiffany & Co.                       2,186,659
                                              --------------
                                                   7,582,009
                                              --------------


                        See Notes to Financial Statements                Page 57

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 2.0%
       24,165  Apple, Inc.                    $    2,309,449
       26,879  SanDisk Corp.                       2,465,073
       12,167  Western Digital Corp.               1,214,632
                                              --------------
                                                   5,989,154
                                              --------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.7%
       12,665  Michael Kors Holdings Ltd. (a)      1,031,944
        7,240  NIKE, Inc., Class B                   558,421
       47,188  Under Armour, Inc.,
                  Class A (a)                      3,149,799
        8,913  VF Corp.                              546,100
                                              --------------
                                                   5,286,264
                                              --------------
               TOBACCO -- 1.4%
       13,385  Altria Group, Inc.                    543,431
       36,834  Lorillard, Inc.                     2,227,720
       27,911  Reynolds American, Inc.             1,558,830
                                              --------------
                                                   4,329,981
                                              --------------
               TOTAL COMMON STOCKS --
                  100.0%                         304,239,079
               (Cost $282,496,358)

               MONEY MARKET FUNDS -- 0.1%
      227,161  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.03% (b)                  227,161
               (Cost $227,161)                --------------

               TOTAL INVESTMENTS -- 100.1%       304,466,240
               (Cost $282,723,519) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%             (173,292)
                                              --------------
               NET ASSETS -- 100.0%           $  304,292,948
                                              ==============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of July 31, 2014.

(c) Aggregate cost for federal income tax purposes is $284,116,889. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $24,334,610 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,985,259.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*        $ 304,239,079    $    --      $    --
Money Market
   Funds                    227,161         --           --
                     ---------------------------------------
Total Investments     $ 304,466,240    $    --      $    --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.


Page 58                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 3.0%
        8,845  AAR Corp.                      $      237,930
        3,413  Alliant Techsystems, Inc.             443,451
        2,231  Curtiss-Wright Corp.                  141,691
        4,997  Engility Holdings, Inc. (a)           172,696
        3,074  Esterline Technologies
                  Corp. (a)                          333,683
       34,732  Exelis, Inc.                          584,887
        1,725  Honeywell International, Inc.         158,407
        3,741  Huntington Ingalls Industries,
                  Inc.                               340,132
        5,313  L-3 Communications Holdings,
                  Inc.                               557,652
        3,347  National Presto Industries,
                  Inc.                               214,543
        5,362  Northrop Grumman Corp.                660,974
        6,954  Raytheon Co.                          631,215
        2,052  Rockwell Collins, Inc.                150,350
        1,505  Teledyne Technologies,
                  Inc. (a)                           137,256
        6,546  Triumph Group, Inc.                   414,689
        1,389  United Technologies Corp.             146,053
                                              --------------
                                                   5,325,609
                                              --------------
               AIR FREIGHT & LOGISTICS
                  -- 0.1%
        6,615  Atlas Air Worldwide Holdings,
                  Inc. (a)                           226,365
                                              --------------
               AIRLINES -- 0.4%
       42,125  JetBlue Airways Corp. (a)             451,580
       19,948  SkyWest, Inc.                         213,244
                                              --------------
                                                     664,824
                                              --------------
               AUTO COMPONENTS -- 0.1%
       11,822  Superior Industries
                  International, Inc.                221,190
                                              --------------
               AUTOMOBILES -- 0.7%
       27,907  Ford Motor Co.                        474,977
       17,672  General Motors Co.                    597,667
        4,018  Thor Industries, Inc.                 212,834
                                              --------------
                                                   1,285,478
                                              --------------
               BANKS -- 3.8%
       10,434  Bank of America Corp.                 159,118
        2,412  Banner Corp.                           97,059
        8,135  BB&T Corp.                            301,158
       13,620  Citigroup, Inc.                       666,154
        2,119  City Holding Co.                       88,256
        1,817  Columbia Banking System, Inc.          46,315
        1,320  Community Bank System, Inc.            46,504
        3,728  F.N.B. Corp.                           45,854
        5,184  First Commonwealth Financial
                  Corp.                               44,375
        2,777  First Financial Bancorp                45,376
       52,295  First Niagara Financial Group,
                  Inc.                               449,737
       11,571  FirstMerit Corp.                      203,650
       18,445  Fulton Financial Corp.                209,166
        6,470  Hancock Holding Co.                   209,887



SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BANKS (CONTINUED)
        2,267  Hanmi Financial Corp.          $       47,879
        1,245  Independent Bank Corp.                 45,455
       13,106  International Bancshares Corp.        332,237
        8,350  JPMorgan Chase & Co.                  481,544
        1,293  M&T Bank Corp.                        157,100
        9,035  National Penn Bancshares, Inc.         93,061
        6,089  NBT Bancorp, Inc.                     142,300
       10,242  Old National Bancorp                  137,038
        5,403  PNC Financial Services Group
                  (The), Inc.                        446,072
        1,825  Prosperity Bancshares, Inc.           106,087
       30,202  Regions Financial Corp.               306,248
        5,886  S&T Bancorp, Inc.                     143,206
       18,105  Susquehanna Bancshares, Inc.          184,309
        4,471  Taylor Capital Group, Inc. (a)         95,322
       13,960  TCF Financial Corp.                   220,708
        1,984  Tompkins Financial Corp.               88,248
       14,332  Trustmark Corp.                       330,066
        1,478  United Bankshares, Inc.                47,414
       23,061  Valley National Bancorp               220,924
        7,246  Webster Financial Corp.               207,743
        3,051  Wells Fargo & Co.                     155,296
        2,078  Wintrust Financial Corp.               96,274
                                              --------------
                                                   6,697,140
                                              --------------
               BEVERAGES -- 0.2%
        4,325  Molson Coors Brewing Co.,
                  Class B                            292,067
                                              --------------
               BUILDING PRODUCTS -- 0.2%
        3,000  American Woodmark Corp. (a)            88,200
        3,082  Gibraltar Industries, Inc. (a)         45,274
        7,709  Griffon Corp.                          83,026
        3,961  Universal Forest Products,
                  Inc.                               173,413
                                              --------------
                                                     389,913
                                              --------------
               CAPITAL MARKETS -- 1.3%
       12,837  Bank of New York Mellon (The)
                  Corp.                              501,156
       14,278  Calamos Asset Management,
                  Inc., Class A                      169,337
        2,873  Goldman Sachs Group (The),
                  Inc.                               496,656
       11,326  Investment Technology Group,
                  Inc. (a)                           207,153
       18,312  Janus Capital Group, Inc.             208,574
        3,126  Legg Mason, Inc.                      148,329
        4,960  Morgan Stanley                        160,406
        3,693  Piper Jaffray Cos. (a)                190,559
        2,252  Raymond James Financial, Inc.         114,739
        3,089  Stifel Financial Corp. (a)            141,445
                                              --------------
                                                   2,338,354
                                              --------------
               CHEMICALS -- 3.4%
        1,235  A. Schulman, Inc.                      49,079
        4,949  Albemarle Corp.                       303,572
        4,203  Ashland, Inc.                         439,844
        7,882  Cabot Corp.                           412,938
        4,281  Calgon Carbon Corp. (a)                90,757


                        See Notes to Financial Statements                Page 59

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS (CONTINUED)
        3,334  CF Industries Holdings, Inc.   $      834,634
       12,466  Dow Chemical (The) Co.                636,639
       14,694  FutureFuel Corp.                      231,577
        3,938  Hawkins, Inc.                         134,876
        1,660  Innophos Holdings, Inc.               100,314
        2,852  Intrepid Potash, Inc. (a)              42,238
        1,250  Koppers Holdings, Inc.                 45,037
        4,270  Kraton Performance Polymers,
                  Inc. (a)                            88,005
        4,588  LSB Industries, Inc. (a)              176,684
        9,729  Mosaic (The) Co.                      448,604
       21,908  Olin Corp.                            582,096
        7,517  OM Group, Inc.                        212,506
        1,207  Praxair, Inc.                         154,665
        1,245  Quaker Chemical Corp.                  87,909
       15,220  Rayonier Advanced Materials,
                  Inc. (a)                           494,041
        2,010  Scotts Miracle-Gro (The) Co.,
                  Class A                            106,932
        3,617  Stepan Co.                            174,050
        8,167  Tredegar Corp.                        159,583
        5,413  Zep, Inc.                              84,389
                                              --------------
                                                   6,090,969
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.7%
        5,421  ABM Industries, Inc.                  133,411
       22,950  ADT (The) Corp.                       798,660
       23,562  Civeo Corp. (a)                       598,475
        1,778  Clean Harbors, Inc. (a)               102,466
        2,809  G & K Services, Inc., Class A         135,085
        6,737  R.R. Donnelley & Sons Co.             116,954
       12,671  Republic Services, Inc.               480,611
        2,300  UniFirst Corp.                        223,583
        5,878  United Stationers, Inc.               226,773
        8,020  Viad Corp.                            170,185
                                              --------------
                                                   2,986,203
                                              --------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.4%
        5,065  ADTRAN, Inc.                          112,646
        9,496  Bel Fuse, Inc., Class B               224,485
       25,814  Cisco Systems, Inc.                   651,287
        2,561  Comtech Telecommunications
                  Corp.                               86,562
       10,148  Digi International, Inc. (a)           83,822
        2,117  Harris Corp.                          144,528
        8,363  Ixia (a)                               89,484
       18,326  JDS Uniphase Corp. (a)                217,530
        6,535  Juniper Networks, Inc. (a)            153,834
        2,409  Motorola Solutions, Inc.              153,405
        4,206  NETGEAR, Inc. (a)                     131,690
        5,633  Oplink Communications,
                  Inc. (a)                           107,365
        7,364  Plantronics, Inc.                     345,887
                                              --------------
                                                   2,502,525
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CONSTRUCTION & ENGINEERING
                  -- 1.6%
       14,194  AECOM Technology Corp. (a)     $      481,886
       10,476  Aegion Corp. (a)                      240,005
        6,050  Comfort Systems USA, Inc.              90,145
        2,147  EMCOR Group, Inc.                      87,877
        2,085  Fluor Corp.                           151,934
        9,030  Jacobs Engineering Group,
                  Inc. (a)                           458,814
        8,827  Orion Marine Group, Inc. (a)           95,420
       13,913  Quanta Services, Inc. (a)             465,947
       12,863  URS Corp.                             736,664
                                              --------------
                                                   2,808,692
                                              --------------
               CONSUMER FINANCE -- 0.9%
        3,883  Capital One Financial Corp.           308,854
        5,487  Cash America International,
                  Inc.                               243,568
       16,553  EZCORP, Inc., Class A (a)             162,054
        7,706  Green Dot Corp., Class A (a)          138,631
       27,166  Navient Corp.                         467,255
        3,209  World Acceptance Corp. (a)            260,185
                                              --------------
                                                   1,580,547
                                              --------------
               CONTAINERS & PACKAGING -- 1.5%
        3,410  AptarGroup, Inc.                      208,351
        3,129  Avery Dennison Corp.                  147,720
       11,833  Bemis Co., Inc.                       461,605
        6,486  Greif, Inc., Class A                  325,467
       10,870  MeadWestvaco Corp.                    454,366
        5,585  Rock-Tenn Co., Class A                555,317
        2,248  Silgan Holdings, Inc.                 110,647
        8,055  Sonoco Products Co.                   315,273
                                              --------------
                                                   2,578,746
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.7%
       14,626  Apollo Education Group,
                  Inc. (a)                           408,504
        8,357  DeVry Education Group, Inc.           334,029
       14,606  ITT Educational Services,
                  Inc. (a)                           207,844
        3,518  Matthews International Corp.,
                  Class A                            152,998
          910  Strayer Education, Inc. (a)            47,156
        3,937  Universal Technical Institute,
                  Inc.                                47,126
                                              --------------
                                                   1,197,657
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
        3,801  Berkshire Hathaway, Inc.,
                  Class B (a)                        476,759
       16,610  NASDAQ OMX Group (The),
                  Inc.                               700,776
                                              --------------
                                                   1,177,535
                                              --------------


Page 60                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.4%
       22,677  AT&T, Inc.                     $      807,075
        3,296  Atlantic Tele-Network, Inc.           192,849
       17,721  CenturyLink, Inc.                     695,372
      109,844  Frontier Communications Corp.         719,478
                                              --------------
                                                   2,414,774
                                              --------------
               ELECTRIC UTILITIES -- 5.4%
        3,723  ALLETE, Inc.                          174,683
       11,502  American Electric Power Co.,
                  Inc.                               597,989
        3,877  Cleco Corp.                           216,104
        4,323  Duke Energy Corp.                     311,818
        8,279  Edison International                  453,689
        4,755  El Paso Electric Co.                  175,222
        7,814  Entergy Corp.                         569,094
       17,585  Exelon Corp.                          546,542
       18,476  FirstEnergy Corp.                     576,636
       17,010  Great Plains Energy, Inc.             421,678
       18,051  Hawaiian Electric Industries,
                  Inc.                               426,365
        7,904  IDACORP, Inc.                         423,259
        1,565  NextEra Energy, Inc.                  146,938
       10,178  Northeast Utilities                   446,814
        5,848  OGE Energy Corp.                      210,235
       29,180  Pepco Holdings, Inc.                  783,483
       11,091  Pinnacle West Capital Corp.           593,257
       15,583  PNM Resources, Inc.                   399,704
        9,027  PPL Corp.                             297,801
        7,068  Southern (The) Co.                    305,974
        4,939  UIL Holdings Corp.                    173,408
        2,421  UNS Energy Corp.                      146,277
       11,968  Westar Energy, Inc.                   431,327
       19,903  Xcel Energy, Inc.                     613,012
                                              --------------
                                                   9,441,309
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.4%
        4,156  Eaton Corp. PLC                       282,276
        2,982  Encore Wire Corp.                     125,065
        1,185  Franklin Electric Co., Inc.            43,430
        2,237  Powell Industries, Inc.               130,663
        2,909  Regal-Beloit Corp.                    204,474
                                              --------------
                                                     785,908
                                              --------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.7%
          955  Anixter International, Inc.            82,101
        7,566  Arrow Electronics, Inc. (a)           438,450
       13,310  Avnet, Inc.                           563,412
        9,567  Benchmark Electronics,
                  Inc. (a)                           231,043
        1,445  Coherent, Inc. (a)                     85,125
       36,531  Corning, Inc.                         717,834
       13,241  DTS, Inc. (a)                         239,530
       11,833  Fabrinet (a)                          220,094
       10,115  II-VI, Inc. (a)                       138,778
       15,647  Ingram Micro, Inc.,
                  Class A (a)                        449,069


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  (CONTINUED)
        6,220  Insight Enterprises, Inc. (a)  $      163,399
       23,020  Jabil Circuit, Inc.                   459,479
       11,511  Knowles Corp. (a)                     334,740
        1,028  Littelfuse, Inc.                       89,354
        2,584  Newport Corp. (a)                      44,729
        4,416  Plexus Corp. (a)                      173,681
        6,084  Rofin-Sinar Technologies,
                  Inc. (a)                           132,814
        8,393  Sanmina Corp. (a)                     195,473
        1,255  ScanSource, Inc. (a)                   44,942
        1,312  SYNNEX Corp. (a)                       84,624
        5,187  TE Connectivity Ltd.                  321,023
        7,311  Tech Data Corp. (a)                   459,058
       29,728  TTM Technologies, Inc. (a)            223,257
       38,073  Vishay Intertechnology, Inc.          560,815
                                              --------------
                                                   6,452,824
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 4.8%
       11,238  Atwood Oceanics, Inc. (a)             541,110
        6,462  Baker Hughes, Inc.                    444,392
        3,024  Bristow Group, Inc.                   215,823
       16,157  Diamond Offshore Drilling,
                  Inc.                               755,986
       14,430  Ensco PLC, Class A                    730,879
        3,251  Exterran Holdings, Inc.               137,355
        8,884  Gulf Island Fabrication, Inc.         173,238
       17,372  Helix Energy Solutions Group,
                  Inc. (a)                           441,770
        3,117  Hornbeck Offshore Services,
                  Inc. (a)                           136,213
       16,381  Nabors Industries Ltd.                444,908
        9,737  National Oilwell Varco, Inc.          789,086
       23,893  Noble Corp. PLC                       749,523
        2,725  Pioneer Energy Services
                  Corp. (a)                           40,085
       25,113  Rowan Cos. PLC, Class A               766,449
        2,964  SEACOR Holdings, Inc. (a)             225,145
        3,162  Superior Energy Services, Inc.        106,243
        4,057  TETRA Technologies, Inc. (a)           44,668
       10,503  Tidewater, Inc.                       496,477
       17,807  Transocean Ltd.                       718,334
        8,568  Unit Corp. (a)                        542,783
                                              --------------
                                                   8,500,467
                                              --------------
               FOOD & STAPLES RETAILING
                  -- 0.9%
        3,707  Andersons (The), Inc.                 200,252
        4,256  CVS Caremark Corp.                    324,988
        6,489  Kroger (The) Co.                      317,831
        9,100  SpartanNash Co.                       190,736
        1,755  United Natural Foods, Inc. (a)        102,878
        4,273  Wal-Mart Stores, Inc.                 314,408
        4,151  Whole Foods Market, Inc.              158,651
                                              --------------
                                                   1,609,744
                                              --------------


                      See Notes to Financial Statements               Page 61

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS -- 2.2%
        7,271  Archer-Daniels-Midland Co.     $      337,374
          643  Cal-Maine Foods, Inc.                  45,782
       16,210  ConAgra Foods, Inc.                   488,407
       33,528  Dean Foods Co.                        513,649
        5,421  Flowers Foods, Inc.                   103,487
        6,091  Ingredion, Inc.                       448,480
          508  J&J Snack Foods Corp.                  45,766
        3,010  J.M. Smucker (The) Co.                299,916
        4,882  Kellogg Co.                           292,090
        2,508  Sanderson Farms, Inc.                 228,454
        7,966  Seneca Foods Corp.,
                  Class A (a)                        227,987
        3,613  Snyder's-Lance, Inc.                   89,638
       21,360  Tyson Foods, Inc., Class A            794,806
                                              --------------
                                                   3,915,836
                                              --------------
               GAS UTILITIES -- 1.6%
       11,657  AGL Resources, Inc.                   601,967
        6,626  Atmos Energy Corp.                    320,168
        3,938  Laclede Group (The), Inc.             185,007
        3,345  New Jersey Resources Corp.            170,863
        4,055  Northwest Natural Gas Co.             175,257
       15,623  ONE Gas, Inc.                         562,428
        3,910  Piedmont Natural Gas Co., Inc.        135,638
        4,607  Questar Corp.                         102,460
          791  South Jersey Industries, Inc.          42,374
        3,622  Southwest Gas Corp.                   179,398
        7,007  UGI Corp.                             340,120
                                              --------------
                                                   2,815,680
                                              --------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 1.0%
        1,222  Analogic Corp.                         87,874
        2,218  Baxter International, Inc.            165,663
        1,083  CONMED Corp.                           42,237
        2,611  Cooper (The) Cos., Inc.               420,058
        3,387  DENTSPLY International, Inc.          157,225
        1,355  Haemonetics Corp. (a)                  48,197
        2,753  Hill-Rom Holdings, Inc.               108,468
        2,405  ICU Medical, Inc. (a)                 140,091
        2,515  Medtronic, Inc.                       155,276
        2,316  Meridian Bioscience, Inc.              45,648
        9,686  Merit Medical Systems,
                  Inc. (a)                           124,368
        2,257  ResMed, Inc.                          116,777
        3,278  Thoratec Corp. (a)                    106,535
                                              --------------
                                                   1,718,417
                                              --------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 3.6%
        5,934  Aetna, Inc.                           460,063
        4,329  Almost Family, Inc. (a)               101,472
        7,772  AMN Healthcare Services,
                  Inc. (a)                           101,813
          510  Chemed Corp.                           51,944
        7,799  Community Health Systems,
                  Inc. (a)                           372,012
        7,843  Ensign Group (The), Inc.              258,270


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HEALTH CARE PROVIDERS &
                  SERVICES (CONTINUED)
        2,313  Express Scripts Holding
                  Co. (a)                     $      161,101
        4,651  Hanger, Inc. (a)                      147,204
        2,751  Health Net, Inc. (a)                  113,314
        3,767  Humana, Inc.                          443,188
        6,332  Kindred Healthcare, Inc.              151,335
        3,132  Laboratory Corp. of America
                  Holdings (a)                       324,757
        8,947  LHC Group, Inc. (a)                   210,076
        7,360  LifePoint Hospitals, Inc. (a)         527,859
        3,917  Magellan Health, Inc. (a)             225,619
        3,930  MEDNAX, Inc. (a)                      232,577
        6,725  Owens & Minor, Inc.                   222,530
        1,672  PharMerica Corp. (a)                   45,127
       13,663  Quest Diagnostics, Inc.               834,809
        5,885  UnitedHealth Group, Inc.              476,979
        4,740  WellCare Health Plans,
                  Inc. (a)                           295,681
        5,961  WellPoint, Inc.                       654,578
                                              --------------
                                                   6,412,308
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.7%
          576  Biglari Holdings, Inc. (a)            244,806
        1,369  BJ's Restaurants, Inc. (a)             46,916
        1,910  Bob Evans Farms, Inc.                  90,744
       12,779  Carnival Corp.                        462,855
        4,923  Cheesecake Factory (The), Inc.        211,098
          960  Cracker Barrel Old Country
                  Store, Inc.                         93,082
        6,932  Darden Restaurants, Inc.              324,071
       14,364  International Game Technology         243,182
       10,633  International Speedway Corp.,
                  Class A                            322,393
        4,357  Interval Leisure Group, Inc.           92,281
       12,100  Life Time Fitness, Inc. (a)           476,135
       10,476  Marcus (The) Corp.                    185,111
          815  Marriott Vacations Worldwide
                  Corp. (a)                           46,903
        1,592  McDonald's Corp.                      150,540
                                              --------------
                                                   2,990,117
                                              --------------
               HOUSEHOLD DURABLES -- 1.8%
       13,049  D.R. Horton, Inc.                     270,114
        5,912  Ethan Allen Interiors, Inc.           135,503
       19,470  M.D.C. Holdings, Inc.                 525,106
       10,044  M/I Homes, Inc. (a)                   206,706
        5,775  Meritage Homes Corp. (a)              221,183
       39,775  PulteGroup, Inc.                      702,029
        6,181  Ryland Group (The), Inc.              198,410
       28,345  Standard Pacific Corp. (a)            213,721
        4,608  Whirlpool Corp.                       657,285
                                              --------------
                                                   3,130,057
                                              --------------


Page 62                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD PRODUCTS -- 0.1%
       10,391  Central Garden & Pet Co.,
                  Class A (a)                 $       96,948
        2,041  Procter & Gamble (The) Co.            157,810
                                              --------------
                                                     254,758
                                              --------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.2%
        8,622  NRG Energy, Inc.                      266,937
                                              --------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.2%
       12,205  General Electric Co.                  306,956
                                              --------------
               INSURANCE -- 7.9%
        6,186  ACE Ltd.                              619,219
        5,153  Aflac, Inc.                           307,840
        1,346  Alleghany Corp. (a)                   557,042
        5,462  Allstate (The) Corp.                  319,254
        5,941  American Financial Group, Inc.        332,636
       14,691  American International Group,
                  Inc.                               763,638
        1,175  AMERISAFE, Inc.                        43,005
        2,452  Arthur J. Gallagher & Co.             110,340
       12,985  Aspen Insurance Holdings Ltd.         519,530
        9,786  Assurant, Inc.                        620,041
        7,442  Brown & Brown, Inc.                   229,065
        6,960  Chubb (The) Corp.                     603,502
        3,338  Cincinnati Financial Corp.            153,615
        3,675  Everest Re Group, Ltd.                572,969
       12,733  First American Financial Corp.        345,574
        4,243  FNF Group (a)                         115,028
        9,217  Genworth Financial, Inc.,
                  Class A (a)                        120,743
        7,238  Hanover Insurance Group (The),
                  Inc.                               418,429
        4,478  Hartford Financial Services
                  Group (The), Inc.                  152,968
        9,339  HCC Insurance Holdings, Inc.          435,944
        6,114  Horace Mann Educators Corp.           175,166
        2,176  Infinity Property & Casualty
                  Corp.                              140,918
       12,400  Kemper Corp.                          429,164
        6,235  Lincoln National Corp.                326,652
        2,429  Mercury General Corp.                 119,555
        2,851  Navigators Group (The),
                  Inc. (a)                           173,341
        5,490  ProAssurance Corp.                    239,529
       12,648  Progressive (The) Corp.               296,469
        1,648  Protective Life Corp.                 114,338
        2,896  Reinsurance Group of America,
                  Inc.                               232,433
        5,512  RenaissanceRe Holdings Ltd.           539,129
        4,744  Safety Insurance Group, Inc.          237,247
        7,734  Selective Insurance Group,
                  Inc.                               172,391
        5,529  StanCorp Financial Group, Inc.        333,620
        7,861  Stewart Information Services
                  Corp.                              231,664





SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INSURANCE (CONTINUED)
        8,524  Travelers (The) Cos., Inc.     $      763,409
        6,521  United Fire Group, Inc.               184,283
       14,741  Universal Insurance Holdings,
                  Inc.                               177,776
       18,455  Unum Group                            633,560
        9,870  W. R. Berkley Corp.                   440,301
       19,599  XL Group PLC                          631,872
                                              --------------
                                                  13,933,199
                                              --------------
               INTERNET & CATALOG RETAIL
                  -- 0.1%
        1,504  FTD Cos., Inc. (a)                     49,542
        1,929  HSN, Inc.                             107,812
        7,092  PetMed Express, Inc.                   97,160
                                              --------------
                                                     254,514
                                              --------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.5%
        8,893  AOL, Inc. (a)                         342,825
       12,562  Dice Holdings, Inc. (a)               115,068
       15,467  Liquidity Services, Inc. (a)          208,650
       22,364  Monster Worldwide, Inc. (a)           145,366
                                              --------------
                                                     811,909
                                              --------------
               IT SERVICES -- 2.6%
        3,472  CACI International, Inc.,
                  Class A (a)                        239,533
       12,688  Computer Sciences Corp.               791,604
        5,330  Convergys Corp.                       103,349
        5,602  CSG Systems International,
                  Inc.                               145,876
        6,399  DST Systems, Inc.                     576,358
        6,492  ExlService Holdings, Inc. (a)         182,101
        1,160  Heartland Payment Systems,
                  Inc.                                55,100
       63,981  Higher One Holdings, Inc. (a)         267,441
        1,769  International Business
                  Machines Corp.                     339,064
       11,218  Sykes Enterprises, Inc. (a)           232,213
       15,957  Teradata Corp. (a)                    672,747
        9,249  Western Union (The) Co.               161,580
       64,458  Xerox Corp.                           854,713
                                              --------------
                                                   4,621,679
                                              --------------
               LEISURE PRODUCTS -- 0.2%
       12,346  Mattel, Inc.                          437,357
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.1%
          955  Bio-Rad Laboratories, Inc.,
                  Class A (a)                        109,815
                                              --------------
               MACHINERY -- 3.1%
        4,231  Actuant Corp., Class A                136,577
       10,490  AGCO Corp.                            510,968
        2,179  Astec Industries, Inc.                 84,698
        2,952  Caterpillar, Inc.                     297,414
        7,084  Deere & Co.                           602,919
        3,527  Dover Corp.                           302,475
        2,760  ESCO Technologies, Inc.                92,598


                      See Notes to Financial Statements               Page 63

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
        5,209  Joy Global, Inc.               $      308,685
        7,646  Kennametal, Inc.                      323,273
        1,132  Lindsay Corp.                          91,635
        8,289  Mueller Industries, Inc.              230,683
        8,231  Oshkosh Corp.                         380,437
        2,551  Parker Hannifin Corp.                 293,237
        2,224  Pentair PLC                           142,492
        5,450  SPX Corp.                             540,258
        1,283  Standex International Corp.            84,614
        1,826  Stanley Black & Decker, Inc.          159,684
        7,286  Timken (The) Co.                      322,770
       11,367  Titan International, Inc.             169,596
        3,008  Valmont Industries, Inc.              438,055
                                              --------------
                                                   5,513,068
                                              --------------
               MARINE -- 0.0%
        1,781  Matson, Inc.                           47,998
                                              --------------
               MEDIA -- 1.1%
        5,122  Gannett Co., Inc.                     167,592
       20,342  Harte-Hanks, Inc.                     133,443
        1,886  John Wiley & Sons, Inc.,
                  Class A                            113,330
        4,726  Meredith Corp.                        217,018
        5,608  Scholastic Corp.                      198,635
       18,871  Time, Inc. (a)                        454,791
        6,849  Time Warner, Inc.                     568,604
                                              --------------
                                                   1,853,413
                                              --------------
               METALS & MINING -- 2.0%
        3,613  Carpenter Technology Corp.            195,608
       39,186  Cliffs Natural Resources, Inc.        683,796
        6,601  Commercial Metals Co.                 113,801
       21,969  Freeport-McMoRan, Inc.                817,686
        3,345  Kaiser Aluminum Corp.                 258,301
        3,954  Materion Corp.                        127,754
        3,256  Nucor Corp.                           163,517
        7,725  Olympic Steel, Inc.                   169,409
        6,201  Reliance Steel & Aluminum Co.         423,218
        1,798  RTI International Metals,
                  Inc. (a)                            44,698
       25,463  Steel Dynamics, Inc.                  540,070
                                              --------------
                                                   3,537,858
                                              --------------
               MULTILINE RETAIL -- 1.8%
        5,001  Big Lots, Inc.                        218,794
        5,592  Dollar General Corp. (a)              308,846
        4,849  Family Dollar Stores, Inc.            362,463
       15,943  Fred's, Inc., Class A                 252,378
       15,221  Kohl's Corp.                          814,932
       11,056  Macy's, Inc.                          638,926
        8,302  Target Corp.                          494,716
                                              --------------
                                                   3,091,055
                                              --------------
               MULTI-UTILITIES -- 4.1%
        5,814  Alliant Energy Corp.                  328,491
       15,692  Ameren Corp.                          603,357
        5,704  Avista Corp.                          176,995


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MULTI-UTILITIES (CONTINUED)
        3,723  Black Hills Corp.              $      196,239
        6,279  CenterPoint Energy, Inc.              152,705
       15,445  CMS Energy Corp.                      446,824
       13,887  Consolidated Edison, Inc.             778,922
        8,238  DTE Energy Co.                        608,129
        6,764  Integrys Energy Group, Inc.           443,448
        6,511  MDU Resources Group, Inc.             205,162
        4,077  NiSource, Inc.                        153,621
        2,802  NorthWestern Corp.                    129,508
       10,019  PG&E Corp.                            447,549
       15,727  Public Service Enterprise
                  Group, Inc.                        553,119
       11,921  SCANA Corp.                           606,541
        1,532  Sempra Energy                         152,756
       34,713  TECO Energy, Inc.                     606,089
        8,326  Vectren Corp.                         317,137
        6,836  Wisconsin Energy Corp.                297,913
                                              --------------
                                                   7,204,505
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 7.8%
        7,969  Apache Corp.                          818,098
       10,724  Approach Resources, Inc. (a)          225,633
        4,267  Bill Barrett Corp. (a)                102,451
        6,142  Chevron Corp.                         793,792
       10,379  Cloud Peak Energy, Inc. (a)           160,667
        5,071  Comstock Resources, Inc.              119,980
        9,353  ConocoPhillips                        771,622
        3,457  Contango Oil & Gas Co. (a)            139,075
       43,438  Denbury Resources, Inc.               736,274
        8,079  Devon Energy Corp.                    609,965
        7,964  Exxon Mobil Corp.                     787,958
       64,149  Forest Oil Corp. (a)                  130,864
        5,817  Green Plains, Inc.                    218,079
        8,109  Hess Corp.                            802,629
       13,499  HollyFrontier Corp.                   634,588
       20,087  Marathon Oil Corp.                    778,371
        8,217  Marathon Petroleum Corp.              685,955
       12,062  Murphy Oil Corp.                      749,412
        7,813  Occidental Petroleum Corp.            763,408
       19,617  Peabody Energy Corp.                  297,590
        7,976  Phillips 66                           646,933
       18,594  QEP Resources, Inc.                   614,532
       10,576  Southwestern Energy Co. (a)           429,174
       14,730  Swift Energy Co. (a)                  162,767
        8,200  Tesoro Corp.                          504,628
       16,005  Valero Energy Corp.                   813,054
        4,642  World Fuel Services Corp.             199,374
        4,779  WPX Energy, Inc. (a)                   98,304
                                              --------------
                                                  13,795,177
                                              --------------
               PAPER & FOREST PRODUCTS
                  -- 1.1%
        1,669  Boise Cascade Co. (a)                  46,982
        3,950  Clearwater Paper Corp. (a)            267,020
          791  Deltic Timber Corp.                    48,330
       10,667  Domtar Corp.                          383,159
        6,446  International Paper Co.               306,185


Page 64                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PAPER & FOREST PRODUCTS
                  (CONTINUED)
       23,559  Louisiana-Pacific Corp. (a)    $      318,989
        2,752  Neenah Paper, Inc.                    136,554
        9,188  P.H. Glatfelter Co.                   218,674
        3,350  Schweitzer-Mauduit
                  International, Inc.                136,781
                                              --------------
                                                   1,862,674
                                              --------------
               PERSONAL PRODUCTS -- 0.1%
        4,810  Medifast, Inc. (a)                    138,095
                                              --------------
               PHARMACEUTICALS -- 0.6%
        7,739  Eli Lilly & Co.                       472,543
        1,533  Johnson & Johnson                     153,438
       16,210  Pfizer, Inc.                          465,227
                                              --------------
                                                   1,091,208
                                              --------------
               PROFESSIONAL SERVICES -- 0.6%
       13,268  CDI Corp.                             184,027
          645  Exponent, Inc.                         45,847
        5,167  Heidrick & Struggles
                  International, Inc.                 96,468
       14,197  Kelly Services, Inc., Class A         226,300
        4,980  Korn/Ferry International (a)          146,512
        1,347  Manpowergroup, Inc.                   104,918
       13,969  Navigant Consulting, Inc. (a)         227,974
        7,292  Resources Connection, Inc.            110,109
                                              --------------
                                                   1,142,155
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 1.0%
        1,581  Agree Realty Corp.                     46,292
       14,539  Capstead Mortgage Corp.               186,681
        6,957  Corrections Corp. of America          224,155
        1,711  EPR Properties                         92,223
        2,675  Geo Group (The), Inc.                  92,047
        5,010  Getty Realty Corp.                     92,034
        1,883  Government Properties Income
                  Trust                               43,968
       17,986  Inland Real Estate Corp.              185,975
       12,857  Rayonier, Inc.                        437,909
        3,015  Taubman Centers, Inc.                 221,783
        6,097  Washington Prime Group,
                  Inc. (a)                           115,172
                                              --------------
                                                   1,738,239
                                              --------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.1%
          904  Jones Lang LaSalle, Inc.              111,825
                                              --------------
               ROAD & RAIL -- 0.7%
       10,410  CSX Corp.                             311,467
        5,462  Ryder System, Inc.                    470,442
       17,241  Werner Enterprises, Inc.              423,784
                                              --------------
                                                   1,205,693
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.5%
        4,438  Brooks Automation, Inc.        $       45,179
        2,141  Cabot Microelectronics
                  Corp. (a)                           86,047
       10,720  Cirrus Logic, Inc. (a)                240,450
        5,050  Diodes, Inc. (a)                      128,775
       25,950  Intel Corp.                           879,445
        8,191  International Rectifier
                  Corp. (a)                          203,464
       13,407  Kulicke & Soffa Industries,
                  Inc. (a)                           182,603
        3,060  MKS Instruments, Inc.                  97,247
       17,300  NVIDIA Corp.                          302,750
       18,054  Teradyne, Inc.                        328,944
        3,356  Texas Instruments, Inc.               155,215
                                              --------------
                                                   2,650,119
                                              --------------
               SOFTWARE -- 1.5%
       27,901  CA, Inc.                              805,781
       17,035  Ebix, Inc.                            213,959
       10,410  EPIQ Systems, Inc.                    150,112
       11,871  Oracle Corp.                          479,470
        1,988  Progress Software Corp. (a)            46,082
       21,009  Symantec Corp.                        497,073
        5,887  Synopsys, Inc. (a)                    222,352
       10,961  Take-Two Interactive Software,
                  Inc. (a)                           245,307
                                              --------------
                                                   2,660,136
                                              --------------
               SPECIALTY RETAIL -- 6.5%
       16,548  Aaron's, Inc.                         436,536
        2,642  Abercrombie & Fitch Co.,
                  Class A                            103,936
       20,368  American Eagle Outfitters,
                  Inc.                               217,123
        8,601  ANN, Inc. (a)                         316,087
       34,489  Ascena Retail Group, Inc. (a)         553,893
        2,097  Barnes & Noble, Inc. (a)               43,660
       25,858  Best Buy Co., Inc.                    768,758
       19,867  Big 5 Sporting Goods Corp.            196,882
        5,112  Brown Shoe Co., Inc.                  144,107
        3,297  Buckle (The), Inc.                    146,717
        6,187  Cato (The) Corp., Class A             190,931
        3,852  Children's Place (The), Inc.          193,370
        5,456  Christopher & Banks Corp. (a)          46,649
        3,312  CST Brands, Inc.                      110,720
        7,600  Dick's Sporting Goods, Inc.           323,228
        6,429  Finish Line (The), Inc.,
                  Class A                            169,018
        9,011  Foot Locker, Inc.                     428,293
       19,814  GameStop Corp., Class A               831,594
       11,574  Gap (The), Inc.                       464,233
        1,781  Genesco, Inc. (a)                     135,837
        1,134  Group 1 Automotive, Inc.               83,825
       21,843  Guess?, Inc.                          568,136
        9,700  Haverty Furniture Cos., Inc.          215,631
          882  Hibbett Sports, Inc. (a)               44,021
        2,734  L Brands, Inc.                        158,490
        3,342  Lowe's Cos., Inc.                     159,915
        7,238  Murphy USA, Inc. (a)                  357,702
        3,221  Outerwall, Inc. (a)                   177,219


                        See Notes to Financial Statements                Page 65

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL (CONTINUED)
       16,683  Pep Boys-Manny, Moe & Jack
                  (The) (a)                   $      176,506
       10,727  PetSmart, Inc.                        730,938
       20,563  Rent-A-Center, Inc.                   492,278
        4,627  Select Comfort Corp. (a)               93,465
        3,583  Sonic Automotive, Inc.,
                  Class A                             87,139
       10,229  Stage Stores, Inc.                    184,327
       73,972  Staples, Inc.                         857,335
       10,530  Stein Mart, Inc.                      136,679
       18,945  Urban Outfitters, Inc. (a)            676,905
        3,400  Vitamin Shoppe, Inc. (a)              145,010
        6,930  Zumiez, Inc. (a)                      193,001
                                              --------------
                                                  11,360,094
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.4%
       12,177  EMC Corp.                             356,786
       23,808  Hewlett-Packard Co.                   847,803
       12,246  Lexmark International, Inc.,
                  Class A                            588,175
       10,084  NCR Corp. (a)                         312,100
        8,783  NetApp, Inc.                          341,132
        1,891  Super Micro Computer, Inc. (a)         49,487
                                              --------------
                                                   2,495,483
                                              --------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.8%
       23,453  Coach, Inc.                           810,535
          717  Oxford Industries, Inc.                42,712
        2,994  Ralph Lauren Corp.                    466,645
        1,046  Skechers U.S.A., Inc.,
                  Class A (a)                         54,570
                                              --------------
                                                   1,374,462
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.6%
       16,991  Astoria Financial Corp.               218,844
        8,241  Bank Mutual Corp.                      49,693
       10,202  Brookline Bancorp, Inc.                92,124
        6,054  Dime Community Bancshares,
                  Inc.                                91,537
       14,301  New York Community Bancorp,
                  Inc.                               227,100
        3,522  Northwest Bancshares, Inc.             43,673
       10,572  People's United Financial,
                  Inc.                               153,505
        8,445  Provident Financial Services,
                  Inc.                               141,116
        7,155  TrustCo Bank Corp.                     47,151
                                              --------------
                                                   1,064,743
                                              --------------
               TOBACCO -- 0.3%
       10,655  Universal Corp.                       553,314
                                              --------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 0.4%
        8,063  Aceto Corp.                           135,136


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               TRADING COMPANIES &
                  DISTRIBUTORS (CONTINUED)
        2,883  Applied Industrial
                  Technologies, Inc.          $      139,710
        5,286  GATX Corp.                            327,732
        3,423  Kaman Corp.                           136,954
                                              --------------
                                                     739,532
                                              --------------
               WATER UTILITIES -- 0.1%
        4,358  Aqua America, Inc.                    103,633
                                              --------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.5%
        3,836  NTELOS Holdings Corp.                  46,186
       15,829  Spok Holdings, Inc.                   236,960
       22,587  Telephone & Data Systems, Inc.        564,675
                                              --------------
                                                     847,821
                                              --------------
               TOTAL COMMON STOCKS --
                  99.8%                          175,730,679
               (Cost $171,321,778)

               MONEY MARKET FUNDS -- 0.2%
      308,317  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.03% (b)                  308,317
               (Cost $308,317)                --------------

               TOTAL INVESTMENTS -- 100.0%       176,038,996
               (Cost $171,630,095) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%              (52,873)
                                              --------------
               NET ASSETS -- 100.0%           $  175,986,123
                                              ===============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of July 31, 2014.

(c) Aggregate cost for federal income tax purposes is $174,009,858. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,247,454 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,218,316.


Page 66                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2014

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*        $ 175,730,679    $    --      $    --
Money Market
   Funds                    308,317         --           --
                     ---------------------------------------
Total Investments     $ 176,038,996    $    --      $    --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.


                        See Notes to Financial Statements                Page 67

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.7%
          304  American Science &
                  Engineering, Inc.           $       19,091
        1,963  B/E Aerospace, Inc. (a)               167,130
          900  Boeing (The) Co.                      108,432
        5,688  GenCorp, Inc. (a)                     100,962
        1,965  General Dynamics Corp.                229,453
          712  Lockheed Martin Corp.                 118,883
        1,192  Moog, Inc., Class A (a)                78,696
        2,941  Orbital Sciences Corp. (a)             75,495
        2,991  Textron, Inc.                         108,783
                                              --------------
                                                   1,006,925
                                              --------------
               AIR FREIGHT & LOGISTICS
                  -- 0.9%
        2,593  Expeditors International of
                  Washington, Inc.                   111,966
        1,891  FedEx Corp.                           277,750
        1,816  Forward Air Corp.                      81,302
          558  United Parcel Service, Inc.,
                  Class B                             54,176
                                              --------------
                                                     525,194
                                              --------------
               AIRLINES -- 1.4%
        4,776  Alaska Air Group, Inc.                210,001
          553  Allegiant Travel Co.                   65,122
        7,394  Delta Air Lines, Inc.                 276,979
       10,658  Southwest Airlines Co.                301,408
                                              --------------
                                                     853,510
                                              --------------
               AUTO COMPONENTS -- 1.5%
        3,513  BorgWarner, Inc.                      218,684
        3,332  Delphi Automotive PLC                 222,578
          869  Drew Industries, Inc.                  39,105
        8,244  Goodyear Tire & Rubber (The)
                  Co.                                207,501
        3,440  Johnson Controls, Inc.                162,506
        2,432  Standard Motor Products, Inc.          87,674
                                              --------------
                                                     938,048
                                              --------------
               AUTOMOBILES -- 0.2%
          820  Harley-Davidson, Inc.                  50,692
        1,726  Winnebago Industries, Inc. (a)         40,561
                                              --------------
                                                      91,253
                                              --------------
               BANKS -- 0.8%
        1,949  Bank of the Ozarks, Inc.               59,971
        1,576  Boston Private Financial
                  Holdings, Inc.                      19,668
          675  First Financial Bankshares,
                  Inc.                                19,832
        1,244  First Midwest Bancorp, Inc.            20,153
          746  Glacier Bancorp, Inc.                  19,754
          645  Home BancShares, Inc.                  19,389
        1,015  PacWest Bancorp                        42,295
        1,651  Pinnacle Financial Partners,
                  Inc.                                61,087
        1,042  Signature Bank (a)                    119,194
          779  SVB Financial Group (a)                84,927


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BANKS (CONTINUED)
          334  UMB Financial Corp.            $       18,914
        2,063  Wilshire Bancorp, Inc.                 19,433
                                              --------------
                                                     504,617
                                              --------------
               BEVERAGES -- 1.3%
           95  Boston Beer (The) Co., Inc.,
                  Class A (a)                         20,938
        1,824  Brown-Forman Corp., Class B           158,050
        2,397  Coca-Cola Enterprises, Inc.           108,944
        3,248  Constellation Brands, Inc.,
                  Class A (a)                        270,428
        2,932  Dr Pepper Snapple Group, Inc.         172,284
          641  PepsiCo, Inc.                          56,472
                                              --------------
                                                     787,116
                                              --------------
               BIOTECHNOLOGY -- 2.0%
        1,466  Alexion Pharmaceuticals,
                  Inc. (a)                           233,079
          545  Biogen Idec, Inc. (a)                 182,242
        2,667  Celgene Corp. (a)                     232,429
        1,300  Cubist Pharmaceuticals,
                  Inc. (a)                            79,170
        1,935  Emergent Biosolutions,
                  Inc. (a)                            42,570
        2,762  Gilead Sciences, Inc. (a)             252,861
        1,046  Ligand Pharmaceuticals,
                  Inc. (a)                            51,432
        3,814  Repligen Corp. (a)                     79,980
          605  Vertex Pharmaceuticals,
                  Inc. (a)                            53,791
                                              --------------
                                                   1,207,554
                                              --------------
               BUILDING PRODUCTS -- 0.8%
        2,652  A.O. Smith Corp.                      123,848
        3,889  AAON, Inc.                             76,302
        2,493  Apogee Enterprises, Inc.               80,898
        1,468  Lennox International, Inc.            125,250
        2,579  Masco Corp.                            53,643
        1,195  Simpson Manufacturing Co.,
                  Inc.                                36,340
                                              --------------
                                                     496,281
                                              --------------
               CAPITAL MARKETS -- 1.1%
          213  Affiliated Managers Group,
                  Inc. (a)                            42,440
        1,909  Ameriprise Financial, Inc.            228,316
        1,131  Evercore Partners, Inc.,
                  Class A                             61,707
          990  Franklin Resources, Inc.               53,609
        2,921  HFF, Inc., Class A                     99,197
        1,517  Invesco Ltd.                           57,085
          410  Virtus Investment Partners,
                  Inc.                                84,071
          700  Waddell & Reed Financial,
                  Inc., Class A                       36,953
                                              --------------
                                                     663,378
                                              --------------
               CHEMICALS -- 4.4%
        1,335  Air Products & Chemicals, Inc.        176,153
        1,722  Cytec Industries, Inc.                173,664
        1,966  Eastman Chemical Co.                  154,881
        1,543  Ecolab, Inc.                          167,462
        3,378  Flotek Industries, Inc. (a)            97,455
          903  H.B. Fuller Co.                        40,319


Page 68                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS (CONTINUED)
        2,196  International Flavors &
                  Fragrances, Inc.            $      221,774
        2,932  LyondellBasell Industries
                  N.V., Class A                      311,525
        1,384  Minerals Technologies, Inc.            80,369
          918  Monsanto Co.                          103,817
          335  NewMarket Corp.                       129,645
        5,386  PolyOne Corp.                         204,399
        1,362  PPG Industries, Inc.                  270,166
        3,932  RPM International, Inc.               173,716
          830  Sherwin-Williams (The) Co.            171,171
        1,128  Sigma-Aldrich Corp.                   113,274
        1,192  Valspar (The) Corp.                    89,459
                                              --------------
                                                   2,679,249
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.4%
        1,455  Brady Corp., Class A                   38,048
        3,604  Cintas Corp.                          225,610
        3,100  Deluxe Corp.                          170,531
        1,476  Healthcare Services Group,
                  Inc.                                38,583
        1,449  Herman Miller, Inc.                    42,369
        2,321  HNI Corp.                              82,024
        6,461  Iron Mountain, Inc.                   216,508
        1,361  Mobile Mini, Inc.                      51,391
          763  MSA Safety, Inc.                       39,508
        8,292  Pitney Bowes, Inc.                    224,382
        3,767  Tyco International Ltd.               162,546
        2,708  Waste Connections, Inc.               128,197
        1,280  Waste Management, Inc.                 57,459
                                              --------------
                                                   1,477,156
                                              --------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.3%
        6,978  ARRIS Group, Inc. (a)                 238,438
        2,024  Ciena Corp. (a)                        39,529
        2,055  F5 Networks, Inc. (a)                 231,372
        5,825  Harmonic, Inc. (a)                     34,950
          917  InterDigital, Inc.                     40,431
          723  QUALCOMM, Inc.                         53,285
        8,802  Riverbed Technology, Inc. (a)         157,556
                                              --------------
                                                     795,561
                                              --------------
               CONSTRUCTION & ENGINEERING
                  -- 0.2%
        3,470  Dycom Industries, Inc. (a)             97,576
                                              --------------
               CONSTRUCTION MATERIALS -- 0.8%
        1,926  Eagle Materials, Inc.                 174,919
        7,821  Headwaters, Inc. (a)                   83,607
        1,375  Martin Marietta Materials,
                  Inc.                               170,816
          898  Vulcan Materials Co.                   56,691
                                              --------------
                                                     486,033
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CONSUMER FINANCE -- 0.5%
          604  American Express Co.           $       53,152
        1,848  Discover Financial Services           112,839
        1,435  Encore Capital Group, Inc. (a)         60,959
          755  First Cash Financial Services,
                  Inc. (a)                            42,589
        1,095  Portfolio Recovery Associates,
                  Inc. (a)                            64,561
                                              --------------
                                                     334,100
                                              --------------
               CONTAINERS & PACKAGING -- 1.1%
        4,567  Ball Corp.                            279,775
        2,163  Myers Industries, Inc.                 39,972
        3,175  Packaging Corp. of America            210,058
        5,027  Sealed Air Corp.                      161,467
                                              --------------
                                                     691,272
                                              --------------
               DISTRIBUTORS -- 0.3%
        1,304  Genuine Parts Co.                     107,997
        1,642  LKQ Corp. (a)                          42,947
          375  Pool Corp.                             20,535
                                              --------------
                                                     171,479
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.8%
          239  Graham Holdings Co., Class B          163,894
        5,124  H&R Block, Inc.                       164,634
        6,346  Service Corp. International           133,266
                                              --------------
                                                     461,794
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
        2,069  McGraw Hill Financial, Inc.           165,975
        1,959  Moody's Corp.                         170,433
        1,980  MSCI, Inc. (a)                         89,595
                                              --------------
                                                     426,003
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.5%
        7,844  General Communication, Inc.,
                  Class A (a)                         86,598
        5,631  tw telecom, Inc. (a)                  229,407
                                              --------------
                                                     316,005
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.8%
        1,642  Acuity Brands, Inc.                   176,137
        1,415  AZZ, Inc.                              61,750
          948  EnerSys                                60,132
          737  Hubbell, Inc., Class B                 86,185
          915  Rockwell Automation, Inc.             102,169
                                              --------------
                                                     486,373
                                              --------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.8%
        3,086  Agilysys, Inc. (a)                     40,581
        1,189  Amphenol Corp., Class A               114,346
          402  Badger Meter, Inc.                     20,060


                      See Notes to Financial Statements               Page 69

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  (CONTINUED)
        1,390  Belden, Inc.                   $       94,381
        1,698  Cognex Corp. (a)                       69,584
          431  FARO Technologies, Inc. (a)            21,822
        1,649  FLIR Systems, Inc.                     54,879
        1,262  Measurement Specialties,
                  Inc. (a)                           108,519
        2,843  Methode Electronics, Inc.              90,919
          313  MTS Systems Corp.                      20,658
        1,353  National Instruments Corp.             43,079
          977  OSI Systems, Inc. (a)                  64,775
        1,310  Rogers Corp. (a)                       75,142
        2,457  Trimble Navigation Ltd. (a)            75,921
        2,757  Zebra Technologies Corp.,
                  Class A (a)                        220,753
                                              --------------
                                                   1,115,419
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 3.2%
        3,718  Basic Energy Services,
                  Inc. (a)                            89,195
        2,573  C&J Energy Services, Inc. (a)          77,087
        1,178  CARBO Ceramics, Inc.                  146,708
        1,425  Dresser-Rand Group, Inc. (a)           84,802
          401  Dril-Quip, Inc. (a)                    40,409
          739  Era Group, Inc. (a)                    19,805
        3,750  FMC Technologies, Inc. (a)            228,000
        4,032  Halliburton Co.                       278,168
        1,972  Helmerich & Payne, Inc.               209,545
        5,020  ION Geophysical Corp. (a)              18,825
        3,313  Matrix Service Co. (a)                 88,954
        3,488  Newpark Resources, Inc. (a)            42,658
        1,162  Oceaneering International,
                  Inc.                                78,911
        6,496  Patterson-UTI Energy, Inc.            223,138
        2,427  Schlumberger Ltd.                     263,062
        4,073  Tesco Corp.                            79,505
                                              --------------
                                                   1,968,772
                                              --------------
               FOOD & STAPLES RETAILING
                  -- 1.2%
        1,236  Casey's General Stores, Inc.           81,786
        3,335  Safeway, Inc.                         114,924
       27,613  SUPERVALU, Inc. (a)                   253,211
        3,862  Walgreen Co.                          265,590
                                              --------------
                                                     715,511
                                              --------------
               FOOD PRODUCTS -- 1.9%
        1,329  B&G Foods, Inc.                        37,305
        2,569  Calavo Growers, Inc.                   88,605
        3,119  Darling Ingredients, Inc. (a)          58,388
          751  Diamond Foods, Inc. (a)                20,172
        1,023  Hain Celestial Group (The),
                  Inc. (a)                            87,467
        3,481  Hormel Foods Corp.                    157,550
        2,297  Keurig Green Mountain, Inc.           273,986
          955  Kraft Foods Group, Inc.                51,174
        1,844  Mead Johnson Nutrition Co.            168,615


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FOOD PRODUCTS (CONTINUED)
        7,012  WhiteWave Foods (The) Co. (a)  $      208,887
                                              --------------
                                                   1,152,149
                                              --------------
               GAS UTILITIES -- 0.3%
        2,319  National Fuel Gas Co.                 159,802
                                              --------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 3.9%
        2,346  Align Technology, Inc. (a)            127,177
        2,345  Anika Therapeutics, Inc. (a)           98,631
          484  Becton, Dickinson and Co.              56,260
        2,373  Cantel Medical Corp.                   79,567
        2,582  CareFusion Corp. (a)                  113,066
        2,540  Covidien PLC                          219,735
        2,668  Edwards Lifesciences Corp. (a)        240,787
        1,772  Greatbatch, Inc. (a)                   87,732
        7,163  Hologic, Inc. (a)                     186,739
        1,359  IDEXX Laboratories, Inc. (a)          169,168
          923  Integra LifeSciences
                  Holdings (a)                        43,769
        2,593  Natus Medical, Inc. (a)                74,601
        1,833  NuVasive, Inc. (a)                     68,517
        1,595  Sirona Dental Systems,
                  Inc. (a)                           127,919
        1,654  St. Jude Medical, Inc.                107,824
        3,395  STERIS Corp.                          172,737
        1,358  Stryker Corp.                         108,328
        1,245  Teleflex, Inc.                        134,136
        1,654  Zimmer Holdings, Inc.                 165,516
                                              --------------
                                                   2,382,209
                                              --------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 4.0%
          841  Air Methods Corp. (a)                  42,260
        3,940  AmerisourceBergen Corp.               303,025
        1,430  AmSurg Corp. (a)                       68,297
        2,876  Bio-Reference Laboratories,
                  Inc. (a)                            90,278
        2,490  Cigna Corp.                           224,200
          962  CorVel Corp. (a)                       38,749
        3,167  DaVita HealthCare Partners,
                  Inc. (a)                           223,084
        7,214  Gentiva Health Services,
                  Inc. (a)                           130,573
          765  Henry Schein, Inc. (a)                 88,931
        1,537  McKesson Corp.                        294,889
          149  MWI Veterinary Supply,
                  Inc. (a)                            21,048
        2,728  Omnicare, Inc.                        170,500
        6,099  Tenet Healthcare Corp. (a)            321,844
        2,370  Universal Health Services,
                  Inc., Class B                      252,642
        5,175  VCA, Inc. (a)                         192,976
                                              --------------
                                                   2,463,296
                                              --------------
               HEALTH CARE TECHNOLOGY -- 0.2%
          683  Computer Programs & Systems,
                  Inc.                                44,955
        3,027  Omnicell, Inc. (a)                     82,940
                                              --------------
                                                     127,895
                                              --------------


Page 70                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.6%
        5,374  Boyd Gaming Corp. (a)          $       59,114
          901  Brinker International, Inc.            40,401
          656  Buffalo Wild Wings, Inc. (a)           95,330
          387  Chipotle Mexican Grill,
                  Inc. (a)                           260,258
          600  Domino's Pizza, Inc.                   43,200
        1,089  Jack in the Box, Inc.                  62,280
        4,466  Marriott International, Inc.,
                  Class A                            288,995
        1,466  Multimedia Games Holding Co.,
                  Inc. (a)                            35,360
          500  Papa John's International, Inc.        20,845
        4,315  Pinnacle Entertainment,
                  Inc. (a)                            94,067
          916  Red Robin Gourmet Burgers,
                  Inc. (a)                            58,954
        1,968  Sonic Corp. (a)                        40,639
          740  Starbucks Corp.                        57,483
          815  Texas Roadhouse, Inc.                  20,277
        5,138  Wendy's (The) Co.                      41,875
        2,268  Wyndham Worldwide Corp.               171,347
          552  Wynn Resorts Ltd.                     117,686
          705  Yum! Brands, Inc.                      48,927
                                              --------------
                                                   1,557,038
                                              --------------
               HOUSEHOLD DURABLES -- 2.6%
        3,761  Garmin Ltd.                           207,005
        2,665  Harman International
                  Industries, Inc.                   289,286
        1,075  Helen of Troy Ltd. (a)                 57,652
        1,061  iRobot Corp. (a)                       34,345
        2,216  Jarden Corp. (a)                      123,874
        5,456  Lennar Corp., Class A                 197,671
          828  Mohawk Industries, Inc. (a)           103,310
          158  NVR, Inc. (a)                         177,981
        3,802  Tempur Sealy International,
                  Inc. (a)                           208,007
        2,460  Toll Brothers, Inc. (a)                80,417
        2,223  Universal Electronics,
                  Inc. (a)                           105,882
                                              --------------
                                                   1,585,430
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.3%
          627  Church & Dwight Co., Inc.              40,241
        1,078  Energizer Holdings, Inc.              123,711
          578  WD-40 Co.                              38,587
                                              --------------
                                                     202,539
                                              --------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.5%
          400  3M Co.                                 56,356
        1,048  Carlisle Cos., Inc.                    83,861
          727  Danaher Corp.                          53,711
          784  Roper Industries, Inc.                112,951
                                              --------------
                                                     306,879
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INSURANCE -- 1.3%
        1,907  Aon PLC                        $      160,875
        1,000  Employers Holdings, Inc.               21,300
        1,606  HCI Group, Inc.                        64,079
        2,210  Marsh & McLennan Cos., Inc.           112,202
        7,950  Old Republic International
                  Corp.                              114,400
        3,403  Principal Financial Group,
                  Inc.                               169,061
          949  RLI Corp.                              40,560
        2,097  Torchmark Corp.                       110,596
                                              --------------
                                                     793,073
                                              --------------
               INTERNET & CATALOG RETAIL
                  -- 1.6%
        2,908  Expedia, Inc.                         230,953
          650  Netflix, Inc. (a)                     274,768
        5,080  Nutrisystem, Inc.                      81,534
           95  Priceline Group (The),
                  Inc. (a)                           118,033
        2,635  TripAdvisor, Inc. (a)                 249,904
                                              --------------
                                                     955,192
                                              --------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.6%
        3,751  Akamai Technologies, Inc. (a)         221,384
        1,123  Blucora, Inc. (a)                      19,170
        2,450  comScore, Inc. (a)                     88,665
          467  Dealertrack Technologies,
                  Inc. (a)                            17,545
          626  Equinix, Inc. (a)                     134,289
        4,254  Facebook, Inc., Class A (a)           309,053
          854  j2 Global, Inc.                        41,778
        2,330  LogMeIn, Inc. (a)                      94,854
        3,348  Perficient, Inc. (a)                   56,883
        1,734  XO Group, Inc. (a)                     19,369
                                              --------------
                                                   1,002,990
                                              --------------
               IT SERVICES -- 2.4%
          611  Alliance Data Systems
                  Corp. (a)                          160,259
        4,361  Broadridge Financial
                  Solutions, Inc.                    176,054
        1,171  Cognizant Technology Solutions
                  Corp., Class A (a)                  57,437
        1,046  Fidelity National Information
                  Services, Inc.                      58,994
        2,848  Fiserv, Inc. (a)                      175,636
          559  Forrester Research, Inc.               21,622
          622  Gartner, Inc. (a)                      42,557
        1,805  Global Payments, Inc.                 125,032
        2,388  iGATE Corp. (a)                        85,204
        1,528  Jack Henry & Associates, Inc.          89,159
        1,010  MAXIMUS, Inc.                          41,774
        2,998  TeleTech Holdings, Inc. (a)            82,535
        3,646  Total System Services, Inc.           116,672
        2,428  Virtusa Corp. (a)                      75,948
        1,253  WEX, Inc. (a)                         135,224
                                              --------------
                                                   1,444,107
                                              --------------


                        See Notes to Financial Statements                Page 71

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LEISURE PRODUCTS -- 0.2%
        1,040  Brunswick Corp.                $       41,943
          337  Polaris Industries, Inc.               49,721
          736  Sturm, Ruger & Co., Inc.               36,771
                                              --------------
                                                     128,435
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.2%
       12,193  Affymetrix, Inc. (a)                  104,860
        4,320  Albany Molecular Research,
                  Inc. (a)                            82,253
        4,199  Cambrex Corp. (a)                      88,473
          359  Mettler-Toledo International,
                  Inc. (a)                            92,313
        1,234  PAREXEL International
                  Corp. (a)                           66,093
        3,667  PerkinElmer, Inc.                     169,489
          981  Techne Corp.                           91,547
          485  Thermo Fisher Scientific, Inc.         58,927
                                              --------------
                                                     753,955
                                              --------------
               MACHINERY -- 4.6%
        1,145  Albany International Corp.,
                  Class A                             41,037
        1,691  Barnes Group, Inc.                     57,917
          845  CIRCOR International, Inc.             60,730
        1,468  CLARCOR, Inc.                          87,067
        1,768  Crane Co.                             121,302
        1,484  Cummins, Inc.                         206,855
          891  EnPro Industries, Inc. (a)             60,962
        4,449  Federal Signal Corp.                   64,333
          561  Graco, Inc.                            41,598
        1,646  Harsco Corp.                           41,594
        3,330  Hillenbrand, Inc.                     100,067
        1,629  IDEX Corp.                            123,511
        1,308  Illinois Tool Works, Inc.             107,740
        4,719  ITT Corp.                             216,932
        2,805  John Bean Technologies Corp.           73,070
        3,969  Lydall, Inc. (a)                      100,138
        1,132  Nordson Corp.                          85,092
          911  PACCAR, Inc.                           56,728
        1,449  Snap-on, Inc.                         174,170
        1,139  Tennant Co.                            83,090
        2,209  Terex Corp.                            76,233
          683  Toro (The) Co.                         40,522
        5,192  Trinity Industries, Inc.              226,579
        1,592  Wabtec Corp.                          128,443
        1,056  Watts Water Technologies,
                  Inc., Class A                       61,734
        3,619  Woodward, Inc.                        180,805
        5,860  Xylem, Inc.                           206,799
                                              --------------
                                                   2,825,048
                                              --------------
               MARINE -- 0.3%
        1,550  Kirby Corp. (a)                       180,513
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MEDIA -- 2.6%
        6,419  Cinemark Holdings, Inc.        $      210,543
        3,200  Comcast Corp., Class A                171,936
        3,368  DIRECTV (a)                           289,816
        2,054  E.W. Scripps (The) Co.,
                  Class A (a)                         44,531
       11,739  Interpublic Group of Cos.
                  (The), Inc.                        231,376
        9,193  Live Nation Entertainment,
                  Inc. (a)                           213,369
        3,192  News Corp., Class A (a)                56,339
        1,166  Time Warner Cable, Inc.               169,186
        1,629  Twenty-First Century Fox,
                  Inc., Class A                       51,607
        2,003  Walt Disney (The) Co.                 172,018
                                              --------------
                                                   1,610,721
                                              --------------
               METALS & MINING -- 1.2%
       10,919  AK Steel Holding Corp. (a)             99,363
        1,897  Compass Minerals
                  International, Inc.                163,180
        2,091  Globe Specialty Metals, Inc.           39,792
        6,190  Stillwater Mining Co. (a)             110,801
          985  SunCoke Energy, Inc. (a)               22,488
        1,960  U.S. Silica Holdings, Inc.            110,191
        5,274  Worthington Industries, Inc.          201,730
                                              --------------
                                                     747,545
                                              --------------
               MULTILINE RETAIL -- 0.5%
        2,529  Nordstrom, Inc.                       175,083
        6,097  Tuesday Morning Corp. (a)             100,356
                                              --------------
                                                     275,439
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 6.1%
        2,615  Anadarko Petroleum Corp.              279,413
        1,569  Carrizo Oil & Gas, Inc. (a)            96,352
        9,738  Chesapeake Energy Corp.               256,791
        1,996  Cimarex Energy Co.                    277,484
        2,554  Energen Corp.                         208,483
        2,450  EOG Resources, Inc.                   268,128
        2,142  EQT Corp.                             200,962
          698  Gulfport Energy Corp. (a)              37,280
        3,158  Kinder Morgan, Inc.                   113,625
        6,477  Newfield Exploration Co. (a)          261,023
        2,957  Noble Energy, Inc.                    196,611
        4,001  Northern Oil and Gas, Inc. (a)         64,376
        1,376  PDC Energy, Inc. (a)                   74,662
        6,409  Penn Virginia Corp. (a)                83,445
       14,447  PetroQuest Energy, Inc. (a)            92,605
        1,246  Pioneer Natural Resources Co.         275,939
          658  Range Resources Corp.                  49,738
        3,311  Rosetta Resources, Inc. (a)           169,093
        2,699  SM Energy Co.                         211,980
        5,391  Spectra Energy Corp.                  220,600
        1,857  Stone Energy Corp. (a)                 70,659
        3,934  Williams (The) Cos., Inc.             222,782
                                              --------------
                                                   3,732,031
                                              --------------


Page 72                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PAPER & FOREST PRODUCTS
                  -- 0.2%
        3,279  KapStone Paper & Packaging
                  Corp. (a)                   $       97,518
                                              --------------
               PERSONAL PRODUCTS -- 0.1%
          771  Estee Lauder (The) Cos., Inc.,
                  Class A                             56,638
                                              --------------
               PHARMACEUTICALS -- 2.8%
        2,029  AbbVie, Inc.                          106,198
        1,283  Actavis PLC (a)                       274,896
        3,267  Akorn, Inc. (a)                       110,849
        1,692  Allergan, Inc.                        280,635
          626  Endo International PLC (a)             41,992
        4,458  Hospira, Inc. (a)                     247,285
        2,189  Lannett Co., Inc. (a)                  73,572
        4,442  Mylan, Inc. (a)                       219,302
          625  Prestige Brands Holdings,
                  Inc. (a)                            19,250
        1,175  Questcor Pharmaceuticals, Inc.        105,715
        1,840  Salix Pharmaceuticals Ltd. (a)        242,714
                                              --------------
                                                   1,722,408
                                              --------------
               PROFESSIONAL SERVICES -- 1.3%
        1,579  Equifax, Inc.                         120,146
        2,401  FTI Consulting, Inc. (a)               88,741
        3,548  Nielsen N.V.                          163,598
        1,833  On Assignment, Inc. (a)                49,509
        5,997  Robert Half International, Inc.       291,754
        3,152  TrueBlue, Inc. (a)                     85,073
                                              --------------
                                                     798,821
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 5.3%
        2,321  Acadia Realty Trust                    65,522
          613  American Assets Trust, Inc.            21,020
        1,909  American Tower Corp.                  180,190
        1,774  Apartment Investment &
                  Management Co., Class A             60,635
        2,412  Associated Estates Realty
                  Corp.                               42,620
          805  AvalonBay Communities, Inc.           119,204
          484  Boston Properties, Inc.                57,814
        3,594  Chesapeake Lodging Trust              106,670
        1,314  CoreSite Realty Corp.                  42,915
        5,085  DiamondRock Hospitality Co.            62,342
        2,414  Duke Realty Corp.                      43,428
          330  EastGroup Properties, Inc.             20,579
        1,858  Equity One, Inc.                       43,143
        2,726  Equity Residential                    176,236
          929  Essex Property Trust, Inc.            176,111
        3,410  Extra Space Storage, Inc.             176,399
          362  Federal Realty Investment
                  Trust                               44,200
        2,430  General Growth Properties,
                  Inc.                                56,789
        1,827  Health Care REIT, Inc.                116,252
        3,135  Highwoods Properties, Inc.            131,889
        5,203  Host Hotels & Resorts, Inc.           113,113
        2,111  Kilroy Realty Corp.                   130,544
        2,492  Kimco Realty Corp.                     55,771


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS
                  (CONTINUED)
        2,463  LaSalle Hotel Properties       $       85,688
        1,924  Lexington Realty Trust                 21,049
        1,156  Liberty Property Trust                 40,656
          543  LTC Properties, Inc.                   20,813
        1,716  Macerich (The) Co.                    111,557
        1,600  Medical Properties Trust, Inc.         21,536
        1,243  Mid-America Apartment
                  Communities, Inc.                   86,911
        3,567  OMEGA Healthcare Investors,
                  Inc.                               130,338
        4,209  Parkway Properties, Inc.               87,253
          813  Post Properties, Inc.                  44,065
          254  PS Business Parks, Inc.                20,955
        1,631  Regency Centers Corp.                  88,661
        4,144  Retail Opportunity Investments
                  Corp.                               63,942
        1,514  Sabra Health Care REIT, Inc.           41,938
          844  Sovran Self Storage, Inc.              64,752
          606  Tanger Factory Outlet Centers,
                  Inc.                                20,998
        3,171  UDR, Inc.                              92,213
        1,015  Urstadt Biddle Properties,
                  Inc., Class A                       20,797
          536  Vornado Realty Trust                   56,827
        2,765  Weingarten Realty Investors            90,996
                                              --------------
                                                   3,255,331
                                              --------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.5%
        8,935  CBRE Group, Inc., Class A (a)         275,556
        2,276  Forestar Group, Inc. (a)               42,561
                                              --------------
                                                     318,117
                                              --------------
               ROAD & RAIL -- 2.4%
        2,497  ArcBest Corp.                          79,230
        4,503  Con-way, Inc.                         222,223
        1,252  Genesee & Wyoming, Inc.,
                  Class A (a)                        124,862
        3,055  Heartland Express, Inc.                68,585
          594  J.B. Hunt Transport Services,
                  Inc.                                45,892
        3,656  Knight Transportation, Inc.            87,598
        2,055  Landstar System, Inc.                 135,897
        1,111  Norfolk Southern Corp.                112,944
        3,564  Old Dominion Freight Line,
                  Inc. (a)                           226,243
        3,093  Roadrunner Transportation
                  Systems, Inc. (a)                   77,758
        2,473  Saia, Inc. (a)                        112,892
        1,722  Union Pacific Corp.                   169,290
                                              --------------
                                                   1,463,414
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.2%
       31,382  Advanced Micro Devices,
                  Inc. (a)                           122,704
       12,695  Applied Materials, Inc.               266,087


                      See Notes to Financial Statements               Page 73

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
       14,033  Atmel Corp. (a)                $      115,071
        3,972  Avago Technologies Ltd.               275,577
        2,417  First Solar, Inc. (a)                 152,537
        3,505  GT Advanced Technologies,
                  Inc. (a)                            48,509
       11,745  Integrated Device Technology,
                  Inc. (a)                           168,658
          788  KLA-Tencor Corp.                       56,334
        4,236  Lam Research Corp.                    296,520
        2,346  Microchip Technology, Inc.            105,617
        8,688  Micron Technology, Inc. (a)           265,418
        1,624  Microsemi Corp. (a)                    38,944
        2,052  Monolithic Power Systems, Inc.         84,625
        2,381  Nanometrics, Inc. (a)                  37,048
          368  Power Integrations, Inc.               19,809
        4,833  Skyworks Solutions, Inc.              245,323
        8,035  SunEdison, Inc. (a)                   160,700
        1,199  Synaptics, Inc. (a)                    86,604
          959  Tessera Technologies, Inc.             24,368
                                              --------------
                                                   2,570,453
                                              --------------
               SOFTWARE -- 3.4%
        2,355  ACI Worldwide, Inc. (a)                44,133
        1,583  Adobe Systems, Inc. (a)               109,401
        3,047  Autodesk, Inc. (a)                    162,557
        1,216  Blackbaud, Inc.                        44,639
        7,518  Cadence Design Systems,
                  Inc. (a)                           126,528
        6,385  Electronic Arts, Inc. (a)             214,536
          755  FactSet Research Systems, Inc.         90,698
        2,062  Fair Isaac Corp.                      117,843
        9,032  Fortinet, Inc. (a)                    221,736
          711  Intuit, Inc.                           58,281
        1,893  Manhattan Associates, Inc. (a)         55,579
        2,674  MICROS Systems, Inc. (a)              180,843
        1,373  Microsoft Corp.                        59,259
          618  MicroStrategy, Inc.,
                  Class A (a)                         88,454
        2,450  NetScout Systems, Inc. (a)            104,199
        3,389  PTC, Inc. (a)                         121,868
        1,972  salesforce.com, Inc. (a)              106,981
          653  Solera Holdings, Inc.                  41,792
        1,865  Synchronoss Technologies,
                  Inc. (a)                            75,365
          476  Tyler Technologies, Inc. (a)           43,187
                                              --------------
                                                   2,067,879
                                              --------------
               SPECIALTY RETAIL -- 3.0%
        1,682  Advance Auto Parts, Inc.              203,707
          214  AutoZone, Inc. (a)                    110,645
        5,504  CarMax, Inc. (a)                      268,650
        1,142  Kirkland's, Inc. (a)                   21,481
        1,155  Lithia Motors, Inc., Class A          102,622
        6,490  MarineMax, Inc. (a)                   108,188
        1,558  Men's Wearhouse (The), Inc.            78,399
          398  Monro Muffler Brake, Inc.              20,214


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
        1,141  O'Reilly Automotive, Inc. (a)  $      171,150
       39,891  Office Depot, Inc. (a)                199,854
        1,642  Signet Jewelers Ltd.                  167,139
        2,285  Tiffany & Co.                         223,039
        2,530  Williams-Sonoma, Inc.                 169,687
                                              --------------
                                                   1,844,775
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 1.3%
          733  3D Systems Corp. (a)                   36,745
        2,464  Apple, Inc.                           235,484
        2,260  Diebold, Inc.                          85,157
        1,923  Electronics for Imaging,
                  Inc. (a)                            84,747
        2,741  SanDisk Corp.                         251,377
        1,241  Western Digital Corp.                 123,889
                                              --------------
                                                     817,399
                                              --------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 2.1%
        2,103  Deckers Outdoor Corp. (a)             186,137
        1,330  G-III Apparel Group Ltd. (a)          103,301
        2,306  Hanesbrands, Inc.                     225,319
        2,024  Iconix Brand Group, Inc. (a)           85,474
        2,381  Kate Spade & Co. (a)                   90,073
        1,292  Michael Kors Holdings Ltd. (a)        105,272
          508  Movado Group, Inc.                     20,793
          738  NIKE, Inc., Class B                    56,922
        4,812  Under Armour, Inc.,
                  Class A (a)                        321,201
          909  VF Corp.                               55,694
                                              --------------
                                                   1,250,186
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.0%
          288  BofI Holding, Inc. (a)                 21,482
                                              --------------
               TOBACCO -- 0.7%
        1,365  Altria Group, Inc.                     55,419
        3,756  Lorillard, Inc.                       227,163
        2,846  Reynolds American, Inc.               158,949
                                              --------------
                                                     441,531
                                              --------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 0.8%
        1,899  MSC Industrial Direct Co.,
                  Inc., Class A                      161,966
        2,167  United Rentals, Inc. (a)              229,485
        1,280  Watsco, Inc.                          114,650
                                              --------------
                                                     506,101
                                              --------------
               WATER UTILITIES -- 0.1%
        1,308  American States Water Co.              39,959
                                              --------------
               TOTAL COMMON STOCKS --
                  99.8%                           60,954,477
               (Cost $56,852,645)


Page 74                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.3%
      185,635  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class - 0.03% (b)           $      185,635
               (Cost $185,635)                --------------

               TOTAL INVESTMENTS -- 100.1%        61,140,112
               (Cost $57,038,280) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%              (78,210)
                                              --------------
               NET ASSETS -- 100.0%           $   61,061,902
                                              ==============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of July 31, 2014.

(c) Aggregate cost for federal income tax purposes is $57,353,267. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,014,682 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,227,837.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*        $ 60,954,477     $    --      $    --
Money Market
   Funds                   185,635          --           --
                     ---------------------------------------
Total Investments     $ 61,140,112     $    --      $    --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.


                        See Notes to Financial Statements                Page 75

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 4.1%
        6,640  Alliant Techsystems, Inc.      $      862,735
        5,979  Esterline Technologies
                  Corp. (a)                          649,020
       67,582  Exelis, Inc.                        1,138,081
        7,281  Huntington Ingalls Industries,
                  Inc.                               661,989
       12,737  Triumph Group, Inc.                   806,889
                                              --------------
                                                   4,118,714
                                              --------------
               AIRLINES -- 0.9%
       81,963  JetBlue Airways Corp. (a)             878,643
                                              --------------
               AUTOMOBILES -- 0.4%
        7,821  Thor Industries, Inc.                 414,278
                                              --------------
               BANKS -- 4.8%
      101,755  First Niagara Financial Group,
                  Inc.                               875,093
       22,514  FirstMerit Corp.                      396,246
       35,891  Fulton Financial Corp.                407,004
       12,590  Hancock Holding Co.                   408,420
       25,503  International Bancshares Corp.        646,501
        3,552  Prosperity Bancshares, Inc.           206,478
       27,161  TCF Financial Corp.                   429,415
       27,885  Trustmark Corp.                       642,192
       44,872  Valley National Bancorp (b)           429,874
       14,096  Webster Financial Corp.               404,132
                                              --------------
                                                   4,845,355
                                              --------------
               CAPITAL MARKETS -- 0.6%
       35,631  Janus Capital Group, Inc.             405,837
        4,380  Raymond James Financial, Inc.         223,161
                                              --------------
                                                     628,998
                                              --------------
               CHEMICALS -- 4.5%
        9,631  Albemarle Corp.                       590,765
        8,178  Ashland, Inc.                         855,828
       15,336  Cabot Corp.                           803,453
       42,625  Olin Corp.                          1,132,546
       29,613  Rayonier Advanced Materials,
                  Inc. (a)                           961,238
        3,908  Scotts Miracle-Gro (The) Co.,
                  Class A                            207,906
                                              --------------
                                                   4,551,736
                                              --------------
               COMMERCIAL SERVICES &
                  SUPPLIES -- 1.6%
       45,844  Civeo Corp. (a)                     1,164,437
        3,463  Clean Harbors, Inc. (a)               199,573
       13,111  R.R. Donnelley & Sons Co.             227,607
                                              --------------
                                                   1,591,617
                                              --------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.3%
        9,855  ADTRAN, Inc.                          219,175
       35,657  JDS Uniphase Corp. (a)                423,249


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT
                  (CONTINUED)
       14,330  Plantronics, Inc.              $      673,080
                                              --------------
                                                   1,315,504
                                              --------------
               CONSTRUCTION & ENGINEERING
                  -- 2.3%
       27,617  AECOM Technology Corp. (a)            937,597
       25,030  URS Corp.                           1,433,468
                                              --------------
                                                   2,371,065
                                              --------------
               CONTAINERS & PACKAGING -- 2.9%
        6,635  AptarGroup, Inc.                      405,399
       12,617  Greif, Inc., Class A                  633,121
       10,866  Rock-Tenn Co., Class A              1,080,406
        4,373  Silgan Holdings, Inc.                 215,239
       15,673  Sonoco Products Co.                   613,441
                                              --------------
                                                   2,947,606
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.4%
       28,460  Apollo Education Group,
                  Inc. (a)                           794,888
       16,263  DeVry Education Group, Inc.           650,032
                                              --------------
                                                   1,444,920
                                              --------------
               ELECTRIC UTILITIES -- 4.9%
        7,546  Cleco Corp.                           420,614
       33,097  Great Plains Energy, Inc.             820,475
       35,122  Hawaiian Electric Industries,
                  Inc. (b)                           829,582
       15,381  IDACORP, Inc.                         823,652
       11,379  OGE Energy Corp.                      409,075
       30,324  PNM Resources, Inc.                   777,811
       23,289  Westar Energy, Inc.                   839,335
                                              --------------
                                                   4,920,544
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.4%
        5,657  Regal-Beloit Corp.                    397,631
                                              --------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 5.4%
       14,723  Arrow Electronics, Inc. (a)           853,198
       25,900  Avnet, Inc.                         1,096,347
       30,443  Ingram Micro, Inc.,
                  Class A (a)                        873,714
       22,396  Knowles Corp. (a)                     651,276
       14,223  Tech Data Corp. (a)                   893,062
       74,083  Vishay Intertechnology, Inc.        1,091,242
                                              --------------
                                                   5,458,839
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 4.1%
       21,864  Atwood Oceanics, Inc. (a)           1,052,752
       33,805  Helix Energy Solutions Group,
                  Inc. (a)                           859,661
        6,153  Superior Energy Services, Inc.        206,741
       20,436  Tidewater, Inc.                       966,010


Page 76                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                  (CONTINUED)
       16,673  Unit Corp. (a)                 $    1,056,234
                                              --------------
                                                   4,141,398
                                              --------------
               FOOD & STAPLES RETAILING
                  -- 0.2%
        3,415  United Natural Foods, Inc. (a)        200,187
                                              --------------
               FOOD PRODUCTS -- 2.1%
       65,238  Dean Foods Co.                        999,446
       10,544  Flowers Foods, Inc.                   201,285
       11,852  Ingredion, Inc.                       872,663
                                              --------------
                                                   2,073,394
                                              --------------
               GAS UTILITIES -- 2.6%
       12,891  Atmos Energy Corp.                    622,893
       30,399  ONE Gas, Inc.                       1,094,364
        8,966  Questar Corp.                         199,404
       13,631  UGI Corp.                             661,649
                                              --------------
                                                   2,578,310
                                              --------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 1.4%
        5,081  Cooper (The) Cos., Inc.               817,431
        5,356  Hill-Rom Holdings, Inc.               211,026
        4,394  ResMed, Inc. (b)                      227,346
        6,377  Thoratec Corp. (a)                    207,253
                                              --------------
                                                   1,463,056
                                              --------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 3.4%
       15,172  Community Health Systems,
                  Inc. (a)                           723,704
        5,353  Health Net, Inc. (a)                  220,490
       14,322  LifePoint Hospitals, Inc. (a)       1,027,174
        7,646  MEDNAX, Inc. (a)                      452,490
       13,084  Owens & Minor, Inc.                   432,950
        9,224  WellCare Health Plans,
                  Inc. (a)                           575,393
                                              --------------
                                                   3,432,201
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.4%
        9,579  Cheesecake Factory (The), Inc.        410,747
       27,948  International Game Technology         473,160
       20,690  International Speedway Corp.,
                  Class A                            627,321
       23,541  Life Time Fitness, Inc. (a)           926,338
                                              --------------
                                                   2,437,566
                                              --------------
               HOUSEHOLD DURABLES -- 1.0%
       37,882  M.D.C. Holdings, Inc.               1,021,678
                                              --------------
               INSURANCE -- 11.2%
        2,619  Alleghany Corp. (a)                 1,083,873
       11,563  American Financial Group, Inc.        647,412
        4,770  Arthur J. Gallagher & Co.             214,650
       25,264  Aspen Insurance Holdings Ltd.       1,010,813


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INSURANCE (CONTINUED)
       14,479  Brown & Brown, Inc.            $      445,664
        7,152  Everest Re Group, Ltd.              1,115,068
       24,777  First American Financial Corp.        672,448
        8,255  FNF Group (a)                         223,793
       14,082  Hanover Insurance Group (The),
                  Inc.                               814,080
       18,170  HCC Insurance Holdings, Inc.          848,176
       24,126  Kemper Corp.                          835,001
        4,729  Mercury General Corp.                 232,761
        3,208  Protective Life Corp.                 222,571
        5,635  Reinsurance Group of America,
                  Inc.                               452,265
       10,724  RenaissanceRe Holdings Ltd.         1,048,914
       10,761  StanCorp Financial Group, Inc.        649,319
       19,206  W. R. Berkley Corp.                   856,780
                                              --------------
                                                  11,373,588
                                              --------------
               INTERNET & CATALOG RETAIL
                  -- 0.2%
        3,753  HSN, Inc.                             209,755
                                              --------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.7%
       17,302  AOL, Inc. (a)                         666,992
                                              --------------
               IT SERVICES -- 1.3%
       10,371  Convergys Corp.                       201,094
       12,451  DST Systems, Inc.                   1,121,461
                                              --------------
                                                   1,322,555
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.2%
        1,859  Bio-Rad Laboratories, Inc.,
                  Class A (a)                        213,766
                                              --------------
               MACHINERY -- 4.8%
       20,413  AGCO Corp.                            994,317
       14,877  Kennametal, Inc.                      629,000
       16,015  Oshkosh Corp.                         740,213
       10,603  SPX Corp.                           1,051,075
       14,179  Timken (The) Co.                      628,130
        5,851  Valmont Industries, Inc.              852,081
                                              --------------
                                                   4,894,816
                                              --------------
               MEDIA -- 1.5%
        3,671  John Wiley & Sons, Inc.,
                  Class A                            220,590
        9,193  Meredith Corp.                        422,143
       36,718  Time, Inc. (a)                        884,904
                                              --------------
                                                   1,527,637
                                              --------------
               METALS & MINING -- 3.8%
        7,031  Carpenter Technology Corp.            380,659
       76,247  Cliffs Natural Resources,
                  Inc. (b)                         1,330,510
       12,846  Commercial Metals Co.                 221,465
       12,065  Reliance Steel & Aluminum Co.         823,436
       49,542  Steel Dynamics, Inc.                1,050,786
                                              --------------
                                                   3,806,856
                                              --------------


                        See Notes to Financial Statements                Page 77

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTILINE RETAIL -- 0.4%
        9,729  Big Lots, Inc.                 $      425,644
                                              --------------
               MULTI-UTILITIES -- 2.0%
       11,314  Alliant Energy Corp.                  639,241
        7,243  Black Hills Corp.                     381,778
       12,668  MDU Resources Group, Inc.             399,169
       16,201  Vectren Corp.                         617,096
                                              --------------
                                                   2,037,284
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.0%
        8,303  Bill Barrett Corp. (a)                199,355
       26,265  HollyFrontier Corp.                 1,234,718
        9,033  World Fuel Services Corp.             387,967
        9,300  WPX Energy, Inc. (a)                  191,301
                                              --------------
                                                   2,013,341
                                              --------------
               PAPER & FOREST PRODUCTS
                  -- 1.4%
       20,756  Domtar Corp.                          745,555
       45,838  Louisiana-Pacific Corp. (a)           620,647
                                              --------------
                                                   1,366,202
                                              --------------
               PROFESSIONAL SERVICES -- 0.2%
        2,620  ManpowerGroup, Inc.                   204,072
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 1.9%
       13,536  Corrections Corp. of America          436,130
       25,014  Rayonier, Inc.                        851,977
        5,868  Taubman Centers, Inc.                 431,650
       11,863  Washington Prime Group,
                  Inc. (a)                           224,092
                                              --------------
                                                   1,943,849
                                              --------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.2%
        1,758  Jones Lang LaSalle, Inc.              217,465
                                              --------------
               ROAD & RAIL -- 0.8%
       33,548  Werner Enterprises, Inc.              824,610
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.0%
       15,938  International Rectifier
                  Corp. (a)                          395,900
       35,126  Teradyne, Inc.                        639,996
                                              --------------
                                                   1,035,896
                                              --------------
               SOFTWARE -- 0.4%
       11,455  Synopsys, Inc. (a)                    432,655
                                              --------------
               SPECIALTY RETAIL -- 7.5%
       32,200  Aaron's, Inc.                         849,436
        5,142  Abercrombie & Fitch Co.,
                  Class A                            202,286
       39,634  American Eagle Outfitters,
                  Inc.                               422,499
       16,737  ANN, INC. (a)                         615,085
       67,108  Ascena Retail Group, Inc. (a)       1,077,755


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
        6,443  CST Brands, Inc.               $      215,390
       14,789  Dick's Sporting Goods, Inc.           628,976
       17,536  Foot Locker, Inc.                     833,486
       42,498  Guess?, Inc.                        1,105,373
       14,082  Murphy USA, Inc. (a)                  695,932
       40,010  Rent-A-Center, Inc.                   957,839
                                              --------------
                                                   7,604,057
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 1.7%
       23,829  Lexmark International, Inc.,
                  Class A                          1,144,507
       19,622  NCR Corp. (a)                         607,301
                                              --------------
                                                   1,751,808
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.9%
       33,058  Astoria Financial Corp.               425,787
       27,824  New York Community Bancorp,
                  Inc. (b)                           441,845
                                              --------------
                                                     867,632
                                              --------------
               TOBACCO -- 1.1%
       20,729  Universal Corp.                     1,076,457
                                              --------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 0.6%
       10,288  GATX Corp.                            637,856
                                              --------------
               WATER UTILITIES -- 0.2%
        8,482  Aqua America, Inc.                    201,702
                                              --------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 1.1%
       43,949  Telephone & Data Systems, Inc.      1,098,725
                                              --------------
               TOTAL COMMON STOCKS --
                  99.8%                          100,988,460
               (Cost $103,198,318)

               MONEY MARKET FUNDS -- 1.0%
      954,902  Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class -
                  0.001% (c) (d)                     954,902
               (Cost $954,902)


Page 78                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JULY 31, 2014

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.2%
$   1,223,884  JPMorgan Chase & Co.,
                  0.05% (c), dated 07/31/14,
                  due 08/01/14, with a
                  maturity value of
                  $1,223,886. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.750%,
                  due 02/28/18. The value of
                  the collateral including
                  accrued interest is
                  $1,262,116. (d)             $    1,223,884
               (Cost $1,223,884)              --------------

               TOTAL INVESTMENTS -- 102.0%       103,167,246
               (Cost $105,377,104) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.0)%           (1,994,020)
                                              --------------
               NET ASSETS -- 100.0%           $  101,173,226
                                              ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $2,128,835 and the total value of the collateral held by the Fund is $2,178,786.

(c)   Interest rate shown reflects yield as of July 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $106,080,573. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,836,698 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,750,025.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*       $ 100,988,460   $        --    $    --
Money Market
   Funds                   954,902            --         --
Repurchase
   Agreements                   --     1,223,884         --
                     ---------------------------------------
Total Investments    $ 101,943,362   $ 1,223,884    $    --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.


                        See Notes to Financial Statements                Page 79

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JULY 31, 2014


-----------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the  Statements
   of Assets and Liabilities(1)                 $    2,128,835
Non-cash Collateral(2)                              (2,128,835)
                                                --------------
Net Amount                                      $           --
                                                ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At July 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the  Statements
  of Assets and Liabilities(3)                  $    1,223,884
Non-cash Collateral(4)                              (1,223,884)
                                                --------------
Net Amount                                      $           --
                                                ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


Page 80                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 0.9%
        4,464  B/E Aerospace, Inc. (a)        $      380,065
                                              --------------
               AIRLINES -- 1.2%
       10,859  Alaska Air Group, Inc.                477,470
                                              --------------
               BANKS -- 1.3%
        2,309  PacWest Bancorp                        96,216
        2,369  Signature Bank (a)                    270,990
        1,770  SVB Financial Group (a)               192,965
                                              --------------
                                                     560,171
                                              --------------
               BIOTECHNOLOGY -- 0.4%
        2,957  Cubist Pharmaceuticals,
                  Inc. (a)                           180,081
                                              --------------
               BUILDING PRODUCTS -- 1.4%
        6,030  A.O. Smith Corp.                      281,601
        3,338  Lennox International, Inc.            284,798
                                              --------------
                                                     566,399
                                              --------------
               CAPITAL MARKETS -- 0.4%
          485  Affiliated Managers Group,
                  Inc. (a)                            96,636
        1,592  Waddell & Reed Financial,
                  Inc., Class A                       84,042
                                              --------------
                                                     180,678
                                              --------------
               CHEMICALS -- 4.7%
        3,916  Cytec Industries, Inc.                394,929
        3,148  Minerals Technologies, Inc.           182,804
          762  NewMarket Corp.                       294,894
       12,247  PolyOne Corp.                         464,774
        8,941  RPM International, Inc.               395,013
        2,710  Valspar (The) Corp.                   203,385
                                              --------------
                                                   1,935,799
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.5%
        7,048  Deluxe Corp.                          387,710
        3,296  Herman Miller, Inc.                    96,375
        5,278  HNI Corp.                             186,524
        1,734  MSA Safety, Inc.                       89,787
        6,158  Waste Connections, Inc.               291,520
                                              --------------
                                                   1,051,916
                                              --------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.6%
       15,865  ARRIS Group, Inc. (a)                 542,107
        4,601  Ciena Corp. (a)                        89,857
        2,085  InterDigital, Inc.                     91,928
       20,013  Riverbed Technology, Inc. (a)         358,233
                                              --------------
                                                   1,082,125
                                              --------------
               CONSTRUCTION MATERIALS -- 1.9%
        4,379  Eagle Materials, Inc.                 397,701
        3,127  Martin Marietta Materials,
                  Inc.                               388,467
                                              --------------
                                                     786,168
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CONTAINERS & PACKAGING -- 1.2%
        7,219  Packaging Corp. of America $          477,609
                                              --------------
               DISTRIBUTORS -- 0.2%
        3,734  LKQ Corp. (a)                          97,663
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.7%
       14,429  Service Corp. International           303,009
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.5%
        4,502  MSCI, Inc. (a)                        203,716
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.3%
       12,803  tw telecom, Inc. (a)                  521,594
                                              --------------
               ELECTRICAL EQUIPMENT -- 1.4%
        3,733  Acuity Brands, Inc.                   400,439
        1,676  Hubbell, Inc., Class B                195,991
                                              --------------
                                                     596,430
                                              --------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.9%
        3,077  National Instruments Corp.             97,972
        5,587  Trimble Navigation Ltd. (a)           172,638
        6,269  Zebra Technologies Corp.,
                  Class A (a)                        501,959
                                              --------------
                                                     772,569
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 3.2%
        2,679  CARBO Ceramics, Inc.                  333,643
        3,239  Dresser-Rand Group, Inc. (a)          192,753
          912  Dril-Quip, Inc. (a)                    91,902
        2,642  Oceaneering International,
                  Inc.                               179,418
       14,771  Patterson-UTI Energy, Inc.            507,384
                                              --------------
                                                   1,305,100
                                              --------------
               FOOD & STAPLES RETAILING
                  -- 1.4%
       62,785  SUPERVALU, Inc. (a)                   575,738
                                              --------------
               FOOD PRODUCTS -- 1.6%
        2,326  Hain Celestial Group (The),
                  Inc. (a)                           198,873
       15,944  WhiteWave Foods (The) Co. (a)         474,972
                                              --------------
                                                     673,845
                                              --------------
               GAS UTILITIES -- 0.9%
        5,273  National Fuel Gas Co.                 363,362
                                              --------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 5.0%
        5,335  Align Technology, Inc. (a)            289,210
       16,287  Hologic, Inc. (a)                     424,602
        3,091  IDEXX Laboratories, Inc. (a)          384,768
        3,626  Sirona Dental Systems,
                  Inc. (a)                           290,805
        7,720  STERIS Corp.                          392,794


                        See Notes to Financial Statements                Page 81

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT &
                  SUPPLIES (CONTINUED)
        2,831  Teleflex, Inc.                 $      305,012
                                              --------------
                                                   2,087,191
                                              --------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 3.9%
        1,740  Henry Schein, Inc. (a)                202,275
        6,202  Omnicare, Inc.                        387,625
        5,389  Universal Health Services,
                  Inc., Class B                      574,468
       11,766  VCA, Inc. (a)                         438,754
                                              --------------
                                                   1,603,122
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.7%
        2,048  Brinker International, Inc.            91,832
        1,364  Domino's Pizza, Inc.                   98,208
       11,683  Wendy's (The) Co.                      95,217
                                              --------------
                                                     285,257
                                              --------------
               HOUSEHOLD DURABLES -- 3.2%
        5,038  Jarden Corp. (a)                      281,624
          359  NVR, Inc. (a)                         404,399
        8,645  Tempur Sealy International,
                  Inc. (a)                           472,968
        5,594  Toll Brothers, Inc. (a)               182,868
                                              --------------
                                                   1,341,859
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.9%
        1,425  Church & Dwight Co., Inc.              91,457
        2,450  Energizer Holdings, Inc.              281,162
                                              --------------
                                                     372,619
                                              --------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.5%
        2,383  Carlisle Cos., Inc.                   190,688
                                              --------------
               INSURANCE -- 0.6%
       18,076  Old Republic International
                  Corp.                              260,114
                                              --------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.7%
        1,423  Equinix, Inc. (a)                     305,262
                                              --------------
               IT SERVICES -- 3.1%
        9,915  Broadridge Financial
                  Solutions, Inc.                    400,269
        1,413  Gartner, Inc. (a)                      96,677
        4,104  Global Payments, Inc.                 284,284
        3,474  Jack Henry & Associates, Inc.         202,708
        2,848  WEX, Inc. (a)                         307,356
                                              --------------
                                                   1,291,294
                                              --------------
               LEISURE PRODUCTS -- 0.5%
        2,366  Brunswick Corp.                        95,421
          765  Polaris Industries, Inc.              112,868
                                              --------------
                                                     208,289
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.0%
          815  Mettler-Toledo International,
                  Inc. (a)                    $      209,569
        2,230  Techne Corp.                          208,104
                                              --------------
                                                     417,673
                                              --------------
               MACHINERY -- 7.3%
        3,338  CLARCOR, Inc.                         197,977
        4,021  Crane Co.                             275,881
        1,276  Graco, Inc.                            94,615
        3,742  Harsco Corp.                           94,560
        3,703  IDEX Corp.                            280,761
       10,730  ITT Corp.                             493,258
        2,574  Nordson Corp.                         193,488
        5,023  Terex Corp.                           173,344
       11,804  Trinity Industries, Inc.              515,126
        3,620  Wabtec Corp.                          292,062
        8,228  Woodward, Inc.                        411,071
                                              --------------
                                                   3,022,143
                                              --------------
               MARINE -- 1.0%
        3,525  Kirby Corp. (a)                       410,522
                                              --------------
               MEDIA -- 2.3%
       14,595  Cinemark Holdings, Inc.               478,716
       20,903  Live Nation Entertainment,
                  Inc. (a)                           485,159
                                              --------------
                                                     963,875
                                              --------------
               METALS & MINING -- 2.0%
        4,312  Compass Minerals
                  International, Inc.                370,918
       11,991  Worthington Industries, Inc.          458,656
                                              --------------
                                                     829,574
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.4%
        5,807  Energen Corp.                         474,025
        1,587  Gulfport Energy Corp. (a)              84,762
        7,527  Rosetta Resources, Inc. (a)           384,404
        6,137  SM Energy Co.                         482,000
                                              --------------
                                                   1,425,191
                                              --------------
               PHARMACEUTICALS -- 1.6%
        1,423  Endo International PLC (a)             95,455
        4,184  Salix Pharmaceuticals Ltd. (a)        551,911
                                              --------------
                                                     647,366
                                              --------------
               PROFESSIONAL SERVICES -- 0.5%
        5,458  FTI Consulting, Inc. (a)              201,728
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 6.0%
        5,488  Duke Realty Corp.                      98,729
        4,225  Equity One, Inc.                       98,104
        7,753  Extra Space Storage, Inc.             401,063
          824  Federal Realty Investment
                  Trust                              100,610
        7,127  Highwoods Properties, Inc.            299,833


Page 82                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS
                  (CONTINUED)
        4,801  Kilroy Realty Corp.            $      296,894
        2,627  Liberty Property Trust                 92,392
        2,826  Mid-America Apartment
                  Communities, Inc.                  197,594
        8,111  OMEGA Healthcare Investors,
                  Inc. (b)                           296,376
        3,708  Regency Centers Corp.                 201,567
        7,211  UDR, Inc.                             209,696
        6,286  Weingarten Realty Investors           206,872
                                              --------------
                                                   2,499,730
                                              --------------
               ROAD & RAIL -- 4.1%
       10,238  Con-way, Inc.                         505,245
        2,847  Genesee & Wyoming, Inc.,
                  Class A (a)                        283,931
        1,351  J.B. Hunt Transport Services,
                  Inc.                               104,378
        4,672  Landstar System, Inc.                 308,960
        8,104  Old Dominion Freight Line,
                  Inc. (a)                           514,442
                                              --------------
                                                   1,716,956
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.5%
       71,355  Advanced Micro Devices,
                  Inc. (a) (b)                       278,998
       31,908  Atmel Corp. (a)                       261,646
       26,706  Integrated Device Technology,
                  Inc. (a)                           383,498
       10,990  Skyworks Solutions, Inc.              557,852
       18,269  SunEdison, Inc. (a)                   365,380
                                              --------------
                                                   1,847,374
                                              --------------
               SOFTWARE -- 5.2%
        5,355  ACI Worldwide, Inc. (a)               100,353
       17,094  Cadence Design Systems,
                  Inc. (a)                           287,692
        1,716  FactSet Research Systems, Inc.        206,143
        4,689  Fair Isaac Corp.                      267,976
       20,537  Fortinet, Inc. (a)                    504,183
        6,081  MICROS Systems, Inc. (a)              411,258
        7,706  PTC, Inc. (a)                         277,108
        1,484  Solera Holdings, Inc.                  94,976
                                              --------------
                                                   2,149,689
                                              --------------
               SPECIALTY RETAIL -- 4.1%
        3,825  Advance Auto Parts, Inc.              463,246
       90,702  Office Depot, Inc. (a)                454,417
        3,733  Signet Jewelers Ltd.                  379,982
        5,752  Williams-Sonoma, Inc.                 385,786
                                              --------------
                                                   1,683,431
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.7%
        1,667  3D Systems Corp. (a) (b)       $       83,567
        5,139  Diebold, Inc.                         193,637
                                              --------------
                                                     277,204
                                              --------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 2.8%
        4,783  Deckers Outdoor Corp. (a)             423,343
        5,243  Hanesbrands, Inc.                     512,294
        5,413  Kate Spade & Co. (a)                  204,774
                                              --------------
                                                   1,140,411
                                              --------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 2.8%
        4,317  MSC Industrial Direct Co.,
                  Inc., Class A                      368,197
        4,928  United Rentals, Inc. (a)              521,875
        2,909  Watsco, Inc.                          260,559
                                              --------------
                                                   1,150,631
                                              --------------
               TOTAL COMMON STOCKS --
                  100.0%                          41,420,700
               (Cost $39,508,715)

               MONEY MARKET FUNDS -- 0.5%
      214,218  Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class -
                  0.001% (c) (d)                     214,218
               (Cost $214,218)

  PRINCIPAL
    VALUE
-------------
               REPURCHASE AGREEMENTS -- 0.7%
$     274,560  JPMorgan Chase & Co.,
                  0.05% (c), dated 07/31/14,
                  due 08/01/14, with a
                  maturity value of $274,561.
                  Collateralized by U.S.
                  Treasury Note, interest
                  rate of 2.750%, due
                  02/28/18. The value of the
                  collateral including
                  accrued interest is
                  $283,137. (d)                      274,560
               (Cost $274,560)                --------------

               TOTAL INVESTMENTS -- 101.2%        41,909,478
               (Cost $39,997,493) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.2)%             (487,188)
                                              --------------
               NET ASSETS -- 100.0%           $   41,422,290
                                              ==============


                        See Notes to Financial Statements                Page 83

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JULY 31, 2014


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $476,105 and the total value of the collateral held by the Fund is $488,778.

(c)   Interest rate shown reflects yield as of July 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $40,204,082. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,638,814 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $933,418.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*        $ 41,420,700    $      --     $    --
Money Market
   Funds                   214,218           --          --
Repurchase
   Agreements                   --      274,560          --
                     ---------------------------------------
Total Investments     $ 41,634,918    $ 274,560     $    --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $      476,105
Non-cash Collateral(2)                                (476,105)
                                                --------------
Net Amount                                      $           --
                                                ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At July 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $      274,560
Non-cash Collateral(4)                                (274,560)
                                                --------------
Net Amount                                      $           --
                                                ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2014, the value of collateral received from the seller exceeded the value of the repurchase agreements.


Page 84                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.6%
       15,905  AAR Corp.                      $      427,845
        4,012  Curtiss-Wright Corp.                  254,802
        8,986  Engility Holdings, Inc. (a)           310,556
        6,018  National Presto Industries,
                  Inc.                               385,754
        2,707  Teledyne Technologies,
                  Inc. (a)                           246,878
                                              --------------
                                                   1,625,835
                                              --------------
               AIR FREIGHT & LOGISTICS
                  -- 0.7%
       11,895  Atlas Air Worldwide Holdings,
                  Inc. (a)                           407,047
                                              --------------
               AIRLINES -- 0.6%
       35,870  SkyWest, Inc.                         383,450
                                              --------------
               AUTO COMPONENTS -- 0.6%
       21,258  Superior Industries
                  International, Inc.                397,737
                                              --------------
               BANKS -- 4.4%
        4,338  Banner Corp.                          174,561
        3,810  City Holding Co.                      158,687
        3,267  Columbia Banking System, Inc.          83,276
        2,374  Community Bank System, Inc.            83,636
        6,704  F.N.B. Corp.                           82,459
        9,322  First Commonwealth Financial
                  Corp.                               79,796
        4,994  First Financial Bancorp                81,602
        4,077  Hanmi Financial Corp.                  86,106
        2,239  Independent Bank Corp.                 81,746
       16,247  National Penn Bancshares, Inc.        167,344
       10,949  NBT Bancorp, Inc.                     255,878
       18,417  Old National Bancorp                  246,419
       10,584  S&T Bancorp, Inc.                     257,509
       32,556  Susquehanna Bancshares, Inc.          331,420
        8,040  Taylor Capital Group, Inc. (a)        171,413
        3,568  Tompkins Financial Corp.              158,705
        2,658  United Bankshares, Inc.                85,269
        3,737  Wintrust Financial Corp.              173,135
                                              --------------
                                                   2,758,961
                                              --------------
               BUILDING PRODUCTS -- 1.1%
        5,394  American Woodmark Corp. (a)           158,584
        5,541  Gibraltar Industries, Inc. (a)         81,397
       13,863  Griffon Corp.                         149,305
        7,122  Universal Forest Products,
                  Inc.                               311,801
                                              --------------
                                                     701,087
                                              --------------
               CAPITAL MARKETS -- 2.1%
       25,675  Calamos Asset Management,
                  Inc., Class A                      304,505
       20,367  Investment Technology Group,
                  Inc. (a)                           372,512
        6,641  Piper Jaffray Cos., Inc. (a)          342,676
        5,554  Stifel Financial Corp. (a)            254,318
                                              --------------
                                                   1,274,011
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CHEMICALS -- 4.9%
        2,221  A. Schulman, Inc.              $       88,263
        7,698  Calgon Carbon Corp. (a)               163,198
       26,422  FutureFuel Corp.                      416,411
        7,081  Hawkins, Inc.                         242,524
        2,986  Innophos Holdings, Inc.               180,444
        5,128  Intrepid Potash, Inc. (a)              75,946
        2,247  Koppers Holdings, Inc.                 80,959
        7,677  Kraton Performance Polymers,
                  Inc. (a)                           158,223
        8,250  LSB Industries, Inc. (a)              317,708
       13,516  OM Group, Inc.                        382,097
        2,239  Quaker Chemical Corp.                 158,096
        6,504  Stepan Co.                            312,972
       14,686  Tredegar Corp.                        286,964
        9,734  Zep, Inc.                             151,753
                                              --------------
                                                   3,015,558
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.6%
        9,748  ABM Industries, Inc.                  239,898
        5,051  G & K Services, Inc., Class A         242,902
        4,135  UniFirst Corp.                        401,963
       10,570  United Stationers, Inc.               407,791
       14,421  Viad Corp.                            306,014
                                              --------------
                                                   1,598,568
                                              --------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.1%
       17,076  Bel Fuse, Inc., Class B               403,677
        4,605  Comtech Telecommunications
                  Corp.                              155,649
       18,248  Digi International, Inc. (a)          150,728
       15,039  Ixia (a)                              160,917
        7,564  NETGEAR, Inc. (a)                     236,829
       10,129  Oplink Communications,
                  Inc. (a)                           193,059
                                              --------------
                                                   1,300,859
                                              --------------
               CONSTRUCTION & ENGINEERING
                  -- 1.5%
       18,837  Aegion Corp. (a)                      431,556
       10,880  Comfort Systems USA, Inc.             162,112
        3,860  EMCOR Group, Inc.                     157,990
       15,872  Orion Marine Group, Inc. (a)          171,576
                                              --------------
                                                     923,234
                                              --------------
               CONSUMER FINANCE -- 2.3%
        9,866  Cash America International,
                  Inc.                               437,952
       29,766  EZCORP, Inc., Class A (a)             291,409
       13,857  Green Dot Corp., Class A (a)          249,287
        5,771  World Acceptance Corp. (a)            467,913
                                              --------------
                                                   1,446,561
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.3%
       26,263  ITT Educational Services,
                  Inc. (a)                           373,723


                        See Notes to Financial Statements                Page 85

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                  (CONTINUED)
        6,327  Matthews International Corp.,
                  Class A                     $      275,161
        1,637  Strayer Education, Inc. (a)            84,829
        7,080  Universal Technical Institute,
                  Inc.                                84,748
                                              --------------
                                                     818,461
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.6%
        5,927  Atlantic Tele-Network, Inc.           346,789
                                              --------------
               ELECTRIC UTILITIES -- 1.9%
        6,695  ALLETE, Inc.                          314,129
        8,550  El Paso Electric Co.                  315,067
        8,881  UIL Holdings Corp.                    311,812
        4,354  UNS Energy Corp.                      263,069
                                              --------------
                                                   1,204,077
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.9%
        5,363  Encore Wire Corp.                     224,924
        2,131  Franklin Electric Co., Inc.            78,101
        4,023  Powell Industries, Inc.               234,984
                                              --------------
                                                     538,009
                                              --------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 6.2%
        1,718  Anixter International, Inc.           147,697
       17,203  Benchmark Electronics,
                  Inc. (a)                           415,452
        2,598  Coherent, Inc. (a)                    153,048
       23,810  DTS, Inc. (a)                         430,723
       21,278  Fabrinet (a)                          395,771
       18,188  II-VI, Inc. (a)                       249,539
       11,184  Insight Enterprises, Inc. (a)         293,804
        1,849  Littelfuse, Inc.                      160,715
        4,646  Newport Corp. (a)                      80,422
        7,942  Plexus Corp. (a)                      312,359
       10,940  Rofin-Sinar Technologies,
                  Inc. (a)                           238,820
       15,092  Sanmina Corp. (a)                     351,493
        2,257  ScanSource, Inc. (a)                   80,823
        2,360  SYNNEX Corp. (a)                      152,220
       53,456  TTM Technologies, Inc. (a)            401,455
                                              --------------
                                                   3,864,341
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 2.8%
        5,437  Bristow Group, Inc.                   388,039
        5,846  Exterran Holdings, Inc.               246,993
       15,976  Gulf Island Fabrication, Inc.         311,532
        5,605  Hornbeck Offshore Services,
                  Inc. (a)                           244,938
        4,900  Pioneer Energy Services
                  Corp. (a)                           72,079
        5,329  SEACOR Holdings, Inc. (a)             404,791


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                  (CONTINUED)
        7,296  TETRA Technologies, Inc. (a)   $       80,329
                                              --------------
                                                   1,748,701
                                              --------------
               FOOD & STAPLES RETAILING
                  -- 1.1%
        6,665  Andersons (The), Inc.                 360,043
       16,363  SpartanNash Co.                       342,969
                                              --------------
                                                     703,012
                                              --------------
               FOOD PRODUCTS -- 1.9%
        1,155  Cal-Maine Foods, Inc.                  82,236
          912  J&J Snack Foods Corp.                  82,162
        4,510  Sanderson Farms, Inc.                 410,816
       14,325  Seneca Foods Corp.,
                  Class A (a)                        409,981
        6,496  Snyder's-Lance, Inc.                  161,166
                                              --------------
                                                   1,146,361
                                              --------------
               GAS UTILITIES -- 2.6%
        7,081  Laclede Group (The), Inc.             332,666
        6,015  New Jersey Resources Corp.            307,246
        7,291  Northwest Natural Gas Co.             315,117
        7,030  Piedmont Natural Gas Co., Inc.        243,871
        1,423  South Jersey Industries, Inc.          76,230
        6,512  Southwest Gas Corp.                   322,539
                                              --------------
                                                   1,597,669
                                              --------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 1.4%
        2,197  Analogic Corp.                        157,986
        1,947  CONMED Corp.                           75,933
        2,436  Haemonetics Corp. (a)                  86,649
        4,325  ICU Medical, Inc. (a)                 251,931
        4,164  Meridian Bioscience, Inc.              82,073
       17,417  Merit Medical Systems,
                  Inc. (a)                           223,634
                                              --------------
                                                     878,206
                                              --------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 3.7%
        7,785  Almost Family, Inc. (a)               182,480
       13,975  AMN Healthcare Services,
                  Inc. (a)                           183,072
          916  Chemed Corp.                           93,295
       14,103  Ensign Group (The), Inc.              464,412
        8,363  Hanger, Inc. (a)                      264,689
       11,385  Kindred Healthcare, Inc.              272,102
       16,088  LHC Group, Inc. (a)                   377,746
        7,043  Magellan Health, Inc. (a)             405,677
        3,006  PharMerica Corp. (a)                   81,132
                                              --------------
                                                   2,324,605
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.3%
        1,036  Biglari Holdings, Inc. (a)            440,310
        2,462  BJ's Restaurants, Inc. (a)             84,373
        3,434  Bob Evans Farms, Inc.                 163,149


Page 86                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
        1,726  Cracker Barrel Old Country
                  Store, Inc.                 $      167,353
        7,835  Interval Leisure Group, Inc.          165,945
       18,838  Marcus (The) Corp.                    332,868
        1,466  Marriott Vacations Worldwide
                  Corp. (a)                           84,368
                                              --------------
                                                   1,438,366
                                              --------------
               HOUSEHOLD DURABLES -- 2.8%
       10,631  Ethan Allen Interiors, Inc.           243,663
       18,061  M/I Homes, Inc. (a)                   371,695
       10,385  Meritage Homes Corp. (a)              397,746
       11,114  Ryland Group (The), Inc.              356,759
       50,969  Standard Pacific Corp. (a)            384,306
                                              --------------
                                                   1,754,169
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.3%
       18,684  Central Garden & Pet Co.,
                  Class A (a)                        174,322
                                              --------------
               INSURANCE -- 5.1%
        2,113  AMERISAFE, Inc.                        77,336
       10,994  Horace Mann Educators Corp.           314,978
        3,912  Infinity Property & Casualty
                  Corp.                              253,341
        5,127  Navigators Group (The),
                  Inc. (a)                           311,722
        9,872  ProAssurance Corp.                    430,715
        8,531  Safety Insurance Group, Inc.          426,635
       13,907  Selective Insurance Group,
                  Inc.                               309,987
       14,135  Stewart Information Services
                  Corp.                              416,559
       11,726  United Fire Group, Inc.               331,377
       26,507  Universal Insurance Holdings,
                  Inc.                               319,674
                                              --------------
                                                   3,192,324
                                              --------------
               INTERNET & CATALOG RETAIL
                  -- 0.4%
        2,704  FTD Cos., Inc. (a)                     89,070
       12,752  PetMed Express, Inc.                  174,702
                                              --------------
                                                     263,772
                                              --------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.4%
       22,588  Dice Holdings, Inc. (a)               206,906
       27,813  Liquidity Services, Inc. (a)          375,197
       40,214  Monster Worldwide, Inc. (a)           261,391
                                              --------------
                                                     843,494
                                              --------------
               IT SERVICES -- 3.3%
        6,243  CACI International, Inc.,
                  Class A (a)                        430,704
       10,073  CSG Systems International,
                  Inc.                               262,301
       11,674  ExlService Holdings, Inc. (a)         327,456
        2,086  Heartland Payment Systems,
                  Inc.                                99,085


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               IT SERVICES (CONTINUED)
      115,049  Higher One Holdings, Inc. (a)  $      480,905
       20,172  Sykes Enterprises, Inc. (a)           417,560
                                              --------------
                                                   2,018,011
                                              --------------
               MACHINERY -- 2.6%
        7,608  Actuant Corp., Class A                245,586
        3,917  Astec Industries, Inc.                152,254
        4,962  ESCO Technologies, Inc.               166,475
        2,035  Lindsay Corp.                         164,733
       14,904  Mueller Industries, Inc.              414,778
        2,308  Standex International Corp.           152,213
       20,440  Titan International, Inc.             304,965
                                              --------------
                                                   1,601,004
                                              --------------
               MARINE -- 0.1%
        3,202  Matson, Inc.                           86,294
                                              --------------
               MEDIA -- 1.0%
       36,579  Harte-Hanks, Inc.                     239,958
       10,085  Scholastic Corp.                      357,211
                                              --------------
                                                     597,169
                                              --------------
               METALS & MINING -- 1.7%
        6,015  Kaiser Aluminum Corp.                 464,478
        7,110  Materion Corp.                        229,724
       13,891  Olympic Steel, Inc.                   304,630
        3,232  RTI International Metals,
                  Inc. (a)                            80,348
                                              --------------
                                                   1,079,180
                                              --------------
               MULTILINE RETAIL -- 0.7%
       28,668  Fred's, Inc., Class A                 453,814
                                              --------------
               MULTI-UTILITIES -- 0.9%
       10,256  Avista Corp.                          318,244
        5,039  NorthWestern Corp.                    232,902
                                              --------------
                                                     551,146
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.4%
       19,284  Approach Resources, Inc. (a)          405,735
       18,664  Cloud Peak Energy, Inc. (a)           288,919
        9,119  Comstock Resources, Inc.              215,756
        6,216  Contango Oil & Gas Co. (a)            250,070
      115,352  Forest Oil Corp. (a)                  235,318
       10,459  Green Plains, Inc.                    392,108
       26,486  Swift Energy Co. (a)                  292,670
                                              --------------
                                                   2,080,576
                                              --------------
               PAPER & FOREST PRODUCTS
                  -- 2.5%
        3,001  Boise Cascade Co. (a)                  84,478
        7,102  Clearwater Paper Corp. (a)            480,095
        1,423  Deltic Timber Corp.                    86,945
        4,948  Neenah Paper, Inc.                    245,520
       16,522  P.H. Glatfelter Co.                   393,224
        6,024  Schweitzer-Mauduit
                  International, Inc.                245,960
                                              --------------
                                                   1,536,222
                                              --------------


                      See Notes to Financial Statements               Page 87

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PERSONAL PRODUCTS -- 0.4%
        8,649  Medifast, Inc. (a)             $      248,313
                                              --------------
               PROFESSIONAL SERVICES -- 3.0%
       23,858  CDI Corp.                             330,911
        1,160  Exponent, Inc.                         82,453
        9,292  Heidrick & Struggles
                  International, Inc.                173,482
       25,529  Kelly Services, Inc., Class A         406,932
        8,955  Korn/Ferry International (a)          263,456
       25,120  Navigant Consulting, Inc. (a)         409,958
       13,112  Resources Connection, Inc.            197,991
                                              --------------
                                                   1,865,183
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 2.1%
        2,843  Agree Realty Corp.                     83,243
       26,144  Capstead Mortgage Corp.               335,689
        3,077  EPR Properties                        165,850
        4,811  Geo Group, (The), Inc.                165,547
        9,009  Getty Realty Corp.                    165,495
        3,385  Government Properties Income
                  Trust                               79,040
       32,342  Inland Real Estate Corp.              334,416
                                              --------------
                                                   1,329,280
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.3%
        7,980  Brooks Automation, Inc.                81,236
        3,850  Cabot Microelectronics
                  Corp. (a)                          154,731
       19,276  Cirrus Logic, Inc. (a)                432,361
        9,082  Diodes, Inc. (a)                      231,591
       24,109  Kulicke & Soffa Industries,
                  Inc. (a)                           328,365
        5,502  MKS Instruments, Inc.                 174,854
                                              --------------
                                                   1,403,138
                                              --------------
               SOFTWARE -- 1.9%
       30,631  Ebix, Inc.                            384,725
       18,719  EPIQ Systems, Inc.                    269,928
        3,575  Progress Software Corp. (a)            82,869
       19,709  Take-Two Interactive Software,
                  Inc. (a)                           441,087
                                              --------------
                                                   1,178,609
                                              --------------
               SPECIALTY RETAIL -- 8.1%
        3,771  Barnes & Noble, Inc. (a)               78,512
       35,724  Big 5 Sporting Goods Corp.            354,025
        9,193  Brown Shoe Co., Inc.                  259,151
        5,929  Buckle (The), Inc.                    263,841
       11,126  Cato (The) Corp., Class A             343,348
        6,927  Children's Place (The), Inc.          347,735
        9,811  Christopher & Banks Corp. (a)          83,884
       11,560  Finish Line (The), Inc.,
                  Class A                            303,912
        3,202  Genesco, Inc. (a)                     244,217
        2,039  Group 1 Automotive, Inc.              150,723
       17,443  Haverty Furniture Cos., Inc.          387,758


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
        1,587  Hibbett Sports, Inc. (a)       $       79,207
        5,793  Outerwall, Inc. (a)                   318,731
       29,999  Pep Boys-Manny, Moe & Jack
                  (The) (a)                          317,389
        8,320  Select Comfort Corp. (a)              168,064
        6,443  Sonic Automotive, Inc.,
                  Class A                            156,694
       18,394  Stage Stores, Inc.                    331,460
       18,935  Stein Mart, Inc.                      245,776
        6,113  Vitamin Shoppe, Inc. (a)              260,719
       12,461  Zumiez, Inc. (a)                      347,039
                                              --------------
                                                   5,042,185
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 0.1%
        3,401  Super Micro Computer, Inc. (a)         89,004
                                              --------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.3%
        1,289  Oxford Industries, Inc.                76,785
        1,881  Skechers U.S.A., Inc.,
                  Class A (a)                         98,132
                                              --------------
                                                     174,917
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.4%
       14,819  Bank Mutual Corp.                      89,359
       18,345  Brookline Bancorp, Inc.               165,655
       10,886  Dime Community Bancshares,
                  Inc.                               164,596
        6,334  Northwest Bancshares, Inc.             78,542
       15,185  Provident Financial Services,
                  Inc.                               253,741
       12,867  TrustCo Bank Corp.                     84,794
                                              --------------
                                                     836,687
                                              --------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 1.2%
       14,498  Aceto Corp.                           242,986
        5,184  Applied Industrial
                  Technologies, Inc.                 251,217
        6,155  Kaman Corp.                           246,262
                                              --------------
                                                     740,465
                                              --------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.8%
        6,898  NTELOS Holdings Corp.                  83,052
       28,463  Spok Holdings, Inc.                   426,091
                                              --------------
                                                     509,143
                                              --------------
               TOTAL INVESTMENTS -- 100.0%        62,089,926
               (Cost $65,117,651) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                 20,452
                                              --------------
               NET ASSETS -- 100.0%           $   62,110,378
                                              ==============


Page 88                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2014

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $66,017,423. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,201,777 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,129,274.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*        $ 62,089,926     $    --      $    --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.


                      See Notes to Financial Statements               Page 89

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.3%
          872  American Science &
                  Engineering, Inc.           $       54,762
       16,301  GenCorp, Inc. (a)                     289,343
        3,417  Moog, Inc., Class A (a)               225,590
        8,429  Orbital Sciences Corp. (a)            216,372
                                              --------------
                                                     786,067
                                              --------------
               AIR FREIGHT & LOGISTICS
                  -- 0.7%
        5,205  Forward Air Corp.                     233,028
                                              --------------
               AIRLINES -- 0.6%
        1,586  Allegiant Travel Co.                  186,767
                                              --------------
               AUTO COMPONENTS -- 1.1%
        2,490  Drew Industries, Inc.                 112,050
        6,970  Standard Motor Products, Inc.         251,269
                                              --------------
                                                     363,319
                                              --------------
               AUTOMOBILES -- 0.3%
        4,946  Winnebago Industries, Inc. (a)        116,231
                                              --------------
               BANKS -- 2.2%
        5,585  Bank of the Ozarks, Inc.              171,850
        4,517  Boston Private Financial
                  Holdings, Inc.                      56,372
        1,935  First Financial Bankshares,
                  Inc.                                56,850
        3,565  First Midwest Bancorp, Inc.            57,753
        2,139  Glacier Bancorp, Inc.                  56,641
        1,850  Home BancShares, Inc.                  55,611
        4,732  Pinnacle Financial Partners,
                  Inc.                               175,084
          958  UMB Financial Corp.                    54,252
        5,912  Wilshire Bancorp, Inc.                 55,691
                                              --------------
                                                     740,104
                                              --------------
               BEVERAGES -- 0.2%
          272  Boston Beer (The) Co., Inc.,
                  Class A (a)                         59,949
                                              --------------
               BIOTECHNOLOGY -- 1.5%
        5,545  Emergent Biosolutions,
                  Inc. (a)                           121,990
        2,999  Ligand Pharmaceuticals,
                  Inc. (a)                           147,461
       10,929  Repligen Corp. (a)                    229,181
                                              --------------
                                                     498,632
                                              --------------
               BUILDING PRODUCTS -- 1.7%
       11,146  AAON, Inc.                            218,685
        7,145  Apogee Enterprises, Inc.              231,855
        3,425  Simpson Manufacturing Co.,
                  Inc.                               104,154
                                              --------------
                                                     554,694
                                              --------------
               CAPITAL MARKETS -- 2.1%
        3,241  Evercore Partners, Inc.,
                  Class A                            176,829
        8,372  HFF, Inc., Class A                    284,313
        1,176  Virtus Investment Partners,
                  Inc.                               241,139
                                              --------------
                                                     702,281
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CHEMICALS -- 1.2%
        9,681  Flotek Industries, Inc. (a)    $      279,297
        2,589  H.B. Fuller Co.                       115,599
                                              --------------
                                                     394,896
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.1%
        4,169  Brady Corp., Class A                  109,019
        4,230  Healthcare Services Group, Inc.       110,572
        3,901  Mobile Mini, Inc.                     147,302
                                              --------------
                                                     366,893
                                              --------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.3%
       16,694  Harmonic, Inc. (a)                    100,164
                                              --------------
               CONSTRUCTION & ENGINEERING
                  -- 0.8%
        9,944  Dycom Industries, Inc. (a)            279,625
                                              --------------
               CONSTRUCTION MATERIALS -- 0.7%
       22,415  Headwaters, Inc. (a)                  239,616
                                              --------------
               CONSUMER FINANCE -- 1.4%
        4,113  Encore Capital Group, Inc. (a)        174,720
        2,163  First Cash Financial Services,
                  Inc. (a)                           122,015
        3,138  Portfolio Recovery Associates,
                  Inc. (a)                           185,017
                                              --------------
                                                     481,752
                                              --------------
               CONTAINERS & PACKAGING -- 0.3%
        6,199  Myers Industries, Inc.                114,558
                                              --------------
               DISTRIBUTORS -- 0.2%
        1,073  Pool Corp.                             58,757
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.7%
       22,480  General Communication, Inc.,
                  Class A (a)                        248,179
                                              --------------
               ELECTRICAL EQUIPMENT -- 1.0%
        4,054  AZZ, Inc.                             176,916
        2,716  EnerSys                               172,276
                                              --------------
                                                     349,192
                                              --------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 5.2%
        8,845  Agilysys, Inc. (a)                    116,312
        1,153  Badger Meter, Inc.                     57,535
        3,983  Belden, Inc.                          270,446
        4,865  Cognex Corp. (a)                      199,368
        1,236  FARO Technologies, Inc. (a)            62,578
        3,617  Measurement Specialties,
                  Inc. (a)                           311,026
        8,148  Methode Electronics, Inc.             260,573
          896  MTS Systems Corp.                      59,136
        2,799  OSI Systems, Inc. (a)                 185,574


Page 90                 See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
                  ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  (CONTINUED)
        3,754  Rogers Corp. (a)               $      215,329
                                              --------------
                                                   1,737,877
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 3.6%
       10,655  Basic Energy Services,
                  Inc. (a)                           255,613
        7,374  C&J Energy Services, Inc. (a)         220,925
        2,117  Era Group, Inc. (a)                    56,736
       14,387  ION Geophysical Corp. (a)              53,951
        9,495  Matrix Service Co. (a)                254,941
        9,995  Newpark Resources, Inc. (a)           122,239
       11,672  Tesco Corp.                           227,837
                                              --------------
                                                   1,192,242
                                              --------------
               FOOD & STAPLES RETAILING
                  -- 0.7%
        3,544  Casey's General Stores, Inc.          234,506
                                              --------------
               FOOD PRODUCTS -- 1.7%
        3,810  B&G Foods, Inc.                       106,947
        7,363  Calavo Growers, Inc.                  253,950
        8,938  Darling Ingredients, Inc. (a)         167,319
        2,153  Diamond Foods, Inc. (a)                57,830
                                              --------------
                                                     586,046
                                              --------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 3.9%
        6,720  Anika Therapeutics, Inc. (a)          282,643
        6,802  Cantel Medical Corp.                  228,071
        5,077  Greatbatch, Inc. (a)                  251,362
        2,646  Integra LifeSciences Holdings
                  Corp. (a)                          125,474
        7,431  Natus Medical, Inc. (a)               213,790
        5,252  NuVasive, Inc. (a)                    196,320
                                              --------------
                                                   1,297,660
                                              --------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 3.3%
        2,411  Air Methods Corp. (a)                 121,153
        4,099  AmSurg Corp. (a)                      195,768
        8,242  Bio-Reference Laboratories,
                  Inc. (a)                           258,716
        2,757  CorVel Corp. (a)                      111,052
       20,674  Gentiva Health Services,
                  Inc. (a)                           374,200
          428  MWI Veterinary Supply,
                  Inc. (a)                            60,459
                                              --------------
                                                   1,121,348
                                              --------------
               HEALTH CARE TECHNOLOGY -- 1.1%
        1,958  Computer Programs & Systems,
                  Inc.                               128,876
        8,676  Omnicell, Inc. (a)                    237,722
                                              --------------
                                                     366,598
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.2%
       15,401  Boyd Gaming Corp. (a)          $      169,411
        1,879  Buffalo Wild Wings, Inc. (a)          273,056
        3,122  Jack in the Box, Inc.                 178,547
        4,202  Multimedia Games Holding Co.,
                  Inc. (a)                           101,352
        1,432  Papa John's International,
                  Inc.                                59,700
       12,365  Pinnacle Entertainment,
                  Inc. (a)                           269,557
        2,624  Red Robin Gourmet Burgers,
                  Inc. (a)                           168,881
        5,640  Sonic Corp. (a)                       116,466
        2,335  Texas Roadhouse, Inc.                  58,095
                                              --------------
                                                   1,395,065
                                              --------------
               HOUSEHOLD DURABLES -- 1.7%
        3,081  Helen of Troy Ltd. (a)                165,234
        3,041  iRobot Corp. (a)                       98,437
        6,370  Universal Electronics,
                  Inc. (a)                           303,403
                                              --------------
                                                     567,074
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.3%
        1,656  WD-40 Co.                             110,555
                                              --------------
               INSURANCE -- 1.1%
        2,867  Employers Holdings, Inc.               61,067
        4,601  HCI Group, Inc.                       183,580
        2,720  RLI Corp.                             116,253
                                              --------------
                                                     360,900
                                              --------------
               INTERNET & CATALOG RETAIL
                  -- 0.7%
       14,558  Nutrisystem, Inc.                     233,656
                                              --------------
               INTERNET SOFTWARE & SERVICES
                  -- 2.9%
        3,217  Blucora, Inc. (a)                      54,914
        7,020  comScore, Inc. (a)                    254,054
        1,339  Dealertrack Technologies,
                  Inc. (a)                            50,306
        2,449  j2 Global, Inc.                       119,805
        6,678  LogMeIn, Inc. (a)                     271,861
        9,595  Perficient, Inc. (a)                  163,019
        4,968  XO Group, Inc. (a)                     55,493
                                              --------------
                                                     969,452
                                              --------------
               IT SERVICES -- 2.6%
        1,603  Forrester Research, Inc.               62,004
        6,845  iGATE Corp. (a)                       244,230
        2,895  MAXIMUS, Inc.                         119,737
        8,592  TeleTech Holdings, Inc. (a)           236,538
        6,958  Virtusa Corp. (a)                     217,646
                                              --------------
                                                     880,155
                                              --------------
               LEISURE PRODUCTS -- 0.3%
        2,110  Sturm, Ruger & Co., Inc.              105,416
                                              --------------


                        See Notes to Financial Statements                Page 91

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LIFE SCIENCES TOOLS & SERVICES
                  -- 2.9%
       34,944  Affymetrix, Inc. (a)           $      300,519
       12,380  Albany Molecular Research,
                  Inc. (a)                           235,715
       12,033  Cambrex Corp. (a)                     253,535
        3,535  PAREXEL International
                  Corp. (a)                          189,335
                                              --------------
                                                     979,104
                                              --------------
               MACHINERY -- 6.4%
        3,281  Albany International Corp.,
                  Class A                            117,591
        4,847  Barnes Group, Inc.                    166,010
        2,422  CIRCOR International, Inc.            174,069
        2,553  EnPro Industries, Inc. (a)            174,676
       12,751  Federal Signal Corp.                  184,379
        9,545  Hillenbrand, Inc.                     286,827
        8,037  John Bean Technologies Corp.          209,364
       11,376  Lydall, Inc. (a)                      287,017
        3,264  Tennant Co.                           238,109
        1,958  Toro (The) Co.                        116,168
        3,026  Watts Water Technologies, Inc.,
                  Class A                            176,900
                                              --------------
                                                   2,131,110
                                              --------------
               MEDIA -- 0.4%
        5,886  E.W. Scripps (The) Co.,
                  Class A (a)                        127,608
                                              --------------
               METALS & MINING -- 3.3%
       31,291  AK Steel Holding Corp. (a)            284,748
        5,993  Globe Specialty Metals, Inc.          114,047
       17,741  Stillwater Mining Co. (a)             317,564
        2,824  SunCoke Energy, Inc. (a)               64,472
        5,616  U.S. Silica Holdings, Inc.            315,731
                                              --------------
                                                   1,096,562
                                              --------------
               MULTILINE RETAIL -- 0.9%
       17,472  Tuesday Morning Corp. (a)             287,589
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.1%
        4,495  Carrizo Oil & Gas, Inc. (a)           276,038
       11,468  Northern Oil and Gas, Inc. (a)        184,520
        3,944  PDC Energy, Inc. (a)                  214,002
       18,369  Penn Virginia Corp. (a)               239,164
       41,403  PetroQuest Energy, Inc. (a)           265,393
        5,323  Stone Energy Corp. (a)                202,540
                                              --------------
                                                   1,381,657
                                              --------------
               PAPER & FOREST PRODUCTS
                  -- 0.8%
        9,398  KapStone Paper & Packaging
                  Corp. (a)                          279,497
                                              --------------
               PHARMACEUTICALS -- 2.6%
        9,364  Akorn, Inc. (a)                       317,720
        6,275  Lannett Co., Inc. (a)                 210,903


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PHARMACEUTICALS (CONTINUED)
        1,791  Prestige Brands Holdings,
                  Inc. (a)                    $       55,163
        3,366  Questcor Pharmaceuticals, Inc.        302,839
                                              --------------
                                                     886,625
                                              --------------
               PROFESSIONAL SERVICES -- 1.2%
        5,252  On Assignment, Inc. (a)               141,856
        9,034  TrueBlue, Inc. (a)                    243,828
                                              --------------
                                                     385,684
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                  -- 7.5%
        6,650  Acadia Realty Trust                   187,729
        1,757  American Assets Trust, Inc.            60,248
        6,911  Associated Estates Realty
                  Corp.                              122,117
       10,299  Chesapeake Lodging Trust              305,674
        3,766  CoreSite Realty Corp.                 122,998
       14,572  DiamondRock Hospitality Co.           178,653
          945  EastGroup Properties, Inc.             58,930
        7,058  LaSalle Hotel Properties              245,548
        5,514  Lexington Realty Trust                 60,323
        1,555  LTC Properties, Inc.                   59,603
        4,586  Medical Properties Trust, Inc.         61,728
       12,062  Parkway Properties, Inc.              250,045
        2,330  Post Properties, Inc.                 126,286
          727  PS Business Parks, Inc.                59,977
       11,876  Retail Opportunity Investments
                  Corp.                              183,247
        4,338  Sabra Health Care REIT, Inc.          120,163
        2,418  Sovran Self Storage, Inc.             185,509
        1,736  Tanger Factory Outlet Centers,
                  Inc.                                60,152
        2,908  Urstadt Biddle Properties,
                  Inc., Class A                       59,585
                                              --------------
                                                   2,508,515
                                              --------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.4%
        6,524  Forestar Group, Inc. (a)              121,999
                                              --------------
               ROAD & RAIL -- 3.6%
        7,156  ArcBest Corp.                         227,060
        8,754  Heartland Express, Inc.               196,527
       10,479  Knight Transportation, Inc.           251,077
        8,864  Roadrunner Transportation
                  Systems, Inc. (a)                  222,841
        7,087  Saia, Inc. (a)                        323,522
                                              --------------
                                                   1,221,027
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.9%
       10,044  GT Advanced Technologies,
                  Inc. (a)                           139,009
        4,654  Microsemi Corp. (a)                   111,603
        5,881  Monolithic Power Systems, Inc.        242,532
        6,824  Nanometrics, Inc. (a)                 106,181
        1,055  Power Integrations, Inc.               56,791


Page 92                 See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
        3,435  Synaptics, Inc. (a)            $      248,110
        2,750  Tessera Technologies, Inc.             69,878
                                              --------------
                                                     974,104
                                              --------------
               SOFTWARE -- 3.5%
        3,485  Blackbaud, Inc.                       127,934
        5,426  Manhattan Associates, Inc. (a)        159,307
        1,771  MicroStrategy, Inc.,
                  Class A (a)                        253,483
        7,022  NetScout Systems, Inc. (a)            298,646
        5,344  Synchronoss Technologies,
                  Inc. (a)                           215,951
        1,365  Tyler Technologies, Inc. (a)          123,847
                                              --------------
                                                   1,179,168
                                              --------------
               SPECIALTY RETAIL -- 2.8%
        3,273  Kirkland's, Inc. (a)                   61,565
        3,310  Lithia Motors, Inc., Class A          294,094
       18,599  MarineMax, Inc. (a)                   310,045
        4,464  Men's Wearhouse (The), Inc.           224,629
        1,141  Monro Muffler Brake, Inc.              57,951
                                              --------------
                                                     948,284
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.7%
        5,511  Electronics For Imaging,
                  Inc. (a)                           242,870
                                              --------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.8%
        3,813  G-III Apparel Group Ltd. (a)          296,156
        5,801  Iconix Brand Group, Inc. (a)          244,976
        1,457  Movado Group, Inc.                     59,635
                                              --------------
                                                     600,767
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.2%
          826  BofI Holding, Inc. (a)                 61,611
                                              --------------
               WATER UTILITIES -- 0.3%
        3,748  American States Water Co.             114,501
                                              --------------
               TOTAL INVESTMENTS -- 100.0%        33,561,536
               (Cost $33,102,574) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%               (4,300)
                                              --------------
               NET ASSETS -- 100.0%           $   33,557,236
                                              ==============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $33,253,585. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,674,816 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,366,865.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*         $ 33,561,536    $    --      $    --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.


                        See Notes to Financial Statements                Page 93

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

PORTFOLIO OF INVESTMENTS
JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 4.0%
        2,261  General Dynamics Corp.         $      264,017
        2,857  Raytheon Co.                          259,330
                                              --------------
                                                     523,347
                                              --------------
               AIR FREIGHT & LOGISTICS
                  -- 2.6%
        2,321  FedEx Corp.                           340,908
                                              --------------
               AUTOMOBILES -- 4.5%
       20,383  Ford Motor Co.                        346,919
        7,261  General Motors Co.                    245,567
                                              --------------
                                                     592,486
                                              --------------
               BANKS -- 3.4%
        5,596  Citigroup, Inc.                       273,700
        3,049  JPMorgan Chase & Co.                  175,836
                                              --------------
                                                     449,536
                                              --------------
               BIOTECHNOLOGY -- 4.4%
          557  Biogen Idec, Inc. (a)                 186,255
        4,238  Gilead Sciences, Inc. (a)             387,989
                                              --------------
                                                     574,244
                                              --------------
               CAPITAL MARKETS -- 4.1%
        2,344  Bank of New York Mellon (The)
                  Corp.                               91,510
        1,574  Goldman Sachs Group (The),
                  Inc.                               272,097
        5,435  Morgan Stanley                        175,768
                                              --------------
                                                     539,375
                                              --------------
               CHEMICALS -- 2.7%
        6,829  Dow Chemical (The) Co.                348,757
                                              --------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.0%
       10,606  Cisco Systems, Inc.                   267,589
                                              --------------
               CONSUMER FINANCE -- 0.6%
        1,064  Capital One Financial Corp.            84,631
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
          694  Berkshire Hathaway, Inc.,
                  Class B (a)                         87,048
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 3.4%
       12,423  AT&T, Inc.                            442,135
                                              --------------
               ELECTRIC UTILITIES -- 1.7%
        7,225  Exelon Corp.                          224,553
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                  -- 6.3%
        6,186  Halliburton Co.                       426,772
        3,724  Schlumberger Ltd.                     403,645
                                              --------------
                                                     830,417
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FOOD & STAPLES RETAILING
                  -- 4.5%
        2,331  CVS Caremark Corp.             $      177,995
        5,926  Walgreen Co.                          407,531
                                              --------------
                                                     585,526
                                              --------------
               FOOD PRODUCTS -- 0.6%
        2,336  Mondelez International, Inc.,
                  Class A                             84,096
                                              --------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 2.0%
        3,224  UnitedHealth Group, Inc.              261,305
                                              --------------
               INSURANCE -- 3.9%
        2,992  Allstate (The) Corp.                  174,883
        6,438  American International Group,
                  Inc.                               334,647
                                              --------------
                                                     509,530
                                              --------------
               INTERNET SOFTWARE & SERVICES
                  -- 2.9%
        5,222  Facebook, Inc., Class A (a)           379,378
                                              --------------
               IT SERVICES -- 0.7%
          485  International Business
                  Machines Corp.                      92,960
                                              --------------
               MACHINERY -- 1.2%
        1,617  Caterpillar, Inc.                     162,913
                                              --------------
               MEDIA -- 3.5%
        1,637  Comcast Corp., Class A                 87,956
        1,251  Time Warner, Inc.                     103,858
        3,074  Walt Disney (The) Co.                 263,995
                                              --------------
                                                     455,809
                                              --------------
               METALS & MINING -- 2.7%
        9,628  Freeport-McMoRan, Inc.                358,354
                                              --------------
               MULTILINE RETAIL -- 1.4%
        3,032  Target Corp.                          180,677
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 18.8%
        3,210  Anadarko Petroleum Corp.              342,988
        3,365  Chevron Corp.                         434,893
        5,124  ConocoPhillips                        422,730
        5,532  Devon Energy Corp.                    417,666
        4,363  Exxon Mobil Corp.                     431,675
        4,280  Occidental Petroleum Corp.            418,199
                                              --------------
                                                   2,468,151
                                              --------------
               PHARMACEUTICALS -- 2.6%
        1,413  Eli Lilly & Co.                        86,278
          840  Johnson & Johnson                      84,075
        5,920  Pfizer, Inc.                          169,904
                                              --------------
                                                     340,257
                                              --------------


Page 94                 See Notes to Financial Statements

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

JULY 31, 2014

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL -- 2.0%
          853  Norfolk Southern Corp.         $       86,716
        1,761  Union Pacific Corp.                   173,124
                                              --------------
                                                     259,840
                                              --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.7%
       14,216  Intel Corp.                           481,780
                                              --------------
               SOFTWARE -- 3.4%
        6,320  Microsoft Corp.                       272,771
        4,335  Oracle Corp.                          175,091
                                              --------------
                                                     447,862
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 5.6%
        3,781  Apple, Inc.                           361,350
       10,434  Hewlett-Packard Co.                   371,555
                                              --------------
                                                     732,905
                                              --------------

               TOTAL INVESTMENTS -- 99.9%         13,106,369
               (Cost $12,176,401) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                 10,770
                                              --------------
               NET ASSETS -- 100.0%           $   13,117,139
                                              ==============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $12,251,433. As of July 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $967,939 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $113,003.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*         $ 13,106,369    $    --      $    --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2014.


                        See Notes to Financial Statements                Page 95

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2014

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................   $  1,151,595,780    $    878,017,785    $    543,763,559
Cash  ..............................................................                 --                  --                  --
Receivables:
      Capital shares sold...........................................                 --                  --                  --
      Dividends.....................................................            976,305             369,884             202,717
      Interest......................................................                 12                  14                   3
      Securities lending income.....................................                 --              25,583              27,338
Prepaid expenses....................................................              4,528               4,318               3,603
                                                                       ----------------    ----------------    ----------------
           TOTAL ASSETS.............................................      1,152,576,625         878,417,584         543,997,220
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Due to investment advisor...........................................            494,829             378,307             232,083
Due to custodian....................................................                398                  79                  --
Payables:
      Investment securities purchased...............................                 --                  --                  --
      Licensing fees................................................            134,050             112,125              83,364
      Printing fees.................................................             37,334              34,776              26,696
      Audit and tax fees............................................             22,925              22,925              22,925
      Trustees' fees................................................              2,026               1,491               1,008
      Collateral for securities on loan.............................                 --          16,497,690          22,893,194
Other liabilities...................................................            342,944             275,835             188,400
                                                                       ----------------    ----------------    ----------------
           TOTAL LIABILITIES........................................          1,034,506          17,323,228          23,447,670
                                                                       ----------------    ----------------    ----------------

NET ASSETS..........................................................   $  1,151,542,119    $    861,094,356    $    520,549,550
                                                                       ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $  1,130,669,174    $    882,342,713    $    553,235,927
Par value...........................................................            266,500             170,000             113,000
Accumulated net investment income (loss)............................            641,933             143,386              64,436
Accumulated net realized gain (loss) on investments.................        (55,498,268)        (68,307,628)        (42,513,094)
Net unrealized appreciation (depreciation) on investments...........         75,462,780          46,745,885           9,649,281
                                                                       ----------------    ----------------    ----------------

NET ASSETS..........................................................   $  1,151,542,119    $    861,094,356    $    520,549,550
                                                                       ================    ================    ================

NET ASSET VALUE, per share..........................................   $          43.21    $          50.65    $          46.07
                                                                       ================    ================    ================

Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................         26,650,002          17,000,002          11,300,002
                                                                       ----------------    ----------------    ----------------
Investments, at cost................................................   $  1,076,133,000    $    831,271,900    $    534,114,278
                                                                       ================    ================    ================
Securities on loan, at value........................................   $             --    $     16,108,893    $     22,380,378
                                                                       ================    ================    ================


Page 96                 See Notes to Financial Statements

        FIRST TRUST              FIRST TRUST               FIRST TRUST             FIRST TRUST              FIRST TRUST
      LARGE CAP VALUE          LARGE CAP GROWTH          MULTI CAP VALUE         MULTI CAP GROWTH          MID CAP VALUE
      ALPHADEX(R) FUND         ALPHADEX(R) FUND          ALPHADEX(R) FUND        ALPHADEX(R) FUND         ALPHADEX(R) FUND
           (FTA)                    (FTC)                     (FAB)                   (FAD)                    (FNK)
      ----------------         ----------------          ----------------        ----------------         ----------------

      $  1,021,362,267         $    304,466,240          $    176,038,996        $     61,140,112         $    103,167,246
                    --                       --                        --                      --                  188,972

             4,247,850                       --                        --                      --                       --
             1,146,510                  145,280                   149,044                  21,824                   51,561
                    10                        7                         3                       2                       --
                    --                       --                        --                      --                    4,471
                 4,271                    3,001                     2,676                   2,255                       --
      ----------------         ----------------          ----------------        ----------------         ----------------
         1,026,760,908              304,614,528               176,190,719              61,164,193              103,412,250
      ----------------         ----------------          ----------------        ----------------         ----------------


               434,798                  131,651                    74,556                  19,526                   60,238
                   124                       --                        --                      --                       --

             4,242,606                       --                        --                      --                       --
               120,309                   57,447                    44,663                  34,197                       --
                34,509                   12,319                     7,015                   3,426                       --
                22,925                   22,925                    22,925                  22,925                       --
                 1,619                      789                       515                     446                       --
                    --                       --                        --                      --                2,178,786
               295,950                   96,449                    54,922                  21,771                       --
      ----------------         ----------------          ----------------        ----------------         ----------------
             5,152,840                  321,580                   204,596                 102,291                2,239,024
      ----------------         ----------------          ----------------        ----------------         ----------------

      $  1,021,608,068         $    304,292,948          $    175,986,123        $     61,061,902         $    101,173,226
      ================         ================          ================        ================         ================


      $  1,011,204,672         $    328,156,472          $    182,460,098        $     70,736,661         $    104,846,686
               240,500                   71,000                    38,500                  13,500                   33,500
             1,069,874                       --                   120,685                      --                   35,952
           (37,535,616)             (45,677,245)              (11,042,061)            (13,790,091)              (1,533,054)
            46,628,638               21,742,721                 4,408,901               4,101,832               (2,209,858)
      ----------------         ----------------          ----------------        ----------------         ----------------

      $  1,021,608,068         $    304,292,948          $    175,986,123        $     61,061,902         $    101,173,226
      ================         ================          ================        ================         ================

      $          42.48         $          42.86          $          45.71        $          45.23         $          30.20
      ================         ================          ================        ================         ================


            24,050,002                7,100,002                 3,850,002               1,350,002                3,350,002
      ----------------         ----------------          ----------------        ----------------         ----------------
      $    974,733,629         $    282,723,519          $    171,630,095        $     57,038,280         $    105,377,104
      ================         ================          ================        ================         ================
      $             --         $             --          $             --        $             --         $      2,128,835
      ================         ================          ================        ================         ================


                        See Notes to Financial Statements                Page 97

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JULY 31, 2014

                                                       FIRST TRUST         FIRST TRUST        FIRST TRUST         FIRST TRUST
                                                      MID CAP GROWTH     SMALL CAP VALUE    SMALL CAP GROWTH        MEGA CAP
                                                     ALPHADEX(R) FUND    ALPHADEX(R) FUND   ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                          (FNY)               (FYT)              (FYC)               (FMK)
                                                     ----------------    ----------------   ----------------    ----------------
ASSETS:
Investments, at value..............................  $     41,909,478    $     62,089,926   $     33,561,536    $     13,106,369
Cash  .............................................            15,037              23,392             12,284                  --
Receivables:
      Capital shares sold..........................                --                  --                 --                  --
      Dividends....................................            11,620              34,668              4,591              20,940
      Interest.....................................                --                  --                 --                  --
      Securities lending income....................               641                  --                 --                  --
Prepaid expenses...................................                --                  --                 --                  --
                                                     ----------------    ----------------   ----------------    ----------------
           TOTAL ASSETS............................        41,936,776          62,147,986         33,578,411          13,127,309
                                                     ----------------    ----------------   ----------------    ----------------

LIABILITIES:
Due to investment advisor..........................            25,708              37,608             21,175               8,001
Due to custodian...................................                --                  --                 --               2,169
Payables:
      Investment securities purchased..............                --                  --                 --                  --
      Licensing fees...............................                --                  --                 --                  --
      Printing fees................................                --                  --                 --                  --
      Audit and tax fees...........................                --                  --                 --                  --
      Trustees' fees...............................                --                  --                 --                  --
      Collateral for securities on loan............           488,778                  --                 --                  --
Other liabilities..................................                --                  --                 --                  --
                                                     ----------------    ----------------   ----------------    ----------------
           TOTAL LIABILITIES.......................           514,486              37,608             21,175              10,170
                                                     ----------------    ----------------   ----------------    ----------------

NET ASSETS.........................................  $     41,422,290    $     62,110,378   $     33,557,236    $     13,117,139
                                                     ================    ================   ================    ================

NET ASSETS CONSIST OF:
Paid-in capital....................................  $     44,000,777    $     67,344,579   $     37,720,410    $     13,907,468
Par value..........................................            15,000              20,000             12,000               5,000
Accumulated net investment income (loss)...........                --              23,330            (32,320)             17,034
Accumulated net realized gain (loss) on
   investments.....................................        (4,505,472)         (2,249,806)        (4,601,816)         (1,742,331)
Net unrealized appreciation (depreciation) on
   investments.....................................         1,911,985          (3,027,725)           458,962             929,968
                                                     ----------------    ----------------   ----------------    ----------------

NET ASSETS.........................................  $     41,422,290    $     62,110,378   $     33,557,236    $     13,117,139
                                                     ================    ================   ================    ================

NET ASSET VALUE, per share.........................  $          27.61    $          31.06   $          27.96    $          26.23
                                                     ================    ================   ================    ================
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share)...         1,500,002           2,000,002          1,200,002             500,002
                                                     ----------------    ----------------   ----------------    ----------------
Investments, at cost...............................  $     39,997,493    $     65,117,651   $     33,102,574    $     12,176,401
                                                     ================    ================   ================    ================
Securities on loan, at value.......................  $        476,105    $             --   $             --    $             --
                                                     ================    ================   ================    ================


Page 98                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2014

                                                                            FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                           LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                          ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                               (FEX)               (FNX)               (FYX)
                                                                          ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends..............................................................   $     15,111,536    $      8,536,228    $      4,979,461
Interest...............................................................                181                 199                  88
Foreign tax withholding................................................             (2,117)                 --                (171)
Securities lending income (net of fees)................................                 --             204,438             405,105
                                                                          ----------------    ----------------    ----------------
      Total investment income..........................................         15,109,600           8,740,865           5,384,483
                                                                          ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees...............................................          4,011,668           3,392,622           2,335,917
Accounting and administration fees.....................................            404,022             340,258             234,817
Licensing fees.........................................................            260,700             223,557             160,155
Custodian fees.........................................................             99,582             135,133             126,942
Registration and filing fees...........................................             97,299              66,401              40,547
Printing fees..........................................................             79,678              76,086              58,692
Legal fees.............................................................             42,655              36,238              26,497
Transfer agent fees....................................................             39,478              33,865              23,329
Audit and tax fees.....................................................             23,471              23,471              23,471
Trustees' fees and expenses............................................             19,937              17,385              13,367
Listing fees...........................................................              2,997               2,997               2,997
Expenses previously waived or reimbursed...............................                 --                  --              31,316
Other expenses.........................................................             24,912              22,362              14,466
                                                                          ----------------    ----------------    ----------------
      Total expenses...................................................          5,106,399           4,370,375           3,092,513
      Less fees waived and expenses reimbursed by the
         investment advisor............................................                 --                  --                  --
                                                                          ----------------    ----------------    ----------------
      Net expenses.....................................................          5,106,399           4,370,375           3,092,513
                                                                          ----------------    ----------------    ----------------

NET INVESTMENT INCOME (LOSS)...........................................         10,003,201           4,370,490           2,291,970
                                                                          ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments......................................................        (17,676,165)        (23,058,270)        (23,269,553)
      In-kind redemptions..............................................        116,812,413         103,674,683          74,102,593
                                                                          ----------------    ----------------    ----------------
Net realized gain (loss)...............................................         99,136,248          80,616,413          50,833,040
                                                                          ----------------    ----------------    ----------------

Net change in unrealized appreciation (depreciation) on investments....          6,067,281         (19,018,658)        (29,785,571)
                                                                          ----------------    ----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)................................        105,203,529          61,597,755          21,047,469
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................   $    115,206,730    $     65,968,245    $     23,339,439
                                                                          ================    ================    ================


                        See Notes to Financial Statements                Page 99

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED JULY 31, 2014

                                                                            FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                          LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE
                                                                          ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                               (FTA)               (FTC)               (FAB)
                                                                          ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends..............................................................   $     17,161,481    $      2,992,664    $      2,572,272
Interest...............................................................                158                  53                  34
Foreign tax withholding................................................                 --              (2,513)                173
Securities lending income (net of fees)................................                 --                  --                  --
                                                                          ----------------    ----------------    ----------------
      Total investment income..........................................         17,161,639           2,990,204           2,572,479
                                                                          ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees...............................................          3,521,135           1,208,276             645,863
Accounting and administration fees.....................................            355,092             123,823              72,434
Licensing fees.........................................................            231,268              92,497              58,752
Custodian fees.........................................................             88,330              30,144              16,122
Registration and filing fees...........................................             79,504              26,902              14,022
Printing fees..........................................................             76,442              25,836              15,306
Legal fees.............................................................             35,876              13,399               6,414
Transfer agent fees....................................................             35,109              12,058               6,449
Audit and tax fees.....................................................             23,471              23,471              23,471
Trustees' fees and expenses............................................             17,919               8,793               6,498
Listing fees...........................................................              2,997               2,997               4,520
Expenses previously waived or reimbursed...............................                 --              16,307              27,642
Other expenses.........................................................             21,443              10,280               6,715
                                                                          ----------------    ----------------    ----------------
      Total expenses...................................................          4,488,586           1,594,783             904,208
      Less fees waived and expenses reimbursed by the
         investment advisor............................................                 --                  --                  --
                                                                          ----------------    ----------------    ----------------
      Net expenses.....................................................          4,488,586           1,594,783             904,208
                                                                          ----------------    ----------------    ----------------

NET INVESTMENT INCOME (LOSS)...........................................         12,673,053           1,395,421           1,668,271
                                                                          ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments......................................................        (14,616,227)         (7,470,831)         (2,742,375)
      In-kind redemptions..............................................        110,077,951          43,880,394          22,356,821
                                                                          ----------------    ----------------    ----------------
Net realized gain (loss)...............................................         95,461,724          36,409,563          19,614,446
                                                                          ----------------    ----------------    ----------------

Net change in unrealized appreciation (depreciation) on investments....         (4,308,460)         (1,622,852)         (5,792,479)
                                                                          ----------------    ----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)................................         91,153,264          34,786,711          13,821,967
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................   $    103,826,317    $     36,182,132    $     15,490,238
                                                                          ================    ================    ================

(a) Fund is subject to a Unitary Fee. (See Note 3 in the Notes to Financial Statements.)


Page 100                See Notes to Financial Statements

  FIRST TRUST           FIRST TRUST           FIRST TRUST           FIRST TRUST           FIRST TRUST
   MULTI CAP              MID CAP               MID CAP              SMALL CAP             SMALL CAP            FIRST TRUST
     GROWTH                VALUE                 GROWTH                VALUE                 GROWTH               MEGA CAP
ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
     (FAD)                 (FNK)                 (FNY)                 (FYT)                 (FYC)                 (FMK)
----------------      ----------------      ----------------      ----------------      ----------------      ----------------

 $      506,015        $      625,218        $      281,194        $    1,004,885        $      158,959        $      229,079
             23                    --                    --                    --                    --                    --
           (276)                   --                    --                    --                   (24)                   --
             --                 8,206                 5,313                    --                    --                    --
 --------------        --------------        --------------        --------------        --------------        --------------
        505,762               633,424               286,507             1,004,885               158,935               229,079
 --------------        --------------        --------------        --------------        --------------        --------------


        261,334               277,982 (a)           257,694 (a)           496,497 (a)           186,392 (a)            80,915 (a)
         32,966                    --                    --                    --                    --                    --
         35,680                    --                    --                    --                    --                    --
          6,519                    --                    --                    --                    --                    --
          4,899                    --                    --                    --                    --                    --
          6,542                    --                    --                    --                    --                    --
          2,877                    --                    --                    --                    --                    --
          2,607                    --                    --                    --                    --                    --
         23,471                    --                    --                    --                    --                    --
          5,041                    --                    --                    --                    --                    --
          2,740                    --                    --                    --                    --                    --
             --                    --                    --                    --                    --                    --
          4,494                    --                    --                    --                    --                    --
 --------------        --------------        --------------        --------------        --------------        --------------
        389,170               277,982               257,694               496,497               186,392                80,915

        (23,302)                   --                    --                    --                    --                    --
 --------------        --------------        --------------        --------------        --------------        --------------
        365,868               277,982               257,694               496,497               186,392                80,915
 --------------        --------------        --------------        --------------        --------------        --------------

        139,894               355,442                28,813               508,388               (27,457)              148,164
 --------------        --------------        --------------        --------------        --------------        --------------



     (2,712,459)           (1,061,096)           (2,477,100)           (2,712,156)           (2,872,006)             (472,426)
      9,797,873             5,649,399             6,506,520            13,928,144             3,921,539             1,721,827
 --------------        --------------        --------------        --------------        --------------        --------------
      7,085,414             4,588,303             4,029,420            11,215,988             1,049,533             1,249,401
 --------------        --------------        --------------        --------------        --------------        --------------

     (1,665,748)           (3,547,279)             (866,673)           (5,226,471)           (1,233,096)              192,423
 --------------        --------------        --------------        --------------        --------------        --------------

      5,419,666             1,041,024             3,162,747             5,989,517              (183,563)            1,441,824
 --------------        --------------        --------------        --------------        --------------        --------------

 $    5,559,560        $    1,396,466        $    3,191,560        $    6,497,905        $     (211,020)       $    1,589,988
 ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements               Page 101

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FIRST TRUST                           FIRST TRUST
                                                                    LARGE CAP CORE                         MID CAP CORE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FEX)                                 (FNX)
                                                         ------------------------------------  ------------------------------------
                                                           For the Year       For the Year       For the Year       For the Year
                                                               Ended              Ended              Ended              Ended
                                                             7/31/2014          7/31/2013          7/31/2014          7/31/2013
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss).......................... $    10,003,201    $     5,570,100    $     4,370,490    $     3,756,430
   Net realized gain (loss)..............................      99,136,248         37,809,870         80,616,413         33,493,727
   Net change in unrealized appreciation (depreciation)..       6,067,281         59,574,142        (19,018,658)        63,098,856
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
       from operations...................................     115,206,730        102,954,112         65,968,245        100,349,013
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................      (9,604,681)        (5,612,506)        (4,823,561)        (3,248,026)
                                                          ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................   1,141,302,405        344,836,586        809,847,236        351,702,994
   Cost of shares redeemed...............................    (596,190,976)      (268,039,424)      (495,353,124)      (257,423,796)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions......................     545,111,429         76,797,162        314,494,112         94,279,198
                                                          ---------------    ---------------    ---------------    ---------------
   Total increase (decrease) in net assets...............     650,713,478        174,138,768        375,638,796        191,380,185

NET ASSETS:
   Beginning of period...................................     500,828,641        326,689,873        485,455,560        294,075,375
                                                          ---------------    ---------------    ---------------    ---------------
   End of period......................................... $ 1,151,542,119    $   500,828,641    $   861,094,356    $   485,455,560
                                                          ===============    ===============    ===============    ===============
   Accumulated net investment income (loss)
      at end of period................................... $       641,933    $       243,413    $       143,386    $       593,008
                                                          ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...............      13,500,002         11,400,002         10,800,002          8,600,002
   Shares sold...........................................      27,500,000         10,300,000         16,100,000          8,750,000
   Shares redeemed.......................................     (14,350,000)        (8,200,000)        (9,900,000)        (6,550,000)
                                                          ---------------    ---------------    ---------------    ---------------
   Shares outstanding, end of period.....................      26,650,002         13,500,002         17,000,002         10,800,002
                                                          ===============    ===============    ===============    ===============


Page 102                See Notes to Financial Statements

          FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
        SMALL CAP CORE                   LARGE CAP VALUE                 LARGE CAP GROWTH                  MULTI CAP VALUE
       ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
             (FYX)                            (FTA)                            (FTC)                            (FAB)
-------------------------------  -------------------------------  -------------------------------  -------------------------------
 For the Year     For the Year    For the Year     For the Year    For the Year     For the Year    For the Year     For the Year
    Ended            Ended           Ended            Ended           Ended            Ended           Ended            Ended
  7/31/2014        7/31/2013       7/31/2014        7/31/2013       7/31/2014        7/31/2013       7/31/2014        7/31/2013
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


$    2,291,970   $    1,684,873  $   12,673,053   $    6,105,205  $    1,395,421   $    1,187,393  $    1,668,271   $      944,305
    50,833,040       21,053,726      95,461,724       36,085,171      36,409,563       20,448,212      19,614,446        8,065,725
   (29,785,571)      37,239,060      (4,308,460)      52,194,570      (1,622,852)      11,763,777      (5,792,479)      10,794,933
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    23,339,439       59,977,659     103,826,317       94,384,946      36,182,132       33,399,382      15,490,238       19,804,963
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


    (2,230,680)      (1,727,336)    (12,117,591)      (5,792,326)     (1,448,805)      (1,334,966)     (1,601,926)        (915,936)
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


   550,328,851      226,844,839   1,040,544,629      372,257,229     387,122,970      170,871,482     181,135,122       76,384,780
  (339,969,860)    (136,396,955)   (577,769,511)    (241,095,908)   (287,982,101)    (162,380,787)   (111,263,952)     (50,929,280)
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

   210,358,991       90,447,884     462,775,118      131,161,321      99,140,869        8,490,695      69,871,170       25,455,500
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
   231,467,750      148,698,207     554,483,844      219,753,941     133,874,196       40,555,111      83,759,482       44,344,527


   289,081,800      140,383,593     467,124,224      247,370,283     170,418,752      129,863,641      92,226,641       47,882,114
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
$  520,549,550   $  289,081,800  $1,021,608,068   $  467,124,224  $  304,292,948   $  170,418,752  $  175,986,123   $   92,226,641
==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


$       64,436   $           --  $    1,069,874   $      514,412  $           --   $           --  $      120,685   $       54,340
==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


     6,850,002        4,500,002      12,700,002        8,800,002       4,700,002        4,550,002       2,300,002        1,600,002
    11,700,000        6,100,000      25,600,000       11,300,000       9,400,000        5,250,000       4,050,000        2,150,000
    (7,250,000)      (3,750,000)    (14,250,000)      (7,400,000)     (7,000,000)      (5,100,000)     (2,500,000)      (1,450,000)
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
    11,300,002        6,850,002      24,050,002       12,700,002       7,100,002        4,700,002       3,850,002        2,300,002
==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 103

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     FIRST TRUST                           FIRST TRUST
                                                                   MULTI CAP GROWTH                       MID CAP VALUE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FAD)                                 (FNK)
                                                         ------------------------------------  ------------------------------------
                                                           For the Year       For the Year       For the Year       For the Year
                                                               Ended              Ended              Ended              Ended
                                                             7/31/2014          7/31/2013          7/31/2014          7/31/2013
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss).......................... $       139,894    $       244,508    $       355,442    $       161,673
   Net realized gain (loss)..............................       7,085,414          4,737,353          4,588,303          2,749,874
   Net change in unrealized appreciation (depreciation)..      (1,665,748)         3,247,502         (3,547,279)         1,538,554
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from operations....................................       5,559,560          8,229,363          1,396,466          4,450,101
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................        (175,020)          (240,635)          (323,976)          (159,085)
                                                          ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................      77,991,482         31,876,922        119,534,369         39,054,237
   Cost of shares redeemed...............................     (59,923,009)       (31,862,918)       (40,735,289)       (30,928,553)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions......................      18,068,473             14,004         78,799,080          8,125,684
                                                          ---------------    ---------------    ---------------    ---------------
   Total increase (decrease) in net assets...............      23,453,013          8,002,732         79,871,570         12,416,700

NET ASSETS:
   Beginning of period...................................      37,608,889         29,606,157         21,301,656          8,884,956
                                                          ---------------    ---------------    ---------------    ---------------
   End of period......................................... $    61,061,902    $    37,608,889    $   101,173,226    $    21,301,656
                                                          ===============    ===============    ===============    ===============

   Accumulated net investment income (loss)
      at end of period................................... $            --    $        18,336    $        35,952    $         4,486
                                                          ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...............         950,002            950,002            800,002            450,002
   Shares sold...........................................       1,750,000            900,000          3,900,000          1,650,000
   Shares redeemed.......................................      (1,350,000)          (900,000)        (1,350,000)        (1,300,000)
                                                          ---------------    ---------------    ---------------    ---------------
   Shares outstanding, end of period.....................       1,350,002            950,002          3,350,002            800,002
                                                          ===============    ===============    ===============    ===============


Page 104                See Notes to Financial Statements

          FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
        MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH                     MEGA CAP
       ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
             (FNY)                            (FYT)                            (FYC)                            (FMK)
-------------------------------  -------------------------------  -------------------------------  -------------------------------
 For the Year     For the Year    For the Year     For the Year    For the Year     For the Year    For the Year     For the Year
    Ended            Ended           Ended            Ended           Ended            Ended           Ended            Ended
  7/31/2014        7/31/2013       7/31/2014        7/31/2013       7/31/2014        7/31/2013       7/31/2014        7/31/2013
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


$       28,813   $      155,620  $      508,388   $      218,825  $      (27,457)  $       18,886  $      148,164   $      133,320
     4,029,420        1,962,382      11,215,988        3,849,899       1,049,533        1,382,117       1,249,401        1,743,823
      (866,673)       2,374,283      (5,226,471)       2,534,872      (1,233,096)       1,033,307         192,423          650,096
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     3,191,560        4,492,285       6,497,905        6,603,596        (211,020)       2,434,310       1,589,988        2,527,239
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


       (90,705)        (109,690)       (485,305)        (218,845)         (5,440)         (29,960)       (139,321)        (134,891)
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


    60,182,014       20,137,555     119,587,054       68,452,356      44,280,002       22,406,981      16,149,225       16,619,287
   (44,021,563)     (18,930,697)   (108,232,517)     (36,037,677)    (23,513,424)     (20,971,504)    (14,817,375)     (19,478,114)
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    16,160,451        1,206,858      11,354,537       32,414,679      20,766,578        1,435,477       1,331,850       (2,858,827)
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
    19,261,306        5,589,453      17,367,137       38,799,430      20,550,118        3,839,827       2,782,517         (466,479)


    22,160,984       16,571,531      44,743,241        5,943,811      13,007,118        9,167,291      10,334,622       10,801,101
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
$   41,422,290   $   22,160,984  $   62,110,378   $   44,743,241  $   33,557,236   $   13,007,118  $   13,117,139   $   10,334,622
==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


$           --   $       51,950  $       23,330   $           10  $      (32,320)  $       (7,732) $       17,034   $        8,191
==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


       900,002          850,002       1,600,002          300,002         500,002          450,002         450,002          600,002
     2,200,000          900,000       3,850,000        2,800,000       1,500,000        1,000,000         650,000          800,000
    (1,600,000)        (850,000)     (3,450,000)      (1,500,000)       (800,000)        (950,000)       (600,000)        (950,000)
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
     1,500,002          900,002       2,000,002        1,600,002       1,200,002          500,002         500,002          450,002
==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 105

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

                                                      FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                     YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                     7/31/2014       7/31/2013        7/31/2012        7/31/2011        7/31/2010
                                                   --------------  --------------   --------------   --------------   --------------
Net asset value, beginning of period                 $    37.10      $    28.66       $    28.38       $    23.76       $    19.60
                                                     ----------      ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.49            0.48             0.35             0.25             0.20
Net realized and unrealized gain (loss)                    6.10            8.45             0.26             4.63             4.15
                                                     ----------      ----------       ----------       ----------       ----------
Total from investment operations                           6.59            8.93             0.61             4.88             4.35
                                                     ----------      ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.48)          (0.49)           (0.33)           (0.26)           (0.19)
                                                     ----------      ----------       ----------       ----------       ----------
Net asset value, end of period                       $    43.21      $    37.10       $    28.66       $    28.38       $    23.76
                                                     ==========      ==========       ==========       ==========       ==========

TOTAL RETURN (a)                                          17.83%          31.41%            2.20%           20.54%           22.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $1,151,542      $  500,829       $  326,690       $  273,861       $   58,214
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.64%           0.66%            0.70%            0.70%            0.90%
Ratio of net expenses to average net assets                0.64%           0.66%            0.70%            0.70%            0.70%
Ratio of net investment income (loss) to average
   net assets                                              1.25%           1.47%            1.27%            1.04%            1.13%
Portfolio turnover rate (b)                                  78%             78%              95%              81%              91%


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

                                                      FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                     YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                     7/31/2014       7/31/2013        7/31/2012        7/31/2011        7/31/2010
                                                   --------------  --------------   --------------   --------------   --------------
Net asset value, beginning of period                 $    44.95      $    34.19       $    34.17       $    27.10       $    22.00
                                                     ----------      ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.31            0.42             0.21             0.12             0.16
Net realized and unrealized gain (loss)                    5.75           10.71             0.01             7.09             5.10
                                                     ----------      ----------       ----------       ----------       ----------
Total from investment operations                           6.06           11.13             0.22             7.21             5.26
                                                     ----------      ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.36)          (0.37)           (0.20)           (0.14)           (0.16)
                                                     ----------      ----------       ----------       ----------       ----------
Net asset value, end of period                       $    50.65      $    44.95       $    34.19       $    34.17       $    27.10
                                                     ==========      ==========       ==========       ==========       ==========

TOTAL RETURN (a)                                          13.49%          32.71%            0.66%           26.60%           23.94%

RATIOS/SUPPLEMENTAL DATA:                            $  861,094      $  485,456       $  294,075       $  319,491       $   56,919
Net assets, end of period (in 000's)
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.64%           0.66%            0.70%            0.70%            0.90%
Ratio of net expenses to average net assets                0.64%           0.66%            0.70%            0.70%            0.70%
Ratio of net investment income (loss) to average
   net assets                                              0.64%           1.04%            0.63%            0.44%            0.73%
Portfolio turnover rate (b)                                  81%             81%              94%              86%             100%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. In some periods the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 106                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

                                                      FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                     YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                     7/31/2014       7/31/2013        7/31/2012        7/31/2011        7/31/2010
                                                   --------------  --------------   --------------   --------------   --------------
Net asset value, beginning of period                 $    42.20      $    31.20       $    30.93       $    24.98       $    20.77
                                                     ----------      ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.22            0.34             0.17             0.07             0.07
Net realized and unrealized gain (loss)                    3.86           11.00             0.27             5.97             4.21
                                                     ----------      ----------       ----------       ----------       ----------
Total from investment operations                           4.08           11.34             0.44             6.04             4.28
                                                     ----------      ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.21)          (0.34)           (0.17)           (0.09)           (0.07)
                                                     ----------      ----------       ----------       ----------       ----------
Net asset value, end of period                       $    46.07      $    42.20       $    31.20       $    30.93       $    24.98
                                                     ==========      ==========       ==========       ==========       ==========

TOTAL RETURN (a)                                           9.66%          36.58%            1.42%           24.20%           20.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $  520,550      $  289,082       $  140,384       $  117,530       $   37,475
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.66%           0.70%            0.70%            0.74%            0.97%
Ratio of net expenses to average net assets                0.66%           0.70%            0.70%            0.70%            0.70%
Ratio of net investment income (loss) to average
   net assets                                              0.49%           0.87%            0.56%            0.24%            0.36%
Portfolio turnover rate (b)                                  89%             85%             101%              90%              97%


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

                                                      FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                     YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                     7/31/2014       7/31/2013        7/31/2012        7/31/2011        7/31/2010
                                                   --------------  --------------   --------------   --------------   --------------
Net asset value, beginning of period                 $    36.78      $    28.11       $    27.18       $    23.24       $    19.10
                                                     ----------      ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.69            0.58             0.40             0.32             0.34
Net realized and unrealized gain (loss)                    5.69            8.66             0.93             3.93             4.14
                                                     ----------      ----------       ----------       ----------       ----------
Total from investment operations                           6.38            9.24             1.33             4.25             4.48
                                                     ----------      ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.68)          (0.57)           (0.40)           (0.31)           (0.34)
                                                     ----------      ----------       ----------       ----------       ----------
Net asset value, end of period                       $    42.48      $    36.78       $    28.11       $    27.18       $    23.24
                                                     ==========      ==========       ==========       ==========       ==========

TOTAL RETURN (a)                                          17.46%          33.15%            4.96%           18.30%           23.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $1,021,608      $  467,124       $  247,370       $  178,052       $   49,958
Ratios to average net assets:
Ratio of total expenses to average net assets              0.64%           0.67%            0.70%            0.71%            0.88%
Ratio of net expenses to average net assets                0.64%           0.67%            0.70%            0.70%            0.70%
Ratio of net investment income (loss) to average
   net assets                                              1.80%           1.85%            1.56%            1.47%            1.73%
Portfolio turnover rate (b)                                  68%             69%              88%              76%             100%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. In some periods the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 107

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

                                                      FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                     YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                     7/31/2014       7/31/2013        7/31/2012        7/31/2011        7/31/2010
                                                   --------------  --------------   --------------   --------------   --------------
Net asset value, beginning of period                 $    36.26      $    28.54       $    29.33       $    23.91       $    19.94
                                                     ----------      ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.23            0.30             0.24             0.17             0.06
Net realized and unrealized gain (loss)                    6.61            7.75            (0.80)            5.43             3.96
                                                     ----------      ----------       ----------       ----------       ----------
Total from investment operations                           6.84            8.05            (0.56)            5.60             4.02
                                                     ----------      ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.24)          (0.33)           (0.23)           (0.18)           (0.05)
                                                     ----------      ----------       ----------       ----------       ----------
Net asset value, end of period                       $    42.86      $    36.26       $    28.54       $    29.33       $    23.91
                                                     ==========      ==========       ==========       ==========       ==========

TOTAL RETURN (a)                                          18.88%          28.42%          (1.89)%           23.43%           20.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $  304,293      $  170,419       $  129,864       $  139,322       $   39,445
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.66%           0.70%            0.70%            0.72%            0.91%
Ratio of net expenses to average net assets                0.66%           0.70%            0.70%            0.70%            0.70%
Ratio of net investment income (loss) to average
   net assets                                              0.58%           0.88%            0.86%            0.59%            0.31%
Portfolio turnover rate (b)                                 138%            141%             162%             146%             168%


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

                                                      FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                     YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                     7/31/2014       7/31/2013        7/31/2012        7/31/2011        7/31/2010
                                                   --------------  --------------   --------------   --------------   --------------
Net asset value, beginning of period                 $    40.10      $    29.93       $    29.24       $    24.61       $    20.20
                                                     ----------      ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.55            0.51             0.36             0.32             0.37
Net realized and unrealized gain (loss)                    5.60           10.16             0.69             4.64             4.39
                                                     ----------      ----------       ----------       ----------       ----------
Total from investment operations                           6.15           10.67             1.05             4.96             4.76
                                                     ----------      ----------       ----------       ----------       ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.54)          (0.50)           (0.36)           (0.33)           (0.35)
                                                     ----------      ----------       ----------       ----------       ----------
Net asset value, end of period                       $    45.71      $    40.10       $    29.93       $    29.24       $    24.61
                                                     ==========      ==========       ==========       ==========       ==========

TOTAL RETURN (a)                                          15.38%          35.92%            3.62%           20.13%           23.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $  175,986      $   92,227       $   47,882       $   39,470       $   20,917
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.70%           0.76%            0.80%            0.87%            0.94%
Ratio of net expenses to average net assets                0.70%           0.70%            0.70%            0.70%            0.70%
Ratio of net investment income (loss) to average
   net assets                                              1.29%           1.46%            1.24%            1.16%            1.45%
Portfolio turnover rate (b)                                  74%             70%              90%              74%              93%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. In some periods the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 108                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

                                                      FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                                     YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                     7/31/2014       7/31/2013        7/31/2012        7/31/2011        7/31/2010
                                                   --------------  --------------   --------------   --------------   --------------
Net asset value, beginning of period                 $    39.59      $    31.16       $    31.66       $    25.07       $    20.78
                                                     ----------      ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.12            0.26             0.16             0.08             0.02
Net realized and unrealized gain (loss)                    5.67            8.42            (0.51)            6.62             4.27
                                                     ----------      ----------       ----------       ----------       ----------
Total from investment operations                           5.79            8.68            (0.35)            6.70             4.29
                                                     ----------      ----------       ----------       ----------       ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.15)          (0.25)           (0.15)           (0.11)              --
                                                     ----------      ----------       ----------       ----------       ----------
Net asset value, end of period                       $    45.23      $    39.59       $    31.16       $    31.66       $    25.07
                                                     ==========      ==========       ==========       ==========       ==========

TOTAL RETURN (a)                                          14.63%          28.01%           (1.10)%          26.74%           20.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $   61,062      $   37,609       $   29,606       $   37,990       $    7,520
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.74%           0.85%            0.85%            0.95%            1.40%
Ratio of net expenses to average net assets                0.70%           0.70%            0.70%            0.70%            0.70%
Ratio of net investment income (loss) to average
   net assets                                              0.27%           0.74%            0.48%            0.20%            0.08%
Portfolio turnover rate (b)                                 139%            147%             155%             149%             155%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 109

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

                                                                                                     FOR THE PERIOD
                                                      FOR THE         FOR THE          FOR THE        4/19/2011 (a)
                                                     YEAR ENDED      YEAR ENDED       YEAR ENDED        THROUGH
                                                     7/31/2014       7/31/2013        7/31/2012        7/31/2011
                                                   --------------  --------------   --------------   --------------
Net asset value, beginning of period                 $    26.63      $    19.74       $    19.27       $    20.06
                                                     ----------      ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.24            0.25             0.15             0.04
Net realized and unrealized gain (loss)                    3.56            6.89             0.47            (0.79)
                                                     ----------      ----------       ----------       ----------
Total from investment operations                           3.80            7.14             0.62            (0.75)
                                                     ----------      ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.23)          (0.25)           (0.15)           (0.04)
                                                     ----------      ----------       ----------       ----------
Net asset value, end of period                       $    30.20      $    26.63       $    19.74       $    19.27
                                                     ==========      ==========       ==========       ==========

TOTAL RETURN (b)                                          14.30%          36.37%            3.23%          (3.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $  101,173      $   21,302       $    8,885       $    1,927
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.70%           0.70%            0.70%            0.70% (c)
Ratio of net expenses to average net assets                0.70%           0.70%            0.70%            0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                              0.90%           0.96%            0.98%            0.74% (c)
Portfolio turnover rate (d)                                  84%             66%             100%              14%


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

                                                                                                     FOR THE PERIOD
                                                      FOR THE         FOR THE          FOR THE        4/19/2011 (a)
                                                     YEAR ENDED      YEAR ENDED       YEAR ENDED        THROUGH
                                                     7/31/2014       7/31/2013        7/31/2012        7/31/2011
                                                   --------------  --------------   --------------   --------------
Net asset value, beginning of period                 $    24.62      $    19.50       $    19.93       $    20.17
                                                     ----------      ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.07            0.18             0.02            (0.00) (e)
Net realized and unrealized gain (loss)                    3.00            5.07            (0.44)           (0.24)
                                                     ----------      ----------       ----------       ----------
Total from investment operations                           3.07            5.25            (0.42)           (0.24)
                                                     ----------      ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.08)          (0.13)           (0.01)              --
                                                     ----------      ----------       ----------       ----------
Net asset value, end of period                       $    27.61      $    24.62       $    19.50       $    19.93
                                                     ==========      ==========       ==========       ==========

TOTAL RETURN (b)                                          12.49%          27.05%           (2.11)%          (1.19)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $   41,422      $   22,161       $   16,572       $     6,976
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.70%           0.70%            0.70%            0.70%  (c)
Ratio of net expenses to average net assets                0.70%           0.70%            0.70%            0.70%  (c)
Ratio of net investment income (loss) to average
   net assets                                              0.08%           0.83%            0.11%           (0.18)% (c)
Portfolio turnover rate (d)                                 148%            156%             166%              48%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Amount represents less than $0.01 per share.


Page 110                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

                                                                                                     FOR THE PERIOD
                                                      FOR THE         FOR THE          FOR THE        4/19/2011 (a)
                                                     YEAR ENDED      YEAR ENDED       YEAR ENDED        THROUGH
                                                     7/31/2014       7/31/2013        7/31/2012        7/31/2011
                                                   --------------  --------------   --------------   --------------
Net asset value, beginning of period                 $    27.96      $    19.81       $    19.80       $    19.97
                                                     ----------      ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.23            0.20             0.14             0.03
Net realized and unrealized gain (loss)                    3.09            8.15             0.01            (0.17)
                                                     ----------      ----------       ----------       ----------
Total from investment operations                           3.32            8.35             0.15            (0.14)
                                                     ----------      ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.22)          (0.20)           (0.14)           (0.03)
                                                     ----------      ----------       ----------       ----------
Net asset value, end of period                       $    31.06      $    27.96       $    19.81       $    19.80
                                                     ==========      ==========       ==========       ==========

TOTAL RETURN (b)                                          11.86%          42.34%            0.75%           (0.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $   62,110      $   44,743       $    5,944       $    1,980
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.70%           0.70%            0.70%            0.70% (c)
Ratio of net expenses to average net assets                0.70%           0.70%            0.70%            0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                              0.72%           1.32%            0.82%            0.57% (c)
Portfolio turnover rate (d)                                  86%            104%             103%              15%


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

                                                                                                     FOR THE PERIOD
                                                      FOR THE         FOR THE          FOR THE        4/19/2011 (a)
                                                     YEAR ENDED      YEAR ENDED       YEAR ENDED        THROUGH
                                                     7/31/2014       7/31/2013        7/31/2012        7/31/2011
                                                   --------------  --------------   --------------   --------------
Net asset value, beginning of period                 $    26.01      $    20.37       $    19.92       $    20.08
                                                     ----------      ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (0.01)           0.05             0.02            (0.01)
Net realized and unrealized gain (loss)                    1.97            5.66             0.46            (0.15)
                                                     ----------      ----------       ----------       ----------
Total from investment operations                           1.96            5.71             0.48            (0.16)
                                                     ----------      ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.01)          (0.07)           (0.03)              --
                                                     ----------      ----------       ----------       ----------
Net asset value, end of period                       $    27.96      $    26.01       $    20.37       $    19.92
                                                     ==========      ==========       ==========       ==========

TOTAL RETURN (b)                                           7.52%          28.14%            2.38%           (0.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $   33,557      $   13,007       $    9,167       $    5,977
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.70%           0.70%            0.70%            0.70%  (c)
Ratio of net expenses to average net assets                0.70%           0.70%            0.70%            0.70%  (c)
Ratio of net investment income (loss) to average
   net assets                                             (0.10)%          0.17%            0.14%           (0.36)% (c)
Portfolio turnover rate (d)                                 175%            147%             162%              36%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 111

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

                                                                                                     FOR THE PERIOD
                                                      FOR THE         FOR THE          FOR THE        5/11/2011 (a)
                                                     YEAR ENDED      YEAR ENDED       YEAR ENDED        THROUGH
                                                     7/31/2014       7/31/2013        7/31/2012        7/31/2011
                                                   --------------  --------------   --------------   --------------
Net asset value, beginning of period                 $    22.97      $    18.00       $    18.89       $    19.67
                                                     ----------      ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.31            0.28             0.18             0.03
Net realized and unrealized gain (loss)                    3.24            4.97            (0.90)           (0.79)
                                                     ----------      ----------       ----------       ----------
Total from investment operations                           3.55            5.25            (0.72)           (0.76)
                                                     ----------      ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.29)          (0.28)           (0.17)           (0.02)
                                                     ----------      ----------       ----------       ----------
Net asset value, end of period                       $    26.23      $    22.97       $    18.00       $    18.89
                                                     ==========      ==========       ==========       ==========

TOTAL RETURN (b)                                          15.54%          29.42%           (3.78)%          (3.88)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $   13,117      $   10,335       $   10,801       $    3,777
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.70%           0.70%            0.70%            0.70% (c)
Ratio of net expenses to average net assets                0.70%           0.70%            0.70%            0.70% (c)
Ratio of net investment income (loss) to average
   net assets                                              1.28%           1.32%            1.28%            0.77% (c)
Portfolio turnover rate (d)                                 125%            135%             164%              52%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 112                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2014


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund, each type having a separate report. This report covers the twelve Style Funds listed below. The shares of each Style Fund are listed and traded on the NYSE Arca, Inc.

      First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX") First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX") First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX") First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA") First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC") First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB") First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD") First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK") First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY") First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT") First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC") First Trust Mega Cap AlphaDEX(R) Fund - (ticker "FMK")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust Large Cap Core AlphaDEX(R) Fund                     Defined Large Cap Core Index (1)
First Trust Mid Cap Core AlphaDEX(R) Fund                       Defined Mid Cap Core Index (1)
First Trust Small Cap Core AlphaDEX(R) Fund                     Defined Small Cap Core Index (1)
First Trust Large Cap Value AlphaDEX(R) Fund                    Defined Large Cap Value Index (1)
First Trust Large Cap Growth AlphaDEX(R) Fund                   Defined Large Cap Growth Index (1)
First Trust Multi Cap Value AlphaDEX(R) Fund                    Defined Multi Cap Value Index (1)
First Trust Multi Cap Growth AlphaDEX(R) Fund                   Defined Multi Cap Growth Index (1)
First Trust Mid Cap Value AlphaDEX(R) Fund                      Defined Mid Cap Value Index (1)
First Trust Mid Cap Growth AlphaDEX(R) Fund                     Defined Mid Cap Growth Index (1)
First Trust Small Cap Value AlphaDEX(R) Fund                    Defined Small Cap Value Index (1)
First Trust Small Cap Growth AlphaDEX(R) Fund                   Defined Small Cap Growth Index (1)
First Trust Mega Cap AlphaDEX(R) Fund                           Defined Mega Cap Index (1)

(1) This index is developed, maintained and sponsored by S&P Dow Jones Indices LLC (licensee of Standard & Poor's Financial Services LLP "S&P"), and licensed to First Trust Portfolios L.P. ("FTP"), the distributor of the Trust.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's investments will be valued as follows:

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2014

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in differences between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of July 31, 2014, is included with each Fund's Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2014

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. ASU 2011-11 and ASU 2013-1 are effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years.

The Funds adopted the disclosure requirement on netting for the current reporting period. This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

D. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds at July 31, 2014, were received as collateral for lending securities.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2014

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2014, only FNX, FYX, FNK and FNY have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH indemnifies the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the year ended July 31, 2014 was as follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                     $    9,604,681             $     --                  $     --
First Trust Mid Cap Core AlphaDEX(R) Fund                            4,823,561                   --                        --
First Trust Small Cap Core AlphaDEX(R) Fund                          2,230,680                   --                        --
First Trust Large Cap Value AlphaDEX(R) Fund                        12,117,591                   --                        --
First Trust Large Cap Growth AlphaDEX(R) Fund                        1,448,805                   --                        --
First Trust Multi Cap Value AlphaDEX(R) Fund                         1,601,926                   --                        --
First Trust Multi Cap Growth AlphaDEX(R) Fund                          175,020                   --                        --
First Trust Mid Cap Value AlphaDEX(R) Fund                             323,976                   --                        --
First Trust Mid Cap Growth AlphaDEX(R) Fund                             90,705                   --                        --
First Trust Small Cap Value AlphaDEX(R) Fund                           485,305                   --                        --
First Trust Small Cap Growth AlphaDEX(R) Fund                            5,440                   --                        --
First Trust Mega Cap AlphaDEX(R) Fund                                  139,321                   --                        --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2014

The tax character of distributions paid by each Fund during the year ended July 31, 2013 was as follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                     $  5,612,506             $         --             $         --
First Trust Mid Cap Core AlphaDEX(R) Fund                          3,248,026                       --                       --
First Trust Small Cap Core AlphaDEX(R) Fund                        1,727,336                       --                       --
First Trust Large Cap Value AlphaDEX(R) Fund                       5,792,326                       --                       --
First Trust Large Cap Growth AlphaDEX(R) Fund                      1,334,966                       --                       --
First Trust Multi Cap Value AlphaDEX(R) Fund                         915,936                       --                       --
First Trust Multi Cap Growth AlphaDEX(R) Fund                        240,635                       --                       --
First Trust Mid Cap Value AlphaDEX(R) Fund                           159,085                       --                       --
First Trust Mid Cap Growth AlphaDEX(R) Fund                          109,690                       --                       --
First Trust Small Cap Value AlphaDEX(R) Fund                         218,845                       --                       --
First Trust Small Cap Growth AlphaDEX(R) Fund                         29,960                       --                       --
First Trust Mega Cap AlphaDEX(R) Fund                                134,891                       --                       --

As of July 31, 2014, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                         Accumulated
                                                                Undistributed            Capital and            Net Unrealized
                                                                   Ordinary                 Other                Appreciation
                                                                    Income               Gain (Loss)            (Depreciation)
                                                               ----------------        ----------------        ----------------
First Trust Large Cap Core AlphaDEX(R) Fund                     $      641,933          $  (44,478,731)         $   64,443,243
First Trust Mid Cap Core AlphaDEX(R) Fund                              143,386             (59,578,050)             38,016,307
First Trust Small Cap Core AlphaDEX(R) Fund                             64,436             (34,990,717)              2,126,904
First Trust Large Cap Value AlphaDEX(R) Fund                         1,069,874             (26,425,476)             35,518,498
First Trust Large Cap Growth AlphaDEX(R) Fund                               --             (44,283,875)             20,349,351
First Trust Multi Cap Value AlphaDEX(R) Fund                           120,685              (8,662,298)              2,029,138
First Trust Multi Cap Growth AlphaDEX(R) Fund                               --             (13,475,104)              3,786,845
First Trust Mid Cap Value AlphaDEX(R) Fund                              35,952                (829,585)             (2,913,327)
First Trust Mid Cap Growth AlphaDEX(R) Fund                                 --              (4,298,883)              1,705,396
First Trust Small Cap Value AlphaDEX(R) Fund                            23,330              (1,350,034)             (3,927,497)
First Trust Small Cap Growth AlphaDEX(R) Fund                          (32,320)             (4,450,805)                307,951
First Trust Mega Cap AlphaDEX(R) Fund                                   17,034              (1,667,299)                854,936


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2011, 2012, 2013 and 2014 remain open to federal and state audit. As of July 31, 2014, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising for taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2014, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2014


                              Capital Loss  Capital Loss  Capital Loss  Capital Loss  Capital Loss       Post          Total
                                Available     Available     Available     Available     Available     Enactment -     Capital
                                 through       through       through       through       through          No           Loss
                                7/31/2015     7/31/2016     7/31/2017     7/31/2018     7/31/2019     Expiration     Available
                              ------------- ------------- ------------- ------------- ------------- -------------- -------------
First Trust Large Cap Core
     AlphaDEX(R) Fund          $    15,102   $     8,528   $ 2,600,275   $ 2,800,653   $ 1,020,863   $ 38,033,310   $44,478,731
First Trust Mid Cap Core
     AlphaDEX(R) Fund                7,911        84,882     1,985,474     2,119,642     1,502,304     53,877,837    59,578,050
First Trust Small Cap Core
     AlphaDEX(R) Fund               14,770       111,735     1,882,188     1,600,982     1,258,833     30,122,209    34,990,717
First Trust Large Cap Value
     AlphaDEX(R) Fund                1,854        80,299     2,272,260     5,098,300       298,768     18,673,995    26,425,476
First Trust Large Cap Growth
     AlphaDEX(R) Fund                   --       162,514    10,217,162     3,224,180      1,803,15    128,876,868    44,283,875
First Trust Multi Cap Value
     AlphaDEX(R) Fund                8,569        56,799     1,331,945     1,180,819       322,362       5,761,80    48,662,298
First Trust Multi Cap Growth
     AlphaDEX(R) Fund               26,562       241,100     2,554,292     1,438,794       345,171      8,869,185    13,475,104
First Trust Mid Cap Value
     AlphaDEX(R) Fund                   --            --            --            --            --        829,585       829,585
First Trust Mid Cap Growth
     AlphaDEX(R) Fund                   --            --            --            --            --      4,298,883     4,298,883
First Trust Small Cap Value
     AlphaDEX(R) Fund                   --            --            --            --            --      1,350,034     1,350,034
First Trust Small Cap Growth
     AlphaDEX(R) Fund                   --            --            --            --            --      4,450,805     4,450,805
First Trust Mega Cap
     AlphaDEX(R) Fund                   --            --            --            --            --      1,667,299     1,667,299

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2014, the following Fund incurred and elected to defer net ordinary losses as follows:

                                                                 Qualified Late Year Losses
                                                                      Ordinary Losses
                                                                    -------------------
First Trust Small Cap Growth AlphaDEX(R) Fund                          $       32,320

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2014, the adjustments for each Fund were as follows:

                                                                                      Accumulated
                                                                Accumulated           Net Realized
                                                               Net Investment         Gain (Loss)               Paid-in
                                                               Income (Loss)         on Investments             Capital
                                                              ----------------      ----------------        ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                     $         --         $ (109,504,549)         $ 109,504,549
First Trust Mid Cap Core AlphaDEX(R) Fund                              3,449            (96,541,054)            96,537,605
First Trust Small Cap Core AlphaDEX(R) Fund                            3,146            (69,291,776)            69,288,630
First Trust Large Cap Value AlphaDEX(R) Fund                              --           (103,385,496)           103,385,496
First Trust Large Cap Growth AlphaDEX(R) Fund                         53,384            (41,916,521)            41,863,137
First Trust Multi Cap Value AlphaDEX(R) Fund                              --            (20,737,277)            20,737,277
First Trust Multi Cap Growth AlphaDEX(R) Fund                         16,790             (9,297,742)             9,280,952
First Trust Mid Cap Value AlphaDEX(R) Fund                                --             (5,256,848)             5,256,848
First Trust Mid Cap Growth AlphaDEX(R) Fund                            9,942             (6,092,881)             6,082,939
First Trust Small Cap Value AlphaDEX(R) Fund                             237            (12,809,208)            12,808,971
First Trust Small Cap Growth AlphaDEX(R) Fund                          8,309             (3,657,907)             3,649,598
First Trust Mega Cap AlphaDEX(R) Fund                                     --             (1,606,506)             1,606,506

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2014

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor"). General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with Standard & Poor's for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and tradenames. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

I. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860):
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. A repurchase-to-maturity transaction is one where the repurchase agreement settles at the same time as the maturity of the transferred financial asset. These transactions, unlike other repurchase agreements, were accounted for as sales and purchases instead of being treated as secured borrowings. This ASU changes that accounting practice and treats all repurchase agreements as secured borrowings. The ASU additionally requires two new disclosures which are intended to: a) disclose information on transferred assets accounted for as sales in transactions that are economically similar to repurchase agreements, and b) provide increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.

The ASU impacts all entities that enter into repurchase-to-maturity transactions, entities that account for these transactions as a sale and a purchase, and entities that engage in repurchase agreements and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds' financial statement disclosures.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, taxes, interest, and extraordinary expenses.

For the First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust is paid an annual management fee of 0.50% of such Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). These Funds will have the Expense Cap in effect until at least December 31, 2015.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2014

The advisory fee waivers and expense reimbursements for the year ended July 31, 2014 and the fees waived or expenses borne by the Advisor subject to recovery from each Fund for the periods indicated were as follows:

                                                                              Expenses Borne by Advisor Subject to Recovery
                                                                        ----------------------------------------------------------
                                                Advisory     Expense       Year            Year           Year
                                                  Fee         Reim-        Ended           Ended          Ended
                                                Waivers     bursements   7/31/2012       7/31/2013      7/31/2014        Total
                                               ----------   ----------  -------------  -------------  -------------  -------------
First Trust Multi Cap Value
   AlphaDEX(R) Fund                             $     --     $     --    $    44,672    $    36,873    $        --    $    81,545
First Trust Multi Cap Growth
   AlphaDEX(R) Fund                               23,302           --         44,292         49,813         23,302        117,407

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of the Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund. Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2014, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                        $ 625,172,951        $ 624,861,870
First Trust Mid Cap Core AlphaDEX(R) Fund                            549,573,346          549,764,736
First Trust Small Cap Core AlphaDEX(R) Fund                          413,144,306          414,177,247
First Trust Large Cap Value AlphaDEX(R) Fund                         481,690,539          480,526,691
First Trust Large Cap Growth AlphaDEX(R) Fund                        333,217,591          333,559,156
First Trust Multi Cap Value AlphaDEX(R) Fund                          95,216,994           95,285,348
First Trust Multi Cap Growth AlphaDEX(R) Fund                         72,034,549           72,134,069
First Trust Mid Cap Value AlphaDEX(R) Fund                            34,022,815           34,069,313
First Trust Mid Cap Growth AlphaDEX(R) Fund                           54,018,597           53,959,708
First Trust Small Cap Value AlphaDEX(R) Fund                          61,099,387           61,269,963
First Trust Small Cap Growth AlphaDEX(R) Fund                         45,826,079           45,857,219
First Trust Mega Cap AlphaDEX(R) Fund                                 14,272,046           14,356,015

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2014

For the year ended July 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                        $1,140,357,973       $ 595,225,713
First Trust Mid Cap Core AlphaDEX(R) Fund                             809,407,032         494,896,298
First Trust Small Cap Core AlphaDEX(R) Fund                           550,165,552         338,786,147
First Trust Large Cap Value AlphaDEX(R) Fund                        1,039,374,687         577,713,278
First Trust Large Cap Growth AlphaDEX(R) Fund                         386,927,907         287,670,283
First Trust Multi Cap Value AlphaDEX(R) Fund                          181,006,250         111,161,345
First Trust Multi Cap Growth AlphaDEX(R) Fund                          77,954,473          59,864,293
First Trust Mid Cap Value AlphaDEX(R) Fund                            119,394,367          40,685,911
First Trust Mid Cap Growth AlphaDEX(R) Fund                            60,140,631          44,017,046
First Trust Small Cap Value AlphaDEX(R) Fund                          119,494,093         107,931,970
First Trust Small Cap Growth AlphaDEX(R) Fund                          44,262,023          23,495,654
First Trust Mega Cap AlphaDEX(R) Fund                                  16,075,896          14,659,399


                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per share of each Fund on the transaction date times the number of shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                   Number of Securities            Creation
                    in a Creation Unit          Transaction Fee
                -------------------------      -----------------
                          1-100                     $  500
                        101-200                     $1,000
                        201-300                     $1,500
                        301-400                     $2,000
                        401-500                     $2,500
                        501-600                     $3,000
                        601-700                     $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per share of a Fund on the transaction date times the number of shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                   Number of Securities           Redemption
                    in a Creation Unit          Transaction Fee
                -------------------------      -----------------
                          1-100                     $  500
                        101-200                     $1,000
                        201-300                     $1,500
                        301-400                     $2,000
                        401-500                     $2,500
                        501-600                     $3,000
                        601-700                     $3,500

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2014

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before December 31, 2015.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND:

We have audited the accompanying statements of assets and liabilities of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund, and First Trust Mega Cap AlphaDEX(R) Fund, each a series of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Fund"), including the portfolios of investments, as of July 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014 by correspondence with the Fund's custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded AlphaDEX(R) Fund as of July 31, 2014, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
September 24, 2014

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended July 31, 2014, the following percentages of income dividend paid by the Funds qualified for the dividends received deduction available to corporations:

                                                                    Dividends Received Deduction
                                                                  ---------------------------------
First Trust Large Cap Core AlphaDEX(R) Fund                                    100.00%
First Trust Mid Cap Core AlphaDEX(R) Fund                                      100.00%
First Trust Small Cap Core AlphaDEX(R) Fund                                    100.00%
First Trust Large Cap Growth AlphaDEX(R) Fund                                  100.00%
First Trust Large Cap Value AlphaDEX(R) Fund                                   100.00%
First Trust Multi Cap Growth AlphaDEX(R) Fund                                  100.00%
First Trust Multi Cap Value AlphaDEX(R) Fund                                   100.00%
First Trust Mid Cap Growth AlphaDEX(R) Fund                                    100.00%
First Trust Mid Cap Value AlphaDEX(R) Fund                                     100.00%
First Trust Small Cap Growth AlphaDEX(R) Fund                                  100.00%
First Trust Small Cap Value AlphaDEX(R) Fund                                   100.00%
First Trust Mega Cap AlphaDEX(R) Fund                                          100.00%

For the taxable year ended July 31, 2014, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:

                                                                      Qualified Dividend Income
                                                                  ---------------------------------
First Trust Large Cap Core AlphaDEX(R) Fund                                    100.00%
First Trust Mid Cap Core AlphaDEX(R) Fund                                      100.00%
First Trust Small Cap Core AlphaDEX(R) Fund                                    100.00%
First Trust Large Cap Growth AlphaDEX(R) Fund                                  100.00%
First Trust Large Cap Value AlphaDEX(R) Fund                                   100.00%
First Trust Multi Cap Growth AlphaDEX(R) Fund                                  100.00%
First Trust Multi Cap Value AlphaDEX(R) Fund                                   100.00%
First Trust Mid Cap Growth AlphaDEX(R) Fund                                    100.00%
First Trust Mid Cap Value AlphaDEX(R) Fund                                     100.00%
First Trust Small Cap Growth AlphaDEX(R) Fund                                  100.00%
First Trust Small Cap Value AlphaDEX(R) Fund                                   100.00%
First Trust Mega Cap AlphaDEX(R) Fund                                          100.00%

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2014 (UNAUDITED)


                               ADVISORY AGREEMENT

Board Considerations Regarding Approval of Investment Management Agreement The Board of Trustees of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of the following twelve series of the Trust (each a "Fund" and collectively, the "Funds"):

First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)
First Trust Mega Cap AlphaDEX(R) Fund (FMK)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending March 31, 2015, at a meeting held on March 16-17, 2014. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee or unitary fee for each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Lipper Inc. ("Lipper"), an independent source (the "Lipper Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's Lipper Peer Group and a peer group of ETFs selected by the Advisor (the "FT Peer Group"); the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee or unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

For FEX, FNX, FYX, FAD, FAB, FTC and FTA (the "Non-Unitary Fee Funds"), the Board considered the advisory fees payable by each Non-Unitary Fee Fund under the Agreement. The Board considered that the Advisor agreed to extend the current expense cap for each Non-Unitary Fee Fund through November 30, 2015. For each Non-Unitary Fee Fund, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Non-Unitary Fee Fund for up to three years from the date the expense was incurred or fee was waived, but

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2014 (UNAUDITED)

no reimbursement payment would be made by the Non-Unitary Fee Fund if it would result in the Non-Unitary Fee Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees waived by the Advisor. The Board considered the advisory fees charged by the Advisor to other First Trust ETFs not paying a unitary fee and other advisory clients with investment objectives and policies similar to the Funds', noting that those fees generally were similar to the advisory fees charged to these Funds.

For FNK, FNY, FYT, FYC and FMK (the "Unitary Fee Funds"), the Board considered the unitary fee payable by each Unitary Fee Fund under the Agreement, noting that each Unitary Fee Fund pays the Advisor a fee equal to an annual rate of 0.70% of its average daily net assets and that the Advisor is responsible for each Unitary Fee Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board compared each Unitary Fee Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee.

The Board also reviewed data prepared by Lipper showing the advisory fees and expense ratios of each Non-Unitary Fee Fund and the unitary fee for each Unitary Fee Fund as compared to the fees of the peer funds in each Fund's Lipper Peer Group. Because each Non-Unitary Fee Fund's Lipper Peer Group included peer funds that pay a unitary fee and because the Unitary Fee Funds pay a unitary fee, the Board determined that expense ratios were the most relevant data point. Based on the information provided, the Board noted that the total (net) expense ratio of each Non-Unitary Fee Fund and the unitary fee for each Unitary Fee Fund was above the median total expense ratio of the peer funds in each Fund's respective Lipper Peer Group and each Fund's respective FT Peer Group. The Independent Trustees discussed with representatives of the Advisor, the Advisor's philosophy regarding expense ratios/unitary fees of ETFs it manages, and the limitations in creating a relevant peer group for each Fund, including that (i) some of the Funds are unique in their composition, which makes assembling peers with similar strategies and asset mix difficult and (ii) differences in the net assets of the peer funds as compared to the Funds caused the Funds' fixed expenses to differ on a percentage basis as compared to the peer funds and in some instances caused otherwise relevant peer funds to be omitted from a Fund's peer group. The Board took these limitations into account in considering the Lipper data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. With respect to tracking error, the Board considered the Advisor's explanation regarding the impact of the compounding effect of fees in a year when returns of the Funds were meaningfully positive. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by Lipper comparing each Fund's performance to its respective Lipper Peer Group and to a broad-based benchmark. In reviewing each Fund's performance as compared to the performance of the Fund's Lipper Peer Group, the Board took into account the limitations described above with respect to creating relevant peer groups for the Funds.

On the basis of all the information provided on the fees, expenses and performance of each Fund, the Board concluded that the advisory fee or unitary fee for each Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board considered the Advisor's statement that no material economies of scale exist at current Fund asset levels. For the Unitary Fee funds, the Board noted that any reduction in fixed costs associated with the management of the Unitary Fee Funds would benefit the Advisor, but that the unitary fee structure provides certainty in expenses for the Unitary Fee Funds. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2013, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits estimated to have been realized by the Advisor in connection with the management of each Fund for calendar year 2013 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2014 (UNAUDITED)

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license and related sublicense from an index provider that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is no guarantee the index provider has all the rights to license such intellectual property on behalf of the Fund. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

Each Fund is subject to issuer specific change risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may be concentrated in stocks of companies in an individual industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

Each Fund is considered to be non-diversified. As a result, each Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2014 (UNAUDITED)

Each Fund is not actively managed. A Fund may be affected by a general decline in certain market segments relating to a Fund's corresponding index. A Fund invests in securities included in or representative of its corresponding index regardless of its investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

The First Trust Multi Cap Value AlphaDEX(R) Fund, the First Trust Multi Cap Growth AlphaDEX(R) Fund, the First Trust Mid Cap Core AlphaDEX(R) Fund, the First Trust Small Cap Core AlphaDEX(R) Fund, the First Trust Mid Cap Value AlphaDEX(R) Fund, the First Trust Mid Cap Growth AlphaDEX(R) Fund, the First Trust Small Cap Value AlphaDEX(R) Fund and the First Trust Small Cap Growth AlphaDEX(R) Fund may invest in small capitalization and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

The First Trust Large Cap Value AlphaDEX(R) Fund and the First Trust Multi Cap Value AlphaDEX(R) Fund invest with a value-oriented investment style and may not be successful in realizing their respective investment objectives. Value companies may have experienced adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

The First Trust Large Cap Growth AlphaDEX(R) Fund and the First Trust Multi Cap Growth AlphaDEX(R) Fund invest with a growth-oriented investment style and may not be successful in realizing their respective investment objectives. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

Each of the First Trust Large Cap Core AlphaDEX(R) Fund, the First Trust Mid Cap Core AlphaDEX(R) Fund, the First Trust Small Cap Core AlphaDEX(R) Fund, the First Trust Large Cap Value AlphaDEX(R) Fund, the First Trust Large Cap Growth AlphaDEX(R) Fund, the First Trust Mid Cap Value AlphaDEX(R) Fund, the First Trust Mid Cap Growth AlphaDEX(R) Fund, the First Trust Small Cap Value AlphaDEX(R) Fund, the First Trust Small Cap Growth AlphaDEX(R) Fund and the First Trust Mega Cap AlphaDEX(R) Fund normally invests at least 90% of its assets in common stocks that comprise the Index upon which it is based. The securities of companies represented in the Index upon which each Fund is based generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index upon which it is based. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in a Fund will stay within a given market capitalization range. As a result, each Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

The Funds may invest in non-U.S. securities publicly traded in the United States. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2014 (UNAUDITED)


The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.



                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                 TERM OF OFFICE                                                THE FIRST TRUST         OTHER
       NAME, ADDRESS,            AND YEAR FIRST                                                 FUND COMPLEX      TRUSTEESHIPS OR
      DATE OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS               OVERSEEN BY       DIRECTORSHIPS
   POSITION WITH THE TRUST         APPOINTED                  DURING PAST 5 YEARS                  TRUSTEE        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o  Indefinite Term   Physician; President, Wheaton                    106        None
c/o First Trust Advisors L.P.                       Orthopedics; Limited Partner,
120 E. Liberty Drive,          o  Since Inception   Gundersen Real Estate Limited
   Suite 400                                        Partnership; Member, Sportsmed LLC
Wheaton, IL 60187
D.O.B.: 04/51

Thomas R. Kadlec, Trustee      o  Indefinite Term   President (March 2010 to Present), Senior        106        Director of ADM
c/o First Trust Advisors L.P.                       Vice President and Chief Financial Officer                  Investor Services,
120 E. Liberty Drive,          o  Since Inception   (May 2007 to March 2010), ADM Investor                      Inc. and ADM
   Suite 400                                        Services, Inc. (Futures Commission                          Investor Services,
Wheaton, IL 60187                                   Merchant)                                                   International
D.O.B.: 11/57

Robert F. Keith, Trustee       o  Indefinite Term   President (2003 to Present), Hibs                106        Director of Trust
c/o First Trust Advisors L.P.                       Enterprises (Financial and Management                       Company of
120 E. Liberty Drive,          o  Since Inception   Consulting)                                                 Illinois
   Suite 400
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson, Trustee       o  Indefinite Term   President and Chief Executive Officer            106        Director of
c/o First Trust Advisors L.P.                       (June 2012 to Present), Dew Learning LLC                    Covenant
120 E. Liberty Drive,          o  Since Inception   (Educational Products and Services);                        Transport Inc.
   Suite 400                                        President (June 2002 to June 2012),
Wheaton, IL 60187                                   Covenant College
D.O.B.: 03/54

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen(1), Trustee,    o  Indefinite Term  Chief Executive Officer (December 2010            106        None
Chairman of the Board                              to Present), President (until December
120 E. Liberty Drive,          o  Since Inception  2010), First Trust Advisors L.P. and
   Suite 400                                       First Trust Portfolios L.P.; Chairman of
Wheaton, IL 60187                                  the Board of Directors, BondWave LLC
D.O.B.: 09/55                                      (Software Development Company/
                                                   Investment Advisor) and Stonebridge
                                                   Advisors LLC (Investment Advisor)


-------------------
1 Mr. Bowen is deemed an "interested person" of the Trust due to his position as CEO of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2014 (UNAUDITED)


                                POSITION AND               TERM OF OFFICE
    NAME, ADDRESS                  OFFICES                 AND LENGTH OF                       PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH              WITH TRUST                   SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley         President and Chief Executive  o  Indefinite Term      Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,   Officer                                                and Chief Financial Officer, First Trust Advisors
   Suite 400                                           o  Since January 2012   L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                              Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                  Company/Investment Advisor) and Stonebridge
                                                                               Advisors LLC (Investment Advisor)

James M. Dykas          Treasurer, Chief Financial     o  Indefinite Term      Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,   Officer and Chief                                      President (April 2007 to Present), First Trust
   Suite 400            Accounting Officer             o  Since January 2012   Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 01/66

W. Scott Jardine        Secretary and Chief            o  Indefinite Term      General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,   Legal Officer                                          Trust Portfolios L.P.; Secretary and General Counsel,
   Suite 400                                           o  Since Inception      BondWave LLC (Software Development Company/
Wheaton, IL 60187                                                              Investment Advisor) and Secretary, Stonebridge
D.O.B.: 05/60                                                                  Advisors LLC (Investment Advisor)

Daniel J. Lindquist     Vice President                 o  Indefinite Term      Managing Director (July 2012 to Present), Senior
120 E. Liberty Drive,                                                          Vice President (September 2005 to July 2012), First
   Suite 400                                           o  Since Inception      Trust Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 02/70

Kristi A. Maher         Chief Compliance Officer and   o  Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,   Assistant Secretary                                    and First Trust Portfolios L.P.
   Suite 400                                           o  Chief Compliance
Wheaton, IL 60187                                         Officer Since
D.O.B.: 12/66                                             January 2011

                                                       o  Assistant Secretary
                                                          Since Inception

Roger F. Testin         Vice President                 o  Indefinite Term      Senior Vice President, First Trust Advisors L. P. and
120 E. Liberty Drive,                                                          First Trust Portfolios L.P.
   Suite 400                                           o  Since Inception
Wheaton, IL 60187
D.O.B.: 06/66

Stan Ueland             Vice President                 o  Indefinite Term      Senior Vice President (September 2012 to Present)
120 E. Liberty Drive,                                                          Vice President (August 2005 to September 2012),
   Suite 400                                           o  Since Inception      First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 11/70


-------------------
2 The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2014 (UNAUDITED)


                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

      o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

                     This page is intentionally left blank.

--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS

INVESTMENT ADVISOR

--------------------------------------------------------------------------------

        First Trust Advisors L.P.
        120 East Liberty Drive, Suite 400
        Wheaton, IL 60187


        ADMINISTRATOR, CUSTODIAN,
        FUND ACCOUNTANT &
        TRANSFER AGENT
        The Bank of New York Mellon
        101 Barclay Street
        New York, NY 10286


        INDEPENDENT REGISTERED
        PUBLIC ACCOUNTING FIRM
        Deloitte & Touche LLP
        111 S. Wacker Drive
        Chicago, IL 60606


        LEGAL COUNSEL
        Chapman and Cutler LLP
        111 W. Monroe Street
        Chicago, IL 60603

--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $420,000 for 2013 and $420,000 for 2014.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2013 and $0 for 2014.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2013 and $0 for 2014.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $68,250 for 2013 and $61,425 for 2014. These fees were for tax consultation.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for 2013 and $0 for 2014.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2012 and $0 for 2013.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2013 and $0 for 2014 for the Adviser and $0 for 2013 and $0 for 2014 for the Distributor.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

           Registrant:                           Adviser and Distributor:
           -----------                           ------------------------
              (b) 0%                                      (b) 0%
              (c) 0%                                      (c) 0%
              (d) 0%                                      (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for 2013 were $68,250 for the registrant, $3,000 for the registrant's investment adviser and $31,050 for the registrant's distributor, and for 2014 were $61,425 for the registrant, $36,800 for the registrant's investment adviser and $57,500 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)   (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
      Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)   (3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      First Trust Exchange-Traded AlphaDEX(R) Fund
             -----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 19, 2014
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 19, 2014
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 19, 2014
     --------------------

* Print the name and title of each signing officer under his or her signature.